WEALTH BUILDING OPPORTUNITY

OHIO NATIONAL FUND, INC.

-------------------------------------------------------------------------------

                                               ANNUAL REPORT
                                               --------------------
                                               DECEMBER 31, 2002

                                               Ohio National Variable Account D

                                               Ohio National Fund, Inc.

[LOGO] OHIO NATIONAL FINANCIAL SERVICES

President's
Message

                                         [John J. Palmer Photo]

Dear Investor:

The second half of 2002 continued the litany of bad experiences for stock market investors. In October 2002, the Dow Jones Industrial Average fell to its lowest point in four years. The third quarter was the worst quarter for the average since 1987. The continued collapse of equity markets caused investors to flee to the safety of U.S. Treasury bonds, pushing yields on ten-year notes to forty-year lows. Finally, the Federal Reserve Board lowered the Federal Funds rate again to its lowest level since Kennedy was president.

The Economy

All in all, it could have been a better six months, but with all the bad news, it's easy to miss what's right in today's economic environment. For example, the economy is slowly digging itself out of the doldrums it entered two years ago. Unemployment remains at or around the 6 percent mark, which is not particularly good, but not particularly bad either. GDP continues to rise due to increasing productivity, which has managed to grow at 5.6 percent for the last four quarters.

Still, the economic engine is running on only one cylinder. The consumer continues to pump life into the economy while business sits on the sideline. Consumer spending has been so strong that housing starts set an all-time high in October, and retail sales (excluding autos) are growing at a 5 percent pace. How long this can last is open to debate and somewhat irrelevant, because only when business begins to spend again will the economic recovery gain strength and start to turn into a robust boom.

The Equity Markets

Looking ahead, many experts see a mixed year in 2003. The consensus seems to indicate positive returns, but this tide might not raise all boats. Instead, the market is more likely to belong to stock pickers, rather than to individuals who bet on a particular sector or the market as a whole.

There are still some concerns going forward. The potential for war looms on the horizon. Even though war has typically been good to equity markets long-term, the threat is damaging short-term. Oil is expensive relative to the past two years. There is ongoing concern about the general trend of earnings in corporate America. Finally, consumer confidence is still low after the corporate scandals of the first half of 2002. Until some measure of confidence is restored to the publishing of corporate America's accounting numbers, it is unlikely that any strong bullish sentiment will reappear.

If any or all of these threats, real or perceived, can be eased, we could be looking at the catalyst for a strong equity market going forward. The foundation is already in place -- interest rates are low, banks are relatively healthy and corporate inventories are low and could require rebuilding with only a slight positive tick in economic growth. Also, the proposed Federal Tax Cut plan could provide a large cash infusion to the economy, which should further stimulate the economy.

Staying the Course

Investors can take advantage of a future rise in the equity markets and protect themselves in the event of a continued downturn through diversification.

Keeping your investment assets spread across different investment classes (bonds, stocks, real estate) and across different sectors within those classes should allow you to cushion yourself against declines and provide you with opportunities in the event of a new bull market taking off. The Ohio National Fund provides you with just such an array of choices, ranging from high yield bond portfolios to small cap stock portfolios to a money market option.

We appreciate your support and continued opportunity to help you with your financial service needs.

Sincerely,

/s/ JOHN J. PALMER
John J. Palmer, FSA, MAAA

President and Director, Ohio National Fund, Inc.

--------------------------------------------------------------------------------

Directors and Officers of Ohio National Fund, Inc.

John J. Palmer, President and Director
Ronald L. Benedict, Secretary
Ross Love, Director
James E. Bushman, Director
Joseph A. Campanella, Director
George M. Vredeveld, Director

Thomas A. Barefield, Vice President
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer
Marcus L. Collins, Assistant Secretary
Maureen K. Kiefer, Compliance Director and Assistant Treasurer

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus of Ohio National Fund, Inc. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC), One Financial Way, Cincinnati, Ohio 45242, telephone 513.794.6100. 2/03

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 OBJECTIVE

The principal investment objective of the Equity Portfolio is long-term capital growth. Current income is a secondary objective.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                   -18.74%
Five-year                                   -2.52%
Ten-year                                     6.00%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the year ended December 31, 2002, the Ohio National Equity Portfolio returned (18.74)% versus the S&P 500 Index return of (22.09)%. In 2002, we witnessed our third year of negative returns and an S&P 500 Index with not one sector posting a positive return for the year. Surprisingly, the two worst sectors in the overall market for the full year period, telecom services and information technology, were the best performers in the fourth quarter.

During the year, your Portfolio was significantly aided by the investment process we employ which emphasizes individual stock analysis and a constant reassessment of the investment case. Therefore by simply looking at the areas of overweight and underweight of the Portfolio relative to the benchmark, it is difficult to determine the Portfolio's attribution. However, by drilling down to the individual names and observing the intentional changes that were made in the Portfolio, both stock selection and changes to position weightings, played a valuable role in generating out-performance versus the benchmark.

While the market posted a decline of over 22% for the year, your Portfolio fell 18.74%, generating a return of over 3% better than the broader index. The Portfolio's out-performance was mainly attributable to the high beta stocks in the Portfolio. We continued to add to selective high beta stocks during the course of the year as we observed a dramatic aversion to risk in early 2002 and an over-discounting of valuations because of perceived negative issues. In contrast, our lower beta stocks, which helped our performance significantly in the early part of the year, under-performed the market in late 2002.

The market's strong rally in late 2002 was due in part to its extremely oversold condition on October 9, 2002 (the final low for this bear market in our opinion), and of equal importance, to the reasons cited by the Federal Reserve for its 50 basis point rate cut on November 6, 2002.

We are optimistic about the equity market near term given the favorable fiscal and monetary policies in place and the moderately attractive valuations levels present. We remain confident about the long-term prospects for equities and especially for the companies we are investing in. We are fully invested today with minimal cash balance. We are working hard to optimize the Portfolio in the names we believe will produce the best risk adjusted rates of return. As always, we sincerely appreciate your confidence and welcome your comments.

 CHANGE IN VALUE OF $10,000 INVESTMENT


[LINE GRAPH]


                                                                EQUITY PORTFOLIO (COMMENCED
                                                                OPERATIONS JANUARY 14, 1971)              S&P 500 INDEX
                                                                ----------------------------              -------------
'93                                                                     $10000.00                         $10000.00
                                                                         10571.00                          10482.00
                                                                         11410.30                          10998.80
'94                                                                      11046.40                          10622.60
                                                                         11438.50                          11143.10
'95                                                                      13333.90                          13388.50
                                                                         14549.90                          15313.70
'96                                                                      15955.40                          16875.71
                                                                         17220.70                          18846.50
'97                                                                      19325.00                          22712.40
                                                                         20349.30                          25115.40
'98                                                                      22146.10                          29563.30
                                                                         21512.70                          32292.00
'99                                                                      23507.00                          36289.80
                                                                         25787.20                          39087.70
'00                                                                      24972.30                          38919.60
                                                                         24073.30                          35525.80
'01                                                                      25137.30                          33145.60
                                                                         22042.90                          31306.00
'02                                                                      18375.00                          27189.30
                                                                         17911.90                          24391.50

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Tyco International, Ltd.               6.5
 2.  UnitedHealth Group, Inc.               6.3
 3.  Nextel Communications, Inc. -
     A                                      5.9
 4.  Amazon.com, Inc.                       5.3
 5.  Eastman Kodak                          5.2
 6.  Washington Mutual, Inc.                5.0
 7.  Waste Management, Inc.                 4.4
 8.  Bank One Corp.                         4.1
 9.  Qwest Communications Int'l             4.0
10.  Albertson's, Inc.                      4.0

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Banking                                19.6
 2.  Insurance Services                     12.5
 3.  Telecommunications & Related            9.9
 4.  Retail                                  7.2
 5.  Food & Related                          6.9

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (1.1%)
   279,000   *General Motors Corp. ............  $  2,985,300
                                                 ------------
             BANKING (16.9%)
   293,800   Bank One Corp. ...................    10,738,390
   133,300   Capital One Financial Corp. ......     3,961,676
   237,633   Citigroup Inc. ...................     8,362,305
   339,099   J P Morgan Chase & Co. ...........     8,138,376
   382,900   Washington Mutual, Inc. ..........    13,221,537
                                                 ------------
                                                   44,422,284
                                                 ------------
             BROADCAST RADIO & TV (2.0%)
   223,763   *Comcast Corp CL A................     5,274,094
                                                 ------------
             BUSINESS SERVICES (0.6%)
    21,500   *eBay Inc. .......................     1,458,130
                                                 ------------
             COMPUTER & RELATED (2.6%)
     3,043   *Ascential Software Corp. ........         7,303
    43,500   *Gateway Inc. ....................       136,590
    86,000   International Business Machines...     6,665,000
                                                 ------------
                                                    6,808,893
                                                 ------------
             CONSUMER PRODUCTS (5.2%)
   390,600   Eastman Kodak.....................    13,686,624
                                                 ------------
             ELECTRICAL EQUIPMENT (0.5%)
    58,700   General Electric..................     1,429,345
                                                 ------------
             FINANCIAL SERVICES (2.9%)
   118,600   Fannie Mae........................     7,629,538
                                                 ------------
             FOOD & RELATED (6.9%)
   472,100   Albertson's, Inc. ................    10,508,946
   487,100   *Kroger Co. ......................     7,525,695
                                                 ------------
                                                   18,034,641
                                                 ------------
             INSURANCE SERVICES (12.5%)
   237,600   *Health Net Inc. .................     6,272,640
   239,400   MGIC Investment Corp. ............     9,887,220
   199,960   UnitedHealth Group Inc. ..........    16,696,660
                                                 ------------
                                                   32,856,520
                                                 ------------
             MEDIA & PUBLISHING (6.2%)
   523,700   *AOL Time Warner Inc. ............     6,860,470
   414,647   *USA Interactive..................     9,503,709
                                                 ------------
                                                   16,364,179
                                                 ------------
             MEDICAL & RELATED (6.3%)
   140,900   Baxter International Inc. ........     3,945,200
   289,600   *Tenet Healthcare Corp. ..........     4,749,440
   294,100   McKesson HBOC Inc. ...............     7,949,523
                                                 ------------
                                                   16,644,163
                                                 ------------
             RETAIL (7.2%)
   740,000   *Amazon.com Inc. .................    13,978,600
   206,000   Home Depot........................     4,935,760
                                                 ------------
                                                   18,914,360
                                                 ------------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS & RELATED (9.9%)
 1,340,740   *Nextel Communications Inc. ......  $ 15,485,547
 2,122,100   *Qwest Communications Int'l.......    10,610,500
                                                 ------------
                                                   26,096,047
                                                 ------------
             UTILITIES (2.1%)
 1,518,500   *AES Corp. .......................     4,585,870
    43,100   Duke Energy Corp. ................       842,174
                                                 ------------
                                                    5,428,044
                                                 ------------
             WASTE SERVICES (4.4%)
   501,375   Waste Management, Inc. ...........    11,491,515
                                                 ------------
             TOTAL U.S. COMMON STOCKS
              (87.3%)..........................  $229,523,677
                                                 ------------

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA
             BUSINESS SERVICES (0.2%)
    28,200   *Accenture Ltd. ..................  $    507,318
                                                 ------------
             ELECTRONICS/SEMICONDUCTORS (6.5%)
 1,006,500   Tyco International, Ltd. .........    17,191,020
                                                 ------------
             TOTAL BERMUDA (6.7%)..............    17,698,338
                                                 ------------
             UNITED KINGDOM
             ADVERTISING (2.9%)
 1,011,089   *WPP Group PLC....................     7,724,388
                                                 ------------
             BANKING (2.7%)
   987,970   *Lloyds TSB Group PLC.............     7,094,424
                                                 ------------
             TOTAL UNITED KINGDOM (5.6%).......    14,818,812
                                                 ------------
             TOTAL FOREIGN COMMON STOCKS
              (12.3%)..........................  $ 32,517,150
                                                 ------------
             TOTAL COMMON STOCKS (99.6%).......  $262,040,827
                                                 ------------

   FACE                                              FAIR
  AMOUNT           REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES(0.6%)
$1,545,361   JP Morgan Chase 1.200% 01/02/03
              Repurchase price $1,545,464
              Collateralized by FNMA Fair
              Value: $1,578,347 Face Value:
              $1,235,000 Due: 05/15/30
              Interest: 7.25%..................  $  1,545,361
                                                 ------------
             TOTAL REPURCHASE AGREEMENTS
              (0.6%)...........................  $  1,545,361
                                                 ------------
             TOTAL HOLDINGS (100.2%) (COST
              $297,106,818) (a)................  $263,586,188
                                                 ------------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.2%)..............      (421,906)
                                                 ------------
             NET ASSETS (100.0%)...............  $263,164,282
                                                 ============

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $5,454,576.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC
EQUITY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $297,106,818)....................  $263,586,188
  Receivable for securities sold...........       882,738
  Receivable for fund shares sold..........         9,068
  Dividends & accrued interest
    receivable.............................       168,430
  Prepaid expenses.........................        14,990
                                             ------------
    Total assets...........................   264,661,414
                                             ------------
Liabilities:
  Payable for securities purchased.........     1,068,981
  Payable for fund shares redeemed.........       235,878
  Payable for investment management
    services (note 3)......................       184,475
  Accrued professional fees................           471
  Accrued accounting and transfer agent
    fees...................................           128
  Accrued printing and proxy fees..........         1,741
  Other accrued expenses...................         5,458
                                             ------------
    Total liabilities......................     1,497,132
                                             ------------
Net assets.................................  $263,164,282
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 15,297,720
  Paid-in capital in excess of par value...   349,407,315
  Accumulated net realized loss on
    investments............................   (68,020,480)
  Net unrealized depreciation on
    investments............................   (33,520,630)
  Undistributed net investment income......           357
                                             ------------
Net assets.................................  $263,164,282
                                             ============
Shares outstanding.........................    15,297,720
Net asset value per share..................  $      17.20
                                             ============

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest..................................  $     44,371
  Dividends (net of withholding tax
    $46,302)................................     3,836,863
  Loss on foreign currency settlements......        (8,344)
  Other income..............................        15,881
                                              ------------
    Total investment income.................     3,888,771
                                              ------------
Expenses:
  Management fees (note 3)..................     2,355,569
  Custodian fees............................        55,000
  Directors' fees...........................        18,000
  Professional fees.........................        17,707
  Accounting and transfer agent fees........       317,915
  Printing and proxy fees...................        21,869
  Filing fees...............................         3,619
  Other.....................................         1,536
                                              ------------
    Total expenses..........................     2,791,215
                                              ------------
    Net investment income...................     1,097,556
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments..........   (48,058,323)
  Change in unrealized appreciation
    (depreciation) on investments...........   (19,218,107)
                                              ------------
    Net loss on investments.................   (67,276,430)
                                              ------------
    Net decrease in net assets from
      operations............................  $(66,178,874)
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC
EQUITY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                                  2002             2001
                                                              ------------     ------------
From operations:
  Net investment income.....................................  $  1,097,556     $    996,454
  Realized loss on investments..............................   (48,058,323)     (19,376,845)
  Change in unrealized appreciation (depreciation) on
    investments.............................................   (19,218,107)     (13,015,561)
                                                              ------------     ------------
      Net decrease in net assets from operations............   (66,178,874)     (31,395,952)
                                                              ------------     ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................    (1,081,406)        (982,942)
  Return of capital.........................................             0          (13,095)
                                                              ------------     ------------
    Total dividends and distributions.......................    (1,081,406)        (996,037)
                                                              ------------     ------------
From capital share transactions (note 4):
  Received from shares sold.................................    28,827,418       60,552,524
  Received from dividends reinvested........................     1,081,406          996,037
  Paid for shares redeemed..................................   (43,035,929)     (26,737,057)
                                                              ------------     ------------
    Increase in net assets derived from capital share
     transactions...........................................   (13,127,105)      34,811,504
                                                              ------------     ------------
  Increase (decrease) in net assets.........................   (80,387,385)       2,419,515
Net Assets:
  Beginning of year.........................................   343,551,667      341,132,152
                                                              ------------     ------------
  End of year (a)...........................................  $263,164,282     $343,551,667
                                                              ============     ============
  (a) Includes undistributed net investment income of.......  $        357     $         --
                                                              ============     ============

 FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              ------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding
  throughout the year):
Net asset value, beginning of year..........................  $21.25     $23.28     $26.48     $36.31     $35.44
Income (loss) from investment operations:
  Net investment income.....................................    0.07       0.06       0.08       0.12       0.45
  Net realized & unrealized gain (loss)
    on investments..........................................   (4.05)     (2.03)     (1.82)      6.85       1.56
                                                              ------     ------     ------     ------     ------
    Total income (loss) from investment
      operations............................................   (3.98)     (1.97)     (1.74)      6.97       2.01
                                                              ------     ------     ------     ------     ------
  Less distributions:
    Dividends from net investment income....................   (0.07)     (0.06)     (0.08)     (0.11)     (0.45)
    Distributions from net realized capital
      gains.................................................    0.00       0.00      (1.22)    (16.68)     (0.69)
    Return of capital.......................................    0.00       0.00      (0.16)     (0.01)      0.00
                                                              ------     ------     ------     ------     ------
      Total distributions...................................   (0.07)     (0.06)     (1.46)    (16.80)     (1.14)
                                                              ------     ------     ------     ------     ------
Net asset value, end of year................................  $17.20     $21.25     $23.28     $26.48     $36.31
                                                              ======     ======     ======     ======     ======
Total return................................................  (18.74)%    (8.43)%    (6.64)%    19.87%      5.72%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $263.2     $343.6     $341.1     $329.6     $296.9
  Ratios to average net assets:
    Expenses................................................    0.95%      0.93%      0.91%      0.76%      0.64%
    Net investment income...................................    0.37%      0.29%      0.30%      0.31%      1.25%
Portfolio turnover rate.....................................      32%        20%        36%       124%        25%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

   FACE                                           AMORTIZED
  AMOUNT             MEDIUM-TERM NOTES               COST
-------------------------------------------------------------
             FINANCIAL SERVICES (1.8%)
$3,000,000   Alaska Housing Financial Corp.
              1.740% 12/01/32 (b)..............  $  3,000,000
                                                 ------------
             SERVICES (0.6%)
 1,000,000   *Urbancrest Church 1.480%
              05/01/23 (b).....................     1,000,000
                                                 ------------
             TOTAL MEDIUM-TERM NOTES (2.4%)....  $  4,000,000
                                                 ------------

   FACE                                           AMORTIZED
  AMOUNT              SHORT-TERM NOTES               COST
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (7.3%)
$8,000,000   American Honda Finance 1.310%
              01/27/03.........................  $  7,992,431
 1,400,000   BMW US Capital 1.200% 01/02/03....     1,399,953
 1,000,000   Daimler Chrysler 1.960%
              01/03/03.........................       999,891
 1,000,000   Ford Motor Credit 1.920%
              01/24/03.........................       998,773
 1,000,000   General Motors Acceptance Corp.
              1.500% 01/13/03..................       999,500
                                                 ------------
                                                   12,390,548
                                                 ------------
             BUSINESS SERVICES (3.0%)
 5,000,000   Cintas Corp. 4(2) (144A) 1.350%
              01/06/03.........................     4,999,062
                                                 ------------
             CONSUMER PRODUCTS (8.3%)
 5,000,000   Fortune Brands 4(2) (144A) 1.330%
              01/08/03.........................     4,998,707
 9,000,000   Proctor & Gamble 4(2) (144A)
              1.260% 01/14/03..................     8,995,905
                                                 ------------
                                                   13,994,612
                                                 ------------
             DRUGS/BIOTECHNOLOGY (4.1%)
 6,860,000   Pfizer Inc. 4(2) (144A) 1.280%
              01/29/03.........................     6,853,170
                                                 ------------
             FINANCIAL SERVICES (15.4%)
 1,066,000   American Express Credit Corp.
              1.310% 01/03/03..................     1,065,922
 4,881,000   American Express Credit Corp.
              1.310% 01/09/03..................     4,879,579
 2,000,000   American Express Credit Corp.
              1.250% 02/04/03..................     1,997,639
 4,618,000   American General Finance Corp.
              1.300% 01/13/03..................     4,615,999
 7,734,000   General Electric Capital Corp.
              1.300% 01/10/03..................     7,731,486
   500,000   The Goldman Sachs Group, Inc.
              7.875% 01/15/03..................       500,867
 2,000,000   Merrill Lynch 5.92% 01/06/03......     2,001,266
 1,650,000   Merrill Lynch 1.8862% 02/04/03....     1,650,506

   FACE                                           AMORTIZED
  AMOUNT              SHORT-TERM NOTES               COST
-------------------------------------------------------------
             FINANCIAL SERVICES (CONTINUED)
$1,000,000   Merrill Lynch 7.18% 02/11/03......  $  1,005,869
   500,000   Merrill Lynch 6.00% 02/12/03......       502,307
                                                 ------------
                                                   25,951,440
                                                 ------------
             FOOD & RELATED (17.9%)
 8,000,000   Coca-Cola Co. 1.260% 01/07/03.....     7,998,320
 5,280,000   Kraft Foods Inc. 1.300%
              01/15/03.........................     5,277,331
 9,000,000   Nestle Capital Corp. 4(2) (144A)
              1.260% 01/21/03..................     8,993,700
 8,000,000   Philip Morris Co. 1.310%
              01/31/03.........................     7,991,267
                                                 ------------
                                                   30,260,618
                                                 ------------
             INSURANCE (9.9%)
 3,981,000   MetLife Inc. 4(2) (144A) 1.270%
              01/13/03.........................     3,979,315
 4,000,000   MetLife Inc. 4(2) (144A) 1.320%
              01/16/03.........................     3,997,800
 2,000,000   New York Life 4(2) (144A) 1.310%
              01/06/03.........................     1,999,636
 6,700,000   New York Life 4(2) (144A) 1.300%
              01/23/03.........................     6,694,677
                                                 ------------
                                                   16,671,428
                                                 ------------
             MACHINERY (0.5%)
 1,000,000   John Deere Capital Corp. 1.650%
              01/08/03.........................       999,679
                                                 ------------
             MEDIA & PUBLISHING (17.4%)
 8,000,000   Gannett Co. 4(2) (144A) 1.270%
              01/02/03.........................     7,999,718
 7,000,000   Knight Ridder 4(2) (144A) 1.300%
              01/17/03.........................     6,995,956
 9,100,000   Scripps (E.W.) Co. 1.280%
              01/22/03.........................     9,093,205
 5,250,000   Washington Post 4(2) (144A) 1.310%
              02/03/03.........................     5,243,696
                                                 ------------
                                                   29,332,575
                                                 ------------
             MEDICAL & RELATED (3.8%)
 6,400,000   Amgen Inc. 1.320% 01/24/03........     6,394,603
                                                 ------------
             METALS & MINING (4.1%)
 7,000,000   Alcoa Inc. 1.300% 01/16/03........     6,996,208
                                                 ------------
             RETAIL (0.6%)
 1,000,000   Sears Roebuck Acceptance Corp.
              1.400% 01/08/03..................       999,757
                                                 ------------
             TELECOMMUNICATIONS & RELATED (4.0%)
 4,205,000   Bell South Corp. 4(2) (144A)
              1.290% 01/03/03..................     4,204,699
 2,607,000   Bell South Corp. 4(2) (144A)
              1.290% 01/09/03..................     2,606,253
                                                 ------------
                                                    6,810,952
                                                 ------------
             TOTAL SHORT-TERM NOTES (96.3%)....  $162,654,652
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

   FACE                                              FAIR
  AMOUNT           REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.2%)
$3,841,000   US Bank 1.050% 01/02/03 Repurchase
              price $3,841,263 Collateralized
              by Freddie Mac Mortgage Backed
              Pool #G11298 Fair Value:
              $3,917,905 Face Value: $3,985,666
              Due: 08/01/17 Interest: 5.00%....  $  3,841,000
                                                 ------------
             TOTAL REPURCHASE AGREEMENTS
              (2.2%)...........................  $  3,841,000
                                                 ------------
             TOTAL HOLDINGS (100.9%)
              (AMORTIZED COST $170,495,652)
              (A)..............................  $170,495,652
                                                 ------------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.9%)..............    (1,520,916)
                                                 ------------
             NET ASSETS (100.0%)...............  $168,974,736
                                                 ============

---------------

       (a) Represents cost for federal income tax and financial reporting purposes. See note 1.
       (b) Bond is a 7 day 'rolling' asset that is money market eligible under Rule 2a-7. Interest resets every 7 days and the bond is eligible to be repurchased by the broker any time, at par, with a 7 day settlement.
         * The rate reflected is the rate in effect at December 31, 2002. The maturity date reflected is the final maturity date.
4(2)(144A)  Security exempt from registration under Section 4(2) of the
            Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers, under Rule 144A. At the period end, the value of these securities amounted to $78,562,294 or 46.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at amortized
    cost...................................  $170,495,652
  Cash.....................................           127
  Receivable for fund shares sold..........        14,436
  Dividends & accrued interest
    receivable.............................       124,484
  Prepaid expenses.........................           949
                                             ------------
    Total assets...........................   170,635,648
                                             ------------
Liabilities:
  Payable for fund shares redeemed.........     1,606,757
  Payable for investment management
    services (note 3)......................        35,870
  Accrued professional fees................           509
  Accrued accounting and transfer agent
    fees...................................        11,760
  Accrued printing and proxy fees..........         1,263
  Other accrued expenses...................         4,753
                                             ------------
    Total liabilities......................     1,660,912
                                             ------------
Net assets.................................  $168,974,736
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 16,897,797
  Paid-in capital in excess of par value...   152,080,164
  Accumulated net realized loss on
    investments............................        (3,352)
  Undistributed net investment income......           127
                                             ------------
Net assets.................................  $168,974,736
                                             ============
Shares outstanding.........................    16,897,797
Net asset value per share..................  $      10.00
                                             ============

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest...................................  $3,236,225
                                               ----------
Expenses:
  Management fees (note 3)...................     504,480
  Custodian fees.............................      34,500
  Directors' fees............................      10,500
  Professional fees..........................      15,500
  Accounting and transfer agent fees.........     194,000
  Printing and proxy fees....................      19,675
  Filing fees................................         160
  Other......................................         886
                                               ----------
    Total expenses...........................     779,701
                                               ----------
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)......     (50,000)
                                               ----------
    Net expenses.............................     729,701
                                               ----------
    Net investment income....................   2,506,524
                                               ----------
    Net increase in net assets from
      operations.............................  $2,506,524
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                  YEARS ENDED DECEMBER 31,
                                                              --------------------------------
                                                                   2002               2001
                                                              ---------------     ------------
From operations:
  Net investment income.....................................  $     2,506,524     $  3,810,210
  Realized loss on investments..............................                0             (126)
                                                              ---------------     ------------
      Net increase in assets from operations................        2,506,524        3,810,084
                                                              ---------------     ------------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income...............       (2,506,397)      (3,810,210)
                                                              ---------------     ------------
From capital share transactions (note 4):
  Received from shares sold.................................    1,083,259,879      882,572,180
  Received from dividends reinvested........................        2,506,397        3,810,140
  Paid for shares redeemed..................................   (1,087,929,276)    (791,172,365)
                                                              ---------------     ------------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................       (2,163,000)      95,209,955
                                                              ---------------     ------------
  Increase (decrease) in net assets.........................       (2,162,873)      95,209,829
Net Assets:
  Beginning of year.........................................      171,137,609       75,927,780
                                                              ---------------     ------------
  End of year (a)...........................................  $   168,974,736     $171,137,609
                                                              ===============     ============
  (a) Includes undistributed net investment income of.......  $           127     $         --
                                                              ===============     ============

 FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              ------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding
  throughout the year):
Net asset value, beginning of year..........................  $10.00     $10.00     $10.00     $10.00     $10.00
Income from investment operations:
  Net investment income.....................................    0.14       0.36       0.62       0.49       0.52
                                                              ------     ------     ------     ------     ------
  Less distributions:
    Dividends from net investment income....................   (0.14)     (0.36)     (0.62)     (0.49)     (0.52)
                                                              ------     ------     ------     ------     ------
Net asset value, end of year................................  $10.00     $10.00     $10.00     $10.00     $10.00
                                                              ======     ======     ======     ======     ======
Total return................................................    1.37%      3.78%      6.34%      5.02%      5.39%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $169.0     $171.1     $ 75.9     $ 67.2     $ 44.4
  Ratios to average net assets:
    Ratios net of expenses voluntarily reduced or reimbursed
      by advisor (note 3):
      Expenses..............................................    0.40%      0.38%      0.38%      0.36%      0.36%
      Net investment income.................................    1.38%      3.43%      6.16%      4.90%      5.26%
    Ratios assuming no expenses voluntarily reduced or
      reimbursed by advisor (note 3):
      Expenses..............................................    0.45%      0.42%      0.43%      0.41%      0.41%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 OBJECTIVE

The Bond Portfolio seeks to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                     8.66%
Five-year                                    5.70%
Ten-year                                     6.59%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the year ended December 31, 2002, the Ohio National Bond Portfolio returned 8.66% versus 9.83% for the Merrill Lynch Corporate Bond Index 1-10 Year.

Both the returns of the Bond Portfolio and the Merrill Lynch Index benefited from the decline in U.S. Treasury rates in 2002. U.S. Treasury rates declined because of weakness in the U.S. economy.

Weakness in the economy had varying impacts on different credit quality strata and industries within the U.S. bond market. Bonds from companies having higher credit quality performed better in 2002 than did bonds of companies having lower credit quality. Because the Bond Portfolio held a higher proportion of "BBB" rated bonds and high yield bonds than did the Merrill Lynch Index, the Index performed better from a credit perspective. The Bond Portfolio also held a higher proportion of utility bonds, which did not perform as well as other industries. Bonds of utility companies held in the Bond Portfolio that performed particularly poorly included Allegheny Energy Supply and Mirant Americas General. Other poorly performing corporate bonds held in the Bond Portfolio were Mississippi Chemical, that suffered from the weak economy, and Williams Cos., Inc. which was negatively impacted by turmoil in energy markets.

Despite the weak economy, bonds in cyclical industries performed well in 2002, and the Bond Portfolio was over-weighted in these industries. Investments held in the Bond Portfolio that performed very well in 2002 came from a variety of industries and include Domtar Inc., Federal Express Corp., Atlantic Richfield BP Amoco, Tyson Foods Inc, Ocean Energy, Pulte Homes Inc, Safeco, Computer Sciences Corp, Apogent Technology, Bay Apartment Communities and Staples Inc.

We expect the economy to improve in 2003. Bonds issued by companies having lower credit quality should perform well in this environment. This is a favorable scenario for the Bond Portfolio, which has more "BBB" rated and high yield bonds than does the Merrill Lynch Index.

 CHANGE IN VALUE OF $10,000 INVESTMENT
[LINE GRAPH]

                                             BOND PORTFOLIO (COMMENCED     LB GOV/CORP INTERMEDIATE    ML CORPORATE BOND INDEX
                                            OPERATIONS NOVEMBER 2, 1982)             INDEX                      1-10 YEAR
                                            ----------------------------   ------------------------    --------------------------
                                                     $10000.00                    $10000.00                    $10000.00
'93                                                   10774.00                     10621.00                     10747.90
                                                      11069.20                     10879.10                     11899.40
'94                                                   10573.30                     10594.10                     10764.00
                                                      10644.10                     10668.20                     10875.90
'95                                                   11912.90                     11692.40                     12111.30
                                                      12656.30                     12303.90                     12862.20
'96                                                   12475.30                     12278.00                     12758.60
                                                      13125.30                     12802.30                     13388.40
'97                                                   13574.20                     13164.60                     13825.00
                                                      14343.80                     13809.70                     14639.50
'98                                                   14746.90                     14283.40                     15088.30
                                                      15092.00                     14967.50                     15747.10
'99                                                   15043.70                     14880.70                     15626.30
                                                      15179.00                     15025.10                     15779.20
'00                                                   15588.90                     15507.40                     16170.30
                                                      16069.00                     16543.20                     17253.90
'01                                                   16784.10                     17109.00                     18190.80
                                                      17420.20                     17913.20                     19054.80
'02                                                   18223.30                     17236.00                     19521.70
                                                      18928.50                     19473.30                     20927.20

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Merrill Lynch Corporate Bond Index 1-10 Year represents $150 million issue or greater investment grade bonds maturing in 1 to 10 years.

The Lehman Brothers Govt/Corp Bond Index-Intermediate represents a market weighted portfolio of high quality Intermediate Corporate and Government Bonds.

We are now using the Merrill Lynch Corporate Bond Index, 1-10 years, as this Portfolio's benchmark because we believe the Portfolio's Investments more closely resemble the securities represented in that Index than those in the former benchmark, the Lehman Brothers Govt/Corp Bond Index-Intermediate.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

 TOP 10 LONG TERM BOND HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Monsato Company 7.375%
     08/15/12                               3.8
 2.  Ford Motor Credit 7.250%
     10/25/11                               3.5
 3.  Hewlett Packard Comp. 6.500%
     07/01/12                               2.6
 4.  General Electric Capital
     Corp. 6.00% 06/15/12                   2.6
 5.  Int'l Telecom Satellite
     7.625% 04/15/12                        2.4
 6.  Transalta Corp. 6.750%
     07/15/12                               2.4
 7.  Rogers Cable 7.875% 05/1/12            2.4
 8.  US Treasury Note 5.000%
     02/15/11                               2.0
 9.  Polyone Corp. 8.875% 05/01/12          1.5
10.  Centurytel, Inc. 7.880%
     08/15/12                               1.4

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Financial Services                    18.0
 2.  Oil, Energy & Natural Gas              8.4
 3.  Telecommunications & Related           8.0
 4.  Forestry & Paper Products              5.1
 5.  Computer & Related                     4.8

---------------
* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             GOVERNMENT (1.9%)
$1,500,000   US Treasury Note
             5.000% 02/15/11....................  $ 1,648,595
                                                  -----------
             AGRICULTURAL & RELATED (3.8%)
 3,000,000   Monsanto Co. 7.375% 08/15/12.......    3,239,895
                                                  -----------
             AIR COURIER (0.5%)
   409,971   Federal Express Corp. 7.020%
              01/15/16..........................      429,377
                                                  -----------
             AUTOMOTIVE & RELATED (2.1%)
 1,000,000   Arvin Meritor 8.750% 03/01/12......    1,057,138
 1,000,000   Goodyear Tire & Rubber 7.857%
              08/15/11..........................      749,940
                                                  -----------
                                                    1,807,078
                                                  -----------
             BROADCAST RADIO & TV (3.6%)
   200,000   Comcast Cable Communications
             8.375% 05/01/07....................      224,639
   250,000   Comcast Cable Communications 8.875%
              05/01/17..........................      292,019
   500,000   Cox Communications Inc. 6.750%
              03/15/11..........................      538,843
 2,000,000   Rogers Cable 7.875% 05/01/12.......    1,983,954
                                                  -----------
                                                    3,039,455
                                                  -----------
             BUILDING & CONSTRUCTION (3.2%)
 1,000,000   Pulte Corp. 8.125% 03/01/11........    1,121,167
 1,000,000   Pulte Homes Inc. 7.875% 08/01/11...    1,111,338
   560,000   US Industries Inc. (144A) (b)
              11.250% 12/31/05..................      509,600
                                                  -----------
                                                    2,742,105
                                                  -----------
             BUSINESS SERVICES (1.0%)
   750,000   Aramark Service Inc. 7.000%
              07/15/06..........................      799,079
                                                  -----------
             CHEMICALS (3.4%)
   500,000   IMC Global Inc. 6.875% 07/15/07....      463,033
   700,000   Mississippi Chemical Corp. 7.250%
              11/15/17..........................       94,500
   500,000   Nova Chemicals 7.000% 08/15/26.....      497,593
   500,000   Olin Corp. 9.125% 12/15/11.........      568,794
 1,500,000   Polyone Corp. 8.875% 05/01/12......    1,277,275
                                                  -----------
                                                    2,901,195
                                                  -----------
             COMPUTER & RELATED (4.8%)
   750,000   Computer Sciences Corp. 7.375%
              06/15/11..........................      861,112
 2,000,000   Hewlett Packard Co. 6.500%
              07/01/12..........................    2,223,606
 1,000,000   NCR Corp. (144A) 7.125% 06/15/09...    1,041,966
                                                  -----------
                                                    4,126,684
                                                  -----------
             ELECTRICAL EQUIPMENT (2.4%)
   500,000   Apogent Technology 8.000%
              04/01/11..........................      574,511
   500,000   Arrow Electronics Inc. 8.700%
              10/01/05..........................      514,676
   500,000   Avista Corp. 9.750% 06/01/08.......      494,365
   500,000   Pioneer Standard Electronics, Inc.
              8.500% 08/01/06...................      448,252
                                                  -----------
                                                    2,031,804
                                                  -----------
             ENTERTAINMENT & LEISURE (0.9%)
   750,000   The Walt Disney Co. 5.875%
              12/15/17..........................      763,474
                                                  -----------

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (15.2%)
$  500,000   Boeing Capital Corp. 5.400%
              11/30/09..........................  $   510,551
   500,000   CIT Group Inc. 5.500% 11/30/07.....      511,735
 1,055,000   ERAC USA Finance (144A) 6.950%
              03/01/04..........................    1,099,103
 3,000,000   Ford Motor Credit Corp. 7.250%
              10/25/11..........................    2,919,681
 2,000,000   General Electric Capital Corp.
              6.000% 06/15/12...................    2,163,272
 1,000,000   General Motors Acceptance Co.
              6.125% 08/28/07...................    1,012,882
 1,000,000   General Motors Acceptance Co.
              7.250% 03/02/11...................    1,020,589
 1,000,000   Jefferies Group 7.750% 03/15/12....    1,079,239
 1,000,000   Radian Group 7.750% 06/01/11.......    1,131,190
   500,000   St. Paul Bancorp Inc. 7.125%
              02/15/04..........................      523,753
 1,000,000   Stillwell Financial 7.750%
              06/15/09..........................    1,026,715
                                                  -----------
                                                   12,998,710
                                                  -----------
             FOOD & RELATED (3.8%)
   500,000   Gruma, SA de C.V. (Mexico) 7.625%
              10/15/07..........................      491,250
 1,000,000   Kroger Co. 6.200% 06/15/12.........    1,069,592
   500,000   Safeway Inc. 5.800% 08/15/12.......      524,164
 1,000,000   Tyson Foods Inc. 8.250% 10/01/11...    1,184,217
                                                  -----------
                                                    3,269,223
                                                  -----------
             FOREIGN GOVERNMENT (0.3%)
   250,000   Province of Quebec (Canada) 8.625%
              01/19/05..........................      281,435
                                                  -----------
             FORESTRY & PAPER PRODUCTS (5.1%)
 1,000,000   Abitibi Consolidated Inc. 7.400%
              04/01/18..........................      969,290
 1,000,000   Domtar Inc. 7.875% 10/15/11........    1,170,664
 1,000,000   Potlatch Corp. 9.425% 12/01/09.....    1,107,723
 1,000,000   Temple-Inland Inc. 7.875%
              05/01/12..........................    1,108,994
                                                  -----------
                                                    4,356,671
                                                  -----------
             HOTEL, LODGING & CASINOS (1.7%)
   700,000   ITT Corp. 6.750% 11/15/05..........      700,544
   700,000   Mirage Resorts Inc. 6.750%
              02/01/08..........................      713,052
                                                  -----------
                                                    1,413,596
                                                  -----------
             INSURANCE (2.4%)
 1,000,000   Safeco Corp. 7.250% 09/01/12.......    1,112,560
   500,000   Stancorp Financial Group 6.875%
              10/01/12..........................      513,113
   400,000   Transamerica Finance Corp. 7.500%
              03/15/04..........................      424,125
                                                  -----------
                                                    2,049,798
                                                  -----------
             MACHINERY (1.3%)
   550,000   Briggs & Stratton 8.875%
              03/15/11..........................      595,375
   500,000   Tenaska Georgia Partners LP 9.500%
              02/01/30..........................      499,209
                                                  -----------
                                                    1,094,584
                                                  -----------
             MEDICAL & RELATED (3.4%)
   300,000   Cardinal Health Inc. 6.500%
              02/15/04..........................      315,039
 1,000,000   Healthsouth 8.375% 10/01/11........      850,000

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             MEDICAL & RELATED (CONTINUED)
$1,000,000   Thermolase Corp. (144A) 4.375%
              08/05/04..........................  $   997,500
   700,000   Watson Pharmaceuticals 7.125%
              05/15/08..........................      734,901
                                                  -----------
                                                    2,897,440
                                                  -----------
             METALS & MINING (4.3%)
   500,000   Cyprus Minerals 6.625% 10/15/05....      505,161
 1,000,000   Inco. Ltd. 7.750% 05/15/12.........    1,115,847
 1,000,000   Santa Fe PFC Gold 8.375%
              07/01/05..........................    1,084,667
 1,000,000   Teck Cominco 7.000% 09/15/12.......      996,665
                                                  -----------
                                                    3,702,340
                                                  -----------
             OIL, ENERGY & NATURAL GAS (7.9%)
   500,000   Allegheny Energy Supply (144A)
              8.250% 04/15/12...................      322,500
   500,000   Amerada Hess Corp. 5.900%
              08/15/06..........................      535,283
   200,000   Atlantic Richfield B P Amoco 8.550%
              03/01/12..........................      257,517
   500,000   Husky Oil Ltd. 8.900% 08/15/28.....      553,024
 1,000,000   Ocean Energy Inc. 7.250%
              10/01/11..........................    1,142,169
 1,000,000   Southwest Gas Corp. 7.625%
              05/15/12..........................    1,076,472
 2,000,000   Transalta Corp. 6.750% 07/15/12....    2,028,530
   400,000   Transocean Sedco Forex 6.750%
              04/15/05..........................      432,434
   500,000   Williams Cos. Inc. 9.250%
              03/15/04..........................      400,000
                                                  -----------
                                                    6,747,929
                                                  -----------
             REAL ESTATE & LEASING (4.3%)
 1,000,000   Bay Apartment Communities 6.625%
              01/15/08..........................    1,101,897
   900,000   Colonial Properties 8.050%
              07/15/06..........................    1,012,709
 1,000,000   Rouse Co. 7.200% 09/15/12..........    1,031,957
   500,000   Spieker Properties Inc. 7.250%
              05/01/09..........................      544,233
                                                  -----------
                                                    3,690,796
                                                  -----------
             RESTAURANTS (0.6%)
   500,000   Wendy's International 6.350%
              12/15/05..........................      547,412
                                                  -----------
             RETAIL (1.3%)
 1,000,000   Staples Inc. (144A) 7.375%
              10/01/12..........................    1,099,762
                                                  -----------
             TELECOMMUNICATIONS & RELATED (7.7%)
 1,000,000   Centurytel Inc. (144A) 7.875%
              08/15/12..........................    1,185,638
 1,000,000   Citizens Communications 7.625%
              08/15/08..........................    1,108,693
 1,000,000   France Telecom 9.250% 03/01/11.....    1,158,313
 2,000,000   Intl. Telecom Satellite (144A)
              7.625% 04/15/12...................    2,055,784
 1,000,000   Singapore Telecommunications (144A)
              6.375% 12/01/11...................    1,075,450
                                                  -----------
                                                    6,583,878
                                                  -----------
             TRANSPORTATION (1.0%)
   700,000   Delta Air Lines 7.700% 12/15/05....      539,393
   454,149   Northwest Airlines 8.070%
              01/02/15..........................      294,191
                                                  -----------
                                                      833,584
                                                  -----------
             UTILITIES (4.4%)
   500,000   Great Lakes Power 8.300%
              03/01/05..........................      531,969
 1,000,000   Ipalco Enterprises 7.625%
              11/04/11..........................      871,604

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             UTILITIES (CONTINUED)
$  250,000   Kansas City Gas & Electric 8.290%
              03/29/16..........................  $   226,972
 1,000,000   Mirant Americas General 8.500%
              10/01/21..........................      450,000
 1,000,000   Northwestern Corp. (144A) 8.750%
              03/15/12..........................      719,571
   700,000   Texas Utilities 7.480% 01/01/17....      755,290
   200,000   Toledo Edison Co. 7.875%
              08/01/04..........................      212,291
                                                  -----------
                                                    3,767,697
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (92.3%)...........................  $78,863,596
                                                  -----------

   FACE                                              FAIR
  AMOUNT          SHORT-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             BUSINESS SERVICES (1.1%)
$  900,000   Cendant Corp. 7.750% 12/01/03......  $   923,000
                                                  -----------
             ELECTRICAL EQUIPMENT (0.5%)
   400,000   Tektronix Inc. 7.500% 08/01/03.....      408,780
                                                  -----------
             FINANCIAL SERVICES (2.8%)
 1,351,000   American Express Credit Corp.
              1.000% 01/02/03...................    1,350,962
 1,000,000   Franchise Finance Corp. of America
              8.250% 10/30/03...................    1,055,362
                                                  -----------
                                                    2,406,324
                                                  -----------
             FOREIGN GOVERNMENT (0.2%)
   200,000   British Columbia (United Kingdom)
              7.000% 01/15/03...................      200,270
                                                  -----------
             INSURANCE (0.3%)
   250,000   Continental Corp. 7.250%
              03/01/03..........................      250,092
                                                  -----------
             MEDICAL & RELATED (0.3%)
   250,000   Bergen Brunswig 7.375% 01/15/03....      250,312
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.5%)
   400,000   PDV America Inc. 7.875% 08/01/03...      403,742
                                                  -----------
             REAL ESTATE & LEASING (0.3%)
   250,000   Sun Communities 7.625% 05/01/03....      253,646
                                                  -----------
             TELECOMMUNICATIONS & RELATED (0.3%)
   250,000   Tele-Communications, Inc. 8.250%
              01/15/03..........................      250,075
                                                  -----------
             TRANSPORTATION (0.4%)
   350,000   Illinois Central Gulf Railroad
              6.750% 05/15/03...................      355,356
                                                  -----------
             TOTAL SHORT-TERM BONDS & NOTES
              (6.7%)............................  $ 5,701,597
                                                  -----------
             TOTAL HOLDINGS (99.0%) (COST
              $82,839,599) (a)..................  $84,565,193
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (1.0%)................      859,286
                                                  -----------
             NET ASSETS (100.0%)................  $85,424,479
                                                  ===========

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

---------------

   (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $137,724.
   (b) Represents an illiquid security, the value of these securities amounted to $509,600 or 0.5%.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $10,106,874 or 11.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $82,839,599)......................  $84,565,193
  Cash......................................          366
  Receivable for fund shares sold...........          155
  Accrued interest receivable...............    1,613,278
                                              -----------
    Total assets............................   86,178,992
                                              -----------
Liabilities:
  Payable for securities purchased..........      557,183
  Payable for fund shares redeemed..........      136,826
  Payable for investment management services
    (note 3)................................       43,333
  Accrued professional fees.................        3,250
  Accrued accounting and transfer agent
    fees....................................        7,573
  Accrued printing and proxy fees...........        2,547
  Other accrued expenses....................        3,801
                                              -----------
    Total liabilities.......................      754,513
                                              -----------
Net assets..................................  $85,424,479
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 8,331,232
  Paid-in capital in excess of par value....   76,790,422
  Accumulated net realized loss on
    investments.............................   (1,561,174)
  Net unrealized appreciation on
    investments.............................    1,725,594
  Undistributed net investment income.......      138,405
                                              -----------
Net assets..................................  $85,424,479
                                              ===========
Shares outstanding..........................    8,331,232
Net asset value per share...................  $     10.25
                                              ===========

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest...................................  $5,052,297
                                               ----------
Expenses:
  Management fees (note 3)...................     427,157
  Custodian fees.............................      11,800
  Directors' fees............................       4,300
  Professional fees..........................      10,200
  Accounting and transfer agent fees.........      72,491
  Printing and proxy fees....................       8,280
  Filing fees................................          76
  Other......................................         214
                                               ----------
    Total expenses...........................     534,518
                                               ----------
    Net investment income....................   4,517,779
                                               ----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........    (645,282)
  Change in unrealized appreciation
    (depreciation) on investments............   2,046,294
                                               ----------
    Net gain on investments..................   1,401,012
                                               ----------
    Net increase in net assets from
      operations.............................  $5,918,791
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                                 2002            2001
                                                              -----------     -----------
From operations:
  Net investment income.....................................  $ 4,517,779     $ 2,687,637
  Realized loss on investments..............................     (645,282)       (147,912)
  Change in unrealized appreciation (depreciation) on
    investments.............................................    2,046,294         532,378
                                                              -----------     -----------
      Net increase in net assets from operations............    5,918,791       3,072,103
                                                              -----------     -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................   (4,483,103)     (2,680,901)
  Return of capital.........................................            0        (105,843)
                                                              -----------     -----------
    Total dividends and distributions.......................   (4,483,103)     (2,786,744)
                                                              -----------     -----------
From capital share transactions (note 4):
  Received from shares sold.................................   41,114,892      31,661,621
  Received from dividends reinvested........................    4,483,103       2,786,744
  Paid for shares redeemed..................................  (16,625,747)     (7,588,369)
                                                              -----------     -----------
    Increase in net assets derived from capital share
     transactions...........................................   28,972,248      26,859,996
                                                              -----------     -----------
  Increase in net assets....................................   30,407,936      27,145,355
Net Assets:
  Beginning of year.........................................   55,016,543      27,871,188
                                                              -----------     -----------
  End of year (a)...........................................  $85,424,479     $55,016,543
                                                              ===========     ===========
  (a) Includes undistributed net investment income of.......  $   138,405     $   132,733
                                                              ===========     ===========

 FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               2002        2001       2000       1999       1998
                                                              ------     --------     -----     ------     ------
Per share operating performance (For a share of
  capital stock outstanding throughout the year):
Net asset value, beginning of year..........................  $10.02     $   9.84     $9.94     $10.56     $10.68
Income (loss) from investment operations:
  Net investment income.....................................    0.61       0.64(a)     0.67       0.68       0.67
  Net realized & unrealized gain
    (loss) on investments...................................    0.23       0.17(a)    (0.10)     (0.62)     (0.12)
                                                              ------     --------     -----     ------     ------
    Total income from investment
      operations............................................    0.84         0.81      0.57       0.06       0.55
                                                              ------     --------     -----     ------     ------
  Less distributions:
    Dividends from net investment
      income................................................   (0.61)       (0.63)    (0.67)     (0.68)     (0.67)
                                                              ------     --------     -----     ------     ------
Net asset value, end of year................................  $10.25     $  10.02     $9.84     $ 9.94     $10.56
                                                              ======     ========     =====     ======     ======
Total return................................................    8.66%        8.41%     5.86%      0.58%      5.22%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $ 85.4     $   55.0     $27.9     $ 26.0     $ 28.4
  Ratios to average net assets:
    Expenses................................................    0.75%        0.75%     0.77%      0.77%      0.72%
    Net investment income...................................    6.34%        6.38%(a)  6.80%      6.57%      6.21%
Portfolio turnover rate.....................................      17%          12%        7%         8%        12%
(a) Without the adoption of the change in amortization method as discussed in Note 1 in the Notes to the
    Financial Statements, these amounts would have been:
      Net investment income.................................  $ 0.64
      Net realized and unrealized gain (loss)...............  $ 0.17
      Net investment income ratio...........................    6.35%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 OBJECTIVE

The Omni Portfolio seeks a high level of long-term total rate of return consistent with prudent investment risks. Total return consists of current income and capital appreciation.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    -22.77%
Five-year                                    -7.82%
Ten-year                                      2.27%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the year ended December 31, 2002, the Ohio National Omni Portfolio returned (22.77)% versus the 70% S&P 500 Index/30% Merrill Lynch Corporate Master Bond Index blended return of (12.99)%. The significant underperformance of the Omni Portfolio versus its blended benchmark is the result of three factors. First, the Omni Portfolio was over-weighted in stocks for much of 2002, a down year for equity securities. Second, the bond portion of the Omni Portfolio underperformed the Merrill Lynch Corporate Master Bond Index because the duration of the bonds in the Omni Portfolio was short of the index duration during a period of falling interest rates. Third, the equity portion of the Omni Portfolio underperformed the S&P 500 Index.

For the first nine months of 2002, the over-weighting in stocks negatively impacted the performance of the Omni Portfolio because the stock market declined significantly during this time period. Between October 9 and November 30, however, the over-weighted position in equities benefited the Omni Portfolio because the stock market rallied considerably. After benefiting from this rally in equities, the asset allocation between stocks and bonds in the Omni Portfolio was moved to the neutral position of approximately 70% stocks and 30% bonds.

The equity component of the Omni Portfolio underperformed the S&P 500 Index due to the combination of two factors. First, severe multiple contraction occurred on many of the Omni Portfolio's stocks totally disproportionate to what would be expected given an accounting rumor, a minor earnings miss, or sometimes even no earnings miss at all. Second, five stocks (Tyco, EDS, El Paso, Qwest and Calpine) held in the portfolio declined significantly in price.

The year started off quite promising. After a strong rally in the fourth quarter of 2001 the market continued its momentum through the first quarter of 2002. Historically low short-term interest rates and large amounts of liquidity injected by an accommodating Federal Reserve spurred analysts and economists to forecast significant earnings and GDP expansion for 2002. In fact, economic data released during the first quarter seemed to support this optimism with both unemployment rates and GDP growth signaling that the "recession" had ended sometime in the fourth quarter of 2001. Company earnings reports also enforced this feeling as many technology, retail and other economically sensitive companies beat expectations and guided estimates higher for the coming year.

The "exuberance" was not to last, however, and by mid-April economists were beginning to talk about a "double-dip" recession. Accounting fraud emerged at WorldCom and Adelphia Communications, and post-Enron effects afflicted a host of utility companies. The gloom spread during May and June as it seemed Pakistan and India were coming to the brink of nuclear war. Additional domestic terror alerts added to the pessimism. Analysts began to revise earnings estimates downward for the remainder of the year. As a result of this downturn in sentiment the S&P 500 fell 13% in the second quarter, as our stocks continued to undergo multiple contraction. The market's mood continued to be sour into the third quarter on fears of war with Iraq and the S&P 500 dropped 17%.

The fourth quarter witnessed the capital markets staging a modest rebound. Many market observers called the rally a "technical rebound" or "short covering" but the reality was that many stocks (the Omni Portfolio's in particular) just got too cheap during the September/October sell off. The rally was also fueled by the November election, which gave the Republicans control of the House and Senate. Optimism about a Bush stimulus plan involving tax cuts and a short resolution to the "Iraq issue" caused many investors to believe 2003 earnings would be much stronger than the previous year. We saw strong rebounds in the Omni Portfolio's technology holdings in Hewlett Packard, Oracle, IBM, Cisco, International Rectifier, and in several financial services issues, including JP Morgan Chase, Fleet Boston Financial and Citigroup. Though fears of a miserable holiday shopping season dropped many consumer stocks during December, the S&P turned in an impressive 8.40% return for the quarter.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

Unlike the negative performance of stocks, bonds performed very well in 2002. Despite several well-publicized bankruptcies, bonds had strong total returns due to an accommodative Federal Reserve and weakness in the U.S. economy. For the year, the Merrill Lynch Corporate Master Bond Index had a total return of 10.2%. As stated earlier, the bond portion of the Omni Portfolio lagged the return of the Merrill Lynch Corporate Master, yet contributed a positive total return for 2002. For 2003, the strategy for the bond component of the Omni Portfolio is to increase diversification by holding more names, increase credit quality, and lengthen duration so that the bonds in the Omni Portfolio more closely reflect the Merrill Lynch Corporate Master.

We believe the economy is far more likely to exhibit growth going forward, rather than a return to recession as some pundits predict. If we are right and the economy experiences even modest growth in 2003, then the Omni Portfolio's stock holdings are poised to outperform significantly. We believe this, combined with a more diverse bond portfolio and a neutral stance on the asset allocation between stocks and bonds, positions the Omni Portfolio to do very well versus its blended benchmark in 2003.
 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                                                                          60% RUSSELL 3000/40%
                                                                                                             LEHMAN BROTHERS
                                                OMNI PORTFOLIO (COMMENCED    70% ML CORPORATE MASTER          INTERMEDIATE
                                                OPERATIONS SEPTEMBER 10,     BOND INDEX/30% S&P 500     GOVERNMENT/CORPORATE BOND
                                                          1984)                       INDEX                       INDEX
                                                -------------------------    -----------------------    -------------------------
                                                        10000.00                    10000.00                    10000.00
'93                                                     10680.00                    10588.20                    10537.00
                                                        11285.60                    11072.70                    11026.10
'94                                                     10931.20                    10659.80                    10603.70
                                                        11225.20                    11062.50                    10977.10
'95                                                     12737.30                    13063.30                    12774.70
                                                        13780.50                    14564.40                    14289.60
'96                                                     14767.10                    15619.90                    15265.90
                                                        15921.90                    17160.10                    16625.20
'97                                                     17647.90                    19788.20                    18833.20
                                                        18810.90                    21665.10                    20669.60
'98                                                     20281.90                    24635.00                    23054.00
                                                        19663.30                    26534.10                    24628.00
'99                                                     20845.00                    28654.50                    26543.50
                                                        21895.60                    30232.70                    30502.20
'00                                                     22552.50                    30343.10                    30998.80
                                                        18644.20                    29102.70                    29803.80
'01                                                     16860.60                    28213.60                    28862.80
                                                        16207.50                    27541.50                    28390.50
02                                                      13688.90                    25169.90                    26283.90
                                                        12517.10                    23962.50                    25357.10

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

Russell 3000 Index measures the performance of the 3,000 largest U.S. companies as determined by total market capitalization.

The Lehman Brothers Government/Corporate Index-Intermediate represents a market weighted portfolio of high quality Intermediate Corporate and Government Bonds.

Merrill Lynch Corporate Master Bond Index consists of all Domestic and Yankee High Yield Bonds with a minimum outstanding amount of 100 million and maturing over 1 year.

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic market.

We are now using a blend of 70% S&P 500 Index and 30% Merrill Lynch Corporate Bond Index as this Portfolio's benchmark because we believe the Portfolio's investments more closely resemble the securities represented in that Index blend than those in the former benchmark, a blend of 60% Russell 3000 Index and 40% Lehman Brothers Intermediate Government/Corporate Bond Index.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Citigroup, Inc.                        2.1
 2.  Microsoft Corp.                        2.0
 3.  Tyco International, Ltd.               2.0
 4.  Cisco Systems, Inc.                    1.9
 5.  Int'l Business Machines                1.8
 6.  JP Morgan Chase & Co.                  1.8
 7.  Pfizer, Inc.                           1.8
 8.  Laboratory Corp of America             1.7
 9.  General Electric                       1.7
10.  Tribune Co.                            1.6

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Computer & Related                     8.3
 2.  Banking                                7.3
 3.  Medical & Related                      6.6
 4.  Electronics/Semiconductors             6.6
 5.  Telecommunications & Related           5.4

---------------

  *  Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             AEROSPACE (2.0%)
    32,900   Honeywell International Inc. ......  $   789,600
     6,400   United Technologies Corp...........      396,416
                                                  -----------
                                                    1,186,016
                                                  -----------
             AIR COURIER (1.5%)
    16,700   Fedex Corporation..................      905,474
                                                  -----------
             BANKING (7.3%)
    35,497   Citigroup Inc. ....................    1,249,139
    33,200   Fleet Boston Financial Corp. ......      806,760
    44,100   JP Morgan Chase & Co. .............    1,058,400
    39,100   MBNA Corp. ........................      743,682
    16,000   Mellon Financial Corp. ............      417,760
                                                  -----------
                                                    4,275,741
                                                  -----------
             BROADCAST RADIO & TV (1.6%)
    39,000   *Comcast Corp Class A..............      919,230
                                                  -----------
             CHEMICALS (1.6%)
    22,500   Air Products & Chemicals Inc. .....      961,875
                                                  -----------
             COMPUTER & RELATED (8.3%)
    87,300   *Cisco Systems Inc. ...............    1,143,630
    38,400   Hewlett Packard Co. ...............      666,624
    13,800   Int'l Business Machines............    1,069,500
    23,000   *Microsoft Corp. ..................    1,189,100
    74,500   *Oracle Systems....................      804,600
                                                  -----------
                                                    4,873,454
                                                  -----------
             CONSUMER PRODUCTS (5.1%)
    22,900   *Jones Apparel Group...............      811,576
    24,600   Newell Rubbermaid Inc. ............      746,118
    21,200   Nike Inc. Class B..................      942,764
     6,200   Procter & Gamble Co. ..............      532,828
                                                  -----------
                                                    3,033,286
                                                  -----------
             DIVERSIFIED MANUFACTURING (1.0%)
     7,400   Eaton Corp. .......................      578,014
                                                  -----------
             DRUGS/BIOTECHNOLOGY (3.8%)
    18,800   Abbott Labs........................      752,000
    34,000   Pfizer Inc. .......................    1,039,380
    11,000   Pharmacia Corp. ...................      459,800
                                                  -----------
                                                    2,251,180
                                                  -----------
             ELECTRICAL EQUIPMENT (1.7%)
    40,000   General Electric Co. ..............      974,000
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (3.2%)
    57,200   *Altera Corp. .....................      705,276
    45,100   *International Rectifier Corp. ....      832,546
    11,100   Maxim Integrated Products..........      366,744
                                                  -----------
                                                    1,904,566
                                                  -----------
             ENTERTAINMENT & LEISURE (2.6%)
    30,700   Carnival Corporation...............      765,965
    47,000   The Walt Disney Co. ...............      766,570
                                                  -----------
                                                    1,532,535
                                                  -----------
             FINANCIAL SERVICES (1.5%)
    31,500   John Hancock Financial Svcs........      878,850
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             HOTEL, LODGING & CASINOS (1.5%)
    28,000   *Mandalay Resort Group.............  $   857,080
                                                  -----------
             INDUSTRIAL SERVICES (2.7%)
    46,000   Pall Corp. ........................      767,280
    22,500   *SPX Corp. ........................      842,625
                                                  -----------
                                                    1,609,905
                                                  -----------
             MACHINERY (1.4%)
    17,900   Caterpillar Inc. ..................      818,388
                                                  -----------
             MEDIA & PUBLISHING (4.2%)
    66,800   *AOL Time Warner Inc. .............      875,080
    21,200   Tribune Co. .......................      963,752
    15,700   *Viacom Inc. CL B..................      639,932
                                                  -----------
                                                    2,478,764
                                                  -----------
             MEDICAL & RELATED (5.8%)
    26,100   Baxter International Inc. .........      730,800
    27,000   *Guidant Corp. ....................      832,950
    43,200   *Laboratory Corp. of America.......    1,003,968
    31,700   McKesson HBOC Inc. ................      856,851
                                                  -----------
                                                    3,424,569
                                                  -----------
             OIL, ENERGY & NATURAL GAS (1.3%)
    13,800   Praxair............................      797,226
                                                  -----------
             RETAIL (5.2%)
    33,600   *Abercrombie & Fitch...............      687,456
    27,600   *Federated Dept. Stores............      793,776
     6,900   Home Depot.........................      165,324
    27,300   Target Corp. ......................      819,000
    11,700   Wal-Mart Stores Inc. ..............      590,967
                                                  -----------
                                                    3,056,523
                                                  -----------
             TOTAL U.S. COMMON STOCKS (63.3%)...  $37,316,676
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (2.0%)
             ELECTRONICS/SEMICONDUCTORS (2.0%)
    68,000   Tyco International Ltd. ...........  $ 1,161,440
                                                  -----------
             FINLAND (1.2%)
             TELECOMMUNICATIONS & RELATED (1.2%)
    45,500   Nokia Corp.-ADR....................      705,250
                                                  -----------
             NETHERLANDS (1.4%)
             ELECTRONICS/SEMICONDUCTORS (1.4%)
    47,000   Koninklijke Philips Electronics....      830,960
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (4.6%)............................  $ 2,697,650
                                                  -----------
             TOTAL COMMON STOCKS (67.9%)........  $40,014,326
                                                  -----------

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             GOVERNMENT (1.7%)
$1,000,000   U.S. Treasury Note 3.000%
              11/15/07..........................  $ 1,012,344
                                                  -----------
             CHEMICALS (1.3%)
 1,000,000   Geon Company (b) 7.500% 12/15/15...      789,880
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             DRUGS/BIOTECHNOLOGY (0.9%)
$  500,000   American Home Products-Wyeth 6.700%
              03/15/11..........................  $   558,116
                                                  -----------
             FINANCIAL SERVICES (1.8%)
   500,000   CIT Group Inc. 5.500% 11/30/07.....      511,735
   500,000   General Electric Capital Corp.
              5.4500% 01/15/13..................      520,371
                                                  -----------
                                                    1,032,106
                                                  -----------
             FOOD & RELATED (3.7%)
 2,000,000   ARAMARK Services 8.150% 05/01/05...    2,158,206
                                                  -----------
             INSURANCE (2.7%)
   500,000   Metlife Corp. 5.375% 12/15/12......      517,496
 1,000,000   Nationwide CSN Trust (144A) 9.875%
              02/15/25..........................    1,087,433
                                                  -----------
                                                    1,604,929
                                                  -----------
             METALS & MINING (2.9%)
 2,000,000   Teck Corp. 3.750% 07/15/06.........    1,720,000
                                                  -----------
             OIL, ENERGY & NATURAL GAS (1.8%)
 1,000,000   Nabors Industries 8.625%
              04/01/08..........................    1,055,287
                                                  -----------
             TELECOMMUNICATIONS & RELATED (0.9%)
   500,000   Verizon Fla Inc. 6.125% 01/15/13...      537,145
                                                  -----------
             UTILITIES (1.8%)
 1,000,000   Great Lakes Power 9.000%
              08/01/04..........................    1,061,074
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (19.5%)...........................  $11,529,087
                                                  -----------

   FACE                                              FAIR
  AMOUNT          SHORT-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             AEROSPACE (0.9%)
$  500,000   AAR Corp. 7.250% 10/15/03..........  $   510,502
                                                  -----------

   FACE                                              FAIR
  AMOUNT          SHORT-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             BUSINESS SERVICES (3.5%)
$2,000,000   Cendant Corp. 7.750% 12/01/03......  $ 2,051,112
                                                  -----------
             FINANCIAL SERVICES (1.7%)
 1,000,000   Equifax Inc. 6.500% 06/15/03.......    1,018,360
                                                  -----------
             INSURANCE (0.8%)
   500,000   Continental Corp. 7.250%
              03/01/03..........................      500,183
                                                  -----------
             MEDICAL & RELATED (0.8%)
   500,000   Bergen Brunswig 7.375% 01/15/03....      500,625
                                                  -----------
             TELECOMMUNICATIONS & RELATED (3.3%)
 2,000,000   Cincinnati Bell Telephone 6.240%
              12/30/03..........................    1,950,248
                                                  -----------
             TOTAL SHORT-TERM BONDS & NOTES
              (11.0%)...........................  $ 6,531,030
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (1.4%)
$  802,000   U.S. Bank 1.050% 01/02/03
              Repurchase price $802,055
              Collateralized by Freddie Mac
              Mortgage Backed Pool #G11298 Fair
              Value: $818,058 Face Value:
              $832,206 Due: 08/01/17 Interest:
              5.00%.............................  $   802,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (1.4%)............................  $   802,000
                                                  -----------
             TOTAL HOLDINGS (99.8%) (COST
              $63,970,985) (a)..................  $58,876,443
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (0.2%)................       96,039
                                                  -----------
             NET ASSETS (100.0%)................  $58,972,482
                                                  ===========

---------------

     *  Non-income producing securities.
   (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $154,430.
   (b) Represents an illiquid security, the value of these securities amounted to $789,880 or 1.3%.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $1,087,433 or 1.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
   ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $63,970,985)......................  $ 58,876,443
  Cash......................................           656
  Receivable for securities sold............       321,149
  Receivable for fund shares sold...........           737
  Dividends & accrued interest receivable...       312,135
                                              ------------
    Total assets............................    59,511,120
                                              ------------
Liabilities:
  Payable for securities purchased..........       370,849
  Payable for fund shares redeemed..........        79,502
  Payable for investment management services
    (note 3)................................        30,744
  Accrued professional fees.................         9,879
  Accrued accounting and transfer agent
    fees....................................        23,763
  Accrued printing and proxy fees...........        11,842
  Other accrued expenses....................        12,059
                                              ------------
    Total liabilities.......................       538,638
                                              ------------
Net assets..................................  $ 58,972,482
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  5,918,818
  Paid-in capital in excess of par value....    80,542,751
  Accumulated net realized loss on
    investments.............................   (22,381,146)
  Net unrealized depreciation on
    investments.............................    (5,094,542)
  Distributions in excess of net investment
    income..................................       (13,399)
                                              ------------
Net assets..................................  $ 58,972,482
                                              ============
Shares outstanding..........................     5,918,818
Net asset value per share...................  $       9.96
                                              ============

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest..................................  $  1,217,946
  Dividends.................................       714,997
  Other income..............................         6,913
                                              ------------
    Total investment income.................     1,939,856
                                              ------------
Expenses:
  Management fees (note 3)..................       439,442
  Custodian fees............................        14,000
  Directors' fees...........................         5,000
  Professional fees.........................        10,100
  Accounting and transfer agent fees........        81,501
  Printing and proxy fees...................        15,792
  Filing fees...............................           320
  Other.....................................           470
                                              ------------
    Total expenses..........................       566,625
                                              ------------
    Net investment income...................     1,373,231
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments..........    (9,911,719)
  Change in unrealized appreciation
    (depreciation) on investments...........   (11,257,084)
                                              ------------
    Net loss on investments.................   (21,168,803)
                                              ------------
    Net decrease in net assets from
      operations............................  $(19,795,572)
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                                  2002             2001
                                                              ------------     ------------
From operations:
  Net investment income.....................................  $  1,373,231     $  2,054,506
  Realized loss on investments..............................    (9,911,719)     (12,487,179)
  Change in unrealized appreciation (depreciation) on
    investments.............................................   (11,257,084)      (6,119,079)
                                                              ------------     ------------
    Net decrease in net assets from operations..............   (19,795,572)     (16,551,752)
                                                              ------------     ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................    (1,378,520)      (1,987,523)
                                                              ------------     ------------
From capital share transactions (note 4):
  Received from shares sold.................................     3,061,643       4,225,216.
  Received from dividends reinvested........................     1,378,520        1,987,523
  Paid for shares redeemed..................................   (18,383,740)     (26,454,976)
                                                              ------------     ------------
    Decrease in net assets derived from capital share
     transactions...........................................   (13,943,577)     (20,242,237)
                                                              ------------     ------------
  Decrease in net assets....................................   (35,117,669)     (38,781,512)
Net Assets:
  Beginning of year.........................................    94,090,151      132,871,663
                                                              ------------     ------------
  End of year (a)...........................................  $ 58,972,482     $ 94,090,151
                                                              ============     ============
(a) Includes distributions in excess of net investment
  income of.................................................  $    (13,399)    $     (5,424)
                                                              ============     ============

 FINANCIAL HIGHLIGHTS

                                                                            YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                               2002        2001         2000       1999       1998
                                                              ------     ---------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding
  throughout the year):
Net asset value, beginning of year..........................  $13.16     $   15.44     $22.55     $21.44     $21.06
Income (loss) from investment operations:
  Net investment income.....................................    0.22          0.26(a)    0.25       0.48       0.58
  Net realized & unrealized gain (loss) on investments......   (3.20)        (2.28)(a)  (3.55)      1.91       0.38
                                                              ------     ---------     ------     ------     ------
    Total income (loss) from investment operations..........   (2.98)        (2.02)     (3.30)      2.39       0.96
                                                              ------     ---------     ------     ------     ------
  Less distributions:
    Dividends from net investment income....................   (0.22)        (0.26)     (0.25)     (0.48)     (0.58)
    Distributions from net realized capital gains...........    0.00          0.00      (3.56)     (0.80)      0.00
                                                              ------     ---------     ------     ------     ------
      Total distributions...................................   (0.22)        (0.26)     (3.81)     (1.28)     (0.58)
                                                              ------     ---------     ------     ------     ------
Net asset value, end of year................................  $ 9.96     $   13.16     $15.44     $22.55     $21.44
                                                              ======     =========     ======     ======     ======
Total return................................................  (22.77)%      (13.07)%   (14.85)%    11.36%      4.53%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $ 59.0     $    94.1     $132.9     $190.0     $214.4
  Ratios to average net assets:
    Expenses................................................    0.77%         0.76%      0.67%      0.67%      0.65%
    Net investment income...................................    1.88%         1.89%(a)   1.13%      2.18%      2.71%
Portfolio turnover rate.....................................     148%          118%        87%        41%        18%
(a) Without the adoption of the change in amortization method as discussed in Note 1 in the Notes to the Financial
    Statements, these amounts would have been:
      Net investment income.................................  $ 0.25
      Net realized and unrealized gain (loss)...............  $(2.27)
      Net investment income ratio...........................    1.85%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 OBJECTIVE

The International Portfolio seeks long-term capital growth by investing primarily in securities of foreign companies.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                    -20.64%
Five-year                                    -5.44%
Since inception (5/3/93)                      3.06%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the year of 2002, the Morgan Stanley Capital International (MSCI) World Index net total return measured (19.89)% in US dollar terms. Towards the end of the year, international markets experienced a sharp rebound from third quarter short-term oversold levels. Growth stocks underperformed value stocks, with the MSCI World Index Growth returning (19.90)% and the MSCI World Index Value returning (19.94)%. Underlying the world index, Europe underperformed its Asian counterparts with the MSCI Europe index returning (18.38)% and the MSCI All Country Asia Pacific Free Index returning (8.62)%. Within Europe continental Europe (MSCI Europe ex UK) returned (20.30)% underperforming the UK (MSCI UK) (15.23)% returns. In Asia, Japan (MSCI Japan) was down (10.28)% for the year, underperforming the region (MSCI Pacific ex Japan), which posted returns for the year of (6.42)%. Japan's underperformance reflects the continued lack of progress from the Koizumi government on structural reform.

Reviewing global sector performance, the worst performing sector for the year was the Information Technology sector, whose performance as measured by the MSCI Information Technology Index was (38.64)% in dollar terms. The best performing sectors were the consumer staples and materials sectors which, measured by the MSCI World Consumer Staples and MSCI World Materials Indices, were (3.22)% and (4.63)%, respectively. Other noteworthy sector performance returns were MSCI Energy (6.45)%, MSCI Financials (16.37)% and MSCI Utilities (16.09)%.

For the year ended December 31, 2002, the Ohio National International Portfolio returned (20.64)% versus the Portfolio's benchmark, the MSCI Europe, Australasia & Far East (EAFE) Index return of (17.50)%. The portfolio was hurt by its exposure to consumer durables in Japan in names such as Sega Corp. as well as its financial exposure in Amvescap in the UK and Allianz in Germany. The Portfolio benefited from stock selection in consumer discretionary companies such as Rank Group, PLC in the UK and Consumer Staple companies such as Pernod Ricards in France and Nippon Meat Packers in Japan.

Looking forward, the macroeconomic environment is likely to remain difficult. Currently, there are few signs of a healthy recovery, and for the most part economic activity has been unconvincing. Economists are likely to cut growth GDP forecasts in the coming quarters.

What will turn the economy? We believe that government and corporate spending will help us turn the corner. Companies have already slashed capital expenditure, having been uncertain about future prospects and/or because they have needed to restore corporate cash flows, a situation that has been exacerbated by litigation provisions, under-funded pensions and shocks in the corporate bond market. Consumer consumption remains surprisingly resilient. However, if corporate spending is significantly delayed, this may threaten the stability of the recovery.

The concerted efforts of governments around the world for monetary easing have positive implications for equity prices. Corporate earnings are likely to surprise on the upside during the course of the year.

A U.S.-Iraq confrontation may trigger further sharp falls in equity prices in the first half of 2003 but this will be offset by further interest rate cuts, which have yet to be discounted by the equity markets. This proactive policy combined with a successful solution in Iraq will set the stage for global activity and equity markets to rebound sharply in the second half of 2003.

Our strategy remains unchanged as we look for stocks that are trading at attractive valuations given their earnings and business prospects. Given our assessment for 2003, our asset allocation remains unchanged with underweight positions in Japan and Europe, and overweight in Canada and emerging Asia. The Ohio National International Portfolio is positioned for a more constructive macroeconomic outlook, especially in the second half of the year when some of these issues should be resolved through time.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

                                                           INTERNATIONAL PORTFOLIO (COMMENCED   MORGAN STANLEY CAPITAL INTL. EAFE
                                                                OPERATIONS MAY 3, 1993)                       INDEX
                                                           ----------------------------------   ---------------------------------
5/93                                                                    10000.00                            10000.00
                                                                         9936.00                            10052.00
'93                                                                     12496.50                            10826.00
                                                                        13253.80                            11791.70
'94                                                                     13504.30                            11698.50
                                                                        14287.50                            12021.40
'95                                                                     15139.10                            13049.20
                                                                        16811.90                            13658.60
'96                                                                     17331.40                            13879.90
                                                                        19366.20                            15456.70
'97                                                                     17696.80                            14040.80
                                                                        19367.40                            16298.60
'98                                                                     18383.50                            16741.90
                                                                        18188.60                            17406.60
'99                                                                     30773.30                            21256.90
                                                                        29305.50                            20393.90
'00                                                                     23942.60                            18246.40
                                                                        19853.20                            15533.20
'01                                                                     16863.30                            14290.50
                                                                        15934.10                            13896.10
02                                                                      13383.10                            11789.50

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The MSCI EAFE Index is a widely recognized unmanaged index of over 1,000 stock prices from companies in Europe, Australia, and the Far East.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  TotalFinaElf - Cl B                    3.6
 2.  UBS AG-Registered                      2.6
 3.  Vodafone Airtouch                      2.4
 4.  Royal Bank of Scotland                 2.3
 5.  Unilever NV-CVA                        2.2
 6.  BP Amoco PLC                           2.2
 7.  Toyota Motor Corp.                     2.0
 8.  Henkel KGAA Pfd.                       1.8
 9.  Nokia OYJ                              1.7
10.  Ajinomoto Co. Inc.                     1.7

 TOP 5 COUNTRY WEIGHTINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  United Kingdom                         22.9
 2.  Japan                                  15.9
 3.  France                                 14.0
 4.  Netherlands                             7.7
 5.  Switzerland                             6.9

The risk associated with investing on a worldwide basis includes differences in regulation of financial data and reporting and currency exchanges as well as economic and political systems which may be different from those in the United States.

---------------

* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             UNITED KINGDOM (22.9%)
     5,825   AstraZeneca (15)...................  $   207,573
   117,500   Barclays (2).......................      728,436
   168,617   BP Amoco PLC (7)...................    1,160,728
    68,000   British American Tobacco (9).......      679,429
    53,385   Diageo PLC (9).....................      580,681
    34,100   *EasyJet (21)......................      152,099
    45,000   GlaxoSmithKline (15)...............      863,738
   154,122   Kingfisher (17)....................      552,189
    84,390   Marks & Spencer Group (17).........      428,050
    26,003   National Express Group (21)........      169,788
    85,750   Pearson PLC (14)...................      793,263
    87,786   Rank Group (10)....................      374,950
   256,658   Rentokil Initial PLC (4)...........      906,124
    14,500   Rio Tinto PLC (13).................      289,289
    50,328   Royal Bank of Scotland (2).........    1,204,263
         1   Securicor PLC (4)..................            1
    40,950   Six Continents (10)................      330,028
    48,213   Smiths Industries (3)..............      540,339
    73,500   Standard Chartered (2).............      835,574
   701,749   Vodafone Group (20)................    1,282,540
                                                  -----------
                                                   12,079,082
                                                  -----------
             JAPAN (15.9%)
    88,000   Ajinomoto Co. Inc. (9).............      918,280
    34,300   Bridgestone Corp. (1)..............      424,652
    25,000   Dai Nippon Printing Co. Ltd. (4)...      276,456
        52   Fuji Television Network Inc.
              (14)..............................      209,340
       130   Japan Telecom Co. Ltd. (20)........      402,914
   187,000   Komatsu Ltd. (3)...................      609,500
   193,200   Nikko Cordial Corp. (6)............      650,861
     4,800   Nintendo Corp. Ltd. (5)............      448,326
    76,000   NGK Insulators (3).................      414,772
    33,700   Nomura Securities Co. Ltd. (6).....      378,623
    11,300   Sankyo Co. Ltd. (5)................      281,228
    10,000   Secom Co. Ltd. (4).................      342,780
    18,000   Seven-Eleven Japan (8).............      548,785
    22,000   Shionogo & Co. (15)................      310,911
    11,400   Sony Corp. (5).....................      476,220
    38,900   Toyota Motor Corp. (1).............    1,045,109
    49,600   Yamato Transport Co. (21)..........      647,492
                                                  -----------
                                                    8,386,249
                                                  -----------
             FRANCE (14.0%)
    42,472   *Arcelor (13)......................      522,586
     8,307   Aventis (15).......................      451,753
    41,300   AXA (12)...........................      554,559
     7,400   BNP Paribas SA (2).................      301,665
    19,394   Bouygues (20)......................      542,004
     7,272   L' Oreal (11)......................      553,884
     5,030   Pernod Ricard (9)..................      487,414
    22,750   Publicis Groupe (14)...............      482,459
     6,100   Schneider Electric (3).............      288,761
     7,354   Societe Generale Paris (2).........      428,493
    10,800   TF1 Television Francaise (14)......      288,676

                                                     FAIR
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             FRANCE (CONTINUED)
    13,347   TotalFinaElf CL B (7)..............  $ 1,907,081
    17,903   Valeo SA (1).......................      561,984
                                                  -----------
                                                    7,371,319
                                                  -----------
             NETHERLANDS (7.7%)
    24,828   *ASM Lithography Holdings (19).....      207,483
    33,039   ING Groep (6)......................      559,832
   120,200   *Koninklijke KPN (20)..............      782,390
    13,705   Koninklijke (Royal) Philips
              Electronics (19)..................      240,283
    13,220   Royal Dutch Petroleum Co. (7)......      582,225
    19,233   Unilever NV -- CVA (9).............    1,182,228
    13,750   UNU -- Verenigde Nederlandse
              Uitgeversbedrijven (14)...........      358,720
     8,500   Wolters Kluwer (14)................      148,133
                                                  -----------
                                                    4,061,294
                                                  -----------
             SWITZERLAND (6.9%)
    17,900   *Credit Suisse Group (2)...........      388,595
     3,445   Nestle (9).........................      730,432
    17,497   Novartis (15)......................      638,776
    27,260   STMicroelectronics (19)............      531,843
    28,134   *UBS AG -- Registered (2)..........    1,368,120
                                                  -----------
                                                    3,657,766
                                                  -----------
             GERMANY (5.7%)
    11,100   Deutsche Boerse (6)................      442,827
    52,800   *Deutsche Lufthan (21).............      499,442
    12,680   E. ON AG (22)......................      511,184
    14,761   Henkel KGAA Pfd. (11)..............      934,459
    16,444   Metro AG (17)......................      397,065
     6,735   Volkswagen (1).....................      243,940
                                                  -----------
                                                    3,028,917
                                                  -----------
             ITALY (3.7%)
    62,904   Autostrade (21)....................      626,057
   120,950   Telecom Italia (20)................      918,061
    98,900   Unicredito Italiano (2)............      395,593
                                                  -----------
                                                    1,939,711
                                                  -----------
             CANADA (3.3%)
     7,700   Alcan Aluminum Ltd. (13)...........      226,489
    20,500   Barrick Gold Corp. (13)............      316,918
    15,700   *Inco Ltd. (13)....................      332,719
    16,800   Sun Life Financial Services of
              Canada (12).......................      284,889
    16,787   Talisman Energy Inc. (7)...........      605,892
                                                  -----------
                                                    1,766,907
                                                  -----------
             FINLAND (2.7%)
    58,100   Nokia OYJ (19).....................      924,093
    16,050   UPM-Kymmene OYJ (13)...............      515,613
                                                  -----------
                                                    1,439,706
                                                  -----------
             AUSTRALIA (2.4%)
   112,241   BHP Billiton Ltd. (13).............      638,149
    24,650   News Corp. Ltd. (14)...............      647,063
                                                  -----------
                                                    1,285,212
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             RUSSIA (2.2%)
    12,600   JSC Mining & Smelting Co. (13).....  $   253,260
     9,000   Lukoil Oil Co. (7).................      547,200
     2,380   Yukos Oil Co. (7)..................      335,412
                                                  -----------
                                                    1,135,872
                                                  -----------
             SPAIN (2.1%)
    88,200   Banco Santander Central Hispano
              (2)...............................      605,583
    58,283   *Telefonica SA (20)................      521,937
                                                  -----------
                                                    1,127,520
                                                  -----------
             HONG KONG (1.9%)
   207,000   CNOOC Ltd. (7).....................      269,418
   165,000   Hong Kong Exchanges & Clearing Ltd.
              (6)...............................      207,347
    91,000   Television Broadcasts Ltd. (14)....      287,055
   131,000   Wharf Holdings Ltd. (6)............      246,932
                                                  -----------
                                                    1,010,752
                                                  -----------
             SOUTH KOREA (1.4%)
     2,780   Samsung Electronics Co. (19).......      735,989
                                                  -----------
             SINGAPORE & MALAYSIAN (1.0%)
    90,500   Singapore Airlines Ltd. (21).......      532,199
                                                  -----------
             TAIWAN (0.4%)
    31,200   *Taiwan Semiconductor Manufacturing
              Co. (19)..........................      219,960
                                                  -----------
             SWEDEN (0.3%)
    32,000   Nordea AB (2)......................      141,647
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             GREECE (0.1%)
     5,800   Greek Organization of Football
              Prognostics (10)..................  $    61,500
                                                  -----------
             Belgium(0.0%)
       473   *Telindus Group NV Strip (VVPR)
              (19)..............................            5
                                                  -----------
             TOTAL FOREIGN COMMON STOCK
              (94.6%)...........................  $49,981,607
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (3.2%)
$1,671,000   State Street Bank 2.5% due 01/02/03
              Repurchase price $1,673,321
              Collateralized by U.S. Treasury
              Note Fair Value: $1,709,156 Face
              Value: $1,475,000 Due: 01/15/11
              Interest: 3.5%....................  $ 1,671,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (3.2%)............................  $ 1,671,000
                                                  -----------
             TOTAL HOLDINGS (97.8%) (COST
              $56,200,167) (a)..................  $51,652,607
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (2.2%)................    1,160,357
                                                  -----------
             NET ASSETS (100.0%)................  $52,812,964
                                                  ===========

---------------

  *  Represents non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,932,039.

INDUSTRY CLASSIFICATIONS

 (1)  Automobiles & Components
 (2)  Banks
 (3)  Capital Goods
 (4)  Commercial Services & Supplies
 (5)  Consumer Durables & Apparel
 (6)  Diversified Financials
 (7)  Energy
 (8)  Food & Drug Retailing
 (9)  Food Beverage & Tobacco
(10)  Hotels Restaurants & Leisure
(11)  Household & Personal Products
(12)  Insurance
(13)  Materials
(14)  Media
(15)  Pharmaceuticals & Biotechnology
(16)  Real Estate
(17)  Retailing
(18)  Software & Services
(19)  Technology Hardware & Equipment
(20)  Telecommunication Services
(21)  Transportation
(22)  Utilities

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $56,200,167)......................  $ 51,652,607
  Cash......................................         9,522
  Receivable for securities sold............     1,028,087
  Receivable for fund shares sold...........        19,698
  Dividends & accrued interest receivable...       209,823
                                              ------------
    Total assets............................    52,919,737
                                              ------------
Liabilities:
  Payable for fund shares redeemed..........        10,535
  Payable for investment management services
    (note 3)................................        38,919
  Accrued accounting, transfer agent and
    custody fees............................        19,387
  Accrued printing, proxy and filing
    expenses................................        24,491
  Accrued professional fees.................         9,207
  Other accrued expenses....................         4,234
                                              ------------
    Total liabilities.......................       106,773
                                              ------------
Net assets..................................  $ 52,812,964
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  8,002,768
  Paid-in capital in excess of par value....    98,885,606
  Accumulated net realized loss on
    investments.............................   (49,527,850)
  Net unrealized appreciation (depreciation)
    on:
    Investments.............................    (4,547,560)
    Foreign currency related transactions...        17,844
  Distributions in excess of net investment
    income..................................       (17,844)
                                              ------------
Net assets..................................  $ 52,812,964
                                              ============
Shares outstanding..........................     8,002,768
Net asset value per share...................  $       6.60
                                              ============

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest..................................  $     19,582
  Dividends (net of $119,689 foreign taxes
    withheld)...............................     1,096,299
                                              ------------
    Total investment income.................     1,115,881
                                              ------------
Expenses:
  Management fees (note 3)..................       594,304
  Accounting, custody & transfer agent
    fees....................................       166,956
  Directors' fees...........................         4,600
  Professional fees.........................        10,000
  Printing and proxy fees...................        17,118
  Filing fees...............................         1,177
  Other.....................................         1,648
                                              ------------
    Total expenses..........................       795,803
                                              ------------
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3).....       (33,017)
                                              ------------
    Net expenses............................       762,786
                                              ------------
    Net investment income...................       353,095
                                              ------------
Realized & unrealized gain (loss) on
  investments and foreign currency:
  Net realized loss on:
    Investments.............................   (14,544,748)
    Foreign currency related transactions...      (199,858)
  Change in unrealized appreciation
    (depreciation) on:
    Investments.............................      (264,219)
    Foreign currency related transactions...        28,745
                                              ------------
      Net loss on investments...............   (14,980,080)
                                              ------------
      Net decrease in net assets from
         operations.........................  $(14,626,985)
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEARS ENDED DECEMBER 31,
                                                              -------------------------------
                                                                  2002              2001
                                                              -------------     -------------
From operations:
  Net investment income.....................................  $     353,095     $     185,762
  Realized loss on investments and foreign currency
    transactions............................................    (14,744,606)      (30,554,992)
  Change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........       (235,474)       (3,338,546)
                                                              -------------     -------------
      Net decrease in net assets from operations............    (14,626,985)      (33,707,776)
                                                              -------------     -------------
Dividends and distributions to shareholders:
  Return of capital.........................................       (168,880)                0
                                                              -------------     -------------
From capital share transactions (note 4):
  Received from shares sold.................................     94,777,299       225,398,569
  Received from dividends reinvested........................        168,880                 0
  Paid for shares redeemed..................................   (110,476,788)     (233,098,626)
                                                              -------------     -------------
    Decrease in net assets derived from capital share
     transactions...........................................    (15,530,609)       (7,700,057)
                                                              -------------     -------------
  Decrease in net assets....................................    (30,326,474)      (41,407,833)
Net Assets:
  Beginning of year.........................................     83,139,438       124,547,271
                                                              -------------     -------------
  End of year (a)...........................................  $  52,812,964     $  83,139,438
                                                              =============     =============
(a) Distributions in excess of net investment income of.....  $     (17,844)    $    (683,904)
                                                              =============     =============

 FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               2002        2001       2000       1999       1998
                                                              -------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................  $  8.34     $11.84     $21.51     $12.86     $13.39
Income (loss) from investment operations:
  Net investment income (loss)..............................     0.03       0.02      (0.02)     (0.02)      0.32
  Net realized & unrealized gain (loss) on investments and
    foreign currency transactions...........................    (1.75)     (3.52)     (4.74)      8.67       0.23
                                                              -------     ------     ------     ------     ------
    Total income (loss) from investment operations..........    (1.72)     (3.50)     (4.76)      8.65       0.55
                                                              -------     ------     ------     ------     ------
  Less distributions:
    Dividends from net investment income....................    (0.00)      0.00       0.00       0.00      (0.32)
    Distributions from net realized capital gains & foreign
      currency related transactions.........................     0.00       0.00      (4.89)      0.00      (0.76)
    Return of capital.......................................    (0.02)      0.00      (0.02)      0.00       0.00
                                                              -------     ------     ------     ------     ------
      Total distributions...................................    (0.02)      0.00      (4.91)      0.00      (1.08)
                                                              -------     ------     ------     ------     ------
Net asset value, end of year................................  $  6.60     $ 8.34     $11.84     $21.51     $12.86
                                                              =======     ======     ======     ======     ======
Total return................................................   (20.64)%   (29.57)%   (22.20)%    67.40%      3.88%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $  52.8     $ 83.1     $124.5     $173.0     $140.3
  Ratios to average net assets:
    Expenses................................................     1.15%      1.20%      1.14%      1.21%      1.17%
    Net investment income (loss)............................     0.54%      0.19%     (0.11)%    (0.15)%     2.31%
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses................................................     1.20%      1.25%      1.20%      1.26%      1.17%
Portfolio turnover rate.....................................       85%       201%       243%       338%        22%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 OBJECTIVE

The Capital Appreciation Portfolio seeks maximum capital growth by investing primarily in common stocks.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    -20.15%
Five-year                                     5.37%
Since inception (4/30/94)                     9.64%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the year ended December 31, 2002, the Ohio National Capital Appreciation Portfolio returned (20.15)% versus the S&P 500 Index return of (22.09)%. We close this year having faced the most challenging period for equities in more than three decades of investing for our clients. While we believe that the worst is behind us, the simple numbers vividly illustrate the unique territory we have hopefully emerged from and provide a historical context for the year's difficult returns.

This past year marks the third consecutive annual period of negative returns for the market, which has only occurred twice since 1900, from 1929-1931 and 1939-1941. From the peak in March 2000 to the lowest point reached in October 2002, a period of 31 months, the S&P 500 Index lost nearly 50% of its value. The magnitude and duration of this decline eclipses the bear market of 1973-1974 when the S&P 500 Index lost 48% of its value in 21 months. Moreover, this past year is the first time since the early 1980s, when the S&P 500 Index was first tracked with today's sector classification methodology, that every sector posted a negative return.

Market conditions have not been this adverse since the Great Depression. Fortunately, we are not reliving the structural problems of that era or those of the 1970's. The underpinnings of our economic system are sound. Despite a mild recession in 2001, corporate malfeasance scandals, the deflation of the equity bubble, and heightened geopolitical risks, the economy has managed to grow more than 3% this year and post the most significant gains in productivity in several decades. This is an impressive testament to the resiliency and quality of our economic, political and social systems.

Ultimately, our outlook remains that the market will go in the direction of economic activity and corporate profits. Although profit margins have been running slightly higher this year than last, we remain guarded in an environment of anemic pricing power and low nominal growth. A more vigorous and broad-based rebound in profits and cash flows will be necessary to stimulate growth in capital spending.

Risk aversion on the part of consumers and businesses is heightened by the threat of war with Iraq, which has waxed and waned throughout the year. Armed forces continue to amass in the region and the negotiated agreement for inspections faces daily hurdles. The process for a resolution to this issue is unclear, and remains a prominent consideration weighing down any outlook for economic activity or renewed business spending.

Consumer spending has been a strong support for economic activity, although, at the margin the consumer is weakening. While consumer confidence managed to stage a comeback early in the quarter and job losses are ebbing, there is no firm indication of outright renewed hiring, which we would only expect when the gradual recovery moves further along. Nonetheless, strong housing data and rising personal incomes bode well for the long-term financial health of the consumer. Additionally, low interest rates and the resulting refinancing boom have helped the consumer pay down debt and increase household liquidity levels.

As we head into 2003, the unwinding of the narrowly focused technology and mega-cap stock bull market of the 90's has set the stage for a return to true stock picking. The glaring message from the last few years is that institutional and retail investors will no longer confuse a bull market with true stock picking abilities, and eventually their focus will shift from relative to absolute returns as expectations become muted. Active management and financial advice will be 'in', while one-decision stocks and market indexing will be 'out' of favor. A stock picker's market is well suited to our opportunistic style and will be the key to performance going forward.

We continue to build the Portfolio bottom-up, one stock at a time, with names where we can identify a catalyst that will effectively realize the stock's full market value. The Portfolio contains both company-specific catalyst driven ideas, as well as stocks in industries with secular and cyclical fundamental improvements, such as insurance, paper and defense.

Going forward, we believe we'll continue to find the most attractive risk/reward opportunities in companies that will

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

benefit from improving economic fundamentals, as well as their own company-specific advances. While business trends have gradually improved throughout the year for many of the companies in our Portfolio, the overall market has been disappointed with the pace of corporate profit recovery. To us, one economically sensitive industrial company summed it up best by saying '...the economy is looking like a glass half full, not half empty...' This melds well with our valuation and qualitative judgments that suggest a brief economic deceleration is already priced into the market, with potentially substantial upside thereafter.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                              CAPITAL APPRECIATION (COMMENCED
                                                                 OPERATIONS APRIL 30, 1994)               S&P 500 INDEX
                                                              -------------------------------             -------------
4/94                                                                     $10000.00                          $10000.00
                                                                           9975.00                            9658.00
'94                                                                       10452.80                           10131.20
                                                                          11865.00                           12172.70
'95                                                                       12816.50                           13923.10
                                                                          13688.10                           15343.30
'96                                                                       14835.10                           17136.90
                                                                          16014.50                           20650.00
'97                                                                       17089.10                           22834.70
                                                                          18032.40                           26878.80
'98                                                                       18099.10                           29359.70
                                                                          19621.30                           32994.40
'99                                                                       19268.10                           35538.30
                                                                          19888.50                           35385.50
'00                                                                       25336.00                           32299.80
                                                                          27894.90                           30135.80
'01                                                                       27791.70                           28463.20
                                                                          25026.40                           24720.30
'02                                                                       22190.90                           22176.60

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Echostar Communications                2.6
 2.  Boise Cascade Corp.                    2.5
 3.  Northrop Grumman Corp.                 2.5
 4.  XL Capital, Ltd.                       2.5
 5.  Hartford Financial Services
     Group                                  2.2
 6.  Apogent Technologies, Inc.             2.1
 7.  FMC Technologies, Inc.                 2.0
 8.  Weatherford International,
     Ltd.                                   2.0
 9.  Hewlett-Packard Co.                    1.9
10.  Pfizer, Inc.                           1.9

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Oil, Energy & Natural Gas              11.6
 2.  Computer & Related                     11.6
 3.  Insurance                              11.3
 4.  Drugs/Biotechnology                     7.9
 5.  Electronics/Semiconductors              4.5

---------------

  *  Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ADVERTISING (0.4%)
    68,600   *Doubleclick Inc. .................  $   388,276
                                                  -----------
             AEROSPACE (3.9%)
    22,400   Lockheed Martin Corp. .............    1,293,600
    22,600   Northrop Grumman Corp. ............    2,192,200
                                                  -----------
                                                    3,485,800
                                                  -----------
             AUTOMOTIVE & RELATED (0.6%)
    22,200   *Navistar International............      538,727
                                                  -----------
             BANKING (0.5%)
    15,300   *Southwest Bancorp of Texas........      440,793
                                                  -----------
             BROADCAST RADIO & TV (4.6%)
   102,100   *Echostar Communications...........    2,272,746
    35,200   *Fox Entertainment Group
              Inc. -- A.........................      912,736
   106,300   *Liberty Media Corp. -- A..........      950,322
                                                  -----------
                                                    4,135,804
                                                  -----------
             BUSINESS SERVICES (3.5%)
   123,500   *Bearingpoint Inc. ................      852,150
   116,400   *Ceridian Corp. ...................    1,678,488
    18,800   Manpower Inc. .....................      599,290
                                                  -----------
                                                    3,129,928
                                                  -----------
             CHEMICALS (1.4%)
    62,900   Monsanto Co. ......................    1,210,825
                                                  -----------
             COMPUTER & RELATED (11.6%)
   119,800   *3 Com Corp. ......................      554,674
    58,200   Autodesk Inc. .....................      832,260
    43,800   *BMC Software Inc. ................      749,418
    97,521   Hewlett Packard Co. ...............    1,692,965
    59,600   *Ingram Micro Inc. CL A............      736,060
    92,100   J. D. Edwards......................    1,039,765
    40,700   *Network Associates Inc. ..........      654,863
   165,700   *Parametric Technology Co. ........      417,564
   120,900   *Sybase Inc. ......................    1,620,060
    29,600   *Synopsys Inc. ....................    1,366,040
    26,400   *Tech Data Corp. ..................      711,744
                                                  -----------
                                                   10,375,413
                                                  -----------
             CONSUMER PRODUCTS (2.0%)
    67,800   *Polo Ralph Lauren Corp. ..........    1,475,328
    21,400   Tupperware Corp. ..................      322,712
                                                  -----------
                                                    1,798,040
                                                  -----------
             DRUGS/BIOTECHNOLOGY (7.9%)
    27,400   Abbott Labs........................    1,089,824
    46,500   Cambrex Corp. .....................    1,404,765
    25,800   *Millipore Corp. ..................      877,200
    55,300   Pfizer Inc. .......................    1,690,521
    89,800   *Sepracor Inc. ....................      868,366
    30,000   Wyeth..............................    1,122,000
                                                  -----------
                                                    7,052,676
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (4.5%)
   447,100   *Agere Systems Inc. ...............  $   625,940
    88,400   *Apogent Technologies Inc. ........    1,838,720
   193,500   *Solectron Corp. ..................      686,925
    79,500   *Vishay Intertechnology Inc. ......      888,810
                                                  -----------
                                                    4,040,395
                                                  -----------
             FINANCIAL SERVICES (3.4%)
    45,600   *AG Edwards........................    1,502,976
    41,200   Merrill Lynch......................    1,563,540
                                                  -----------
                                                    3,066,516
                                                  -----------
             FORESTRY & PAPER PRODUCTS (5.0%)
    87,600   Boise Cascade Corp. ...............    2,209,272
    30,300   Meadwestvaco Corp. ................      748,713
    33,200   Temple-Inland Inc. ................    1,487,692
                                                  -----------
                                                    4,445,677
                                                  -----------
             INSURANCE (6.0%)
    39,900   Allstate Corp. ....................    1,475,901
    14,700   Cigna Corp. .......................      604,464
    42,300   Hartford Financial Services
              Grp. .............................    1,921,689
    42,200   Lincoln National Corp. ............    1,332,676
                                                  -----------
                                                    5,334,730
                                                  -----------
             MEDIA & PUBLISHING (2.9%)
     7,000   Knight Ridder Inc. ................      442,750
    23,700   New York Times Co. CL A............    1,083,801
    28,800   *Scholastic Corp. .................    1,035,360
                                                  -----------
                                                    2,561,911
                                                  -----------
             MEDICAL & RELATED (2.9%)
    43,900   Baxter International Inc. .........    1,229,200
    74,600   Health Management Associates.......    1,335,340
                                                  -----------
                                                    2,564,540
                                                  -----------
             OFFICE EQUIPMENT (0.8%)
    18,300   Diebold............................      754,326
                                                  -----------
             OIL, ENERGY & NATURAL GAS (11.6%)
    56,100   Arch Coal Inc. ....................    1,211,199
    87,291   *FMC Technologies Inc. ............    1,783,355
    25,800   *Newfield Exploration Co. .........      930,090
    31,600   Schlumberger.......................    1,330,044
    30,300   *Spinnaker Exploration Co. ........      668,115
    58,300   Transocean Sedco Forex Inc. .......    1,352,560
    43,900   Unocal Corp. ......................    1,342,462
    44,100   *Weatherford International Ltd. ...    1,760,913
                                                  -----------
                                                   10,378,738
                                                  -----------
             RETAIL (4.4%)
   170,000   Circuit City Stores Inc. ..........    1,261,400
    24,500   *Federated Department Stores
              Inc. .............................      704,620
    62,200   *Saks Inc. ........................      730,228
   125,900   *Toys "R" Us Inc. .................    1,259,000
                                                  -----------
                                                    3,955,248
                                                  -----------
             RENTAL SERVICES & EQUIPMENT (1.1%)
    45,000   Ryder System.......................    1,009,800
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (1.4%)
    41,700   *Fisher Scientific Intl. ..........  $ 1,254,336
                                                  -----------
             TRANSPORTATION (1.1%)
    83,500   Delta Airlines.....................    1,010,350
                                                  -----------
             TOTAL U.S. COMMON STOCKS (81.5%)...  $72,932,849
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BARBADOS (1.7%)
             INSURANCE (1.7%)
    28,200   Everest RE Group Ltd. .............  $ 1,559,460
                                                  -----------
             BERMUDA (3.6%)
             INSURANCE (3.6%)
    18,900   Partnerre Holdings Ltd. ...........      979,398
    28,300   XL Capital Ltd. ...................    2,186,175
                                                  -----------
                                                    3,165,573
                                                  -----------
             CANADA (0.9%)
             METALS & MINING (0.9%)
    67,200   Placer Dome Inc. ..................      772,800
                                                  -----------
             UNITED KINGDOM (1.3%)
             MEDIA & PUBLISHING (1.3%)
   125,100   Pearsons...........................    1,169,685
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (7.5%)............................  $ 6,667,518
                                                  -----------
             TOTAL COMMON STOCKS (89.0%)........  $79,600,367
                                                  -----------

                                                      FAIR
  SHARES           FOREIGN PREFERRED STOCKS          VALUE
-------------------------------------------------------------
             AUSTRALIA (1.6%)
             MEDIA & PUBLISHING (1.6%)
    61,400   News Corp Adr Prf...................  $1,390,710
                                                   ----------
             TOTAL FOREIGN PREFERRED STOCKS
              (1.6%).............................  $1,390,710
                                                   ----------

                                                      FAIR
  SHARES            UNIT INVESTMENT TRUST            VALUE
-------------------------------------------------------------
    22,100   *Ishares NASDAQ Biotech Index.......  $1,090,636
                                                   ----------
             TOTAL UNIT INVESTMENT TRUST
              (1.2%).............................  $1,090,636
                                                   ----------

   FACE                                              FAIR
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (8.0%)
$4,393,000   American Express 1.180% 01/02/03...  $ 4,393,000
 2,792,000   G E Capital Corp. 1.180%
              01/02/03..........................    2,792,000
                                                  -----------
             TOTAL SHORT-TERM NOTES (8.0%)......  $ 7,185,000
                                                  -----------
             TOTAL HOLDINGS (99.8%) (COST
              $94,476,960) (a)..................  $89,266,713
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (0.2%)................      131,748
                                                  -----------
             NET ASSETS (100.0%)................  $89,398,461
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,255,673.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $94,476,960)......................  $ 89,266,713
  Cash......................................           242
  Receivable for securities sold............     1,206,104
  Receivable for fund shares sold...........       140,006
  Dividends & accrued interest receivable...        99,614
                                              ------------
    Total assets............................    90,712,679
                                              ------------
Liabilities:
  Payable for securities purchased..........     1,171,533
  Payable for fund shares redeemed..........        54,393
  Payable for investment management services
    (note 3)................................        61,686
  Accrued professional fees.................         4,365
  Accrued accounting and transfer agent
    fees....................................        11,273
  Accrued printing and proxy fees...........         5,739
  Other accrued expenses....................         5,229
                                              ------------
    Total liabilities.......................     1,314,218
                                              ------------
Net assets..................................  $ 89,398,461
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  8,063,647
  Paid-in capital in excess of par value....    99,884,792
  Accumulated net realized loss on
    investments.............................   (13,341,684)
  Net unrealized depreciation on
    investments.............................    (5,210,247)
  Undistributed net investment income.......         1,953
                                              ------------
Net assets..................................  $ 89,398,461
                                              ============
Shares outstanding..........................     8,063,647
Net asset value per share...................  $      11.09
                                              ============

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest..................................  $    133,570
  Dividends (net withholding tax $22,459)...     1,052,359
                                              ------------
    Total investment income.................     1,185,929
                                              ------------
Expenses:
  Management fees (note 3)..................       807,341
  Custodian fees............................        18,900
  Directors' fees...........................         5,900
  Professional fees.........................        10,900
  Accounting and transfer agent fees........       116,500
  Printing and proxy fees...................        13,649
  Filing fees...............................           153
  Other.....................................           454
                                              ------------
    Total expenses..........................       973,797
                                              ------------
    Net investment income...................       212,132
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments..........   (12,773,175)
  Change in unrealized appreciation
    (depreciation) on investments...........   (11,605,085)
                                              ------------
      Net loss on investments...............   (24,378,260)
                                              ------------
      Net decrease in net assets from
         operations.........................  $(24,166,128)
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                                  2002             2001
                                                              ------------     ------------
From operations:
  Net investment income.....................................  $    212,132     $    447,838
  Realized gain (loss) on investments.......................   (12,773,175)       9,095,764
  Change in unrealized appreciation (depreciation) on
    investments.............................................   (11,605,085)      (1,556,220)
                                                              ------------     ------------
      Net increase (decrease) in net assets from
       operations...........................................   (24,166,128)       7,987,382
                                                              ------------     ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................      (210,151)        (454,158)
  Capital gains distributions...............................      (882,758)      (8,950,225)
                                                              ------------     ------------
    Total dividends and distributions.......................    (1,092,909)      (9,404,383)
                                                              ------------     ------------
From capital share transactions (note 4):
  Received from shares sold.................................    21,507,500       34,514,003
  Received from dividends reinvested........................     1,092,909        9,404,383
  Paid for shares redeemed..................................   (15,595,790)      (8,832,782)
                                                              ------------     ------------
    Increase in net assets derived from capital share
     transactions...........................................     7,004,619       35,085,604
                                                              ------------     ------------
  Increase (decrease) in net assets.........................   (18,254,418)      33,668,603
Net Assets:
  Beginning of year.........................................   107,652,879       73,984,276
                                                              ------------     ------------
  End of year (a)...........................................  $ 89,398,461     $107,652,879
                                                              ============     ============
  (a) Includes undistributed net investment income of.......  $      1,953     $         --
                                                              ============     ============

 FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              ------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................  $14.06     $14.05     $12.11     $12.92     $13.53
Income (loss) from investment operations:
  Net investment income.....................................    0.03       0.07       0.10       0.39       0.34
  Net realized & unrealized gain (loss)
    on investments..........................................   (2.86)      1.29       3.69       0.42       0.46
                                                              ------     ------     ------     ------     ------
    Total income (loss) from investment
      operations............................................   (2.83)      1.36       3.79       0.81       0.80
                                                              ------     ------     ------     ------     ------
  Less distributions:
    Dividends from net investment income....................   (0.03)     (0.07)     (0.10)     (0.39)     (0.34)
    Distributions from net realized capital
      gains.................................................   (0.11)     (1.28)     (1.75)     (1.23)     (1.07)
                                                              ------     ------     ------     ------     ------
      Total distributions...................................   (0.14)     (1.35)     (1.85)     (1.62)     (1.41)
                                                              ------     ------     ------     ------     ------
Net asset value, end of period..............................  $11.09     $14.06     $14.05     $12.11     $12.92
                                                              ======     ======     ======     ======     ======
Total return................................................  (20.15)%     9.69%     31.50%      6.46%      5.91%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $ 89.4     $107.7     $ 74.0     $ 64.6     $ 76.5
Ratios to average net assets:
  Expenses..................................................    0.97%      0.93%      0.96%      0.95%      0.93%
  Net investment income.....................................    0.21%      0.49%      0.76%      2.94%      2.52%
Portfolio turnover rate.....................................      96%       126%       230%        34%        45%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 OBJECTIVE

The Discovery Portfolio seeks maximum capital growth by investing primarily in common stocks of small- and medium-size companies.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                   -32.74%
Five-year                                    2.16%
Since inception (4/30/94)                   10.05%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the year ended December 31, 2002, the Ohio National Discovery Portfolio returned (32.74)% versus the Russell 2000 Growth Index return of (30.27)%. Concern over a double-dip recession, geopolitical risks, corporate malfeasance and weak corporate earnings all took their toll on equity returns in 2002. In this environment, the Ohio National Discovery Portfolio underperformed its small-cap growth benchmark, the Russell 2000 Growth Index, during the year.

Small-cap growth stocks were hard hit, particularly relative to the more defensive value-oriented stocks. However, beginning in July and even more visibly since the market hit a low in early October, we have seen small-cap growth stocks perform well vs. their value counterparts.

We remained concerned over the weak capital-spending environment in 2002 and so maintained an underweight position in the technology sector. Nonetheless, the Portfolio still suffered sharp declines among many of its remaining positions in the semiconductor and communications equipment industries. Performance also suffered from an underweight position in the financials sector, which proved to be the only sector of the Russell 2000 Growth Index to post a positive return during the year. We continue to believe that the U.S. is nearing the end of an interest-rate easing cycle, and that this sector could struggle to continue outperforming. The Portfolio also had some stock-specific disappointments in larger holdings such as Insight Enterprises, Inc. Insight Enterprises, a PC direct marketing company that focuses on small- and mid-sized business customers, fell sharply after disclosing integration issues related to a recent acquisition in the U.K.

Several bright spots did emerge, however. Within the industrials sector we saw solid performance across less economically sensitive holdings such as education-related stocks. Corinthian Colleges Inc., Strayer Education Inc., Career Education Corp. and ITT Educational Services have translated strong student enrollment growth into strong earnings growth. In addition, more economically sensitive holdings such as the Portfolio's transportation-related stocks, also performed well. Strong stock selection within the healthcare sector was led by the performance of contract pharmacy service provider Accredo Health, Inc., and the Portfolio also benefited from remaining underweight the poor-performing biotechnology sector. Finally, throughout most of 2002 the Portfolio maintained a significantly larger-than-average cash position, which served to dampen the effect of the market decline on the Portfolio.

We are hopeful that a continued economic recovery will lead to better prospects for many of the companies we analyze, which in turn should allow us to keep the Portfolio more fully invested in 2003. In addition, we continue to expect modest improvements in corporate spending trends to have a meaningful impact on earnings growth for many companies that have managed costs very effectively.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

                                                  DISCOVERY (COMMENCED
                                               OPERATIONS APRIL 30, 1994)   RUSSELL 2000 GROWTH INDEX      RUSSELL 2000 INDEX
                                               --------------------------   -------------------------      ------------------
4/94                                                    10000.00                    10000.00                    10000.00
                                                        10144.00                     9358.00                     9554.00
94                                                      12126.10                    10155.30                    10026.00
                                                        14236.10                    11775.10                    11471.70
95                                                      16129.50                    13308.20                    12878.10
                                                        18455.40                    14894.50                    14212.30
96                                                      18986.90                    14806.60                    15002.50
                                                        18979.30                    15581.00                    16532.80
97                                                      20594.40                    16724.70                    18343.10
                                                        21372.90                    17637.80                    19309.80
98                                                      22770.70                    16932.30                    17933.00
                                                        30341.90                    19103.90                    19597.20
99                                                      47011.80                    24230.30                    21745.10
                                                        56813.70                    24528.30                    22403.90
00                                                      41741.00                    18796.10                    21104.50
                                                        37942.60                    18824.30                    22541.70
01                                                      34076.30                    17079.30                    21619.80
                                                        28181.10                    14116.00                    20603.60
02                                                      22922.50                    11909.70                    17191.70

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

Russell 2000 Index represents the 2,000 smallest companies in the Russell 3,000 index.

The Russell 2000 Growth Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price to book ratios and higher forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the investable U.S. equity markets.

We are now using the Russell 2000 Growth Index as this Portfolio's benchmark because we believe the Portfolio's Investments more closely resemble the securities represented in that Index than those in the former benchmark, the Russell 2000 Index.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Accredo Health, Inc.                   2.6
 2.  Corinthian Colleges, Inc.              2.2
 3.  Community Health Systems               2.2
 4.  Jacobs Engineering Group
     Inc.                                   2.2
 5.  Ruby Tuesday, Inc.                     2.1
 6.  Stericycle, Inc.                       1.7
 7.  Omnicare, Inc.                         1.7
 8.  Alloy, Inc.                            1.6
 9.  Waste Connections                      1.6
10.  National-Oilwell, Inc.                 1.6

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Medical & Related                      12.6
 2.  Retail                                  9.2
 3.  Computer & Related                      7.9
 4.  Drugs/Biotechnology                     6.6
 5.  Transportation                          5.7

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             AEROSPACE (1.6%)
     9,612   *Alliant Techsystems Inc. .........  $   599,308
    11,650   *Flir Systems Inc. ................      568,520
                                                  -----------
                                                    1,167,828
                                                  -----------
             BANKING (0.7%)
    17,175   *Southwest Bancorp of Texas........      494,812
                                                  -----------
             BROADCAST RADIO & TV (1.3%)
    69,300   *Radio One Inc. CL D...............      999,999
                                                  -----------
             BUILDING & CONSTRUCTION (3.7%)
    29,625   Fastenal Co. ......................    1,107,679
    45,350   *Jacobs Engineering Group Inc. ....    1,614,460
                                                  -----------
                                                    2,722,139
                                                  -----------
             BUSINESS SERVICES (3.3%)
    25,675   *FTI Consulting....................    1,030,851
    31,950   *Kroll Inc. .......................      609,606
    50,075   *Macrovision Corp. ................      803,203
    16,875   *Management Network Group Inc. ....       25,312
                                                  -----------
                                                    2,468,972
                                                  -----------
             CHEMICALS (2.5%)
    57,925   *RPM Inc Ohio......................      885,094
    21,200   Valspar Corp. .....................      936,616
                                                  -----------
                                                    1,821,710
                                                  -----------
             COMPUTER & RELATED (7.9%)
    31,175   *Activision Inc. ..................      454,843
    54,300   *Documentum Inc. ..................      850,338
    86,550   *J D Edwards.......................      976,284
    24,850   *Mantech International Corp. ......      473,889
    30,650   *Mercury Interactive Corp. ........      908,773
    52,050   *Netiq Corp. ......................      642,818
    37,650   *Netscreen Technologies Inc. ......      634,026
    60,775   *Secure Computing Corp. ...........      389,568
    19,725   *Tech Data Corp. ..................      531,786
                                                  -----------
                                                    5,862,325
                                                  -----------
             CONSUMER PRODUCTS (2.8%)
    46,725   *Furniture Brands Int'l. Inc. .....    1,114,391
    16,375   Harman International...............      974,313
                                                  -----------
                                                    2,088,704
                                                  -----------
             DRUGS/BIOTECHNOLOGY (5.9%)
    12,675   *Cephalon Inc. ....................      616,867
    24,675   *Charles River Laboratories........      949,494
    45,800   *Integra Lifesciences Holding......      808,370
    21,400   *Medicis Pharmaceutical............    1,062,938
    11,425   *Myriad Genetics Inc. .............      166,805
     5,775   *Scios Nova Inc. ..................      188,150
    16,400   *Sicor Inc. .......................      259,940
     7,775   *Trimeris Inc. ....................      335,025
                                                  -----------
                                                    4,387,589
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             EDUCATION (4.1%)
    10,550   *Career Education Corp. ...........  $   422,000
    42,925   *Corinthian Colleges Inc. .........    1,625,141
    12,500   *Education Management Corp. .......      470,000
     9,000   Strayer Education Inc. ............      517,500
                                                  -----------
                                                    3,034,641
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (5.4%)
    92,775   *Aeroflex Inc. ....................      640,147
    28,700   Ametek Inc. .......................    1,104,663
    28,225   *Brooks-Pri Automation Inc. .......      323,458
    18,825   *Coherent Inc. ....................      375,559
    45,350   *Entegris Inc. ....................      467,105
    38,000   *FEI Co. ..........................      581,020
    50,375   *Semtech Corp. ....................      550,095
                                                  -----------
                                                    4,042,047
                                                  -----------
             ENTERTAINMENT & LEISURE (1.1%)
     9,400   Polaris Industries Inc. ...........      550,840
     9,475   *SCP Pool Corp. ...................      276,670
                                                  -----------
                                                      827,510
                                                  -----------
             FOOD & RELATED (0.7%)
     9,475   *Whole Foods Market Inc. ..........      499,617
                                                  -----------
             HOTEL, LODGING & CASINOS (2.6%)
    27,350   *Boyd Gaming Corp. ................      384,267
     7,250   *Hotels.com........................      396,067
    21,975   *Mandalay Resort Group.............      672,655
    29,925   *Penn National Gaming Inc. ........      474,611
                                                  -----------
                                                    1,927,600
                                                  -----------
             INSURANCE (1.5%)
    16,900   Gallagher Arthur J & Co. ..........      496,522
    25,625   *Wellchoice Inc. ..................      613,719
                                                  -----------
                                                    1,110,241
                                                  -----------
             MEDIA & PUBLISHING (0.8%)
    15,775   *Scholastic Corp. .................      567,111
                                                  -----------
             MEDICAL & RELATED (12.6%)
    55,557   *Accredo Health Inc. ..............    1,958,384
    67,900   *AMN Health Care...................    1,148,189
    78,925   *Community Health Systems..........    1,625,066
    16,075   Cooper Companies...................      402,197
    13,775   *Dianon Systems....................      657,205
    25,400   *Lifepoint Hospitals Inc. .........      760,247
    11,325   *Odyssey Healthcare................      392,978
    51,700   Omnicare Inc. .....................    1,232,011
     8,150   *Patterson Dental Co. .............      356,481
    39,300   *Select Medical....................      530,157
    16,050   *United Surgical Partners..........      250,717
                                                  -----------
                                                    9,313,632
                                                  -----------
             OIL, ENERGY & NATURAL GAS (2.2%)
    53,025   *National-Oilwell Inc. ............    1,158,066
    17,950   *Pioneer Natural Resources.........      453,237
                                                  -----------
                                                    1,611,303
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             REAL ESTATE & LEASING (0.5%)
    80,975   *La Quinta Properties..............  $   356,290
                                                  -----------
             RENTAL SERVICES & EQUIPMENT (0.8%)
    11,625   *Rent-A-Center Inc. ...............      580,669
                                                  -----------
             RESTAURANTS (3.2%)
    15,675   *Krispy Kreme Doughnuts Inc. ......      529,345
     8,300   *Panera Bread Company CL A.........      288,923
    90,650   Ruby Tuesday Inc. .................    1,567,339
                                                  -----------
                                                    2,385,607
                                                  -----------
             RETAIL (9.2%)
    19,625   *Advance Auto Parts................      959,662
   108,425   *Alloy Inc. .......................    1,187,254
     9,875   *Columbia Sportswear Co. ..........      438,648
    13,725   *Cost Plus Inc. ...................      393,496
    30,300   *Duane Reade Inc. .................      515,100
    28,650   *Electronics Boutique Holding......      452,956
    39,500   *Gamestop Corp. ...................      387,100
    23,850   *Genesco Inc. .....................      444,325
    23,000   *Hollywood Entertainment...........      347,300
    61,780   *Insight Enterprises Inc. .........      513,392
    54,275   *Movie Gallery Inc. ...............      705,575
    18,125   *Tuesday Morning Corp. ............      309,938
    14,650   *Ultimate Electronics Inc. ........      148,697
                                                  -----------
                                                    6,803,443
                                                  -----------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (1.3%)
    33,275   *Fisher Scientific Int'l...........    1,000,912
                                                  -----------
             TELECOMMUNICATIONS & RELATED (3.4%)
    36,000   Harris Corp. ......................      946,800
    55,175   *Polycom Inc. .....................      525,266
    92,975   *Powerwave Technologies Inc. ......      502,065
   249,854   *Stratex Networks Inc. ............      552,177
                                                  -----------
                                                    2,526,308
                                                  -----------
             TRANSPORTATION (5.1%)
    41,900   *Atlantic Coast Airline HLDG.......      504,057
    14,100   *Hunt (J.B.).......................      413,130
    64,575   *Pacer International Inc. .........      858,847
    16,700   *SCS Transportation Inc. ..........      165,497
    49,941   Werner Enterprises Inc. ...........    1,075,230
    30,800   *Yellow Corporation................      775,883
                                                  -----------
                                                    3,792,644
                                                  -----------
             WASTE MANAGEMENT (3.3%)
    40,075   *Stericycle Inc. ..................    1,297,588
    30,475   *Waste Connections.................    1,176,640
                                                  -----------
                                                    2,474,228
                                                  -----------
             TOTAL U.S. COMMON STOCKS (87.5%)...  $64,867,881
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (0.8%)
             INSURANCE (0.8%)
    23,000   *Platinum Underwriters Holding.....  $   606,050
                                                  -----------
             CANADA (0.8%)
             HOTEL, LODGING & CASINOS (0.8%)
    25,750   Fairmont Hotels W/I................      606,413
                                                  -----------
             ISRAEL (0.7%)
             DRUGS/BIOTECHNOLOGY (0.7%)
    14,500   *Taro Pharmaceutical Inds. Ltd. ...      545,200
                                                  -----------
             UNITED KINGDOM (0.6%)
             TRANSPORTATION (0.6%)
    16,675   UTI Worldwide Inc. ................      437,717
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (2.9%)............................  $ 2,195,380
                                                  -----------
             TOTAL COMMON STOCKS (90.4%)........  $67,063,261
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (12.6%)
$9,317,000   US Bank 1.050% 01/02/03 Repurchase
              price $9,317,638 Collateralized by
              Freddie Mac Mortgage Backed Pool
              #G11298 Fair Value: $9,503,547
              Face Value: $9,667,913 Due:
              08/01/17 Interest: 5.00%..........  $ 9,317,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (12.6%)...........................  $ 9,317,000
                                                  -----------
             TOTAL HOLDINGS (103.0%) (COST
              $86,268,560) (A)..................  $76,380,261
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (3.0%)................   (2,216,238)
                                                  -----------
             NET ASSETS (100.0%)................  $74,164,023
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,501,883.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $86,268,560).....................  $ 76,380,261
  Cash.....................................           922
  Receivable for securities sold...........       515,972
  Receivable for fund shares sold..........         7,567
  Dividends & accrued interest
    receivable.............................         7,871
                                             ------------
    Total assets...........................    76,912,593
                                             ------------
Liabilities:
  Payable for securities purchased.........     2,634,112
  Payable for fund shares redeemed.........        30,950
  Payable for investment management
    services (note 3)......................        51,724
  Accrued professional fees................         6,232
  Accrued accounting and transfer agent
    fees...................................        11,452
  Accrued printing and proxy fees..........         7,879
  Other accrued expenses...................         6,221
                                             ------------
    Total liabilities......................     2,748,570
                                             ------------
Net assets.................................  $ 74,164,023
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $  6,096,980
  Paid-in capital in excess of par value...   131,029,901
  Accumulated net realized loss on
    investments............................   (53,074,559)
  Net unrealized depreciation on
    investments............................    (9,888,299)
                                             ------------
  Net assets...............................  $ 74,164,023
                                             ============
Shares outstanding.........................     6,096,980
Net asset value per share..................  $      12.16
                                             ============

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest..................................  $    136,908
  Dividends (net withholding tax $128)......        88,826
  Other Income..............................        52,596
                                              ------------
    Total investment income.................       278,330
                                              ------------
Expenses:
  Management fees (note 3)..................       761,638
  Custodian fees............................        18,500
  Directors' fees...........................         6,200
  Professional fees.........................        10,900
  Accounting and transfer agent fees........        92,500
  Printing and proxy fees...................        19,200
  Filing fees...............................           300
  Other.....................................           562
                                              ------------
    Total expenses..........................       909,800
                                              ------------
    Net investment loss.....................      (631,470)
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments..........   (27,905,728)
  Change in unrealized appreciation
    (depreciation) on investments...........   (10,441,378)
                                              ------------
    Net loss on investments.................   (38,347,106)
                                              ------------
    Net decrease in net assets from
      operations............................  $(38,978,576)
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                                  2002             2001
                                                              ------------     ------------
From operations:
  Net investment loss.......................................  $   (631,470)    $   (673,744)
  Realized loss on investments..............................   (27,905,728)     (25,187,261)
  Change in unrealized appreciation (depreciation) on
    investments.............................................   (10,441,378)      (3,142,889)
                                                              ------------     ------------
      Net decrease in net assets from operations............   (38,978,576)     (29,003,894)
                                                              ------------     ------------
From capital share transactions (note 4):
  Received from shares sold.................................     7,316,091       13,436,302
  Paid for shares redeemed..................................   (15,806,750)     (20,844,386)
                                                              ------------     ------------
    Decrease in net assets derived from capital share
     transactions...........................................    (8,490,659)      (7,408,084)
                                                              ------------     ------------
  Decrease in net assets....................................   (47,469,235)     (36,411,978)
Net Assets:
  Beginning of year.........................................   121,633,258      158,045,236
                                                              ------------     ------------
  End of year...............................................  $ 74,164,023     $121,633,258
                                                              ============     ============

 FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               2002        2001       2000       1999       1998
                                                              -------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................  $ 18.08     $22.14     $31.62     $20.70     $18.72
Income (loss) from investment operations:
  Net investment loss.......................................    (0.10)     (0.10)     (0.22)     (0.16)     (0.06)
  Net realized and unrealized gain (loss) on investments....    (5.82)     (3.96)     (3.09)     21.96       2.04
                                                              -------     ------     ------     ------     ------
    Total income (loss) from investment operations..........    (5.92)     (4.06)     (3.31)     21.80       1.98
                                                              -------     ------     ------     ------     ------
  Less distributions:
    Distributions from net realized capital gains...........     0.00       0.00      (6.09)    (10.88)      0.00
    Return of capital.......................................     0.00       0.00      (0.08)      0.00       0.00
                                                              -------     ------     ------     ------     ------
      Total distributions...................................     0.00       0.00      (6.17)    (10.88)      0.00
                                                              -------     ------     ------     ------     ------
Net asset value, end of year................................  $ 12.16     $18.08     $22.14     $31.62     $20.70
                                                              =======     ======     ======     ======     ======
Total return................................................   (32.74)%   (18.36)%   (11.22)%   106.46%     10.57%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $  74.2     $121.6     $158.0     $167.9     $75.60
Ratios to average net assets:
  Expenses..................................................     0.96%      0.96%      0.92%      0.89%      0.91%
  Net investment loss.......................................    (0.66)%    (0.54)%    (0.64)%    (0.61)%    (0.30)%
Portfolio turnover rate.....................................      128%       112%       138%       166%        99%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 OBJECTIVE

The International Small Company Portfolio seeks to provide long-term capital growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at the time of purchase of $1.5 billion or less.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                   -15.00%
Five-year                                   -1.98%
Since inception (3/31/95)                    2.74%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

As it became apparent that the much expected economic recovery was not going to materialize or would be weaker than expected, markets throughout the world continued to decline for most of the year. It was only when economic numbers indicated that the U.S. was bumping along the bottom, that we started to see some global market recovery from the year's lows towards the end of the year. Again, volatility was the norm, with rampant sell-offs and stock price drops of even undeserving companies with solid earnings and clear growth trends.

The economic slowdown first evident and accentuated in the U.S. quickly spread to become a global problem. Widespread corporate profit warnings, layoffs, fraud accusations, and spending pullbacks have further deepened investor skepticism, risk aversion, and emotions. In Europe, particularly in Germany, much needed social reform and structurally high unemployment has hit consumer confidence. However, toward the end of the year, faint signs of a recovery were emerging. As in the previous year, there have been very few bright spots for stocks, although "value" equities were favored over "growth" equities in this environment. Consequently, positive returns for equity investments have been a challenge to achieve in any industry or country without regard to market cap size.

One unequivocal positive during this difficult period has been the willingness of the world's central banks, led by the Federal Reserve Board's aggressive rate-cutting, to ease key interest rates in the hope of jumpstarting a stalled economy. In December, we even had the very reluctant and laggard European Central Bank (ECB) cut key interest rates 50 basis points to 2.75%. The last time the ECB cut interest rates was in November 2001. During the fourth quarter, equity markets around the world rallied on the increased liquidity strength and on optimism that the economy was positioned for a recovery, even if clouded by the prospect of war and higher oil prices.

U.S. investors with international investments benefited in 2002 with the rapid decline of the U.S. dollar against major foreign currencies. The Euro began the year at E0.89 to the dollar and finished at E1.05 per dollar. This alone reflects a 17.9% currency gain for these investors. The Japanese yen also gained against the U.S. dollar by 10%.

As can be expected, funds with a growth orientation were at a disadvantage during this period of intensified market uncertainty and prolonged economic weakness. The Ohio National International Small Company Portfolio contains no shortage of solid, profitable companies, but negative sentiment across world markets took down stocks in all countries and sectors. For the year ended December 31, 2002, the Ohio National International Small Company Portfolio returned (15.00)%, versus the Portfolio's benchmark, the MSCI World ex-USA Small Cap Index return of (9.11)%.

Over the course of the year, the underweight in Financials, and overweight position in Healthcare hurt performance, but good performance from our Energy sector picks and Consumer Discretionary sector picks contributed positively, as the Portfolio was positioned to gain from increases in oil and gas prices. Overweight positions in Italy, Hong Kong, and the Netherlands contributed positively to performance. Toward the end of 2002, the prospect of a weaker Christmas retail season dragged down Consumer Discretionary stocks, but information technology and certain pharmaceutical names performed well.

There are indications the economy may already have hit "bottom" and that there is a tentative, fragile recovery occurring. The benefits of this year's aggressive rate-cutting by the world's central banks should begin to materialize more fully. Since small companies supply basic materials, components and services to the larger corporations, they are ideally positioned to take early and optimal advantage of this increased liquidity and lower borrowing costs when demand is restored and orders pick up.

We continue to locate small caps with good investment potential, targeting companies with stable or expanding market shares, strong ties to their local and regional market and reasonable valuations, despite the difficult market conditions. We are focusing selectively on the consumer-sensitive

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

and basic material stocks in anticipation of an economic recovery.

While Japanese corporate reforms may once again have been "all talk and no action", the pending appointment of a new head of the central bank is encouraging. We believe there are gems to be discovered among small Japanese companies with ties to the video game software market, auto parts manufacturers, and other companies truly demonstrating corporate restructuring.

As the U.S. economy is expected to slowly grow through the second half of 2003, we expect Asia to follow due to its production and export activities, particularly supplying the U.S. Europe is also expected to grow slowly though possibly with a lagged effect. However one needs to be mindful of a possible pending war with Iraq, ongoing tensions with North Korea and the prospect of higher oil prices due to the Middle East issues and most recently Venezuela.

In short, there are ongoing investment opportunities for international small caps with a specialized or regional focus, which will benefit from their market positions and attractive valuations. A further decline in the U.S. dollar will also positively contribute to investors' returns.

Many of the negative global variables seem to have reversed offering smaller companies greater opportunities for growth with low interest rates, lower energy prices, an increase in outsourcing activities and increases in infrastructure spending by many governments.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                              INTERNATIONAL SMALL COMPANY                                MSCI WORLD EX USA SMALL
                                                 (COMMENCED OPERATIONS                                    CAP INDEX--COMMENCED
                                                    MARCH 31, 1995)                EAFE INDEX                    1/12/98
                                              ---------------------------          ----------            -----------------------
3/95                                                   $10000.00                   $10000.00
                                                        10421.00                    10073.00
'95                                                     10890.00                    10934.20
                                                        11945.20                    11444.90
'96                                                     12206.80                    11630.30
                                                        13407.90                    12951.50
'97                                                     13630.50                    11765.10
                                                        14466.00                    13657.00                   $14466.00
'98                                                     14110.20                    14028.40                    14467.00
                                                        17531.90                    14585.30                    14468.00
'99                                                     29422.00                    17811.60                    14469.00
                                                        25235.30                    17088.50                    14470.00
'00                                                     20516.30                    15289.10                    14471.00
                                                        17274.70                    13015.60                    14145.40
'01                                                     14509.00                    11632.00                    12684.20
                                                        14570.00                    11311.00                    13810.50
'02                                                     12332.00                     9596.23                    11529.00

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The MSCI EAFE is a capitalization weighted index that monitors the performance of stocks from Europe, Australia, and the Far East.

The MSCI World ex-U.S.A. Small Cap Index is created by selecting companies within the market capitalization range of USD $200-800 million. The dollar denominated range is applied across 23 developed markets.

We are now using the Morgan Stanley Capital International World ex U.S.A. Small Company Index as this portfolio's benchmark because we believe the portfolio's investments more closely resemble the securities represented in that index than those in the former benchmark, the Morgan Stanley Capital International Europe, Australia, Far East Index.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Swedish Match                          1.4
 2.  Enterprise Inns                        1.4
 3.  Stada Arzneimittel                     1.3
 4.  ACS Actividades de
     Construccion y Servicios               1.1
 5.  Saipem                                 1.1
 6.  IHC Caland NV                          1.1
 7.  Molson Cos Ltd., Class A               1.0
 8.  Magna International                    1.0
 9.  ZAPF Creation AG                       1.0
10.  Ed & Man Group                         1.0

 TOP 5 COUNTRY WEIGHTINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Japan                                  18.2
 2.  Canada                                 10.3
 3.  United Kingdom                          9.4
 4.  Italy                                   7.2
 5.  Germany                                 6.0

The risk associated with investing on a worldwide basis includes differences in regulation of financial data and reporting and currency exchanges as well as economic and political systems which may be different from those in the United States. The prices of small company stocks are generally more volatile than the prices of large company stocks.

---------------

* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             JAPAN (18.2%)
    20,000   Air Water Inc. (14)................  $    84,728
     2,100   Ariake Japan Co. Ltd. (9)..........       59,426
     1,600   Bandai Co. Ltd. (5)................       55,114
    15,000   Calsonic Kansei Corp. (1)..........       73,651
    14,000   Central Glass Co. Ltd. (3).........       62,728
     1,700   Drake Beam Morin Japan Inc. (4)....       62,425
    15,000   Hino Motors Ltd. (1)...............       51,417
    32,000   Hitachi Koki Co. (5)...............       93,789
     2,000   Hokuto Corp. (9)...................       40,595
    10,000   JGC Corp. (3)......................       55,923
     9,000   Keihin Corp. (1)...................       86,789
    24,000   Komatsu Ltd. (3)...................       78,225
     2,400   Komeri Co. Ltd. (18)...............       60,235
    13,000   Konica Corp. (5)...................       94,269
    14,000   Koyo Seiko Co. Ltd. (3)............       62,138
     8,300   Matsui Securities Co. Ltd. (6).....       53,966
     1,500   Matsumotokiyoski Co. (8)...........       69,988
    30,000   Mazda Motor Corp. (1)..............       55,586
    11,000   *Minolta Co. (20)..................       47,618
     1,600   Nichii Gakkan Co. (10).............       82,739
     3,500   Nissin Kogyo Co. Ltd. (1)..........       73,251
    30,000   NTN Corp. (3)......................      103,592
     1,600   Ortix Corp. (6)....................      103,087
    10,300   Q.P. Corp. (9).....................       81,542
        44   *Round One Corp (11)...............       51,139
     9,000   Sankyo Co. Ltd. (5)................      112,865
     7,000   Shionogi & Co. (16)................       98,926
     9,000   Showa Corp. (1)....................       68,977
    18,500   Showa Shell Sekiyu K.K. (7)........      128,387
     1,900   Taisei Lamick Co. Ltd. (14)........       56,967
     8,000   Tanabe Seiyaku Co. Ltd. (16).......       69,803
    20,000   Teikoku Oil Co. (7)................       79,842
    26,200   Tokyo Steel Mfg. Co. (14)..........       86,499
     9,000   Toyo Suisan Kaisha (9).............       80,802
     9,000   Uny Co. Ltd. (18)..................       88,003
    14,000   *Victor Co. of Japan (5)...........       91,026
                                                  -----------
                                                    2,706,057
                                                  -----------
             CANADA (10.3%)
     1,700   *Angiotech Pharmaceutical Inc.
              (16)..............................       57,818
     2,950   Canadian Natural Resources (7).....       87,652
    14,800   CI Fund Management Inc. (6)........       93,962
     9,900   Domtar Inc. (14)...................       98,679
     3,200   Ensign Resource Service Group
              (7)...............................       33,847
     3,300   Fairmont Hotels & Resorts (11).....       77,715
    10,275   Hudson's Bay Co. (18)..............       58,189
     6,800   Investors Group Inc. (6)...........      115,485
     4,606   Industrial Alliance Life Insurance
              Co. (13)..........................      115,479
     2,700   Magna International Inc. CL A
              (1)...............................      150,968
     5,800   *Masonite International Corp.
              (3)...............................       98,023
     7,255   Molson Cos. Ltd. CL A (9)..........      154,073
    14,400   *Norske Skog Canada Ltd. (14)......       49,825
     1,500   *Open Text Corp. (19)..............       34,815

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             CANADA (CONTINUED)
     6,000   SNC-Lavalin Group Inc. (3).........  $   129,706
    30,000   *Stressgen Biotechnologies Corp. CL
              A (16)............................       34,284
     2,259   Sun Life Financial Services (13)...       38,307
     2,897   Talisman Energy Inc. (7)...........      104,561
                                                  -----------
                                                    1,533,388
                                                  -----------
             UNITED KINGDOM (9.4%)
    13,600   BPB Industries (14)................       54,256
     4,377   *Cambridge Antibody Technology Grp.
              (16)..............................       35,945
     1,000   Capita Group (4)...................        3,977
    24,670   Cattles PLC (6)....................      114,606
     8,500   Close Brothers Group (6)...........       76,100
    21,000   Countrywide Assured Group (17).....       38,211
     9,940   Ed & Man Group (6).................      141,812
    21,950   Enterprise Inns (11)...............      201,643
    25,500   Firstgroup (22)....................       95,262
    25,700   Hit Entertainment PLC (15).........       87,939
    55,000   MFI Furniture Group (5)............       97,863
    10,416   Northern Rock (2)..................      110,530
    98,800   Signet Group (18)..................      109,774
     9,800   Tibbett & Britten Group (22).......       60,360
     9,310   William Hill (11)..................       34,031
     9,000   Wolseley (3).......................       75,650
     5,399   Wolverhampton & Dudley Breweries
              (9)...............................       53,466
                                                  -----------
                                                    1,391,425
                                                  -----------
             ITALY (7.2%)
    10,323   Arnoldo Mondadori Editore (15).....       63,942
     3,300   Campari Group (9)..................      103,138
    20,000   De'Longhi (5)......................       89,238
     8,790   Italgas (23).......................      119,597
     4,350   *Lottomatica (11)..................       73,618
    10,000   Merloni Elettrodomestici (5).......      105,195
    22,700   Parmalat Finanziara (9)............       54,097
     5,125   Permasteelisa (3)..................       80,653
     5,000   Recordati (16).....................       81,153
    33,500   *Saeco International Group (5).....      123,798
    25,124   Saipem (7).........................      168,018
                                                  -----------
                                                    1,062,447
                                                  -----------
             GERMANY (6.0%)
     2,200   Deutsche Boerse (6)................       87,767
     3,150   Gehe (10)..........................      122,029
     1,420   GFK (15)...........................       18,634
     2,090   Krones Pfd. (3)....................       95,886
     3,290   Medion AG (18).....................      115,018
     4,800   *Singulus Technologies (3).........       64,251
     4,700   Stada Arzneimittel (16)............      187,996
     3,855   *Wedeco AG Water Technology (3)....       50,185
     5,180   ZAPF Creation AG (5)...............      144,113
                                                  -----------
                                                      885,879
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             SWITZERLAND (5.7%)
     2,060   *Converium Holding (13)............  $    99,878
       275   Distronic Holdings (10)............      118,407
        70   Galenica Holding (10)..............       66,864
       185   Givaudan (14)......................       83,002
       561   Kaba Holdings CL-B (3).............      104,333
     1,998   Kuehne & Nagel Intl. (22)..........      125,788
     1,620   *Logitech International (20).......       48,357
     1,000   Lonza Group (14)...................       60,786
       940   Swatch Group CL B (5)..............       78,226
       300   Valora Holdings (18)...............       57,530
                                                  -----------
                                                      843,171
                                                  -----------
             FRANCE (5.5%)
     2,300   Dassault Systems (19)..............       49,597
     1,800   Essilor International (10).........       74,171
    84,900   *Eurotunnel SA (22)................       53,479
    11,004   *JC Decaux (15)....................      132,855
     3,610   *Neopost (20)......................      116,352
     5,500   *Nicox (16)........................       80,839
    19,000   *SOITEC (20).......................       60,240
     2,540   Valeo (1)..........................       79,732
     1,700   Vallourec (Usines) (3).............       99,856
     1,200   Vinci SA (3).......................       67,652
                                                  -----------
                                                      814,773
                                                  -----------
             HONG KONG (5.3%)
   352,000   China National Aviation Co. (22)...       67,705
    54,000   Citic Pacific Ltd. (3).............       99,712
    97,000   Cosco Pacific Ltd. (22)............       79,605
    76,000   Esprit Asia Holdings Ltd. (18).....      128,153
   140,000   Giordano International Ltd. (18)...       54,754
    60,000   Li & Fung Ltd. (18)................       56,934
    92,000   Texwina Holdings Ltd. (5)..........       68,423
   134,000   TPV Technology Ltd. (20)...........       42,527
    74,000   Techtronic Industries Co. (4)......       70,219
    37,000   Wing Hang Bank Ltd. (2)............      118,375
                                                  -----------
                                                      786,407
                                                  -----------
             SWEDEN (3.9%)
    15,600   *Capio AB (10).....................      124,079
    13,270   *Elekta AB CL B (10)...............      134,611
     5,370   Getinge AB CL B (10)...............      110,184
    27,000   Swedish Match AB (9)...............      213,196
                                                  -----------
                                                      582,070
                                                  -----------
             AUSTRALIA (3.6%)
    13,700   Amcor Ltd. (14)....................       65,153
    27,172   Boral Ltd. (14)....................       66,209
     3,150   Foodland Associated Ltd. (8).......       31,319
    19,000   Foster's Brewing Group (9).........       47,893
    56,000   Pacifica Group Ltd. (1)............      123,592
    11,800   Patrick Corp. Ltd. (22)............       86,587
    30,600   Toll Holdings Ltd. (22)............      108,843
                                                  -----------
                                                      529,596
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             SOUTH KOREA (3.4%)
     5,000   *Cheil Industries Inc. (5).........  $    65,553
     9,800   *Daeduck GDS Co. Ltd. (20).........       92,956
     4,584   *Daewoong Pharmaceutical Co. Ltd.
              (16)..............................       57,201
     3,000   *Hyundai Mobis (1).................       55,141
     2,300   *Hyundai Motor Co. Ltd. (1)........       53,813
     1,800   *LG Chemical Ltd. (14).............       61,616
       450   *Pacific Corp. (12)................       39,079
     1,400   Samsung SDI Co. Ltd. (20)..........       80,857
                                                  -----------
                                                      506,216
                                                  -----------
             SPAIN (2.8%)
     5,250   ACS Actividades de Constuccion y
              Servicios (3).....................      168,934
     8,800   Amadeus Global Travel Distribution
              (4)...............................       36,308
     9,180   Corporacion Mapfre (13)............       74,499
     2,850   Grupo Ferrovial (3)................       72,258
    11,990   Zeltia (16)........................       68,225
                                                  -----------
                                                      420,224
                                                  -----------
             PORTUGAL (2.2%)
    22,190   Brisa Auto Estradas de Portugal
              (22)..............................      123,004
    53,000   *Impresa-Sociedade Gestora de
              Participacoes (15)................      105,720
    11,760   Vodafone Telecel -- Comunicacoes
              Pessoais (21).....................       91,362
                                                  -----------
                                                      320,086
                                                  -----------
             NETHERLANDS (2.0%)
     5,100   Euronext (6).......................      110,886
     3,043   IHC Caland NV (7)..................      160,694
     5,700   *Qiagen (16).......................       29,922
                                                  -----------
                                                      301,502
                                                  -----------
             DENMARK (1.7%)
       810   Coloplast CL B (10)................       58,985
     2,100   Danisco (9)........................       71,414
     6,050   Novozymes CL B (14)................      126,610
                                                  -----------
                                                      257,009
                                                  -----------
             SINGAPORE & MALAYSIAN (1.4%)
    82,000   Amtek Engineering Ltd. (3).........       48,694
    27,600   Keppel Corp. Ltd. (6)..............       58,876
   149,000   Singapore Exchange Ltd. (6)........      105,662
                                                  -----------
                                                      213,232
                                                  -----------
             IRELAND (1.4%)
    16,400   Anglo Irish Bank Corp. (2).........      116,328
     1,600   DePfa Deutsche Bank PLC (6)........       83,988
                                                  -----------
                                                      200,316
                                                  -----------
             RUSSIA (0.9%)
     3,700   JSC Mining & Smelting Co. (14).....       74,370
     2,050   *Vimpelcom-Communications (21).....       65,621
                                                  -----------
                                                      139,991
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             NORWAY (0.7%)
     4,150   Orkla ASA (9)......................  $    70,663
     5,080   *Tandberg ASA (20).................       29,321
                                                  -----------
                                                       99,984
                                                  -----------
             THAILAND (0.6%)
   108,000   Amata Corp. Public Co. Ltd. (17)...       47,577
    74,000   *Italian Thai Development (3)......       38,947
                                                  -----------
                                                       86,524
                                                  -----------
             ISRAEL (0.5%)
     3,300   *Check Point Software (19).........       42,801
       992   *Taro Pharmaceutical Industries
              Ltd. (16).........................       37,299
                                                  -----------
                                                       80,100
                                                  -----------
             GREECE (0.4%)
     3,300   Greek Organization of Football
             Prognostics (11)...................       34,991
     1,700   Public Power Corp. (23)............       23,559
                                                  -----------
                                                       58,550
                                                  -----------
             VENEZUELA (0.2%)
     1,800   Compania Anonima Nacional Telefonos
              de Venezuela (21).................       22,680
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (93.3%)...........................  $13,841,627
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (7.1%)
$1,046,000   State Street Bank 2.5% due 01/02/03
              Repurchase price $1,046,015
              Collateralized by U.S. Treasury
              Note Fair Value: $1,073,388 Face
              Value: $760,000 Due: 11/15/21
              Interest: 8.00%...................  $ 1,046,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (7.1%)............................  $ 1,046,000
                                                  -----------
             TOTAL HOLDINGS (100.4%) (COST
              $14,832,968) (A)..................  $14,887,627
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.4%)...............      (51,932)
                                                  -----------
             NET ASSETS (100.0%)................  $14,835,695
                                                  ===========

---------------

  *  Represents non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $28,573.

INDUSTRY CLASSIFICATIONS

 (1)  Automobiles & Components
 (2)  Banks
 (3)  Capital Goods
 (4)  Commercial Services & Supplies
 (5)  Consumer Durables & Apparel
 (6)  Diversified Financials
 (7)  Energy
 (8)  Food & Drug Retailing
 (9)  Food Beverage & Tobacco
(10)  Healthcare Equipment & Services
(11)  Hotels Restaurants & Leisure
(12)  Household & Personal Products
(13)  Insurance
(14)  Materials
(15)  Media
(16)  Pharmaceuticals & Biotechnology
(17)  Real Estate
(18)  Retailing
(19)  Software & Services
(20)  Technology Hardware & Equipment
(21)  Telecommunication Services
(22)  Transportation
(23)  Utilities

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $14,832,968)......................  $14,887,627
  Cash......................................       49,271
  Receivable for fund shares sold...........        3,751
  Dividends & accrued interest receivable...       38,530
  Other.....................................          789
                                              -----------
    Total assets............................   14,979,968
                                              -----------
Liabilities:
  Payable for securities purchased..........       94,374
  Payable for fund shares redeemed..........        2,693
  Payable for investment management services
    (note 3)................................       12,605
  Accrued accounting, transfer agent and
    custody fees............................       14,006
  Accrued printing, proxy and filing
    expenses................................        8,598
  Accrued professional fees.................        9,794
  Other accrued expenses....................        2,203
                                              -----------
    Total liabilities.......................      144,273
                                              -----------
Net assets..................................  $14,835,695
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 1,857,480
  Paid-in capital in excess of par value....   20,704,652
  Accumulated net realized loss on
    investments.............................   (7,777,019)
  Net unrealized appreciation (depreciation)
    on:
    Investments.............................       54,659
    Foreign currency related transactions...        1,537
  Distributions in excess of net investment
    income..................................       (5,614)
                                              -----------
Net assets..................................  $14,835,695
                                              ===========
Shares outstanding..........................    1,857,480
Net asset value per share...................  $      7.99
                                              ===========

 STATEMENT OF OPERATIONS

                                                    Year Ended December 31, 2002

Investment income:
    Interest.................................  $     7,443
    Dividends (net of $32,344 foreign taxes
      withheld)..............................      272,901
                                               -----------
         Total investment income.............      280,344
                                               -----------
Expenses:
  Management fees (note 3)...................      176,843
  Accounting, custody & transfer agent
    fees.....................................       83,683
  Directors' fees............................        1,300
  Professional fees..........................        8,330
  Printing and proxy fees....................        5,140
  Filing fees................................          362
  Other......................................          104
                                               -----------
    Total expenses...........................      275,762
                                               -----------
    Net investment income....................        4,582
                                               -----------
Realized & unrealized gain (loss) on
  investments and foreign currency:
  Net realized loss on:
    Investments..............................   (2,163,339)
    Foreign currency related transactions....      (52,172)
  Change in unrealized appreciation
    (depreciation) on:
    Investments..............................     (150,341)
    Foreign currency related transactions....        9,001
                                               -----------
      Net loss on investments................   (2,356,851)
                                               -----------
      Net decrease in net assets from
         operations..........................  $(2,352,269)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                                  2002             2001
                                                              ------------     ------------
From operations:
  Net investment income (loss)..............................  $      4,582     $    (81,360)
  Realized loss on investments and foreign currency
    transactions............................................    (2,215,511)      (5,649,499)
  Change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........      (141,340)      (2,345,921)
                                                              ------------     ------------
      Net decrease in net assets from operations............    (2,352,269)      (8,076,780)
                                                              ------------     ------------
From capital share transactions (note 4):
  Received from shares sold.................................    62,021,617       53,086,594
  Paid for shares redeemed..................................   (63,730,602)     (56,700,999)
                                                              ------------     ------------
    Decrease in net assets derived from capital share
     transactions...........................................    (1,708,985)      (3,614,405)
                                                              ------------     ------------
  Decrease in net assets....................................    (4,061,254)     (11,691,185)
Net Assets:
  Beginning of year.........................................    18,896,949       30,588,134
                                                              ------------     ------------
  End of year (a)...........................................  $ 14,835,695     $ 18,896,949
                                                              ============     ============
(a) Includes distributions in excess of net investment
  income of.................................................  $     (5,614)    $   (165,838)
                                                              ============     ============

 FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               2002        2001       2000       1999       1998
                                                              -------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................  $  9.40     $13.29     $20.25     $10.76     $11.73
Income (loss) from investment operations:
  Net investment income (loss)..............................     0.00      (0.04)     (0.18)     (0.20)      0.29
  Net realized & unrealized gain (loss) on investments and
    foreign currency transactions...........................    (1.41)     (3.85)     (5.89)     11.81       0.13
                                                              -------     ------     ------     ------     ------
    Total income (loss) from investment operations..........    (1.41)     (3.89)     (6.07)     11.61       0.42
                                                              -------     ------     ------     ------     ------
  Less distributions:
    Dividends from net investment income....................     0.00       0.00       0.00       0.00      (0.29)
    Distributions from net realized capital gains & foreign
      currency related transactions.........................     0.00       0.00      (0.89)     (2.12)     (1.10)
                                                              -------     ------     ------     ------     ------
      Total distributions...................................     0.00       0.00      (0.89)     (2.12)     (1.39)
                                                              -------     ------     ------     ------     ------
Net asset value, end of year................................  $  7.99     $ 9.40     $13.29     $20.25     $10.76
                                                              =======     ======     ======     ======     ======
Total return................................................   (15.00)%   (29.28)%   (30.27)%   108.51%      3.53%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $  14.8     $ 18.9     $ 30.6     $ 38.1     $ 19.8
  Ratios to average net assets:
    Expenses................................................     1.56%      1.79%      1.63%      2.06%      1.30%
    Net investment income (loss)............................     0.03%     (0.35)%    (0.98)%    (1.44)%     2.48%
Portfolio turnover rate.....................................       92%       221%       251%       314%        55%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 OBJECTIVE

The principal investment objective of the Aggressive Growth Portfolio is to seek capital growth. The Portfolio invests in a diversified collection of securities believed to represent attractive growth opportunities.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                    -27.90%
Five-year                                   -16.44%
Since inception (3/31/95)                    -6.66%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the year ended December 31, 2002, the Ohio National Aggressive Growth Portfolio returned (27.90)% versus the S&P 500 Index return of (22.09)%. The year started with a market bounce off the lows that followed the September 11 terrorist attacks. Despite the uncertainty of additional attacks, a resilient consumer bolstered the U.S. economy. Corporate America, on the other hand, was cautious in its spending, worried about conserving cash and a lack of demand visibility in the slow economic environment. At the same time, ongoing corporate scandals rocked investors' confidence in the stock market, increasing volatility and diminishing their patience for any hint of malfeasance or missed earnings expectations. The Portfolio declined against this backdrop and ended the year trailing its benchmark, the S&P 500 Index.

Though it saw a nice bounce in October and November along with many technology names, Maxim Integrated Products, a leading manufacturer of analog and mixed-signal semiconductors, detracted from our performance. Nonetheless, our research shows that the company's broad product line gives it exposure to diverse areas of the economy, which has insulated it somewhat from a record slump in chip sales. Shares of Harley-Davidson also lagged as weak holiday retail sales were reported. Despite a drop in share price, the motorcycle manufacturer continued to enjoy strong demand for its bikes, parts and accessories as it entered its 100th anniversary celebration.

The healthcare industry performed well for most of the year as demand for medical products and services was unhindered by the slower economy. Consequently, Zimmer Holdings, a manufacturer of reconstructive orthopedic implants, rose as it benefited from strong demand for its minimally invasive knee- and hip-replacement products. A new name that also gained ground was Whole Foods Market. The owner of natural and organic foods supermarkets has improved as people become increasingly aware of the benefits of eating organic products and improving the safety and quality of the foods they consume. Whole Foods has continued to expand its store base while showing better-than-expected sales from existing locations open at least a year.

Going forward, with business inventories and interest rates at very low levels and demand no longer deteriorating, I am more optimistic as we head into 2003. Signs the economy is improving, however, likely will be tempered by ongoing fears of a U.S. invasion of Iraq. Given that, the market could be in for a choppy period. Our strategy, therefore, is to look beyond the fear and noise and use it as an opportunity to buy attractively valued stocks.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                                 AGRESSIVE GROWTH PORTFOLIO
                                                                (COMMENCED OPERATIONS MARCH
                                                                          31,1995)                        S&P 500 INDEX
                                                                ---------------------------               -------------
3/95                                                                     $10000.00                          $10000.00
                                                                          11027.00                           10953.00
'95                                                                       12695.40                           12528.00
                                                                          12474.50                           13805.90
'96                                                                       12792.60                           15419.80
                                                                          13448.80                           18580.90
'97                                                                       14395.60                           20546.70
                                                                          15547.30                           24185.60
'98                                                                       15524.00                           26417.90
                                                                          14740.00                           29688.40
'99                                                                       16417.40                           31977.40
                                                                          15066.30                           31839.90
'00                                                                       11928.00                           29063.40
                                                                           9079.57                           27116.20
'01                                                                        8132.57                           25611.30
                                                                           6863.08                           22243.40
'02                                                                        5862.44                           19954.50

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Medtronic, Inc.                        3.2
 2.  Maxim Integrated Products              3.0
 3.  Avon Products, Inc.                    2.9
 4.  Harley-Davidson, Inc.                  2.8
 5.  Pactiv Corporation                     2.5
 6.  Pfizer, Inc.                           2.4
 7.  Whole Foods Market, Inc.               2.3
 8.  Fannie Mae                             2.1
 9.  Goldman Sachs Group, Inc.              2.0
10.  General Dynamics Corp.                 2.0

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Medical & Related                      8.7
 2.  Consumer Products                      8.1
 3.  Drugs/Biotechnology                    6.7
 4.  Electronics/Semiconductor              6.2
 5.  Transportation                         6.2

The prices of small company stocks are generally more volatile than the prices of large company stocks.
---------------

* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             AEROSPACE (2.0%)
     3,165   General Dynamics Corp. .............  $  251,206
                                                   ----------
             AUTOMOTIVE & RELATED (2.8%)
     7,595   Harley-Davidson Inc. ...............     350,889
                                                   ----------
             BANKING (5.0%)
     4,155   Bank Of New York....................      99,554
     6,715   Citigroup Inc. .....................     236,301
     1,790   Fifth Third Bancorp.................     104,805
     2,320   Northern Trust......................      81,316
     2,150   TCF Financial Corp..................      93,934
                                                   ----------
                                                      615,910
                                                   ----------
             BROADCAST & CABLE TV (2.8%)
     4,560   *Clear Channel Communications.......     170,042
     7,650   *Comcast Corp. CL A.................     172,813
                                                   ----------
                                                      342,855
                                                   ----------
             BUSINESS SERVICES (1.4%)
     5,230   Manpower Inc. ......................     166,837
                                                   ----------
             COMPUTER & RELATED (5.1%)
     3,085   *Bisys Group Inc. ..................      49,052
     6,007   *Fiserv Inc. .......................     203,938
     2,050   *Microsoft Corp. ...................     105,985
    11,480   *Nvidia Corp. ......................     132,135
     8,635   *Yahoo! Inc. .......................     141,182
                                                   ----------
                                                      632,292
                                                   ----------
             CONSUMER PRODUCTS (8.1%)
     6,690   Avon Products Inc. .................     360,390
     4,225   Colgate-Palmolive Co. ..............     221,516
     3,055   Estee Lauder Co. ...................      80,652
    14,065   *Pactiv Corporation.................     307,461
       355   Procter & Gamble....................      30,508
                                                   ----------
                                                    1,000,527
                                                   ----------
             DRUGS/BIOTECHNOLOGY (5.5%)
     5,100   *Amgen..............................     246,534
     4,145   *Genentech Inc. ....................     137,448
     9,760   Pfizer Inc. ........................     298,363
                                                   ----------
                                                      682,345
                                                   ----------
             ELECTRICAL EQUIPMENT (1.4%)
     7,150   General Electric....................     174,103
                                                   ----------
             ELECTRONICS/SEMICONDUCTOR (6.2%)
    14,815   *Applied Materials Inc. ............     193,039
     1,805   *Celestica Inc. ....................      25,451
    11,070   Maxim Integrated Products...........     365,753
    11,750   Texas Instruments...................     176,368
                                                   ----------
                                                      760,611
                                                   ----------
             FINANCIAL SERVICES (7.1%)
     4,035   Fannie Mae..........................     259,572
     3,695   Goldman Sachs Group Inc. ...........     251,630
     5,330   MGIC Investment.....................     220,129
     1,430   SLM Corp. ..........................     148,520
                                                   ----------
                                                      879,851
                                                   ----------

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             FOOD & RELATED (3.3%)
     4,410   Sysco Corp. ........................  $  131,374
     5,345   *Whole Foods Market Inc. ...........     281,842
                                                   ----------
                                                      413,216
                                                   ----------
             HOTEL, LODGING & CASINOS (2.6%)
     6,185   *MGM Grand Inc. ....................     203,919
     4,895   Starwood Hotels & Resorts...........     116,207
                                                   ----------
                                                      320,126
                                                   ----------
             INSURANCE (4.0%)
     6,065   AFLAC Corporation...................     182,678
         2   *Berkshire Hathaway Inc. ...........     145,500
     2,045   UnitedHealth Group Inc. ............     170,758
                                                   ----------
                                                      498,936
                                                   ----------
             MANUFACTURING (1.3%)
     1,270   3M Co. .............................     156,591
                                                   ----------
             MEDIA & PUBLISHING (4.3%)
    12,355   *AOL Time Warner....................     161,851
     4,835   New York Times CL A.................     221,105
     3,960   *USA Interactive....................      90,763
     1,525   *Viacom Inc. CL B...................      62,159
                                                   ----------
                                                      535,878
                                                   ----------
             MEDICAL & RELATED (6.9%)
     3,165   Cardinal Health, Inc. ..............     187,336
     2,560   *Guidant Corp. .....................      78,976
     8,570   Medtronic Inc. .....................     390,792
     2,010   *Steris Corp. ......................      48,743
     3,590   *Zimmer Holdings Inc. ..............     149,057
                                                   ----------
                                                      854,904
                                                   ----------
             OIL, ENERGY & NATURAL GAS (1.4%)
     3,480   Anadarko Petroleum Corp. ...........     166,692
                                                   ----------
             PERSONAL SERVICES (1.1%)
     3,065   *Weight Watchers International
              Inc. ..............................     140,898
                                                   ----------
             RETAIL (2.2%)
     5,525   Blockbuster Inc. ...................      67,681
     3,810   *Costco Wholesale Corp. ............     106,909
     3,380   Walgreen Co. .......................      98,662
                                                   ----------
                                                      273,252
                                                   ----------
             TRANSPORTATION (5.3%)
     5,560   C. H. Robinson Worldwide Inc. ......     173,472
     1,230   *Iron Mountain Inc. ................      40,602
    16,820   Southwest Airlines Co. .............     233,798
     3,210   United Parcel Svc. CL B.............     202,487
                                                   ----------
                                                      650,359
                                                   ----------
             WASTE MANAGEMENT (0.7%)
     2,610   *Stericycle, Inc. ..................      84,509
                                                   ----------
             TOTAL U.S. COMMON STOCKS (80.5%)....  $9,952,787
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (0.2%)
             SEMICONDUCTORS (0.2%)
     1,570   *Marvell Technology Group..........  $    29,610
                                                  -----------
             CANADA (3.9%)
             HOTEL, LODGING & CASINOS (1.9%)
     3,580   Fairmont Hotels....................       84,309
     5,340   Four Seasons Hotels Inc. ..........      150,855
                                                  -----------
                                                      235,164
                                                  -----------
             OIL, ENERGY & NATURAL GAS (2.0%)
     7,858   *Encana Corp. .....................      242,634
                                                  -----------
             TOTAL CANADA.......................      477,798
                                                  -----------
             FINLAND (1.3%)
             TELECOMMUNICATIONS & RELATED (1.3%)
    10,185   Nokia Corp. ADR....................      157,868
                                                  -----------
             FRANCE (1.3%)
             OIL, ENERGY & NATURAL GAS (1.3%)
     2,285   Total Fina Elf SA ADR..............      163,377
                                                  -----------
             IRELAND (0.9.%)
             TRANSPORTATION (0.9%)
     2,715   *Ryanair Holdings..................      106,319
                                                  -----------
             ISRAEL (1.4%)
             COMPUTER & RELATED (0.2%)
     2,025   *Check Point Software
              Technologies......................       26,264
                                                  -----------
             DRUGS/BIOTECHNOLOGY (1.2%)
     3,925   Teva Pharmaceutical ADR............      151,544
                                                  -----------
             TOTAL ISRAEL.......................      177,808
                                                  -----------
             SWITZERLAND (1.8%)
             MEDICAL & RELATED (1.8%)
     5,605   *Alcon Inc. .......................      221,117
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             UNITED KINGDOM (1.1%)
             TELECOMMUNICATIONS & RELATED (1.1%)
     7,620   Vodafone Group PLC SP ADR..........  $   138,074
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (11.9%)...........................  $ 1,471,971
                                                  -----------
             TOTAL COMMON STOCKS (92.4%)........  $11,424,758
                                                  -----------

   FACE                                              FAIR
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (7.3%)
$  900,000   FHLMC Discount Note 0.8% Zero
              coupon contract due 01/02/03**....  $   899,981
                                                  -----------
             TOTAL SHORT-TERM NOTES (7.3%)......  $   899,981
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (0.4%)
$   48,000   US Bank 1.05% 01/02/03 Repurchase
              price $48,003 Collateralized by
              Freddie Mac Mortgage Back Pool
              #G11298 Fair Value: $48,961 Face
              Value: $49,808 Due: 08/01/17
              Interest: 5.00%...................  $    48,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (0.4%)............................  $    48,000
                                                  -----------
             TOTAL HOLDINGS (100.1%) (COST
              $13,142,591) (a)..................  $12,372,739
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.1%)...............      (15,911)
                                                  -----------
             NET ASSETS (100.0%)................  $12,356,828
                                                  ===========

---------------

  *  Non-income producing securities.
 ** Rate presented indicates the effective yield at time of purchase.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $127,344.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $13,142,591)......................  $ 12,372,739
  Cash......................................         1,004
  Receivable for fund shares sold...........        15,793
  Dividends & accrued interest receivable...        10,321
                                              ------------
    Total assets............................    12,399,857
                                              ------------
Liabilities:
  Payable for securities purchased..........         6,501
  Payable for fund shares redeemed..........         1,563
  Payable for investment management services
    (note 3)................................         8,576
  Accrued professional fees.................         8,020
  Accrued accounting and transfer agent
    fees....................................         6,534
  Accrued printing and proxy fees...........         5,520
  Other accrued expenses....................         6,315
                                              ------------
    Total liabilities.......................        43,029
                                              ------------
Net assets..................................  $ 12,356,828
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  2,972,034
  Paid-in capital in excess of par value....    28,742,140
  Accumulated net realized loss on
    investments.............................   (18,587,488)
  Net unrealized depreciation on
    investments.............................      (769,852)
  Distributions in excess of net investment
    income..................................            (6)
                                              ------------
Net assets..................................  $ 12,356,828
                                              ============
Shares outstanding..........................     2,972,034
Net asset value per share...................  $       4.16
                                              ============

 STATEMENT OF OPERATIONS

                                                    Year Ended December 31, 2002

Investment income:
  Interest...................................  $    36,445
  Dividends (net of withholding tax of
    $759)....................................       84,465
  Other Income...............................        1,291
                                               -----------
    Total investment income..................      122,201
                                               -----------
Expenses:
  Management fees (note 3)...................      118,062
  Custodian fees.............................        5,500
  Directors' fees............................        1,000
  Professional fees..........................        8,200
  Accounting and transfer agent fees.........       18,300
  Printing and proxy fees....................        4,157
  Filing fees................................          275
  Other......................................           89
                                               -----------
    Total expenses...........................      155,583
                                               -----------
    Net investment loss......................      (33,382)
                                               -----------
Realized & unrealized gain (loss) on
  investments and foreign currency:
  Net realized gain (loss) on:
    Investments..............................   (4,036,328)
    Foreign currency related transactions....       (5,249)
  Change in unrealized appreciation
    (depreciation) on investments............     (807,342)
                                               -----------
      Net loss on investments................   (4,848,919)
                                               -----------
      Net decrease in net assets from
         operations..........................  $(4,882,301)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEARS ENDED DECEMBER 31,
                                                              ----------------------------
                                                                 2002             2001
                                                              -----------     ------------
From operations:
  Net investment income (loss)..............................  $   (33,382)    $     31,569
  Realized loss on investments and forward currency
    transactions............................................   (4,041,577)     (10,573,975)
  Change in unrealized appreciation (depreciation) on
    investments and futures contracts.......................     (807,342)       2,682,953
                                                              -----------     ------------
      Net decrease in net assets from operations............   (4,882,301)      (7,859,453)
                                                              -----------     ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................            0          (85,513)
  Return of capital.........................................            0         (112,394)
                                                              -----------     ------------
    Total dividends and distributions.......................            0         (197,907)
                                                              -----------     ------------
From capital share transactions (note 4):
  Received from shares sold.................................    2,695,505        4,500,906
  Received from shares reinvested...........................            0          197,907
  Paid for shares redeemed..................................   (2,581,254)      (3,536,990)
                                                              -----------     ------------
    Increase in net assets derived from capital share
     transactions...........................................      114,251        1,161,823
                                                              -----------     ------------
  Decrease in net assets....................................   (4,768,050)      (6,895,537)
Net Assets:
  Beginning of year.........................................   17,124,878       24,020,415
                                                              -----------     ------------
  End of year (a)...........................................  $12,356,828     $ 17,124,878
                                                              ===========     ============
(a) Includes distributions in excess of net investment
  income of.................................................  $        (6)    $     (3,735)
                                                              ===========     ============

 FINANCIAL HIGHLIGHTS

                                                                            YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                               2002        2001        2000       1999       1998
                                                              -------     -------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................  $  5.77     $  8.57     $11.79     $11.15     $11.09
Income (loss) from investment operations:
  Net investment income (loss)..............................    (0.01)       0.01       0.00      (0.03)     (0.01)
  Net realized & unrealized gain (loss) on investments......    (1.60)      (2.74)     (3.22)      0.67       0.88
                                                              -------     -------     ------     ------     ------
    Total income (loss) from investment operations..........    (1.61)      (2.73)     (3.22)      0.64       0.87
                                                              -------     -------     ------     ------     ------
  Less distributions:
    Dividends from net investment income....................     0.00       (0.03)      0.00       0.00       0.00
    Distributions from net realized capital gains...........     0.00        0.00       0.00       0.00      (0.81)
    Return of capital.......................................     0.00       (0.04)      0.00       0.00       0.00
                                                              -------     -------     ------     ------     ------
      Total distributions...................................     0.00       (0.07)      0.00       0.00      (0.81)
                                                              -------     -------     ------     ------     ------
Net asset value, end of year................................  $  4.16     $  5.77     $ 8.57     $11.79     $11.15
                                                              =======     =======     ======     ======     ======
Total return................................................   (27.90)%    (31.82)%   (27.31)%     5.76%      7.84%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $  12.4     $  17.1     $ 24.0     $ 23.3     $ 26.4
  Ratios to average net assets:
    Expenses................................................     1.06%       1.04%      0.98%      0.95%      0.94%
    Net investment income (loss)............................    (0.23)%      0.17%     (0.01)%    (0.32)%    (0.09)%
Portfolio turnover rate.....................................      108%        111%       160%       241%       203%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 OBJECTIVE

The objective of the Small Cap Growth Portfolio is to provide long-term capital appreciation.

 PERFORMANCE AS OF DECEMBER 31, 2002

TOTAL RETURN:

One-year                                   -29.07%
Five-year                                   -4.49%
Since inception (1/3/97)                    -4.26%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the year ended December 31, 2002, the Ohio National Small Cap Growth Portfolio returned (29.07)% versus the Russell 3000 Index return of (21.52)%. The stock market continued its bear-market slide for the third consecutive year in 2002, with almost every market segment experiencing double-digit declines. Information technology (47.50)% and telecommunications (65.90)% stocks again led the market downward in the small cap growth universe, with lower beta sectors such as financials 6.9% and consumer staples (17.00)% holding up comparatively well. The small capitalization Russell 2000 Index (20.47)% again narrowly edged out the S&P 500 Index (22.09)% in 2002. Note, however, that large cap stocks were the winners in the second half, as skittish investors moved to safe havens amid concerns about a weakening economy and a potential war against Iraq.

Small cap growth stocks underperformed small cap value for the third year in a row, with the Russell 2000 Growth Index declining (22.93)%, versus a (11.40)% tumble for the Russell 2000 Value Index. Over the past three years, small cap growth stocks have underperformed small cap value stocks by an unprecedented 28 percentage points per annum. We think this substantial performance discrepancy is unlikely to be sustained going forward, and we look for better performance by small cap growth stocks in the year ahead. Indeed, small cap growth stocks modestly outperformed small cap value stocks in the second half of 2002, which is the first sign of stabilization we have seen in this sector.

As we look to 2003, we remain encouraged about small cap growth prospects, now that we are finally seeing signs of stabilization after such a lengthy period of underperformance. With the economy strengthening and relative valuations remaining favorable, we think prospects are bright for this asset class in the year ahead and continue to identify a number of attractive values for inclusion in the Portfolio.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                               SMALL CAP PORTFOLIO (COMMENCED
                                                                OPERATIONS JANUARY 3, 1997)             RUSSELL 3000 INDEX
                                                               ------------------------------           ------------------
1/97                                                                    $10000.00                           $10000.00
                                                                         10080.00                            11776.00
'97                                                                       9691.92                            13169.10
                                                                         11069.10                            15145.80
'98                                                                      10546.70                            16312.00
                                                                         12823.70                            18165.00
'99                                                                      21615.60                            21959.70
                                                                         26319.20                            22168.40
'00                                                                      17968.10                            20312.90
                                                                         13174.20                            19069.70
'01                                                                      10870.00                            17984.60
                                                                          8955.84                            15786.90
'02                                                                       7704.71                            14113.50

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

Russell 3000 Index measures the performance of the 3,000 largest U.S. Companies as determined by total market capitalization.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  New York Comm Bancorp                  3.0
 2.  Career Education Corp.                 2.7
 3.  Cognizant Tech Solutions
     Corp.                                  2.6
 4.  Patterson Dental Co.                   2.6
 5.  Pediatrix Medical Group,
     Inc.                                   2.4
 6.  UCBH Holdings, Inc.                    2.4
 7.  CACI International, Inc.               2.3
 8.  Chico's FAS, Inc.                      2.2
 9.  Patterson-UTI Energy, Inc.             2.1
10.  Fair Issac & Company, Inc.             2.1

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Electronics/Semiconductors            10.2
 2.  Drugs/Biotechnology                    9.3
 3.  Medical & Related                      9.7
 4.  Computer Software                      7.7
 5.  Retail                                 6.9

---------------

* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH (B)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (1.3%)
     6,700   *American Axle & Mfg. Holdings.....  $   156,914
                                                  -----------
             BANKING (9.2%)
    10,200   *Bankunited Financial Corp. .......      165,036
     4,300   Greater Bay Bancorp................       74,347
     4,000   Harbor Florida Bancshares..........       90,080
    13,100   New York Comm. Bancorp.............      378,328
    11,400   Sterling Bancshares................      139,308
     7,100   UCBH Holdings Inc. ................      301,395
                                                  -----------
                                                    1,148,494
                                                  -----------
             BROADCAST RADIO & TV (1.9%)
    10,100   *Cumulus Media Inc.-CL A...........      150,187
     3,400   *Salem Communications..............       84,898
                                                  -----------
                                                      235,085
                                                  -----------
             BUILDING & CONSTRUCTION (2.8%)
       700   *Beazer Homes USA Inc. ............       42,420
     3,900   *Emcor Group Inc. .................      206,739
       300   *NVR Inc. .........................       97,650
                                                  -----------
                                                      346,809
                                                  -----------
             BUSINESS SERVICES (2.1%)
     6,200   Fair Isaac & Company Inc. .........      264,740
                                                  -----------
             CHEMICALS (1.3%)
     5,500   Albemarle Corp. ...................      156,475
                                                  -----------
             COMPUTER & RELATED (6.4%)
     4,000   *Avocent Corp. ....................       88,880
     8,200   *CACI International Inc. ..........      292,248
     9,000   *Cognex Corp. .....................      165,870
     3,300   Factset Research Systems Inc. .....       93,291
     5,900   *Overture Services Inc. ...........      161,129
                                                  -----------
                                                      801,418
                                                  -----------
             COMPUTER SOFTWARE (7.7%)
    13,100   *Borland Software Corp. ...........      161,130
     4,500   *Cognizant Tech Solutions Corp. ...      325,035
     1,300   *Internet Security Systems.........       23,829
     2,600   *Mercury Interactive Corp. ........       77,090
     6,300   *THQ Inc. .........................       83,475
    10,800   *Verisity Ltd. ....................      205,848
     3,900   *Websense Inc. ....................       83,308
                                                  -----------
                                                      959,715
                                                  -----------
             CONSUMER PRODUCTS (1.6%)
     4,500   Action Performance Cos. Inc. ......       85,500
     4,600   *Leapfrog Enterprises Inc. ........      115,690
                                                  -----------
                                                      201,190
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             DRUGS/BIOTECHNOLOGY (9.3%)
     2,800   *Affymetrix Inc. ..................  $    64,092
     3,700   *Amylin Pharmaceuticals Inc. ......       59,718
     1,800   *Intermune Inc. ...................       45,918
    10,200   *Isis Pharmaceuticals Corp. .......       67,218
     5,000   *NPS Pharmaceuticals Inc. .........      125,850
     3,700   *Neurocrine Biosciences............      168,942
     8,600   *Penwest Pharmaceuticals Co. ......       91,160
     6,500   *Pharmaceutical Product
              Development.......................      190,255
     5,300   *Sangstat Medical Corp. ...........       59,890
     4,500   *Scios Nova Inc. ..................      146,610
     5,800   *Sicor Inc. .......................       91,930
     4,400   *Telik Inc. .......................       51,304
                                                  -----------
                                                    1,162,887
                                                  -----------
             EDUCATION (2.7%)
     8,500   *Career Education Corp. ...........      340,000
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (10.2%)
     5,600   *Artisan Components Inc. ..........       86,408
     7,000   *Benchmark Electronics Inc. .......      200,620
     4,200   *Cree Inc. ........................       68,670
     9,200   *Exar Corp. .......................      114,080
     6,700   *Intersil Corp. ...................       93,398
     6,200   *Omnivision........................       84,134
    12,500   *Pericom Semiconductor Corp. ......      103,875
    11,600   *Planar Systems Inc. ..............      239,308
     5,700   *Rudolph Technologies Inc. ........      109,212
     6,400   A O Smith Common Stock.............      172,864
                                                  -----------
                                                    1,272,569
                                                  -----------
             FINANCIAL SERVICES (2.7%)
     6,000   *Intercept Group Inc. .............      101,586
     8,700   Investors Financial Services.......      238,293
                                                  -----------
                                                      339,879
                                                  -----------
             FOOD & RELATED (2.9%)
     8,100   *Constellation Brands Inc. ........      192,051
     5,000   *Performance Food Group Co. .......      169,795
                                                  -----------
                                                      361,846
                                                  -----------
             INSURANCE (2.0%)
     2,600   Hilb Rogal & Hamilton Co. .........      106,340
     6,100   Hub International Ltd. ............       78,263
     2,400   RLI Corp. .........................       66,960
                                                  -----------
                                                      251,563
                                                  -----------
             MACHINERY (0.7%)
     5,600   *Flowserve Corp. ..................       82,824
                                                  -----------
             MANUFACTURING (0.8%)
     2,700   Engineered Support Systems.........       98,982
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH (B) (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             MEDICAL & RELATED (9.7%)
     3,700   *Advanced Neuromodulation
              Systems...........................  $   129,914
     3,100   *Dianon Systems....................      147,901
     4,100   *Odyssey Healthcare................      142,510
     7,300   *Patterson Dental Co. .............      319,302
     7,600   *Pediatrix Medical Group Inc. .....      304,456
     8,600   *Province Healthcare...............       83,678
     2,800   *Resmed Inc. ......................       85,596
                                                  -----------
                                                    1,213,357
                                                  -----------
             OIL, ENERGY & NATURAL GAS (4.5%)
     8,800   *Patterson-UTI Energy Inc. ........      265,496
     3,700   *Stone Energy Corp. ...............      123,432
     7,900   *Tetra Technologies Inc. ..........      168,823
                                                  -----------
                                                      557,751
                                                  -----------
             REAL ESTATE & LEASING (2.7%)
     5,300   *Jones Lang Lasalle Inc. ..........       81,514
     4,700   Mills Corp. .......................      137,898
    10,600   Ventas Inc. .......................      121,370
                                                  -----------
                                                      340,782
                                                  -----------
             RESTAURANTS (2.6%)
     4,800   *Panera Bread Company CL A.........      167,088
     9,400   Ruby Tuesday Inc. .................      162,526
                                                  -----------
                                                      329,614
                                                  -----------
             RETAIL (6.9%)
    14,200   *Chico's FAS Inc. .................      268,522
    17,500   *Copart Inc. ......................      207,200
     6,300   *Electronics Boutique Holding......       99,603
     4,400   *Gart Sports Co. ..................       85,140
     8,500   *Petco Animal Supplies.............      199,231
                                                  -----------
                                                      859,696
                                                  -----------

             SCIENTIFIC & TECHNICAL INSTRUMENTS (2.2%)
     4,400   *Esco Technologies Inc. ...........  $   162,800
     3,600   *Fisher Scientific Intl............      108,288
                                                  -----------
                                                      271,088
                                                  -----------
             TELECOMMUNICATIONS & RELATED (0.6%)
    10,800   *Foundry Networks..................       76,032
                                                  -----------
             TRANSPORTATION (0.9%)
     9,200   *Atlantic Coast Airline Holdings...      110,676
                                                  -----------
             TOTAL U.S. COMMON STOCKS (95.7%)...  $11,940,386
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             CANADA (2.2%)
             CONSUMER PRODUCTS (1.1%)
    15,400   *Moore Corp. ......................  $   140,140
             FOOD & RELATED (1.1%)
     7,700   *Cott Corp. .......................      137,214
                                                  -----------
                                                      277,354
                                                  -----------
             VIRGIN ISLANDS (0.8%)
             TRANSPORTATION (0.8%)
     3,500   UTI Worldwide Inc. ................       91,875
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (3.0%)............................  $   369,229
                                                  -----------
             TOTAL COMMON STOCKS (98.7%)........  $12,309,615
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.2%)
$  279,000   US Bank 1.050% 01/02/03 Repurchase
              price $279,019 Collateralized by
              Freddie Mac Mortgage Backed Pool
              #G11298 Fair Value: $284,586 Face
              Value: $289,508 Due: 08/01/17
              Interest: 5.00%...................  $   279,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (2.2%)............................  $   279,000
                                                  -----------
             TOTAL HOLDINGS (100.9%) (COST
              $12,934,197) (a)..................  $12,588,615
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.9%)...............     (109,327)
                                                  -----------
             NET ASSETS (100.0%)................  $12,479,288
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $7,794.
(b)  Prior to 11/1/02 the Portfolio was known as Core Growth
     Portfolio.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $12,934,197)......................  $ 12,588,615
  Cash......................................         1,083
  Receivable for securities sold............        83,110
  Receivable for fund shares sold...........         8,382
  Dividends & accrued interest receivable...         4,588
                                              ------------
    Total assets............................    12,685,778
                                              ------------
Liabilities:
  Payable for securities purchased..........       173,857
  Payable for fund shares redeemed..........            35
  Payable for investment management services
    (note 3)................................        10,260
  Accrued professional fees.................         7,579
  Accrued custody fees......................         2,278
  Accrued accounting and transfer agent
    fees....................................         4,024
  Accrued printing and proxy fees...........         2,533
  Other accrued expenses....................         5,924
                                              ------------
    Total liabilities.......................       206,490
                                              ------------
Net assets..................................  $ 12,479,288
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  2,473,172
  Paid-in capital in excess of par value....    34,154,813
  Accumulated net realized loss on
    investments.............................   (23,803,115)
  Net unrealized depreciation on
    investments.............................      (345,582)
                                              ------------
Net assets..................................  $ 12,479,288
                                              ============
Shares outstanding..........................     2,473,172
Net asset value per share...................  $       5.05
                                              ============

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest...................................  $    11,611
  Dividends (net withholding tax $41)........       30,069
  Other Income...............................       19,773
                                               -----------
    Total investment income..................       61,453
                                               -----------
Expenses:
  Management fees (note 3)...................      143,290
  Custodian fees.............................        5,100
  Directors' fees............................        1,200
  Professional fees..........................        8,250
  Accounting and transfer agent fees.........       18,700
  Printing and proxy fees....................        5,175
  Filing fees................................          309
  Other......................................           89
                                               -----------
    Total expenses...........................      182,113
                                               -----------
    Net investment loss......................     (120,660)
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........   (3,502,765)
  Change in unrealized appreciation
    (depreciation) on investments............   (1,801,841)
                                               -----------
      Net loss on investments................   (5,304,606)
                                               -----------
      Net decrease in net assets from
         operations..........................  $(5,425,266)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEARS ENDED DECEMBER 31,
                                                              ----------------------------
                                                                 2002             2001
                                                              -----------     ------------
From operations:
  Net investment loss.......................................  $  (120,660)    $   (199,166)
  Realized loss on investments..............................   (3,502,765)     (20,211,101)
  Change in unrealized appreciation (depreciation) on
    investments.............................................   (1,801,841)       6,585,075
                                                              -----------     ------------
      Net decrease in net assets from operations............   (5,425,266)     (13,825,192)
                                                              -----------     ------------
Dividends and distributions to shareholders:
  Capital gains distributions...............................            0         (110,159)
  Return of capital.........................................            0          (83,837)
                                                              -----------     ------------
    Total dividends and distributions.......................            0         (193,996)
                                                              -----------     ------------
From capital share transactions (note 4):
  Received from shares sold.................................    2,876,099        6,026,624
  Received from dividends reinvested........................            0          193,996
  Paid for shares redeemed..................................   (3,863,818)      (9,716,337)
                                                              -----------     ------------
    Decrease in net assets derived from capital share
     transactions...........................................     (987,719)      (3,495,717)
                                                              -----------     ------------
  Decrease in net assets....................................   (6,412,985)     (17,514,905)
Net Assets:
  Beginning of year.........................................   18,892,273       36,407,178
                                                              -----------     ------------
  End of year...............................................  $12,479,288     $ 18,892,273
                                                              ===========     ============

 FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               2002        2001       2000       1999       1998
                                                              -------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................  $  7.12     $11.90     $16.98     $10.54     $ 9.68
Income (loss) from investment operations:
  Net investment loss.......................................    (0.05)     (0.08)     (0.14)     (0.10)     (0.06)
  Net realized & unrealized gain (loss)
    on investments..........................................    (2.02)     (4.63)     (2.51)     11.05       0.92
                                                              -------     ------     ------     ------     ------
    Total income (loss) from investment operations..........    (2.07)     (4.71)     (2.65)     10.95       0.86
                                                              -------     ------     ------     ------     ------
  Less distributions:
    Distributions from net realized capital gains...........     0.00      (0.04)     (2.43)     (4.51)      0.00
    Return of capital.......................................     0.00      (0.03)      0.00       0.00       0.00
                                                              -------     ------     ------     ------     ------
    Total distributions.....................................     0.00      (0.07)     (2.43)     (4.51)      0.00
                                                              -------     ------     ------     ------     ------
Net asset value, end of year................................  $  5.05     $ 7.12     $11.90     $16.98     $10.54
                                                              =======     ======     ======     ======     ======
Total return................................................   (29.07)%   (39.50)%   (16.87)%   104.95%      8.82%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $  12.5     $ 18.9     $ 36.4     $ 31.5     $ 11.8
Ratios to average net assets:
  Expenses..................................................     1.21%      1.18%      1.09%      1.06%      1.13%
  Net investment loss.......................................    (0.80)%    (0.88)%    (0.75)%    (0.75)%    (0.62)%
Portfolio turnover rate.....................................      285%       208%       146%       264%       134%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

 OBJECTIVE

The Growth & Income Portfolio's investment objective is long-term total return.

 PERFORMANCE AS OF DECEMBER 31, 2002

TOTAL RETURN:

One-year                                    -25.60%
Five-year                                     0.62%
Since inception (1/3/97)                      5.88%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the year ended December 31, 2002, the Ohio National Growth & Income Portfolio returned (25.60)% versus the Russell Midcap Growth Index return of (27.63)%. Investors in mid-cap stocks can take some solace from the fact that, as measured by Russell Growth Indices, they outperformed both large-cap and small-cap growth investors.

While we cannot get excited about declining some 26% in the year, we are encouraged by beating the Index, and moreover by finishing the year in the second quartile of Morningstar's universe of mid-cap growth funds. This is the fourth consecutive year of second quartile performance in that universe. We think this confirms that our strategy of identifying good quality mid-cap companies that possess attractive growth/valuation characteristics is producing consistent results for our investors.

As we closed the summer, we began to increase our technology exposure, sensing that earnings expectations were at a bottom, and valuations were attractive should we see any up tick in technology spending. This proved a productive strategy as we experienced a sharp equity rally in October and November, led by tech stocks coming off the bottom. Positions like Symbol Technologies, Inc., Mercury Interactive Corporation and Network Associates, Inc. contributed significant positive returns. Wireless service provider Nextel Communications also produced solid returns. We like the way Nextel has been able to differentiate its services, helping to keep subscription fees and margins higher than competitors.

Beyond technology, we had approximately 18% of the Portfolio invested in "consumer" related companies (as categorized by Russell). This was a significant underweight to the benchmark, which contained nearly 28% consumer related stocks. Our positions were broadly diversified across various industries. Retailers Coach Inc. and Ross Stores Inc. both provided strong returns to the Portfolio in the quarter.

We have maintained exposure to several education companies, which we categorize as a "counter cyclical" investment idea. In a weak economy more adults are returning to school to enhance their skills. Apollo Group, Inc. provides education options specifically for working adults. Revenues are up over 30% and earnings are up over 50% in the last 12 months, as their enrollment continues to expand. Apollo spun out Apollo Group/University of Phoenix as a separate subsidiary. It represents the online education business, and is growing even faster than the traditional adult education business. While we own both stocks, the online franchise provided positive returns to the Portfolio in the fourth quarter, while Apollo Group declined slightly.

Health care is the other large component of the Russell Midcap Growth Index. We were slightly underweighted in health care compared to the benchmark. We believe that pricing power for many health care service providers may have peaked, which will put pressure on stocks in this group. We have reduced positions in companies like Manor Care and Caremark RX, which had produced solid gains for us throughout the year. We maintained positions in several late stage biotech companies like Cephalon and IDEC Pharmaceuticals, Inc. both of which have a number of drugs at or near profitability. In the recent quarter, Cephalon contributed positive gains before we sold the position. We maintain a position in IDEC Pharmaceuticals despite underperformance in the fourth quarter.

Market volatility shows no signs of abating. Reaction to small pieces of news and (non-news) tends to create significant intra-day volatility. We have always been aggressive traders around positions, and will continue to trade as the market presents us with opportunities. Despite the market volatility, our goal remains to produce reasonably consistent returns from a portfolio of mid-cap companies with attractive growth characteristics. Despite the uncertain political environment, we believe mid-cap companies present an attractive opportunity in the coming year.

We appreciate your interest and look forward to better equity markets in 2003.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                                 GROWTH & INCOME PORTFOLIO
                                                              (COMMENCED OPERATIONS JANUARY 3,
                                                                           1997)                   RUSSELL MIDCAP GROWTH INDEX
                                                              --------------------------------     ---------------------------
1/3/97                                                                   $10000.00                          $10000.00
                                                                          11334.00                           11054.00
'97                                                                       13657.50                           12253.40
                                                                          14452.30                           13707.80
'98                                                                       14625.80                           14442.60
                                                                          17752.80                           16492.00
'99                                                                       23730.10                           21851.90
                                                                          23891.50                           24504.70
'00                                                                       21762.70                           19285.20
                                                                          21401.50                           16783.90
'01                                                                       18940.30                           15397.60
                                                                          15654.20                           12351.90
'02                                                                       14087.20                           11142.70

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

Russell MidCap Growth Index represents mid-capitalization stocks that have an above average growth rate.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Secure Computing Corp.                 2.7
 2.  Teva Pharmaceuticals Corp.             2.1
 3.  Tellabs, Inc.                          1.9
 4.  Verisign, Inc.                         1.8
 5.  Primus Telecomm Group, Inc.            1.8
 6.  Lincare Holdings, Inc.                 1.6
 7.  Expedia, Inc. Class A                  1.5
 8.  Coach, Inc                             1.5
 9.  Biogen, Inc.                           1.5
10.  Willis Group Holding, Ltd.             1.5

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Computer Software                      10.2
 2.  Medical & Related                       9.8
 3.  Telecommunications & Related            7.2
 4.  Oil, Energy & Natural Gas               6.9
 5.  Electronics/Semiconductors              5.5

---------------

* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             AEROSPACE (2.7%)
    13,500   *Alliant Techsystems Inc. .........  $   841,725
    16,500   Lockheed Martin Corp. .............      952,875
                                                  -----------
                                                    1,794,600
                                                  -----------
             BANKING (3.3%)
    30,000   Bank of Hawaii Corp. ..............      911,700
    13,500   Greenpoint Financial Corp. ........      609,930
    45,000   Sovereign Bancorp Inc. ............      632,250
                                                  -----------
                                                    2,153,880
                                                  -----------
             BROADCAST TV & RADIO (3.3%)
    15,000   *Entercom Communications Corp. ....      703,800
    30,000   *Hispanic Broadcasting Corp. ......      616,500
    22,000   *Westwood One Inc. ................      821,920
                                                  -----------
                                                    2,142,220
                                                  -----------
             BUSINESS SERVICES (2.4%)
    79,000   *RMH Teleservices..................      829,500
    13,500   *Zebra Technologies CL A...........      773,550
                                                  -----------
                                                    1,603,050
                                                  -----------
             CHEMICALS (0.7%)
    38,800   Lyondell Chemical Co. .............      490,432
                                                  -----------
             COMPUTER & RELATED (3.7%)
   120,000   *Auspex Systems Inc. ..............       44,400
    35,000   *Intergraph Corp. .................      621,600
     8,500   *Lexmark Intl Group Inc.-CL A......      514,250
    35,000   *Storage Technology Corp. .........      749,700
    62,000   Symbol Technologies Inc. ..........      509,640
                                                  -----------
                                                    2,439,590
                                                  -----------
             COMPUTER SOFTWARE (10.2%)
    30,000   Adobe Systems Inc. ................      744,030
    53,000   Autodesk Inc. .....................      757,900
    60,000   Computer Associates................      810,000
    47,500   *Network Associates Inc. ..........      764,275
   280,000   *Secure Computing Corp. ...........    1,794,800
   150,000   *Verisign Inc. ....................    1,203,000
   343,000   *Viewpoint Corp. ..................      641,410
                                                  -----------
                                                    6,715,415
                                                  -----------
             CONSUMER PRODUCTS (2.6%)
    30,000   *Coach Inc. .......................      987,600
    15,000   *Weight Watchers Intl. Inc. .......      689,550
                                                  -----------
                                                    1,677,150
                                                  -----------
             CONTAINERS & PACKAGING (1.1%)
    14,000   Ball Corp. ........................      716,660
                                                  -----------
             DRUGS/BIOTECHNOLOGY (5.1%)
    45,000   *Andrx Group.......................      660,150
    12,000   *Barr Laboratories Inc. ...........      781,080
    24,500   *Biogen Inc. ......................      981,470
    27,300   *Idec Pharmaceuticals Corp. .......      905,541
                                                  -----------
                                                    3,328,241
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             EDUCATION (1.2%)
    21,000   *University of Phoenix Online......  $   752,640
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (4.2%)
    89,000   *Advanced Micro Devices............      574,940
    50,000   *Intersil Corp. ...................      697,000
    14,000   *L-3 Communication Holdings........      628,740
    35,000   Microchip Technology Inc. .........      855,750
                                                  -----------
                                                    2,756,430
                                                  -----------
             ENTERTAINMENT & LEISURE (2.9%)
    15,000   *Expedia Inc. -- CL A..............    1,003,953
    11,500   *International Game Technology.....      873,080
                                                  -----------
                                                    1,877,033
                                                  -----------
             FOOD & RELATED (1.2%)
    15,000   *Whole Foods Market Inc. ..........      790,950
                                                  -----------
             HOTEL, LODGING & CASINOS (0.9%)
    10,500   *Hotels.Com -- CL A................      573,615
                                                  -----------
             MEDICAL & RELATED (9.8%)
    21,000   *Accredo Health Inc. ..............      740,250
    23,700   *Coventry Health Care Inc. ........      688,011
    33,500   *Lincare Holdings Inc. ............    1,059,270
    30,500   *Steris Corp. .....................      739,625
    30,000   *Triad Hospitals Inc. .............      894,900
    17,000   *Universal Health Services.........      766,700
    13,250   *Varian Medical Systems Inc. ......      657,200
    21,500   *Zimmer Holdings Inc. .............      892,680
                                                  -----------
                                                    6,438,636
                                                  -----------
             OIL, ENERGY & NATURAL GAS (6.9%)
    15,000   Apache Corp. ......................      854,850
    22,500   *BJ Services.......................      726,975
    36,000   Halliburton Co. ...................      673,560
    10,500   Oil Service Holders Trust..........      601,650
    33,000   *Pioneer Natural Resources.........      833,250
    20,000   *Weatherford Intl. Ltd. ...........      798,600
                                                  -----------
                                                    4,488,885
                                                  -----------
             RETAIL (4.8%)
    23,500   Family Dollar Stores...............      733,435
    22,500   *Michaels Stores...................      704,250
    42,000   Pier 1 Imports.....................      795,060
    22,000   Ross Stores Inc. ..................      932,580
                                                  -----------
                                                    3,165,325
                                                  -----------
             TELECOMMUNICATIONS & RELATED (6.2%)
   275,000   *ADC Telecommunications Inc. ......      574,750
    50,000   *Comverse Technology...............      501,000
    50,000   *Nextel Communications Inc.-CL A...      577,500
   575,000   *Primus Telecomm Group Inc. .......    1,150,000
   170,000   *Tellabs Inc. .....................    1,235,900
                                                  -----------
                                                    4,039,150
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             TRANSPORTATION (2.0%)
    28,250   *Jetblue Airways...................  $   762,750
    40,000   Southwest Airlines Co. ............      556,000
                                                  -----------
                                                    1,318,750
                                                  -----------
             UTILITIES (2.0%)
   200,000   *Calpine Corp. ....................      652,000
    15,800   Consolidated Edison Inc. ..........      676,556
                                                  -----------
                                                    1,328,556
                                                  -----------
             TOTAL U.S. COMMON STOCKS (77.2%)...  $50,591,208
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (3.0%)
             ELECTRONICS/SEMICONDUCTORS (0.8%)
    27,500   *Marvell Technology Group..........  $   518,650
                                                  -----------
             INSURANCE (2.2%)
    15,500   Everest Re Group Ltd. .............      857,150
    14,500   Renaissance Re Holdings Ltd. ......      574,200
                                                  -----------
                                                    1,431,350
                                                  -----------
             TOTAL BERMUDA......................    1,950,000
                                                  -----------
             CANADA (1.0%)
             DRUGS/BIOTECHNOLOGY (1.0%)
    25,500   *Biovail Corp. ....................      673,455
                                                  -----------
             CAYMAN ISLANDS (1.1%)
             TELECOMMUNICATIONS & RELATED (1.1%)
    25,000   *Garmin Ltd. ......................      732,500
                                                  -----------
             ISRAEL (2.1%)
             DRUGS/BIOTECHNOLOGY (2.1%)
    36,000   Teva Pharmaceuticals Corp. ADR.....    1,389,960
                                                  -----------
             UNITED KINGDOM (1.5%)
             INSURANCE (1.5%)
    33,500   *Willis Group Holding Ltd. ........      960,445
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (8.7%)............................  $ 5,706,360
                                                  -----------
             TOTAL COMMON STOCKS (85.9%)........  $56,297,568
                                                  -----------

                                                     FAIR
  SHARES            UNIT INVESTMENT TRUST            VALUE
-------------------------------------------------------------
     8,250   Midcap S&P Depository Receipts.....  $   648,862
                                                  -----------
             Series 1
             TOTAL UNIT INVESTMENT TRUST
              (1.0%)............................  $   648,862
                                                  -----------

   FACE                                              FAIR
  AMOUNT           CONVERTIBLE DEBENTURES            VALUE
-------------------------------------------------------------
             COMPUTER & RELATED (1.4%)
$1,000,000   CheckPoint Systems Inc. 5.250%
              11/01/05..........................  $   898,750
                                                  -----------
             CONSUMER PRODUCTS (0.2%)
   125,000   Gilead Sciences (144A) 2.000%
              12/15/07..........................      129,063
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (1.3%)
 1,000,000   LAM Research Corp. (144A) 4.000%
              06/01/06..........................      875,000
                                                  -----------
             TELECOMMUNICATIONS & RELATED (1.0%)
   750,000   Nextel Communications Inc. 4.750%
              07/01/07..........................      629,063
                                                  -----------
             UTILITIES (1.5%)
 1,988,000   Calpine Corp. 4.000% 12/26/06......      989,030
 1,000,000   Mirant Corp. 5.750% 07/15/07.......      422,500
                                                  -----------
                                                    1,411,530
                                                  -----------
             TOTAL CONVERTIBLE DEBENTURES
              6.0%).............................  $ 3,943,406
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
              FINANCIAL SERVICES (7.1%)
$ 4,639,000   US Bank 1.050% 01/02/03 Repurchase
               price $4,639,318 Collateralized
               by Freddie Mac Mortgage Back Pool
               #G11298 Fair Value: $4,731,883
               Face Value: $4,813,722 Due:
               08/01/17 Interest: 5.00%.........  $ 4,639,000
                                                  -----------
              TOTAL REPURCHASE AGREEMENTS
               (7.1%)...........................  $ 4,639,000
                                                  -----------
              TOTAL HOLDINGS (100.0%) (COST
               $63,993,398) (a).................  $65,528,836
                                                  -----------
              LIABILITIES, NET OF CASH &
               RECEIVABLES (-0.0%)..............       (1,694)
                                                  -----------
              NET ASSETS (100.0%)...............  $65,527,142
                                                  ===========

---------------

     *  Non-income producing securities.
   (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,166,307.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $1,004,063 or 1.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
   ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $63,993,398).....................  $ 65,528,836
  Cash.....................................           517
  Receivable for securities sold...........       221,496
  Receivable for fund shares sold..........        99,355
  Dividends & accrued interest
    receivable.............................        68,392
                                             ------------
    Total assets...........................    65,918,596
                                             ------------
Liabilities:
  Payable for securities purchased.........       305,164
  Payable for fund shares redeemed.........        16,652
  Payable for investment management
    services (note 3)......................        48,446
  Accrued professional fees................         6,912
  Accrued accounting and transfer agent
    fees...................................         6,700
  Accrued printing and proxy fees..........         4,414
  Other accrued expenses...................         3,166
                                             ------------
    Total liabilities......................       391,454
                                             ------------
Net assets.................................  $ 65,527,142
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $  6,873,451
  Paid-in capital in excess of par value...   100,848,060
  Accumulated net realized loss on
    investments............................   (44,011,989)
  Net unrealized appreciation on
    investments............................     1,535,438
  Undistributed net investment income......       282,182
                                             ------------
Net assets.................................  $ 65,527,142
                                             ============
Shares outstanding.........................     6,873,451
Net asset value per share..................  $       9.53
                                             ============

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest..................................  $    526,045
  Dividends (net of withholding tax of
    $493)...................................       332,100
  Other Income..............................        20,369
                                              ------------
    Total investment income.................       878,514
                                              ------------
Expenses:
  Management fees (note 3)..................       685,001
  Custodian fees............................        15,684
  Directors' fees...........................         5,200
  Professional fees.........................        10,100
  Accounting and transfer agent fees........        90,500
  Printing and proxy fees...................        15,499
  Filing fees...............................         1,237
  Other.....................................           478
                                              ------------
    Total expenses..........................       823,699
                                              ------------
    Net investment income...................        54,815
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments..........   (21,631,672)
  Change in unrealized appreciation
    (depreciation) on investments...........    (4,107,532)
                                              ------------
      Net loss on investments...............   (25,739,204)
                                              ------------
      Net decrease in net assets from
         operations.........................  $(25,684,389)
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                                  2002             2001
                                                              ------------     ------------
From operations:
  Net investment income.....................................  $     54,815     $  1,297,569
  Realized loss on investments..............................   (21,631,672)     (18,829,796)
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (4,107,532)       2,001,312
                                                              ------------     ------------
      Net decrease in net assets from operations............   (25,684,389)     (15,530,915)
                                                              ------------     ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................             0       (1,190,022)
  Capital gains distributions...............................             0         (273,778)
                                                              ------------     ------------
    Total dividends and distributions.......................             0       (1,463,800)
                                                              ------------     ------------
From capital share transactions (note 4):
  Received from shares sold.................................     5,702,650       11,692,438
  Received from dividends reinvested........................             0        1,463,800
  Paid for shares redeemed..................................   (16,545,163)     (11,518,676)
                                                              ------------     ------------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................   (10,842,513)       1,637,562
                                                              ------------     ------------
  Decrease in net assets....................................   (36,526,902)     (15,357,153)
Net Assets:
  Beginning of year.........................................   102,054,044      117,411,197
                                                              ------------     ------------
  End of year (a)...........................................  $ 65,527,142     $102,054,044
                                                              ============     ============
  (a) Includes undistributed net investment income of.......  $    282,182     $    233,828
                                                              ============     ============

 FINANCIAL HIGHLIGHTS

                                                                            YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                               2002        2001         2000       1999       1998
                                                              ------     ---------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................  $12.81     $   14.92     $18.78     $13.63     $12.85
Income (loss) from investment operations:
  Net investment income.....................................    0.01          0.18(a)    0.00       0.02       0.14
  Net realized & unrealized gain (loss) on investments......   (3.29)        (2.11)(a)  (1.49)      8.33       0.77
                                                              ------     ---------     ------     ------     ------
    Total income (loss) from investment operations..........   (3.28)        (1.93)     (1.49)      8.35       0.91
                                                              ------     ---------     ------     ------     ------
  Less distributions:
    Dividends from net investment income....................    0.00         (0.17)      0.00      (0.02)     (0.13)
    Distributions from net realized capital gains...........    0.00         (0.01)     (1.81)     (3.17)      0.00
    Distributions in excess of capital gains................    0.00          0.00      (0.53)      0.00       0.00
    Return of capital.......................................    0.00          0.00      (0.03)     (0.01)      0.00
                                                              ------     ---------     ------     ------     ------
      Total distributions...................................    0.00         (0.18)     (2.37)     (3.20)     (0.13)
                                                              ------     ---------     ------     ------     ------
Net asset value, end of year................................  $ 9.53     $   12.81     $14.92     $18.78     $13.63
                                                              ======     =========     ======     ======     ======
Total return................................................  (25.60)%      (12.84)%    (8.29)%    62.25%      7.09%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $ 65.5     $   102.1     $117.4     $113.0     $ 51.4
  Ratios to average net assets:
    Expenses................................................    1.02%         1.00%      0.98%      0.95%      0.97%
    Net investment income...................................    0.07%         1.20%(a)   0.00%      0.15%      1.09%
Portfolio turnover rate.....................................     385%          407%       537%       417%       286%
(a) Without the adoption of the change in amortization method as discussed in Note 1 in the Notes to the Financial
    Statements, these amounts would have been:
      Net investment income.................................  $ 0.13
      Net realized and unrealized gain (loss) on
         investments........................................  $(2.06)
      Net investment income ratio...........................    0.80%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 OBJECTIVE

The S&P 500 Index Portfolio seeks total return approximating that of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                   -22.63%
Five-year                                   -0.21%
Since inception (1/3/97)                     4.52%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the year ended December 31, 2002, the Ohio National S&P 500 Index returned (22.63)% versus the S&P 500 Index return of (22.09)%. The Portfolio's correlation with the S&P 500 Index was 99.85%. The high correlation between the Portfolio and the Index is due to the use of S&P 500 Index futures and investment guidelines that limit the Portfolio's discretion relative to the S&P 500 Index. The Portfolio underwent major changes on 4/1/02 in order to improve relative performance. The Portfolio used to hold upwards of 50% in S&P 500 Futures contracts as a proxy for the 500 stocks in the Index. While this strategy works to some extent, futures contracts have pulled down returns relative to the Index. The Portfolio sold off a majority of the contracts, which now make up less than 20% of the Portfolio. The cash raised from the sale of the contracts was reinvested in the individual stocks in the Index, increasing the exposure from 175 names to 331. We will continue to employ this strategy to better replicate the Index.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                            S&P 500 INDEX PORTFOLIO (COMMENCED
                                                               OPERATIONS JANUARY 3, 1997)                S&P 500 INDEX
                                                            ----------------------------------            -------------
1/97                                                                     $  10000                           $  10000
                                                                            12058                              12060
'97                                                                       13174.6                              13336
                                                                          15524.9                            15697.7
'98                                                                       17127.1                            17146.7
                                                                          19247.4                            19269.4
'99                                                                       21516.7                            20755.1
                                                                          21628.6                            20665.8
'00                                                                       19441.9                            18863.8
                                                                            17976                            17599.9
'01                                                                       16848.9                            16623.1
                                                                          14522.1                            14437.2
'02                                                                       13036.5                            12951.6

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broadest domestic economy.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Microsoft Corp.                        2.9
 2.  General Electric Co.                   2.5
 3.  Exxon Mobil Corp.                      2.4
 4.  Wal-Mart Stores, Inc.                  2.3
 5.  Pfizer, Inc.                           2.0
 6.  Citigroup, Inc.                        1.9
 7.  Johnson & Johnson Co.                  1.7
 8.  American Int'l Group, Inc.             1.6
 9.  Int'l Business Machines                1.4
10.  Merck & Co. Inc.                       1.3

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Banking                                9.2
 2.  Drugs/Biotechnology                    8.1
 3.  Retail                                 6.1
 4.  Consumer Products                      5.3
 5.  Oil, Energy & Natural Gas              4.9

---------------

* Composition of portfolio subject to change.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             ADVERTISING (0.2%)
     5,200   Interpublic GRP Cos. Inc. ........  $     73,216
     2,500   Omnicom Group.....................       161,500
                                                 ------------
                                                      234,716
                                                 ------------
             AEROSPACE (1.7%)
    19,000   Boeing Co. .......................       626,810
     3,100   General Dynamics Corp. ...........       246,047
    17,700   Honeywell International Inc. .....       424,800
     6,100   Lockheed Martin Corp. ............       352,275
     1,500   Northrop Grumman Corp. ...........       145,500
     5,300   Raytheon Co. .....................       162,975
     6,500   United Technologies Corp. ........       402,610
                                                 ------------
                                                    2,361,017
                                                 ------------
             AUTOMOTIVE & RELATED (0.7%)
     7,700   Delphi Automotive Systems.........        61,985
    25,487   Ford Motor Co. ...................       237,029
     7,400   General Motors Corp. .............       272,764
     2,300   Genuine Parts Co. ................        70,840
     4,200   Harley Davidson...................       194,040
     1,200   Johnson Controls..................        96,204
                                                 ------------
                                                      932,862
                                                 ------------
             BANKING (9.2%)
     5,000   Amsouth Bancorp...................        96,000
     6,300   BB&T Corporation..................       233,037
    25,000   Banc One Corp. ...................       913,750
    21,600   Bank of America Corp. ............     1,502,712
    10,100   Bank of New York..................       241,996
     2,900   Capital One Financial Corp. ......        86,188
    72,669   Citigroup Inc. ...................     2,557,222
     2,400   Comerica Inc. ....................       103,776
    13,650   Fifth Third Bancorp...............       799,207
    22,700   Fleet Boston Financial Corp. .....       551,610
     2,100   Golden West Financial.............       150,801
    37,000   JP Morgan Chase & Co. ............       888,000
     5,800   KeyCorp...........................       145,812
    17,550   MBNA Corporation..................       333,801
     8,300   National City Corp. ..............       226,756
     3,000   Northern Trust....................       105,150
     3,900   PNC Financial Services Grp........       163,410
     3,000   Regions Financial Corp. ..........       100,080
     4,700   Southtrust Corp. .................       116,795
     4,400   State Street Corp. ...............       171,600
     3,900   Sun Trust Banks, Inc. ............       221,988
     4,000   Synovus Financial Corp. ..........        77,600
    26,190   US Bancorp........................       555,752
    23,000   Wachovia Corp. ...................       838,120
    14,250   Washington Mutual Inc. ...........       492,052
    23,300   Wells Fargo & Co. ................     1,092,071
                                                 ------------
                                                   12,765,286
                                                 ------------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             BROADCAST RADIO & TV (0.8%)
     8,200   *Clear Channel Communications.....  $    305,778
    30,902   *Comcast Corp. CL A Special.......       728,360
     2,800   *Univision Communications Inc. ...        68,600
                                                 ------------
                                                    1,102,738
                                                 ------------
             BUSINESS SERVICES (1.0%)
     8,500   Automatic Data Processing Inc. ...       333,625
    13,500   *Cendant Corporation..............       141,480
     2,300   Cintas Group......................       105,225
     1,000   Ecolab Inc. ......................        49,500
    10,400   First Data........................       368,264
     2,600   *Fiserv, Inc. ....................        88,270
     5,100   Paychex Inc.......................       142,290
     3,300   Pitney Bowes Inc. ................       107,778
     9,900   *Xerox Corp. .....................        79,695
                                                 ------------
                                                    1,416,127
                                                 ------------
             CHEMICALS (1.2%)
     3,100   Air Products & Chemicals Inc. ....       132,525
    18,000   Dow Chemical Co. .................       534,600
    14,100   Dupont De Nemours & Co. ..........       597,840
     4,043   Monsanto Co. .....................        77,828
     2,300   PPG Industries....................       115,345
     2,200   Praxair Inc. .....................       127,094
     3,000   Rohm & Haas Co. ..................        97,440
                                                 ------------
                                                    1,682,672
                                                 ------------
             COMPUTER & RELATED (4.5%)
     4,800   *Apple Computer Inc. .............        68,784
   102,800   *Cisco Systems Inc. ..............     1,346,680
     2,300   *Computer Sciences................        79,235
    43,000   *Dell Computer Corp. .............     1,149,820
     7,000   Electronic Data Systems Corp. ....       129,010
    30,700   *EMC Corp. Massachusetts..........       188,498
    50,000   Hewlett-Packard Co. ..............       868,000
    24,300   Intl. Business Machines...........     1,883,250
     1,700   *Lexmark Intl. Group Inc. CL A....       102,850
     3,600   *Network Appliance Inc. ..........        36,000
    44,700   *Sun Microsystems Inc. ...........       139,017
     8,000   *Yahoo! Inc. .....................       130,800
                                                 ------------
                                                    6,121,944
                                                 ------------
             COMPUTER SOFTWARE (4.1%)
     3,200   Adobe Systems Inc. ...............        79,363
     2,000   *Citrix Systems Inc. .............        24,640
    19,000   Computer Associates...............       256,500
     1,900   *Electronic Arts..................        94,563
     2,900   *Intuit Inc. .....................       136,068
    76,600   *Microsoft Corp. .................     3,960,220
    81,000   *Oracle Systems...................       874,800
     4,700   *PeopleSoft Inc. .................        86,010
     6,700   *Siebel Systems Inc. .............        50,116
     5,500   *Veritas Software Corp. ..........        85,910
                                                 ------------
                                                    5,648,190
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             CONSUMER PRODUCTS (5.3%)
     3,000   Avery Dennison Co. ...............  $    183,240
     3,200   Avon Products Inc. ...............       172,384
     3,200   Clorox............................       132,000
     7,500   Colgate Palmolive Co. ............       393,225
     4,000   Eastman Kodak Company.............       140,160
     2,000   Fortune Brands Inc. ..............        93,020
    14,500   Gillette Co. .....................       440,220
    43,100   Johnson & Johnson Co. ............     2,314,901
     6,300   Masco Co. ........................       132,615
     5,900   Mattel, Inc. .....................       112,985
     3,600   Newell Rubbermaid Inc. ...........       109,188
     3,700   Nike Class B......................       164,539
    29,800   Philip Morris Co. Inc. ...........     1,207,794
    20,000   Procter & Gamble Co. .............     1,718,800
                                                 ------------
                                                    7,315,071
                                                 ------------
             DRUGS/BIOTECHNOLOGY (8.1%)
    21,400   Abbott Labs.......................       856,000
     1,800   Allergan..........................       103,716
     1,400   AmerisourceBergen Corp. ..........        76,034
    23,506   *Amgen Inc. ......................     1,136,280
     2,000   *Biogen Inc. .....................        80,120
    26,600   Bristol-Meyer/Squibb..............       615,790
     2,600   *Chiron Corp. ....................        97,760
     2,400   *Forest Laboratories CL A.........       235,728
     2,900   *Genzyme Corp. ...................        85,753
     3,300   *King Pharmaceuticals Inc. .......        56,727
    15,400   Lilly Eli & Co. ..................       977,900
     3,400   *Medimmune Inc. ..................        92,378
    32,000   Merck & Co Inc. ..................     1,811,520
    88,750   Pfizer Inc. ......................     2,713,088
    23,700   Pharmacia Corp. ..................       990,660
    26,500   Schering-Plough Corp. ............       588,300
    18,100   Wyeth.............................       676,940
                                                 ------------
                                                   11,194,694
                                                 ------------
             ELECTRICAL EQUIPMENT (2.8%)
     9,000   Emerson Electric Co. .............       457,650
   140,400   General Electric Co. .............     3,418,740
                                                 ------------
                                                    3,876,390
                                                 ------------
             ELECTRONICS/SEMICONDUCTOR (2.6%)
    11,000   *Agilent Technologies Inc. .......       197,560
     5,300   *Altera Corp. ....................        65,349
     6,000   *Analog Devices...................       143,220
    32,200   *Applied Materials................       419,566
     3,600   *Broadcom Corp. ..................        54,216
    94,800   Intel Corp. ......................     1,476,036
     1,800   *Jabil Circuit Inc. ..............        32,256
     2,500   *KLA-Tencor Corp. ................        88,425
     4,300   Linear Technology Corp. ..........       110,596
     4,500   Maxim Integrated Products.........       148,680
     8,200   *Micron Technology Inc. ..........        79,868
     1,900   *Novellus Systems, Inc. ..........        53,352
     1,800   *Nvidia Corp. ....................        20,718

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTOR (CONTINUED)
    12,900   *Sanmina Corp. ...................  $     57,921
    10,000   *Solectron Corp. .................        35,500
     8,300   *Teradyne Inc. ...................       107,983
    23,900   Texas Instruments.................       358,739
     4,600   *Xilinx Inc. .....................        94,760
                                                 ------------
                                                    3,544,745
                                                 ------------
             ENTERTAINMENT & LEISURE (0.8%)
     8,000   Carnival Corporation..............       199,600
     1,600   *Harrahs Entertainment Inc. ......        63,360
     1,300   *International Game Technology....        98,696
    44,100   The Walt Disney Co. ..............       719,271
                                                 ------------
                                                    1,080,927
                                                 ------------
             FINANCIAL SERVICES (4.3%)
    24,300   American Express Co. .............       859,005
     6,900   *Concord EFS Inc. ................       108,606
     1,200   Countrywide Financial Corp. ......        61,980
     9,600   Federal Home Loan Mortgage
              Corp. ...........................       566,880
    13,700   Fannie Mae........................       881,321
     3,500   Franklin Resources Inc. ..........       119,280
     6,700   Goldman Sachs Group Inc. .........       456,270
     4,100   John Hancock Financial Services...       114,390
     2,500   H & R Block.......................       100,500
     6,300   Household International...........       175,203
     7,200   Lehman Brothers Holding Inc. .....       383,688
     6,400   Mellon Financial Corp. ...........       167,104
    11,500   Merrill Lynch & Co. ..............       436,425
    15,100   Morgan Stanley Dean Witter &
              Co. .............................       602,792
     5,000   Principal Financial Group.........       150,650
     8,100   Prudential Financial Group........       257,094
     2,100   SLM Corp. ........................       218,106
    18,800   The Charles Schwab Corp. .........       203,980
                                                 ------------
                                                    5,863,274
                                                 ------------
             FOOD & RELATED (4.3%)
    12,100   Anheuser-Busch Cos. Inc. .........       585,640
     9,450   Archer-Daniels-Midland Co. .......       117,180
    11,500   Campbell Soup Co. ................       269,905
    35,000   Coca-Cola Co. ....................     1,533,700
     6,100   Coca-Cola Enterprises.............       132,492
     7,400   Conagra Foods Inc. ...............       185,074
     2,144   *Del Monte Foods Co. .............        16,506
     5,000   General Mills.....................       234,750
     4,800   H J Heinz Co. ....................       157,776
     1,800   Hershey Foods.....................       121,392
     5,500   Kellogg Co. ......................       188,485
    27,000   *Kroger Co. ......................       417,150
     3,900   Pepsi Bottling....................       100,230
    24,000   PepsiCo Inc. .....................     1,013,280
    19,000   Sara Lee Corp. ...................       427,690
     9,100   Sysco Corp. ......................       271,089
     3,100   Wrigley Wm. Jr. Co. ..............       170,128
                                                 ------------
                                                    5,942,467
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             FORESTRY & PAPER PRODUCTS (0.7%)
     6,600   International Paper Company.......  $    230,802
     7,200   Kimberly-Clark....................       341,784
     8,000   Weyerhaeuser Co. .................       393,680
                                                 ------------
                                                      966,266
                                                 ------------
             HOTEL, LODGING & CASINOS (0.1%)
     3,300   Marriott International............       108,471
     2,700   Starwood Hotels & Resorts.........        64,098
                                                 ------------
                                                      172,569
                                                 ------------
             INSURANCE (3.7%)
     7,200   Aflac Corp. ......................       216,864
     9,800   Allstate Corp. ...................       362,502
    36,800   American Intl. Group Inc. ........     2,128,880
     3,700   AON Corporation...................        69,893
     2,300   Chubb Corp. ......................       120,060
     2,000   Cigna Corp. ......................        82,240
     2,200   Cincinnati Financial Corp. .......        82,610
     3,300   Hartford Financial Services.......       149,919
     2,000   Jefferson Pilot...................        76,220
     2,600   Lincoln National Corp. ...........        82,108
     2,600   Loews Corporation.................       115,596
     2,000   MBIA Inc. ........................        87,720
     1,400   MGIC Investment...................        57,820
     7,400   Marsh & McLennan Co. .............       341,954
     9,900   Metlife Inc. .....................       267,696
     3,000   Progressive Corp. ................       148,890
     2,800   St. Paul Companies................        95,340
     6,450   *Travelers Property Casualty CL
              B................................        94,492
     4,300   UnitedHealth Group Inc. ..........       359,050
     1,900   *Wellpoint Health Networks........       135,204
                                                 ------------
                                                    5,075,058
                                                 ------------
             MACHINERY (0.2%)
     4,700   Caterpillar Inc. .................       214,884
       500   Deere & Co. ......................        22,925
                                                 ------------
                                                      237,809
                                                 ------------
             MANUFACTURING (1.2%)
     5,400   3M Company........................       665,820
     2,000   Danaher Corp. ....................       131,400
     2,700   Dover Co. ........................        78,732
     4,200   Illinois Tool Works...............       272,412
     7,500   Parker-Hannifin Corp. ............       345,975
     1,900   Textron Inc. .....................        81,681
     1,200   *Waters Corp. ....................        26,136
                                                 ------------
                                                    1,602,156
                                                 ------------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             MEDIA & PUBLISHING (1.9%)
    61,000   *AOL Time Warner Inc. ............  $    799,100
     3,600   Gannett Co. Inc. .................       258,480
     1,200   Knight Ridder Inc. ...............        75,900
     2,600   McGraw Hill Cos. Inc. ............       157,144
     2,000   New York Times Class A............        91,460
     4,100   Tribune Co. ......................       186,386
    24,400   *Viacom Inc. CL B.................       994,544
                                                 ------------
                                                    2,563,014
                                                 ------------
             MEDICAL & RELATED (2.3%)
     8,100   Baxter International Inc. ........       226,800
     3,500   Becton Dickinson Co. .............       107,415
     3,700   Biomet, Inc. .....................       106,042
    12,900   *Boston Scientific Corp. .........       548,508
     6,200   Cardinal Health Inc. .............       366,978
     4,100   *Guidant Corp. ...................       126,485
     7,100   HCA The Healthcare Company........       294,650
     4,000   *Healthsouth Corporation..........        16,800
     3,000   IMS Health Inc. ..................        48,000
     3,900   McKesson HBOC Inc. ...............       105,417
    16,600   Medtronic Inc. ...................       756,960
     1,300   *Quest Diagnostics Inc. ..........        73,970
     2,700   Stryker Corp. ....................       181,224
     6,750   *Tenet Healthcare Corp. ..........       110,700
       870   *Zimmer Holdings Inc. ............        36,122
                                                 ------------
                                                    3,106,071
                                                 ------------
             METALS & MINING (0.3%)
    11,600   Alcoa Inc. .......................       264,248
     5,300   Newmont Mining Corp. .............       153,859
                                                 ------------
                                                      418,107
                                                 ------------
             OIL, ENERGY & NATURAL GAS (4.9%)
     3,400   Anadarko Petroleum Corp. .........       162,860
     1,820   Apache Corp. .....................       103,722
     4,600   Baker Hughes Inc. ................       148,074
     2,700   Burlington Resources Inc. ........       115,155
    14,700   ChevronTexaco Corp. ..............       977,256
     9,222   ConocoPhillips....................       446,253
     2,100   Devon Energy Corp. ...............        96,390
     4,800   *Dynegy Inc. .....................         5,664
    95,200   Exxon Mobil Corp. ................     3,326,288
     5,900   Halliburton Co. ..................       110,389
     1,000   Kerr McGee Co. ...................        44,300
    21,500   Marathon Oil Corp. ...............       457,735
     5,000   Occidental Petroleum..............       142,250
    10,000   Schlumberger Ltd. ................       420,900
     4,300   Transocean Sedco Forex Inc. ......        99,760
     3,300   Unocal Corp. .....................       100,914
     9,000   Williams Cos......................        24,300
                                                 ------------
                                                    6,782,210
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             RESTAURANTS (0.4%)
    17,700   McDonalds Corp. ..................  $    284,616
     5,200   *Starbucks Corp. .................       105,976
     4,000   *Yum! Brands Inc. ................        96,880
                                                 ------------
                                                      487,472
                                                 ------------
             REAL ESTATE & LEASING (0.2%)
     5,700   Equity Office Properties..........       142,386
     3,700   Equity Residential Properties.....        90,946
                                                 ------------
                                                      233,332
                                                 ------------
             RETAIL (6.1%)
     5,500   Albertson's Inc. .................       122,430
     1,400   *Autozone Inc. ...................        98,910
     3,900   *Bed Bath & Beyond Inc. ..........       134,667
     4,350   *Best Buy Co. Inc. ...............       105,053
     6,200   *Costco Wholesale Corp. ..........       173,972
     5,300   CVS Corp. ........................       132,341
     4,000   Dollar General Corp. .............        47,800
     3,900   *eBay Inc. .......................       264,498
     2,400   Family Dollar Stores..............        74,904
     2,600   *Federated Dept. Stores...........        74,776
    18,250   Gap Inc. .........................       283,240
    36,500   Home Depot Inc. ..................       874,540
     1,900   *Jones Apparel Group..............        67,336
     3,000   J C Penney Company, Inc. .........        69,030
     4,600   *Kohls Department Stores..........       257,370
     7,100   Limited Brands....................        98,903
    10,600   Lowes Companies...................       397,500
     4,000   May Dept. Stores..................        91,920
     4,000   *Office Depot.....................        59,040
     1,100   Radioshack Corp. .................        20,614
     6,900   *Safeway Inc. ....................       161,184
     4,400   Sears Roebuck & Co. ..............       105,380
     1,000   Sherwin Williams..................        28,250
     6,300   *Staples Inc. ....................       115,290
    24,200   Target Corp. .....................       726,000
     7,400   TJX Cos. Inc. ....................       144,448
    14,100   Walgreen Co. .....................       411,579
    62,900   Wal-Mart Stores Inc. .............     3,177,079
                                                 ------------
                                                    8,318,054
                                                 ------------
             TELECOMMUNICATIONS & RELATED (4.1%)
    17,500   *ADC Telecommunications Inc. .....        36,575
    13,850   American Telephone & Telegraph....       361,624
     4,200   Alltell Corp. ....................       214,200
    37,184   *AT&T Wireless Services...........       210,090
     3,501   *Avaya Inc. ......................         8,577
    25,800   Bell South Corp. .................       667,446
    13,000   *Corning Corp. ...................        43,030
    18,600   *JDS Uniphase Corp. ..............        45,942
    47,100   *Lucent Technologies Inc. ........        59,346
    30,600   Motorola Inc. ....................       264,690
    12,000   *Qualcom Inc. ....................       436,680
    22,000   *Qwest Communications Intl........       110,000
    50,900   SBC Communications Inc. ..........     1,379,899

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS & RELATED (CONTINUED)
     1,800   Scientific-Atlanta Inc. ..........  $     21,348
    12,200   Sprint Corporation................       176,656
    13,600   *Sprint PCS Group.................        59,568
     7,800   *Tellabs Inc. ....................        56,706
    37,400   Verizon Communication.............     1,449,250
                                                 ------------
                                                    5,601,627
                                                 ------------
             TRANSPORTATION (1.4%)
     5,200   Burlington Northern Santa Fe......       135,252
     2,900   CSX Corp. ........................        82,099
     4,500   Fedex Corp. ......................       243,990
    18,000   Norfolk Southern Corp. ...........       359,820
    10,500   Southwest Airlines Co. ...........       145,950
    15,500   United Parcel Service -- Cl B.....       977,740
                                                 ------------
                                                    1,944,851
                                                 ------------
             UTILITIES (2.2%)
     6,000   *AES Corp. .......................        18,120
     4,400   American Electric Power Co. ......       120,252
     4,100   Centerpoint Energy Inc. ..........        34,850
     2,900   Consolidated Edison, Inc. ........       124,178
     3,600   Dominion Resources................       197,640
    20,500   Duke Power........................       400,570
     2,200   DTE Energy Company................       102,080
    31,000   *Edison International.............       367,350
     7,000   El Paso Corporation...............        48,720
     3,000   Entergy Corp. ....................       136,770
     4,400   Exelon Corporation................       232,188
     4,000   First Energy Corp. ...............       131,880
     2,400   FPL Group Inc. ...................       144,312
     1,200   Kinder Morgan Inc. ...............        50,724
     5,300   *PG&E Corporation.................        73,670
     3,000   Progress Energy Inc. .............       130,050
     2,800   Public Service Enterprises........        89,880
     3,233   *Reliant Resources................        10,346
     9,500   Southern Company..................       269,705
     3,600   TXU Corporation...................        67,248
     3,400   Union Pacific Corp. ..............       203,558
     5,000   Xcel Energy Inc. .................        55,000
                                                 ------------
                                                    3,009,091
                                                 ------------
             WASTE SERVICES (0.1%)
     8,600   Waste Management Inc. ............       197,112
                                                 ------------
             TOTAL U.S. COMMON STOCKS
              (81.4%)..........................  $111,797,919
                                                 ------------

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (0.9%)
             ELECTRONICS/SEMICONDUCTOR (0.4%)
    30,000   Tyco International Ltd. ..........  $    512,400
                                                 ------------
             INSURANCE (0.2%)
     3,500   Ace Ltd. .........................       102,690
     1,800   XL Capital LTD Class A............       139,050
                                                 ------------
                                                      241,740
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             MANUFACTURING (0.3%)
     9,500   Ingersoll Rand Co. ...............  $    409,070
                                                 ------------
             TOTAL BERMUDA.....................     1,163,210
                                                 ------------
             TOTAL FOREIGN COMMON STOCKS
              (0.9%)...........................  $  1,163,210
                                                 ------------
             TOTAL COMMON STOCKS (82.3%).......  $112,961,129
                                                 ------------

                                                     FAIR
  SHARES             DEPOSITORY RECEIPT             VALUE
-------------------------------------------------------------
    12,400   S&P 500 Depositary Receipt........  $  1,094,052
                                                 ------------
             TOTAL DEPOSITORY RECEIPT (0.8%)...  $  1,094,052
                                                 ------------

   FACE                                              FAIR
  AMOUNT            SHORT-TERM NOTES (a)            VALUE
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (4.6%)
$3,119,000   Ford Motor Credit Company 1.250%
              01/02/03.........................  $  3,118,892
 3,196,000   GMAC 1.500% 01/06/03..............     3,195,334
                                                 ------------
                                                    6,314,226
                                                 ------------
             FINANCIAL SERVICES (3.7%)
 1,950,000   American Express Credit Corp.
              1.310% 01/03/03..................     1,949,860
 1,794,000   American General Finance Corp.
              1.310% 01/07/03..................     1,793,608
 1,311,000   General Electric Capital Corp.
              1.300% 01/10/03..................     1,310,571
                                                 ------------
                                                    5,054,039
                                                 ------------

   FACE                                              FAIR
  AMOUNT            SHORT-TERM NOTES (a)            VALUE
-------------------------------------------------------------
             INSURANCE (1.4%)
$2,003,000   Prudential Funding 1.230%
              01/09/03.........................  $  2,002,453
                                                 ------------
             RETAIL (2.8%)
 1,284,000   Sears Roebuck Acceptance Corp.
              1.400% 01/08/03..................     1,283,650
 2,547,000   Sears Roebuck Acceptance Corp.
              1.250% 01/13/03..................     2,545,939
                                                 ------------
                                                    3,829,589
                                                 ------------
             TOTAL SHORT-TERM NOTES (12.5%)....  $ 17,200,307
                                                 ------------
             TOTAL HOLDINGS (95.6%) (COST
              $173,833,629) (b)................  $131,255,488
                                                 ------------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (4.4%)...............     6,010,238
                                                 ------------
             NET ASSETS (100.0%)...............  $137,265,728
                                                 ============

                                                    UNREALIZED
CONTRACTS (c)                                      DEPRECIATION
---------------------------------------------------------------
        105     Futures Contracts Purchased S&P
                 500 Index Futures (March
                 2003/$894.15)...................  $    400,313

---------------

  *  Non-income producing securities.
(a)  The short-term notes are pledged as collateral for the S&P
     500 futures contracts.
(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,870,149.
(c) The futures contracts are hedged by commercial paper and cash on deposit with a combined fair value of $23,586,972.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $173,833,629)....................  $131,255,488
  Cash.....................................           475
  Deposits with brokers for margin
    requirements on futures................     6,386,665
  Receivable for fund shares sold..........        13,500
  Dividends & accrued interest
    receivable.............................       186,162
                                             ------------
    Total assets...........................   137,842,290
                                             ------------
Liabilities:
  Variation margin on futures..............       400,313
  Payable for fund shares redeemed.........        99,361
  Payable for investment management
    services (note 3)......................        45,967
  Accrued professional fees................           663
  Accrued accounting and transfer agent
    fees...................................        16,497
  Accrued printing and proxy fees..........         5,577
  Other accrued expenses...................         8,184
                                             ------------
    Total liabilities......................       576,562
                                             ------------
Net assets.................................  $137,265,728
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 15,061,375
  Paid-in capital in excess of par value...   199,475,345
  Accumulated net realized loss on
    investments............................   (34,314,448)
  Net unrealized depreciation on:
    Investments............................   (42,578,141)
    Futures contracts......................      (400,313)
  Undistributed net investment income......        21,910
                                             ------------
Net assets.................................  $137,265,728
                                             ============
Shares outstanding.........................    15,061,375
Net asset value per share..................  $       9.11
                                             ============

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest..................................  $    676,117
  Dividends (net of withholding tax of
    $6,565).................................     1,948,389
                                              ------------
    Total investment income.................     2,624,506
                                              ------------
Expenses:
  Management fees (note 3)..................       607,550
  Custodian fees............................        29,000
  Directors' fees...........................        10,000
  Professional fees.........................        13,000
  Accounting and transfer agent fees........       174,500
  Printing and proxy fees...................        27,873
  Filing fees...............................           600
  Other.....................................         6,683
                                              ------------
    Total expenses..........................       869,206
                                              ------------
    Net investment income...................     1,755,300
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on:
    Investments.............................    (6,658,674)
    Futures contracts.......................    (9,953,615)
  Change in unrealized appreciation
    (depreciation) on:
      Investments...........................   (28,400,126)
      Futures contracts.....................       605,662
                                              ------------
      Net loss on investments...............   (44,406,753)
                                              ------------
      Net decrease in net assets from
         operations.........................  $(42,651,453)
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                                  2002             2001
                                                              ------------     ------------
From operations:
  Net investment income.....................................  $  1,755,300     $  3,971,584
  Realized loss on investments and futures contracts........   (16,612,289)     (19,112,884)
  Change in unrealized appreciation (depreciation) on
    investments and futures contracts.......................   (27,794,464)     (13,437,354)
                                                              ------------     ------------
    Net decrease in net assets from operations..............   (42,651,453)     (28,578,654)
                                                              ------------     ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................    (1,764,835)      (3,940,139)
                                                              ------------     ------------
From capital share transactions (note 4):
  Received from shares sold.................................    22,064,124       29,107,238
  Received from dividends reinvested........................     1,764,835        3,940,139
  Paid for shares redeemed..................................   (29,117,482)     (22,779,575)
                                                              ------------     ------------
    Increase (decrease) in net assets derived from capital
     shares transactions....................................    (5,288,523)      10,267,802
                                                              ------------     ------------
  Decrease in net assets....................................   (49,704,811)     (22,250,991)
Net Assets:
  Beginning of year.........................................   186,970,539      209,221,530
                                                              ------------     ------------
  End of year (a)...........................................  $137,265,728     $186,970,539
                                                              ============     ============
(a) Includes undistributed net investment income of.........  $     21,910     $     31,445
                                                              ============     ============

 FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              ------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................  $11.91     $14.04     $16.17     $14.23     $11.73
Income (loss) from investment operations:
  Net investment income.....................................    0.11       0.26       0.49       0.40       0.38
  Net realized & unrealized gain (loss)
    on investments..........................................   (2.80)     (2.13)     (2.00)      3.28       3.09
                                                              ------     ------     ------     ------     ------
    Total income (loss) from investment operations..........   (2.69)     (1.87)     (1.51)      3.68       3.47
                                                              ------     ------     ------     ------     ------
  Less distributions:
    Dividends from net investment income....................   (0.11)     (0.26)     (0.49)     (0.44)     (0.33)
    Distributions from net realized capital gains...........    0.00       0.00      (0.03)     (1.30)     (0.64)
    Return of capital.......................................    0.00       0.00      (0.10)      0.00       0.00
                                                              ------     ------     ------     ------     ------
      Total distributions...................................   (0.11)     (0.26)     (0.62)     (1.74)     (0.97)
                                                              ------     ------     ------     ------     ------
Net asset value, end of year................................  $ 9.11     $11.91     $14.04     $16.17     $14.23
                                                              ======     ======     ======     ======     ======
Total return................................................  (22.63)%   (13.34)%    (9.65)%    25.63%     30.00%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $137.3     $187.0     $209.2     $216.6     $ 94.2
  Ratios to average net assets:
    Expenses................................................    0.55%      0.52%      0.50%      0.49%      0.49%
    Net investment income...................................    1.10%      2.07%      3.14%      2.62%      2.89%
Portfolio turnover rate.....................................      15%        10%        30%        68%       115%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

 OBJECTIVE

The objective of the Social Awareness Portfolio is to provide long-term growth of capital by investing primarily in the common stocks and other equity securities of companies that, in the Adviser's opinion, conduct their business in a way that enhances society's quality of life. The Portfolio's social concern criteria will necessarily limit the universe of securities that may be selected for this Portfolio. However, the Adviser believes the Portfolio's objective of long-term capital growth can be achieved despite this limitation.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                   -28.29%
Five-year                                  -14.45%
Since inception (1/3/97)                    -8.81%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the third year in a row, major equity Indices ended in negative territory with the S&P 500 Index returning (22.09)%. 2002 ended up being the worst year for the S&P 500 in the past three as only 148 stocks out of the 500 in the S&P 500 Index ended the year in positive territory. Poor earnings, weaker than expected economic statistics, terrorism fears, and the threat of war weighed on the market throughout the year. For the year ended December 31, 2002, the Ohio National Social Awareness Portfolio returned (28.29)% versus the S&P 500 Index return of (22.09)%.

The relative underperformance of the Portfolio was due in part to its weighting in technology, which was greater than the Index weighting. We believe that going forward this sector will outperform other sectors and provide surplus returns.

Bank of America (+14.4%), Deere & Co. (+7.0%), Textron (+6.8%), Wellpoint Health Networks (+5.9%) and Praxair (+5.9%) were the best performers for the Portfolio this year.

For 2003 we expect a much better year for equities. The economy is growing, albeit at a very slow pace, but is gaining traction after numerous cuts by the Fed. The bigger than expected fiscal-stimulus plan with its proposed tax cuts should also be a plus for financial markets.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                                 SOCIAL AWARENESS PORTFOLIO
                                                              (COMMENCED OPERATIONS JANUARY 3,
                                                                           1997)                          S&P 500 INDEX
                                                              --------------------------------            -------------
1/97                                                                     $10000.00                          $10000.00
                                                                          11321.00                           12060.00
'97                                                                       12562.90                           13336.00
                                                                          12462.40                           15697.70
'98                                                                        9748.10                           17146.70
                                                                          10181.90                           19269.40
'99                                                                       11473.00                           20755.10
                                                                          12791.20                           20665.80
'00                                                                       10005.30                           18863.80
                                                                           8801.64                           17599.90
'01                                                                        8025.33                           16623.10
                                                                           6532.62                           14437.20
'02                                                                        5753.93                           12951.60

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Microsoft Corp.                        3.9
 2.  Wellpoint Health Networks              3.7
 3.  Merck & Co.                            2.9
 4.  Bank of America Corp.                  2.8
 5.  Pfizer, Inc.                           2.4
 6.  Target Corp.                           2.4
 7.  JP Morgan Chase & Co.                  2.4
 8.  Wal-Mart Stores, Inc.                  2.3
 9.  Praxair, Inc.                          2.1
10.  Medtronic, Inc.                        2.1

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Computer & Related                     13.1
 2.  Drugs/Biotechnology                    10.5
 3.  Banking                                 8.4
 4.  Insurance                               6.6
 5.  Medical & Related                       6.5

---------------

* Composition of Portfolio is subject to change.

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             AEROSPACE (1.0%)
       700   Honeywell International Inc. .......  $   16,800
                                                   ----------
             BANKING (8.4%)
       700   Bank of America Corp. ..............      48,699
       683   Citigroup Inc. .....................      24,035
     1,000   Fleet Boston Financial Corp. .......      24,300
     1,700   JP Morgan Chase & Co. ..............      40,800
       320   Mellon Financial Corp. .............       8,355
                                                   ----------
                                                      146,189
                                                   ----------
             BROADCAST RADIO & TV (0.5%)
       500   *Cablevision Systems................       8,370
                                                   ----------
             BUILDING & CONSTRUCTION (1.8%)
     1,450   Masco Co. ..........................      30,522
                                                   ----------
             CHEMICALS (1.2%)
       500   Air Products & Chemicals............      21,375
                                                   ----------
             COMPUTER & RELATED (13.1%)
       190   *Ascential Software Corp. ..........         456
     2,400   *Cisco Systems Inc. ................      31,440
       900   *Dell Computer Corp. ...............      24,066
       800   Electronic Data Systems.............      14,744
       750   *EMC Corp. Massachusetts............       4,605
     1,200   Hewlett Packard Co. ................      20,832
       450   Int'l Business Machines.............      34,875
     1,290   *Microsoft Corp. ...................      66,693
     2,750   *Oracle Systems.....................      29,700
                                                   ----------
                                                      227,411
                                                   ----------
             CONSUMER PRODUCTS (2.9%)
       500   Colgate Palmolive Co. ..............      26,215
       500   Kimberly Clark......................      23,735
                                                   ----------
                                                       49,950
                                                   ----------
             DRUGS/BIOTECHNOLOGY (10.5%)
       700   Abbott Labs.........................      28,000
       400   *Amgen Inc. ........................      19,336
       700   Bristol Meyer Squibb................      16,205
     1,200   *Ivax Corp. ........................      14,556
       225   *Medimmune Inc. ....................       6,113
       900   Merck & Co. ........................      50,949
     1,500   Pfizer Inc. ........................      45,855
                                                   ----------
                                                      181,014
                                                   ----------
             ELECTRICAL EQUIPMENT (1.6%)
     1,170   General Electric Co. ...............      28,489
                                                   ----------
             ELECTRONICS/SEMICONDUCTORS (3.7%)
     1,000   *Altera Corp. ......................      12,330
       600   *Applied Materials..................       7,818
     1,625   Intel Corp. ........................      25,301
     1,000   *International Rectifier Corp. .....      18,460
                                                   ----------
                                                       63,909
                                                   ----------

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (6.0%)
     1,000   American Express Co. ...............  $   35,350
       260   Fannie Mae..........................      16,726
       200   Federal Home Loan Mortgage..........      11,810
       650   Franklin Resources Inc. ............      22,152
       200   Goldman Sachs Group Inc. ...........      13,620
     1,500   Metris Cos. Inc. ...................       3,705
                                                   ----------
                                                      103,363
                                                   ----------
             FOOD & RELATED (1.5%)
       625   PepsiCo Inc. .......................      26,388
                                                   ----------
             INDUSTRIAL SERVICES (0.8%)
       350   *SPX Corp. .........................      13,108
                                                   ----------
             INSURANCE (6.6%)
       215   American Intl. Group................      12,438
       300   Chubb Corp. ........................      15,660
       300   Hartford Financial Services.........      13,629
       275   Lincoln National Corp. .............       8,685
       900   *Wellpoint Health Networks..........      64,044
                                                   ----------
                                                      114,456
                                                   ----------
             MACHINERY (1.1%)
       125   Caterpillar Inc. ...................       5,715
       300   Deere & Co. ........................      13,755
                                                   ----------
                                                       19,470
                                                   ----------
             MANUFACTURING (1.2%)
       500   Textron Inc. .......................      21,495
                                                   ----------
             MEDIA & PUBLISHING (1.7%)
     1,200   *AOL Time Warner Inc. ..............      15,720
       344   *Viacom Inc. CL B...................      14,021
                                                   ----------
                                                       29,741
                                                   ----------
             MEDICAL & RELATED (6.5%)
       725   Baxter International................      20,300
       900   Becton Dickinson Co. ...............      27,621
       460   Cardinal Health Inc. ...............      27,227
       800   Medtronic Inc. .....................      36,480
                                                   ----------
                                                      111,628
                                                   ----------
             METALS & MINING (1.7%)
     1,275   Alcoa Inc. .........................      29,044
                                                   ----------
             OIL, ENERGY & NATURAL GAS (5.4%)
       220   Chevron Texaco Corp. ...............      14,626
       500   EOG Resources Inc. .................      19,960
     1,050   Marathon Oil Corp. .................      22,354
       640   Praxair, Inc. ......................      36,973
                                                   ----------
                                                       93,913
                                                   ----------
             RETAIL (6.3%)
       725   Lowes Companies.....................      27,188
     1,400   Target Corp. .......................      42,000
       800   Wal-Mart Stores, Inc. ..............      40,408
                                                   ----------
                                                      109,596
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS & RELATED (6.0%)
       700   Alltell Corp. ......................  $   35,700
       650   *Qualcomm Inc. .....................      23,654
       875   Sprint Corp. .......................      12,670
       800   Verizon Communications..............      31,000
                                                   ----------
                                                      103,024
                                                   ----------
             UTILITIES (0.9%)
     1,500   *Calpine Corp. .....................       4,890
       230   El Paso Corp. ......................       1,601
       800   Xcel Energy Inc. ...................       8,800
                                                   ----------
                                                       15,291
                                                   ----------
             TOTAL U.S. COMMON STOCKS (90.4%)....  $1,564,546
                                                   ----------

                                                      FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (2.1%)
             ELECTRONICS/SEMICONDUCTORS (2.1%)
     1,900   *Flextronics Intl...................  $   15,561
     1,200   Tyco International Ltd. ............      20,496
                                                   ----------
             TOTAL BERMUDA.......................      36,057
                                                   ----------
             TOTAL FOREIGN COMMON STOCKS
              (2.1%).............................  $   36,057
                                                   ----------
             TOTAL COMMON STOCKS (92.5%).........  $1,600,603
                                                   ----------

                                                      FAIR
  SHARES              DEPOSITORY RECEIPT             VALUE
-------------------------------------------------------------
       400   S&P 500 Depositary Receipt..........  $   35,292
                                                   ----------
             TOTAL DEPOSITORY RECEIPT (2.0%).....  $   35,292
                                                   ----------

   FACE                                               FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (6.3%)
$  109,000   US Bank 1.050% 01/02/03 Repurchase
              price $109,007 Collateralized by
              Freddie Mac Mortgage Backed Pool
              #G11298 Fair Value: $111,182 Face
              Value: $113,105 Due: 08/01/17
              Interest: 5.00%                      $  109,000
                                                   ----------
             TOTAL REPURCHASE AGREEMENTS
              (6.3%).............................  $  109,000
                                                   ----------
             TOTAL HOLDINGS (100.8%) (COST
              $2,393,637) (a)....................  $1,744,895
                                                   ----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.8%)................     (13,098)
                                                   ----------
             NET ASSETS (100.0%).................  $1,731,797
                                                   ==========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3,504.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $2,393,637)........................  $ 1,744,895
  Cash.......................................          689
  Receivable for fund shares sold............        1,319
  Dividends & accrued interest receivable....        3,351
                                               -----------
    Total assets.............................    1,750,254
                                               -----------
Liabilities:
  Payable for fund shares redeemed...........           61
  Payable for investment management services
    (note 3).................................          901
  Accrued professional fees..................        7,705
  Accrued custody fees.......................        1,450
  Accrued accounting and transfer agent
    fees.....................................        2,277
  Accrued printing and proxy fees............        3,969
  Other accrued expenses.....................        2,094
                                               -----------
    Total liabilities........................       18,457
                                               -----------
Net assets...................................  $ 1,731,797
                                               ===========
Net assets consist of:
  Par value, $1 per share....................  $   335,233
  Paid-in capital in excess of par value.....    4,797,538
  Accumulated net realized loss on
    investments..............................   (2,752,232)
  Net unrealized depreciation on
    investments..............................     (648,742)
                                               -----------
Net assets...................................  $ 1,731,797
                                               ===========
Shares outstanding...........................      335,233
Net asset value per share....................  $      5.17
                                               ===========

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest....................................  $   1,673
  Dividends...................................     26,732
  Other Income................................        986
                                                ---------
    Total investment income...................     29,391
                                                ---------
Expenses:
  Management fees (note 3)....................     12,064
  Custodian fees..............................      4,800
  Directors' fees.............................        130
  Professional fees...........................      7,775
  Accounting and transfer agent fees..........      4,800
  Printing and proxy fees.....................        539
  Filing fees.................................         43
  Other.......................................         19
                                                ---------
    Total expenses............................     30,170
                                                ---------
    Net investment loss.......................       (779)
                                                ---------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain on investments............     99,030
  Change in unrealized appreciation
    (depreciation) on investments.............   (795,337)
                                                ---------
      Net loss on investments.................   (696,307)
                                                ---------
      Net decrease in net assets from
         operations...........................  $(697,086)
                                                =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2002           2001
                                                              ----------     ----------
From operations:
  Net investment loss.......................................  $     (779)    $   (9,385)
  Realized gain (loss) on investments.......................      99,030       (604,861)
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (795,337)        38,648
                                                              ----------     ----------
      Net decrease in net assets from operations............    (697,086)      (575,598)
                                                              ----------     ----------
From capital share transactions (note 4):
  Received from shares sold.................................     460,363        382,103
  Paid for shares redeemed..................................    (328,099)      (491,985)
                                                              ----------     ----------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................     132,264       (109,882)
                                                              ----------     ----------
  Decrease in net assets....................................    (564,822)      (685,480)
Net Assets:
  Beginning of year.........................................   2,296,619      2,982,099
                                                              ----------     ----------
  End of year...............................................  $1,731,797     $2,296,619
                                                              ==========     ==========

 FINANCIAL HIGHLIGHTS

                                                                            YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                               2002        2001        2000       1999       1998
                                                              -------     -------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................  $  7.21     $  8.99     $10.31     $ 8.80     $11.40
Income (loss) from investment operations:
  Net investment income (loss)..............................    (0.00)      (0.03)     (0.05)      0.04       0.05
  Net realized & unrealized gain (loss) on investments......    (2.04)      (1.75)     (1.27)      1.51      (2.60)
                                                              -------     -------     ------     ------     ------
    Total income (loss) from investment operations..........    (2.04)      (1.78)     (1.32)      1.55      (2.55)
                                                              -------     -------     ------     ------     ------
  Less distributions:
    Dividends from net investment income....................     0.00        0.00       0.00      (0.04)     (0.05)
                                                              -------     -------     ------     ------     ------
Net asset value, end of year................................  $  5.17     $  7.21     $ 8.99     $10.31     $ 8.80
                                                              =======     =======     ======     ======     ======
Total return................................................   (28.29)%    (19.78)%   (12.80)%    17.69%    (22.41)%
Ratios and supplemental data:
Net assets at end of year (millions)........................  $   1.7     $   2.3     $  3.0     $  3.6     $  6.6
  Ratios to average net assets:
      Expenses..............................................     1.50%       1.31%      1.10%      0.93%      0.81%
      Net investment income (loss)..........................    (0.04)%     (0.38)%    (0.42)%     0.47%      0.55%
Portfolio turnover rate.....................................       73%        150%        75%       122%        71%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 OBJECTIVE

The Blue Chip Portfolio seeks growth of capital and income by investing in securities of high quality companies.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                   -19.43%
Since inception (5/1/98)                    -3.52%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The 12-month period ended December 31, 2002 finished the third consecutive year of negative returns for the Dow Jones Industrial Average, the S&P 500 Index (S&P
500), and the NASDAQ composite index. From its peak on March 24, 2000 through October 9, 2002, the S&P 500 lost 49.1% of its value. Declines of this magnitude and duration were last seen during the bear market of 1973-74 in which the S&P 500 fell 49% from peak to trough. Market breadth in 2002 was negative as all ten S&P 500 economic sectors generated negative returns. The worst performing sectors of the market in the past year were Information Technology (down 37%), Telecommunication Services (down 34%), and Utilities (down 30%). Economic weakness and severe overcapacity were the primary drivers for losses in all three sectors. The best performing sectors were Consumer Staples (down 4%), Materials (down 5%), and Energy (down 11%). Oil and gas prices rose dramatically during 2002 due to the threat of military action in Iraq, which aided energy stocks. Pessimism over the quality of corporate profits also weighed on the markets as investors were deluged with a number of high-profile accounting and corporate governance scandals. In 2002, both Global Crossing and WorldCom sought Chapter 11 bankruptcy protection, a bitter pill for two companies whose combined market capitalization once totaled $240 billion. Small and mid-cap investment strategies outperformed large-cap strategies over the past twelve months. Value portfolios outperformed growth portfolios for the third year in a row as investors sought companies with low market expectations to ride out the storm.

For the year ended December 31, 2002, the Ohio National Blue Chip Portfolio returned (19.43)% versus the S&P 500 Index return of (22.09)%, and outperformed the S&P/Barra Value Index which returned (20.85)%. The Portfolio underperformed the average Lipper VA Multi-Cap Value Fund which returned (18.97)% in 2002.

Positive influences on performance relative to the S&P 500 during 2002 included an underweight position and favorable security selection in Information Technology (Compaq up 13%, Storage Technology up 4%, Lexmark Intl. up 3%) and favorable security selection in Utilities (Entergy up 20%, FPL Group up 11%). Other positive influences on relative performance included favorable security selection in Telecommunication Services and an overweight position and favorable security selection in Financials (Principal Financial up 27%, Wachovia up 20%, Bank of America up 15%).

Negative influences on relative performance during the year included an overweight position and unfavorable security selection in Industrials (Tyco Intl. down 71%, Cendant Corp. down 47%, Waste Management down 28%) and an underweight position and unfavorable security selection in Health Care (HealthSouth down 72%, CIGNA Corp. down 55%, Bristol-Myers down 52%). Unfavorable security selection in Consumer Discretionary (Charter Communications down 75%, Toys "R" Us down 52%, Sears, Roebuck down 46%) also negatively influenced relative returns.

The decline in the equity markets during the past twelve months left no stone unturned, as both high- and low-quality stocks fell with equal vigor. Themes emerging from our valuation disciplines continue to be Health Care and Consumer Discretionary companies, and we have emphasized Health Care names in the Portfolio as a result. We continue to underweight the Information Technology sector due to unappealing valuations and the continued weakness in corporate capital spending. Within Information Technology, we have emphasized leading companies with historical support for valuation levels. Within Financials, our valuation disciplines have emphasized life insurance companies and specialty financials, as their performance has lagged given their sensitivity to equity markets and consumer lending. Our strategy for the next year remains unchanged. We will utilize our valuation disciplines to identify undervalued leading companies for addition to the Portfolio and seek to eliminate names that are overvalued or have deteriorating fundamentals.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                               BLUE CHIP PORTFOLIO (COMMENCED
                                                                  OPERATIONS MAY 1, 1998)                 S&P 500 INDEX
                                                               ------------------------------             -------------
5/98                                                                     $10000.00                          $10000.00
                                                                          10024.00                           10143.00
'98                                                                       10254.60                           11079.20
                                                                          11456.40                           12450.80
'99                                                                       10860.70                           13410.80
                                                                          10236.20                           13353.10
'00                                                                       10977.30                           12188.70
                                                                          11005.80                           11372.10
'01                                                                       10512.80                           10740.90
                                                                           9608.65                            9328.48
'02                                                                        8470.02                            8368.58

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Bank of America Corp.                  2.5
 2.  Northrop Grumman Corp.                 2.5
 3.  Boston Scientific Corp.                2.3
 4.  Washington Mutual, Inc.                2.2
 5.  Storage Technology Corp.               2.2
 6.  First Data Corp.                       2.1
 7.  Hewlett-Packard Co.                    2.1
 8.  H&R Block, Inc.                        2.0
 9.  ChevronTexaco Corp.                    2.0
10.  Tyco International, Ltd.               2.0

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Insurance                              9.9
 2.  Banking                                9.2
 3.  Oil, Energy & Natural Gas              9.0
 4.  Computer & Related                     8.5
 5.  Financial Services                     6.5

---------------

  *  Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             AEROSPACE (3.5%)
     1,500   General Dynamics Corp. ............  $   119,055
     2,778   Northrop Grumman Corp. ............      269,466
                                                  -----------
                                                      388,521
                                                  -----------
             AUTOMOTIVE & RELATED (3.4%)
     7,747   Ford Motor Co. ....................       72,047
     3,101   General Motors Corp. ..............      114,303
     2,300   Johnson Controls...................      184,391
                                                  -----------
                                                      370,741
                                                  -----------
             BANKING (9.2%)
     3,900   Bank of America Corp. .............      271,323
     5,500   Citigroup Inc. ....................      193,545
     2,400   PNC Financial Services Group.......      100,560
     5,600   Wachovia Corp. ....................      204,064
     6,950   Washington Mutual Inc. ............      239,983
                                                  -----------
                                                    1,009,475
                                                  -----------
             BUSINESS SERVICES (3.9%)
    18,667   *Cendant Corp. ....................      195,630
     6,500   First Data Corp. ..................      230,165
                                                  -----------
                                                      425,795
                                                  -----------
             CHEMICALS (4.2%)
     3,500   Air Products & Chemicals Inc. .....      149,625
     3,300   Dupont de Nemours & Co. ...........      139,920
     3,400   PPG Industries.....................      170,510
                                                  -----------
                                                      460,055
                                                  -----------
             COMPUTER & RELATED (8.5%)
     2,700   *Computer Sciences Corp. ..........       93,015
     3,800   Electronic Data Systems Corp. .....       70,034
    13,223   Hewlett-Packard Co. ...............      229,551
     1,800   Intl. Business Machines Co. .......      139,500
     2,600   *Lexmark Intl. Group CL A..........      157,300
    11,000   *Storage Technology Corp. .........      235,620
                                                  -----------
                                                      925,020
                                                  -----------
             CONSUMER PRODUCTS (5.1%)
     3,100   Kimberly Clark Corp. ..............      147,157
     4,900   Philip Morris Co. Inc. ............      198,597
     6,200   UST Inc. ..........................      207,266
                                                  -----------
                                                      553,020
                                                  -----------
             DRUGS/BIOTECHNOLOGY (5.1%)
     2,300   Abbott Laboratories................       92,000
     4,100   Bristol-Meyers Squibb Co. .........       94,915
     1,100   Merck & Co.........................       62,271
     5,100   Pfizer Inc. .......................      155,907
     3,666   Pharmacia Corp. ...................      153,239
                                                  -----------
                                                      558,332
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (6.5%)
     3,302   Bear Stearns Co. Inc. .............  $   196,139
     2,000   Fannie Mae.........................      128,660
     5,500   H & R Block Inc. ..................      221,100
     4,000   Morgan Stanley Dean Witter.........      159,680
                                                  -----------
                                                      705,579
                                                  -----------
             FOOD & RELATED (2.7%)
     3,000   General Mills......................      140,850
     6,900   Sara Lee Corp. ....................      155,319
                                                  -----------
                                                      296,169
                                                  -----------
             INSURANCE (9.9%)
       400   Allmerica Financial Corp. .........        4,040
     4,700   Allstate Corp. ....................      173,853
     1,100   CIGNA Corp. .......................       45,232
     3,300   Lincoln National Corp. ............      104,214
     4,000   Loews Corp. .......................      177,840
     3,200   Marsh & McLennan Cos. Inc. ........      147,872
     2,550   MBIA Inc. .........................      111,843
     5,200   Principal Financial Group..........      156,676
     1,900   UnitedHealth Group Inc. ...........      158,650
                                                  -----------
                                                    1,080,220
                                                  -----------
             MANUFACTURING (1.1%)
     2,700   Textron Inc. ......................      116,073
                                                  -----------
             MEDIA & PUBLISHING (1.3%)
     3,435   *Viacom Inc. CL B..................      140,011
                                                  -----------
             MEDICAL & RELATED (2.9%)
     2,500   Baxter International Inc. .........       70,000
     5,900   *Boston Scientific Corp. ..........      250,868
                                                  -----------
                                                      320,868
                                                  -----------
             METALS AND MINING (0.8%)
     4,000   Alcoa Inc. ........................       91,120
                                                  -----------
             OIL, ENERGY & NATURAL GAS (8.0%)
     3,300   ChevronTexaco Corp. ...............      219,384
     2,300   ConocoPhillips.....................      111,297
     4,900   Ensco International................      144,305
     5,492   Exxon Mobil Corp. .................      191,890
     4,800   Marathon Oil Corp. ................      102,192
     3,300   Sunoco Inc. .......................      109,494
                                                  -----------
                                                      878,562
                                                  -----------
             RETAIL (2.3%)
     4,300   *Federated Department Stores.......      123,668
     3,500   Sears Roebuck & Co.................       83,825
     4,200   *Toys 'R' Us Inc. .................       42,000
                                                  -----------
                                                      249,493
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS & RELATED (5.5%)
     3,800   Bell South Corp. ..................  $    98,306
     9,500   Motorola Inc. .....................       82,175
     4,500   SBC Communications Inc. ...........      121,995
     6,800   Sprint Corp. ......................       98,464
     5,230   Verizon Communications.............      202,663
                                                  -----------
                                                      603,603
                                                  -----------
             TRANSPORTATION (1.3%)
     2,400   Union Pacific......................      143,688
                                                  -----------
             UTILITIES (5.4%)
     9,000   Centerpoint Energy Inc. ...........       76,500
     4,200   Cinergy............................      141,624
     4,300   Entergy Corp. .....................      196,037
     2,900   FPL Group Inc. ....................      174,377
                                                  -----------
                                                      588,538
                                                  -----------
             WASTE DISPOSAL (1.2%)
     5,552   Waste Management Inc. .............      127,252
                                                  -----------
             TOTAL U.S. COMMON STOCKS (91.8%)...  $10,032,135
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             AUSTRALIA (1.4%)
             MEDIA & PUBLISHING (1.4%)
     6,900   News Corp. ADR.....................  $   156,285
                                                  -----------
             BERMUDA (3.3%)
             MACHINERY (1.3%)
     3,200   Ingersoll-Rand Co. ................      137,792
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             MANUFACTURING (2.0%)
    12,800   Tyco International Ltd. ...........  $   218,624
                                                  -----------
                                                      356,416
                                                  -----------
             NETHERLANDS (0.6%)
             ELECTRONICS/SEMICONDUCTORS (0.6%)
     3,600   Philips Electronics................       63,648
                                                  -----------
             UNITED KINGDOM (1.0%)
             OIL, ENERGY & NATURAL GAS (1.0%)
     2,600   BP PLC ADR.........................      105,690
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (6.3%)............................  $   682,039
                                                  -----------
             TOTAL COMMON STOCKS (98.1%)........  $10,714,174
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (6.2%)
$  681,000   US Bank 1.050% 01/02/03 Repurchase
              price $681,047 Collateralized by
              Freddie Mac Mortgage Backed Pool
              #G11298 Fair Value: $694,635 Face
              Value: $706,649 Due: 08/01/17
              Interest: 5.00%...................  $   681,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (6.2%)............................  $   681,000
                                                  -----------
             TOTAL HOLDINGS (104.3%) (COST
              $12,809,670) (a)..................  $11,395,174
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-4.3%)...............     (461,420)
                                                  -----------
             NET ASSETS (100.0%)................  $10,933,754
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $12,529.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $12,809,670)......................  $11,395,174
  Cash......................................          580
  Receivable for securities sold............       64,974
  Receivable for fund shares sold...........        8,400
  Dividends & accrued interest receivable...       16,407
                                              -----------
    Total assets............................   11,485,535
                                              -----------
Liabilities:
  Payable for securities purchased..........      521,642
  Payable for fund shares redeemed..........          484
  Payable for investment management services
    (note 3)................................        8,397
  Accrued professional fees.................        7,138
  Accrued accounting and transfer agent
    fees....................................        6,448
  Accrued printing and proxy fees...........        3,076
  Other accrued expenses....................        4,596
                                              -----------
    Total liabilities.......................      551,781
                                              -----------
Net assets..................................  $10,933,754
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 1,349,126
  Paid-in capital in excess of par value....   12,207,723
  Accumulated net realized loss on
    investments.............................   (1,209,326)
  Net unrealized depreciation on
    investments.............................   (1,414,496)
  Undistributed net investment income.......          727
                                              -----------
Net assets..................................  $10,933,754
                                              ===========
Shares outstanding..........................    1,349,126
Net asset value per share...................  $      8.10
                                              ===========

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest...................................  $     7,784
  Dividends (net of withholding tax $607)....      221,166
  Other Income...............................          104
                                               -----------
    Total investment income..................      229,054
                                               -----------
Expenses:
  Management fees (note 3)...................       96,993
  Custodian fees.............................        4,800
  Directors' fees............................          650
  Professional fees..........................        8,050
  Accounting and transfer agent fees.........       14,000
  Printing and proxy fees....................        1,597
  Filing fees................................          113
  Other......................................           50
                                               -----------
    Total expenses...........................      126,253
                                               -----------
    Net investment income....................      102,801
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........     (532,650)
  Change in unrealized appreciation
    (depreciation) on investments............   (1,979,997)
                                               -----------
      Net loss on investments................   (2,512,647)
                                               -----------
      Net decrease in net assets from
         operations..........................  $(2,409,846)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                                 2002            2001
                                                              -----------     -----------
From operations:
  Net investment income.....................................  $   102,801     $    58,292
  Realized loss on investments..............................     (532,650)       (587,039)
  Change in unrealized appreciation (depreciation) on
    investments.............................................   (1,979,997)        155,383
                                                              -----------     -----------
      Net decrease in net assets from operations............   (2,409,846)       (373,364)
                                                              -----------     -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................     (101,969)        (58,051)
  Return of capital.........................................            0          (1,524)
                                                              -----------     -----------
    Total dividends and distributions.......................     (101,969)        (59,575)
                                                              -----------     -----------
From capital share transactions (note 4):
  Received from shares sold.................................    5,828,724       5,557,649
  Received from dividends reinvested........................      101,969          59,575
  Paid for shares redeemed..................................   (2,675,063)     (2,941,480)
                                                              -----------     -----------
    Increase in net assets derived from capital share
     transactions...........................................    3,255,630       2,675,744
                                                              -----------     -----------
  Increase in net assets....................................      743,815       2,242,805
Net Assets:
  Beginning of year.........................................   10,189,939       7,947,134
                                                              -----------     -----------
  End of year (a)...........................................  $10,933,754     $10,189,939
                                                              ===========     ===========
(a) Includes undistributed net investment income of.........  $       727     $        --
                                                              ===========     ===========

 FINANCIAL HIGHLIGHTS

                                                                      YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------      MAY 1, 1998 TO
                                                               2002        2001       2000       1999      DECEMBER 31, 1998
                                                              -------     ------     ------     ------     -----------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................  $ 10.15     $10.66     $10.66     $10.22          $10.00
Income from investment operations:
  Net investment income.....................................     0.08       0.06       0.06       0.05            0.00
  Net realized & unrealized gain (loss) on investments......    (2.05)     (0.51)      0.04       0.56            0.23
                                                              -------     ------     ------     ------          ------
    Total income (loss) from investment operations..........    (1.97)     (0.45)      0.10       0.61            0.23
                                                              -------     ------     ------     ------          ------
  Less distributions:
    Dividends from net investment income....................    (0.08)     (0.06)     (0.06)     (0.05)          (0.01)
    Distributions from net realized capital gains...........     0.00       0.00      (0.04)     (0.12)           0.00
                                                              -------     ------     ------     ------          ------
      Total distributions...................................    (0.08)     (0.06)     (0.10)     (0.17)          (0.01)
                                                              -------     ------     ------     ------          ------
Net asset value, end of period..............................  $  8.10     $10.15     $10.66     $10.66          $10.22
                                                              =======     ======     ======     ======          ======
Total return................................................   (19.43)%    (4.23)%     1.08%      5.86%           2.34%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......................  $  10.9     $ 10.2     $  7.9     $  4.8          $  2.9
  Ratios to average net assets:
    Ratios net of expenses voluntarily reduced or reimbursed
      by advisor (note 3):
      Expenses..............................................     1.17%      1.20%      1.25%      1.35%           1.84%(a)
      Net investment income.................................     0.95%      0.63%      0.60%      0.53%           0.25%(a)
    Ratios assuming no expenses voluntarily reduced or
      reimbursed by advisor (note 3):
      Expenses..............................................     1.17%      1.20%      1.25%      1.35%           2.26%(a)
Portfolio turnover rate.....................................       22%        27%        35%        29%             32%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO

 OBJECTIVE

The Equity Income Portfolio seeks above-average income and capital appreciation by investing primarily in income-producing equity securities.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                   -20.87%
Since inception (5/1/98)                    -5.51%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

2002 began with optimism that the two-year-old bear market would end. However, this hope was misplaced as the market fell sharply in 2002. The S&P 500 Index had its worst year since 1974 returning -22.09%. In fact, the S&P 500 Index declined for a third year in a row something not seen since 1941 -- over sixty years ago.

The main culprit behind the unexpected large decline was a slower than expected economic recovery led by weak business investment and job creation. Lower corporate profits foreshadowed disappointing earnings in terms of both quality and growth. In addition, negative sentiment cast a dark shadow over the market due to corporate scandals, bankruptcies, and geopolitical risk like Iraq.

More traditional defensive investing outperformed aggressive investing as value outperformed growth and small outperformed large capitalization. The top three performing sectors were Consumer Staples, Basic Materials and Energy. The bottom three decliners were Information Technology, Telecommunication Services and Utilities.

For the year ended December 31, 2002, the Ohio National Equity Income Portfolio returned (20.87)% versus the S&P 500 Index return of (22.09)%, but below the (16.75)% return of the Average Lipper VA Equity Income Fund. Versus the benchmark, the Portfolio benefited from favorable sector underweights in Information Technology and Telecommunication Services and positive stock selection in the Industrial and Information Technology sectors. The Portfolio's underperformance versus its Lipper VA peer group was due to the sector-neutral strategy, which requires the Portfolio to hold weightings in each of the ten sectors similar to those of our S&P 500 Index benchmark.

As the new year begins, uncertainty remains for the equity markets. Although possible, a fourth down year in a row would be an historic event. In fact, it has only happened twice in the last two centuries (1929-1932 and 1836-1839). Looking at the current level of valuations and interest rates, a high single-digit return expectation seems warranted for 2003. Higher dividend paying stocks have been outperforming the market and we expect this trend to continue. We have positioned the Portfolio to capture more of this outperformance trend. As always, we continue to maintain the high quality of the Portfolio by holding common stocks and convertible securities of market leading companies.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                            EQUITY INCOME PORTFOLIO (COMMENCED
                                                                 OPERATIONS MAY 1, 1998)                  S&P 500 INDEX
                                                            ----------------------------------            -------------
'5/98                                                                   $10000.00                           $10000.00
                                                                          9993.00                            10143.00
'98                                                                      10549.60                            11079.20
                                                                         11642.50                            12450.80
'99                                                                      12516.90                            13410.80
                                                                         12628.30                            13353.10
'00                                                                      10953.80                            12188.70
                                                                          9972.43                            11372.10
'01                                                                       9658.27                            10740.90
                                                                          8463.54                             9328.48
'02                                                                       7642.58                             8368.58

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Microsoft Corp.                        3.2
 2.  Washington Mutual, Inc.                2.4
 3.  Pfizer, Inc.                           2.0
 4.  Eli Lilly & Co.                        2.0
 5.  Apache Corp.                           2.0
 6.  Bank of America Corp.                  2.0
 7.  Exxon Mobile Corp.                     2.0
 8.  General Electric Co.                   1.9
 9.  Union Pacific Capital Trust            1.9
10.  Raytheon Co.                           1.9

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Computer & Related                     9.0
 2.  Insurance                              8.8
 3.  Drugs/Biotechnology                    8.5
 4.  Oil, Energy & Natural Gas              6.5
 5.  Banking                                5.8

---------------

  *  Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             AEROSPACE & DEFENSE (0.3%)
       800   Boeing..............................  $   26,392
                                                   ----------
             AUTOMOTIVE & RELATED (0.4%)
     4,000   Delphi Automotive Systems...........      32,200
                                                   ----------
             BANKING (5.8%)
     2,600   Bank of America Corp. ..............     180,882
       800   Bank of New York....................      19,168
     3,233   Citigroup Inc. .....................     113,769
       500   Comerica Inc. ......................      21,620
     1,900   Fleet Boston Financial Corp. .......      46,170
     2,100   US Bancorp..........................      44,562
     2,100   Wells Fargo Co. ....................      98,427
                                                   ----------
                                                      524,598
                                                   ----------
             COMPUTER & RELATED (9.0%)
     6,100   *Cisco Systems Inc. ................      79,910
     5,600   *Dell Computer Corp. ...............     149,744
     3,000   Electronic Data Systems Corp. ......      55,290
     6,400   Hewlett-Packard Co. ................     111,104
     1,700   Intl. Business Machines Corp. ......     131,750
     5,500   *Microsoft Corp. ...................     284,350
                                                   ----------
                                                      812,148
                                                   ----------
             CONSUMER PRODUCTS (5.5%)
     2,400   Colgate Palmolive Co. ..............     125,832
     1,300   Eastman Kodak Co. ..................      45,552
     3,300   Gillette Co. .......................     100,188
     2,000   Johnson & Johnson Co. ..............     107,420
     1,400   Proctor & Gamble Co. ...............     120,316
                                                   ----------
                                                      499,308
                                                   ----------
             DRUGS/BIOTECHNOLOGY (8.3%)
     3,800   Abbott Laboratories.................     152,000
     3,900   Bristol-Meyer/Squibb................      90,285
     2,900   Eli Lilly & Co. ....................     184,150
       400   Merck & Co. ........................      22,644
     6,025   Pfizer Inc. ........................     184,184
     2,863   Pharmacia Corp. ....................     119,673
                                                   ----------
                                                      752,936
                                                   ----------
             ELECTRICAL EQUIPMENT (2.3%)
       600   Emerson Electric Co. ...............      30,510
     7,200   General Electric Co. ...............     175,320
                                                   ----------
                                                      205,830
                                                   ----------
             ELECTRONICS/SEMICONDUCTORS (2.1%)
     1,900   *Applied Materials Inc. ............      24,757
     5,900   Intel Corp. ........................      91,863
     5,000   Texas Instruments...................      75,050
                                                   ----------
                                                      191,670
                                                   ----------
             ENTERTAINMENT & LEISURE (1.5%)
     8,400   The Walt Disney Co. ................     137,004
                                                   ----------

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (4.6%)
       400   Fannie Mae..........................  $   25,732
     2,000   Goldman Sachs Group Inc. ...........     136,200
     2,700   Lehman Brothers Holdings............     143,883
     2,700   Morgan Stanley Dean Witter & Co. ...     107,784
                                                   ----------
                                                      413,599
                                                   ----------
             FOOD & RELATED (4.8%)
     2,900   Anheuser-Busch Cos. Inc. ...........     140,360
     3,800   Kraft Foods Inc. ...................     147,934
     3,430   PepsiCo Inc. .......................     144,815
                                                   ----------
                                                      433,109
                                                   ----------
             INDUSTRIAL SERVICES (0.8%)
     1,500   Grainger WW Inc. ...................      77,325
                                                   ----------
             INSURANCE (3.6%)
     2,800   American International Group........     161,980
       600   Cigna Corp. ........................      24,672
     2,400   Marsh & McLennan Cos. Inc. .........     110,904
     1,400   Unumprovident Corp. ................      24,556
                                                   ----------
                                                      322,112
                                                   ----------
             MACHINERY & RELATED (1.3%)
     2,000   Deere & Co. ........................      91,700
       800   Maytag Corp. .......................      22,800
                                                   ----------
                                                      114,500
                                                   ----------
             MANUFACTURING (0.3%)
       700   Textron Inc. .......................      30,093
                                                   ----------
             MEDIA & PUBLISHING (0.7%)
     4,600   *AOL Time Warner Inc. ..............      60,260
                                                   ----------
             MEDICAL & RELATED (0.9%)
     2,700   *Guidant Corp. .....................      83,295
                                                   ----------
             METALS & MINING (1.1%)
     4,200   Alcoa Inc. .........................      95,676
                                                   ----------
             OFFICE EQUIPMENT (0.3%)
       800   Pitney Bowes Inc. ..................      26,128
                                                   ----------
             OIL, ENERGY & NATURAL GAS (5.5%)
     3,200   Apache Corp. .......................     182,368
     5,120   Exxon Mobil Corp. ..................     178,893
     2,700   *Noble Corp. .......................      94,905
     1,900   Transocean Sedco Forex Inc. ........      44,080
                                                   ----------
                                                      500,246
                                                   ----------
             RETAIL (3.4%)
     1,100   May Dept. Stores....................      25,278
     1,200   Nordstrom Inc. .....................      22,764
     1,900   Sears Roebuck & Co. ................      45,505
     2,200   Target Corp. .......................      66,000
     3,000   Wal-Mart Stores Inc. ...............     151,530
                                                   ----------
                                                      311,077
                                                   ----------
             TELECOMMUNICATIONS & RELATED (5.0%)
     2,100   Alltel Corp. .......................     107,793
     2,200   Motorola Inc. ......................      70,400

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                      FAIR
  SHARES              U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS & RELATED (CONTINUED)
     4,500   SBC Communications Inc. ............  $  121,995
     3,900   Verizion Communications.............     151,125
                                                   ----------
                                                      451,313
                                                   ----------
             TOTAL U.S. COMMON STOCKS (67.5%)....  $6,100,819
                                                   ----------

                                                      FAIR
  SHARES             FOREIGN COMMON STOCK            VALUE
-------------------------------------------------------------
             BARBADOS (1.0%)
             OIL, ENERGY & NATURAL GAS (1.0%)
     2,600   *Nabors Industries Ltd. ............  $   91,702
                                                   ----------
             BERMUDA (1.0%)
             MACHINERY (1.0%)
     2,027   Ingersoll Rand Co. .................      87,282
                                                   ----------
             FINLAND (0.7%)
             TELECOMMUNICATIONS & RELATED (0.7%)
     4,300   Nokia Corp. ADR.....................      66,650
                                                   ----------
             UNITED KINGDOM (0.2%)
             DRUGS/BIOTECHNOLOGY (0.2%)
       600   Glaxosmithkline PLC ADR.............      22,476
                                                   ----------
             TOTAL FOREIGN COMMON STOCKS
              (2.9%).............................  $  268,110
                                                   ----------
             TOTAL COMMON STOCKS (70.4%).........  $6,368,929
                                                   ----------

                                                      FAIR
  SHARES               PREFERRED STOCKS              VALUE
-------------------------------------------------------------
             AEROSPACE (1.9%)
     3,100   Raytheon Co. .......................  $  169,260
                                                   ----------
             AUTOMOTIVE & RELATED (2.4%)
     1,700   Ford Cap Trust II...................      69,445
     6,500   General Motors......................     150,150
                                                   ----------
                                                      219,595
                                                   ----------
             INSURANCE (5.2%)
     2,200   Ace Ltd. ...........................     129,800
       700   Hartford Financial Services.........      34,496
     1,100   Metlife Capital Trust...............      90,453
     4,200   Washington Mutual Inc. .............     217,875
                                                   ----------
                                                      472,624
                                                   ----------
             PAPER & FOREST PRODUCTS (1.8%)
     1,600   Boise Cascade.......................      67,184
     2,000   Intl. Paper Capital Trust...........      93,250
                                                   ----------
                                                      160,434
                                                   ----------
             RETAIL (0.7%)
     1,900   Toys R Us...........................      63,935
                                                   ----------

             TRANSPORTATION (1.9%)
     3,300   Union Pacific Capital Trust.........     169,950
                                                   ----------


                                                      FAIR
  SHARES               PREFERRED STOCKS              VALUE
-------------------------------------------------------------
             UTILITIES (2.7%)
     1,600   Ameren Corp. .......................  $   42,880
     1,800   FPL Group Inc. .....................     100,350
     1,100   Keyspan Corp. ......................      55,627
     1,500   TXU Corp. ..........................      43,125
                                                   ----------
                                                      241,982
                                                   ----------
             TOTAL PREFERRED STOCKS (16.6%)......  $1,497,780
                                                   ----------

   FACE                                               FAIR
  AMOUNT            CONVERTIBLE DEBENTURES           VALUE
-------------------------------------------------------------
             BUILDING & CONTRUCTION (1.0%)
$  200,000   *Lennar Corp. 3.955% Zero coupon due
              04/04/21**.........................  $   91,500
                                                   ----------
             ELECTRONICS/SEMICONDUCTORS (1.3%)
    30,000   Advanced Micro Devices (144A) 4.750%
              02/01/22...........................      18,825
    20,000   LSI Logic 4.000% 11/01/06...........      16,400
    70,000   L-3 Comm Holdings 4.000% 09/15/11...      78,838
                                                   ----------
                                                      114,063
                                                   ----------
             MEDIA & PUBLISHING (1.4%)
   135,000   Liberty Media/ Viacom 3.250%
              03/15/31...........................     127,238
                                                   ----------
             MEDICAL & RELATED (2.1%)
   160,000   Universal Health Services 0.426%
              6/23/20............................     102,400
    70,000   AmeriSource Health Corp. 5.000%
              12/01/07...........................      89,600
                                                   ----------
                                                      192,000
                                                   ----------
             TOTAL CONVERTIBLE DEBENTURES
              (5.8%).............................  $  524,801
                                                   ----------

   FACE                                               FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (7.3%)
$  661,000   US Bank 1.050% 01/02/03 Repurchase
              price $661,045 Collateralized by
              Freddie Mac Mortgage Back Pool
              #G11298 Fair Value: $674,235 Face
              Value: $685,896 Due: 08/01/17
              Interest: 5.00%....................  $  661,000
                                                   ----------
             TOTAL REPURCHASE AGREEMENTS
              (7.3%).............................  $  661,000
                                                   ----------
             TOTAL HOLDINGS (100.1%) (COST
              $10,259,180) (a)...................  $9,052,510
                                                   ----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.1%)................      (5,563)
                                                   ----------
             NET ASSETS (100.0%).................  $9,046,947
                                                   ==========

---------------

     *  Non-income producing securities.
   (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $52,815.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $18,825 or 0.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
    ** Rate presented indicates the effective rate at time of purchase.
   ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $10,259,180)......................  $ 9,052,510
  Cash......................................          262
  Receivable for fund shares sold...........        2,571
  Dividends & accrued interest receivable...       15,658
                                              -----------
    Total assets............................    9,071,001
                                              -----------
Liabilities:
  Payable for fund shares redeemed..........          173
  Payable for investment management services
    (note 3)................................        5,845
  Accrued professional fees.................        7,584
  Accrued accounting and transfer agent
    fees....................................        4,366
  Accrued custody fees......................        1,766
  Accrued printing and proxy fees...........        1,977
  Other accrued expenses....................        2,343
                                              -----------
    Total liabilities.......................       24,054
                                              -----------
Net assets..................................  $ 9,046,947
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 1,246,295
  Paid-in capital in excess of par value....   12,308,911
  Accumulated net realized loss on
    investments.............................   (3,305,374)
  Net unrealized depreciation on
    investments.............................   (1,206,670)
  Undistributed net investment income.......        3,785
                                              -----------
Net assets..................................  $ 9,046,947
                                              ===========
Shares outstanding..........................    1,246,295
Net asset value per share...................  $      7.26
                                              ===========

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest...................................  $    28,723
  Dividends (net of withholding tax $227)....      204,106
                                               -----------
    Total investment income..................      232,829
                                               -----------
Expenses:
  Management fees (note 3)...................       71,638
  Custodian fees.............................        4,800
  Directors' fees............................          600
  Professional fees..........................        8,025
  Accounting and transfer agent fees.........       13,000
  Printing and proxy fees....................        1,696
  Filing fees................................          117
  Other......................................           47
                                               -----------
    Total expenses...........................       99,923
                                               -----------
    Net investment income....................      132,906
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........   (1,138,445)
  Change in unrealized appreciation
    (depreciation) on investments............   (1,284,057)
                                               -----------
      Net loss on investments................   (2,422,502)
                                               -----------
      Net decrease in net assets from
         operations..........................  $(2,289,596)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY INCOME PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                                 2002            2001
                                                              -----------     -----------
From operations:
  Net investment income.....................................  $   132,906     $   134,673
  Realized loss on investments..............................   (1,138,445)     (1,242,957)
  Change in unrealized appreciation (depreciation) on
    investments.............................................   (1,284,057)       (120,759)
                                                              -----------     -----------
      Net decrease in net assets from operations............   (2,289,596)     (1,229,043)
                                                              -----------     -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................     (132,461)       (134,673)
  Return of capital.........................................            0          (1,059)
                                                              -----------     -----------
    Total dividends and distributions.......................     (132,461)       (135,732)
                                                              -----------     -----------
From capital share transactions (note 4):
  Received from shares sold.................................    3,251,364       5,080,069
  Received from dividends reinvested........................      132,461         135,732
  Paid for shares redeemed..................................   (1,877,554)     (2,962,488)
                                                              -----------     -----------
    Increase in net assets derived from capital share
     transactions...........................................    1,506,271       2,253,313
                                                              -----------     -----------
  Increase (decrease) in net assets.........................     (915,786)        888,538
Net Assets:
  Beginning of year.........................................    9,962,733       9,074,195
                                                              -----------     -----------
  End of year (a)...........................................  $ 9,046,947     $ 9,962,733
                                                              ===========     ===========
(a) Includes undistributed net investment income of.........  $     3,785     $        --
                                                              ===========     ===========

 FINANCIAL HIGHLIGHTS

                                                                      YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------       MAY 1, 1998 TO
                                                               2002        2001       2000       1999      DECEMBER 31, 1998*
                                                              -------     ------     ------     ------     ------------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................  $  9.31     $10.70     $12.38     $10.53           $10.00
Income (loss) from investment operations:
  Net investment income.....................................     0.11       0.13       0.16       0.11             0.07
  Net realized & unrealized gain (loss) on investments......    (2.05)     (1.39)     (1.68)      1.85             0.53
                                                              -------     ------     ------     ------           ------
    Total income (loss) from investment operations..........    (1.94)     (1.26)     (1.52)      1.96             0.60
                                                              -------     ------     ------     ------           ------
  Less distributions:
    Dividends from net investment income....................    (0.11)     (0.13)     (0.16)     (0.11)           (0.07)
                                                              -------     ------     ------     ------           ------
Net asset value, end of period..............................  $  7.26     $ 9.31     $10.70     $12.38           $10.53
                                                              =======     ======     ======     ======           ======
Total return................................................   (20.87)%   (11.83)%   (12.49)%    18.58%            5.92%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......................  $   9.0     $ 10.0     $  9.1     $  4.4           $  2.2
  Ratios to average net assets:
    Ratios net of expenses voluntarily reduced or reimbursed
      by advisor (note 3):
      Expenses..............................................     1.05%      1.03%      1.08%      1.28%            1.77%(a)
      Net investment income.................................     1.39%      1.41%      1.32%      1.05%            1.04%(a)
    Ratios assuming no expenses voluntarily reduced or
      reimbursed by advisor (note 3):
      Expenses..............................................     1.05%      1.03%      1.08%      1.28%            2.41%(a)
Portfolio turnover rate.....................................       84%        96%        70%        50%              38%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

 * Represents commencement of operations.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 OBJECTIVE

The High Income Bond Portfolio seeks high current income by investing primarily in lower rated corporate debt obligations.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                     3.98%
Since inception (5/1/98)                     0.54%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the twelve months ended December 31, 2002, the high yield market underperformed the high quality bond market. The high yield market, as measured by the Merrill Lynch High Yield Index, returned (1.89)% for the twelve-month period ended December 31, 2002, compared to the high quality bond market, measured by the Merrill Lynch Corporate Bond Index, which returned 10.17% over the same period.

The high yield market continued to be very volatile over the course of 2002, as investors received mixed signals as to the direction and strength of the economic recovery. To illustrate the volatility of the market, the high yield market spread over Treasurys began 2002 at approximately 868 basis points; by October it had widened to 1,080 basis points and finally tightened to 947 basis points at the end of 2002. Modest improvements in economic growth and corporate profitability created positive investor sentiment during the first half of the year. However, the second half of the year was marked by more pessimism as a result of corporate malfeasance, rising unemployment, and geopolitical events which sparked investors to flee to more risk-adverse asset classes. During the second half of 2002, the high yield market was also pressured by increased supply as the rating agencies downgraded billions of dollars of debt from investment grade to sub-investment grade ("Fallen Angels"). As investment grade fund managers sold off large issuers such as WorldCom, Tyco, Quest Communications, Williams Companies, and El Paso Corporation, it put significant downward pressure on the high yield market. Finally, the market default rate reached cyclically high levels during the course of the year, but began to recede in the latter portion of 2002.

For the year ended December 31, 2002, the Ohio National High Income Bond Portfolio returned 3.98% versus Lehman Brothers High Yield Bond Index, which returned 1.41%. The Portfolio also outperformed the average of the Lipper Variable Annuity High Yield Universe, which had a return of (0.69)% during the year. The Portfolio's strong relative performance was largely attributable to good security selection. The Portfolio is significantly underweight securities in the Wireline Telecommunications sector, which had a market return of -50.03% during the year, Utilities, which had a market return of (13.24)% and the Portfolio had no exposure to the Airline sector, which had a market return of (29.27)%. Conversely, overweight positions in Consumer Products, Lodging, and Gaming, which all had strong positive returns, favorably impacted the Portfolio's performance relative to the Lehman High Yield Index. Within the Wireless Telecommunications sector, which had a market return of (3.59)%, the Portfolio benefited from substantial overweights in Nextel Communications and AT&T Wireless, which both had positive returns in excess of 20%. Within the Utility sector, the Portfolio experienced good relative performance as its holdings in Caithness Coso, CMS Energy, and Public Service Enterprise Group all outperformed the sector. Other specific issues which outperformed during the year include Allied Holdings (Ground Transportation), Eagle-Picher (Conglomerate), Premier Parks (Leisure), and Primedia (Publishing). On the negative side, the Portfolio's performance was hurt by underperforming holdings in Charter Communications and NTL, Inc. (Cable Television), Airgate, Alamosa PCS (Wireless Communications), Calpine (Utilities), Foamex (Chemical) and Land O'Lakes (Food Products).

The Portfolio remains overweight in the Food, Consumer Products, Healthcare and Lodging sectors while we remain underweight in Wireline Telecommunications, Utilities and Technology, especially Communications Technology. We have modestly increased exposure to the Utility sector (although still a major underweight) which is now the largest industry sector in the high yield market given the substantial amount of investment grade paper that has been downgraded over the past six months. We believe selectivity in this sector will be a key determinant of 2003 performance. Given the fourth quarter strength in semi-distressed names, we reduced our exposure to names like Revlon where issuer fundamentals did not match security price gains. We were fairly active in the new issue market in the fourth quarter as new issues appeared more attractive than secondary names.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                              HIGH INCOME BOND PORTFOLIO
                                                (COMMENCED OPERATIONS      LEHMAN BROTHERS HIGH-YIELD   MERRILL LYNCH HIGH-YIELD
                                                   JANUARY 3, 1997)                BOND INDEX                  BOND INDEX
                                              --------------------------   --------------------------   ------------------------
5/98                                                 $10000.00                     $10000.00                   $10000.00
                                                      10090.00                      10343.00                    10118.00
                                                       9958.83                      10838.40                    10036.00
'99                                                   10172.00                      10775.60                    10312.00
                                                      10157.70                      10880.10                    10293.50
'00                                                    9963.70                      11229.30                    10198.80
                                                       9435.62                      11979.50                     9774.50
'01                                                    9655.47                      12389.20                    10249.50
                                                       9838.92                      12971.50                    10379.70
                                                       9857.62                      13599.30                     9820.25
'02                                                   10230.20                      13154.60                    10183.60

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

Merrill Lynch High-Yield Bond is an index consisting of all domestic and Yankee high-yield bonds with a minimum outstanding amount of $100 million and maturing over 1 year. The quality range is less than BBB-/Baa3 but not in default (DDD1 or less). Split-rated issues (investment grade by one rating agency and high-yield by another) are included in this index based on the bond's corresponding composite rating.

The Lehman Brothers High Yield Bond Index includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity. The index is unmanaged, and investments cannot be made in an index.

We are now using the Lehman Brothers High Yield Bond Index as this Portfolio's benchmark because we believe the Portfolios investments more closely resemble the securities represented in that Index than those in the former benchmark, the Merrill Lynch High Yield Bond Index, 10-15 years.

 TOP 10 BOND HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Allied Waste N. A. Ser. B
     7.625% 01/01/06                        1.5
 2.  Premier Parks Inc. due
     04/01/08 0.000% til 04/01/03
     then 10.000%                           1.4
 3.  Lear Corp 8.110% 05/15/09              1.4
 4.  Chancellor Media Corp. 8.125%
     12/15/07                               1.2
 5.  Nextel Communications due
     02/15/08 0.000% til 02/15/03
     then 9.950%                            1.2
 6.  Nextel Communications 9.375%
     11/15/09                               1.2
 7.  Mandalay Resort Ser. B
     10.250% 08/01/07                       1.1
 8.  HMH Properties, Inc. Ser. B
     7.875% 08/01/08                        1.0
 9.  Echostar DBS 9.375% 02/01/09           0.9
10.  Kinetic Concepts, Inc. Ser. B
     9.625% 11/01/07                        0.9

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Hotels, Lodging & Casinos              11.1
 2.  Medical & Related                       8.4
 3.  Consumer Products                       6.7
 4.  Food & Related                          5.1
 5.  Telecommunications & Related            4.8

---------------

  *  Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             AEROSPACE (0.2%)
$   37,000   Anteon Corp. 12.000% 05/15/09......  $    40,515
                                                  -----------
             ADVERTISING (0.6%)
    50,000   Lamar Media Corp. (144A) 7.250%
              01/01/13..........................       51,063
    50,000   RH Donnelley Financial Corp. (144A)
              10.875% 12/15/12..................       54,750
                                                  -----------
                                                      105,813
                                                  -----------
             AUTOMOTIVE & RELATED (4.0%)
    50,000   Accuride Corp. Ser. B 9.250%
              02/01/08..........................       29,250
    75,000   American Axle & Mfg. 9.750%
              03/01/09..........................       81,000
    50,000   Arvin Industries Inc. 7.125%
              03/15/09..........................       48,875
    50,000   Arvinmeritor 8.750% 03/01/12.......       52,000
    50,000   Collins & Aikman Products 11.500%
              04/15/06..........................       42,250
    50,000   Collins & Aikman Products 10.750%
              12/31/11..........................       47,750
   225,000   Lear Corp. 8.110% 05/15/09.........      239,063
    50,000   Lear Corp. Ser. B 7.960%
              05/15/05..........................       51,625
    50,000   Rexnord Corp. (144A) 10.125%
              12/15/12..........................       52,000
    50,000   Stoneridge Inc. 11.500% 05/01/12...       47,750
                                                  -----------
                                                      691,563
                                                  -----------
             BROADCAST RADIO & TV (2.4%)
   200,000   Chancellor Media Corp. 8.125%
              12/15/07..........................      211,000
    50,000   Chancellor Media Corp. 8.000%
              11/01/08..........................       54,312
    50,000   Liberty Media Corp. 7.750%
              07/15/09..........................       54,393
   100,000   Panamsat Corp. (144A) 8.500%
              02/01/12..........................       97,500
                                                  -----------
                                                      417,205
                                                  -----------
             BUILDING & CONSTRUCTION (2.9%)
    50,000   Associated Materials Inc. 9.750%
              04/15/12..........................       52,750
    50,000   Brand Serv. Inc. (144A) 12.000%
              10/15/12..........................       52,500
    50,000   Collins & Aikman Floorcoverings
              9.750% 02/15/10...................       50,250
   100,000   MMI Products Inc. Ser. B 11.250%
              04/15/07..........................       92,500
   100,000   NCI Building Systems Inc. Ser. B
              9.250% 05/01/09...................      103,000
    50,000   Nortek Inc. Ser. B 9.125%
              09/01/07..........................       51,500
    95,000   Unifrax Investment Corp. 10.500%
              11/01/03..........................       95,475
                                                  -----------
                                                      497,975
                                                  -----------
             BUSINESS EQUIPMENT & SERVICES (2.6%)
    50,000   The Brickman Group Ltd. (144A)
              11.750% 12/15/09..................       52,500
   100,000   Buhrmann US Inc. 12.250%
              11/01/09..........................       92,500
    50,000   Coinmach Corp. 9.000% 02/01/10.....       52,750
    50,000   Global Imaging Systems 10.750%
              02/15/07..........................       50,250
   100,000   Sitel Corp. NT 9.250% 03/15/06.....       91,500
   125,000   Xerox Corp. (144A) 9.750%
              01/15/09..........................      120,625
                                                  -----------
                                                      460,125
                                                  -----------
             CABLE TV (3.6%)
   325,000   Charter Communications due 04/01/11
              0% til 04/01/04 then 9.920%.......      115,375
   150,000   Charter Communications due 01/15/11
              0% til 01/15/06 then 13.50%.......       36,750
   150,000   CSC Holdings Inc. 7.250% 7/15/08...      140,625

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             CABLE TV (CONTINUED)
$  150,000   Echostar DBS 9.375% 02/01/09.......  $   159,750
    50,000   Lenfest Communications 10.500%
              06/15/06..........................       54,250
   500,000   NTL Inc. due 04/01/08 0% til
              04/01/03 then 9.750% (c)..........       52,500
    50,000   Quebecor Media Inc. 11.125%
              07/15/11..........................       46,250
    50,000   Quebecor Media Inc. due 7/15/11 0%
              til 07/01/06 then 13.750%.........       28,250
                                                  -----------
                                                      633,750
                                                  -----------
             CHEMICALS (3.2%)
    50,000   Compass Minerals Group 10.000%
              08/15/11..........................       55,000
    75,000   Equistar Chemical Funding 10.125%
              09/01/08..........................       68,625
    50,000   FMC Corp. (144A) 10.250%
              11/01/09..........................       54,250
    50,000   Foamex LP 13.500% 08/15/05.........       15,250
    50,000   Foamex LP 9.875% 06/15/07..........       14,750
    50,000   Foamex LP (144A) 10.750%
              04/01/09..........................       35,250
    50,000   General Chemical Ind. Prod. 10.625%
              05/01/09..........................       30,750
   100,000   Huntsman ICI Chemicals 10.125%
              07/01/09..........................       83,500
    50,000   Lyondell Chemical Co. 9.625%
              05/01/07..........................       48,125
    50,000   Lyondell Chemical Co. 10.875%
              05/01/09..........................       42,500
    50,000   Lyondell Chemical Co. 9.500%
              12/15/08..........................       46,750
    50,000   Salt Hldgs. Corp. (144A) due
              12/15/12 0% til 12/01/07 then
              12.750%...........................       27,250
    50,000   Texas Petrochemicals 11.125%
              07/01/06..........................       30,750
                                                  -----------
                                                      552,750
                                                  -----------
             CONGLOMERATES (0.5%)
   125,000   Eagle Pitcher Inds. 9.375%
              03/01/08..........................       88,125
                                                  -----------
             CONSUMER PRODUCTS (6.7%)
    75,000   Albecca Inc. 10.750% 08/15/08......       80,906
    75,000   American Achievement Corp. Ser. B
              11.625% 01/01/07..................       79,875
   100,000   American Greeting Corp. 11.750%
              07/15/08..........................      109,500
   100,000   Amscan Holdings Inc. 9.875%
              12/15/07..........................       93,500
    75,000   Armkel Corp. 9.500% 08/15/09.......       81,562
    50,000   Chattem Inc. Ser. B 8.875%
              04/01/08..........................       51,750
    50,000   Icon Health & Fitness Inc. 11.250%
              04/01/12..........................       43,750
    75,000   Jostens Inc. 12.750% 05/01/10......       85,500
    75,000   Levi Strauss & Co. 11.625%
              01/15/08..........................       73,125
   100,000   PCA Intl. Inc. (144A) 11.875%
              08/01/09..........................       99,500
   100,000   Playtex Products Inc. 9.375%
              06/01/11..........................      109,500
    50,000   Sealy Mattress Co. Ser. B 10.875%
              12/15/07*.........................       48,750
    50,000   True Temper Sports Inc. Ser. B
              10.875% 12/01/08..................       51,750
   100,000   United Inds. Corp. Ser. B 9.875%
              04/01/09..........................      101,500
    50,000   Volume Services America 11.250%
              03/01/09..........................       47,750
                                                  -----------
                                                    1,158,218
                                                  -----------
             CONTAINERS (3.6%)
    50,000   Berry Plastics Corp. 10.750%
              07/15/12..........................       53,000
    50,000   Graham Pkg. Co. Ser. B 8.750%
              01/15/08..........................       48,750
    50,000   Graham Pkg. Co. Ser. B 5.545%
              01/15/08..........................       42,250

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             CONTAINERS (CONTINUED)
$   50,000   Greif Bros. Corp. 8.875% 8/01/12...  $    53,250
    50,000   Jefferson Smurfit Corp. (144A)
              8.250% 10/01/12...................       51,500
   100,000   Owens-Illinois Inc. 7.150%
              05/15/05..........................       97,500
    75,000   Owens-Illinois Inc. 8.100%
              05/15/07..........................       72,750
    50,000   Pliant Corp. 13.000% 06/01/10......       45,250
    75,000   Pliant Corp. 13.000% 06/01/10......       67,875
     7,310   Russell Stanley Holdings (144A)
              9.000% 11/30/08...................        3,344
   100,000   Tekni-Plex Inc. Ser. B 12.750%
              06/15/10..........................       91,500
                                                  -----------
                                                      626,969
                                                  -----------
             ECOLOGICAL SERVICES & EQUIPMENT (2.5%)
   250,000   Allied Waste N.A. Ser. B 7.625%
              01/01/06..........................      248,750
   125,000   Allied Waste N.A. Ser. B 10.000%
              08/01/09..........................      125,000
    50,000   Synagro Technologies Inc. 9.500%
              04/01/09..........................       52,375
                                                  -----------
                                                      426,125
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (2.1%)
    60,000   Amphenol Corp. 9.875% 05/15/07.....       62,850
   100,000   Fairchild Semiconductor 10.375%
              10/01/07..........................      105,500
   100,000   Ingram Micro Inc. 9.875%
              08/15/08..........................      106,000
    50,000   Seagate Technology (144A) 8.000%
              05/15/09..........................       51,500
    50,000   Wesco Distribution Inc. 9.125%
              06/01/08..........................       40,250
                                                  -----------
                                                      366,100
                                                  -----------
             ENTERTAINMENT & LEISURE (3.2%)
    75,000   AMC Entertainment Inc. 9.875%
              02/01/12..........................       74,250
    50,000   AMF Bowling Worldwide Inc. (b)(c)
              13.000% 02/28/08..................       51,500
    50,000   Hard Rock Hotel Inc. Ser. B 9.250%
              04/01/05..........................       51,000
    50,000   Intrawest Corp. (144A) 10.500%
              02/01/10..........................       52,250
   250,000   Premier Parks Inc. due 04/01/08 0%
              til 04/01/03 then 10.000%.........      241,250
    75,000   Regal Cinemas Inc. 9.375%
              02/01/12..........................       80,063
                                                  -----------
                                                      550,313
                                                  -----------
             FOOD & RELATED (5.1%)
    75,000   Agrilink Foods Inc. 11.875%
              11/01/08..........................       81,000
    50,000   American Seafoods Group 10.125%
              04/15/10..........................       51,250
    50,000   B&G Foods Inc. 9.625% 08/01/07.....       51,750
    50,000   Buffets Inc. (144A) 11.250%
              07/15/10..........................       47,500
   100,000   Carrols Corp. 9.500% 12/01/08......       87,500
    50,000   Constellation Brands Inc. Ser. B
              8.000% 02/15/08...................       53,000
    50,000   Cott Beverages Inc. 8.000%
              12/15/11..........................       52,875
   100,000   Del Monte Corp. Ser. B 9.250%
              05/15/11..........................      104,500
    50,000   Del Monte Corp. (144A) 8.625%
              12/15/12..........................       51,250
    50,000   Dimon Inc. Ser. B 9.625%
              10/15/11..........................       53,500
   100,000   Eagle Family Foods Inc. Ser. B
              8.750% 01/15/08...................       68,500
    50,000   Michael Foods Ser. B 11.750%
              04/01/11..........................       56,250
    75,000   New World Pasta Co. 9.250%
              02/15/09..........................       37,875

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             FOOD & RELATED (CONTINUED)
$   50,000   Smithfield Foods Inc. Ser. B 8.000%
              10/15/09..........................  $    51,250
    50,000   Swift & Co. (144A) 10.125%
              10/01/09..........................       47,500
                                                  -----------
                                                      895,500
                                                  -----------
             FORESTRY & PAPER PRODUCTS (3.0%)
   125,000   Georgia-Pacific Corp. 7.500%
              05/15/06..........................      120,000
   125,000   Georgia-Pacific Corp. 8.125%
              05/15/11..........................      119,375
    50,000   MDP Acquisitions PLC (144A) 9.625%
              10/01/12..........................       52,500
    50,000   MDP Acquisitions PLC (144A) 15.500%
              10/01/13..........................       53,250
    50,000   Riverwood Intl. Co. 10.625%
              08/01/07..........................       51,750
    50,000   Riverwood Intl. Co. 10.875%
              04/01/08..........................       50,750
    75,000   Stone Container 9.750% 02/01/11....       80,625
                                                  -----------
                                                      528,250
                                                  -----------
             HOTELS, LODGING & CASINOS (11.1%)
    50,000   Boyd Gaming Corp. 8.750%
              04/15/12..........................       52,750
    50,000   Boyd Gaming Corp. (144A) 7.750%
              12/15/12..........................       49,750
    50,000   Coast Hotels & Casino 9.500%
              04/01/09..........................       53,375
    50,000   Courtyard By Marriott II Ser. B
              10.750% 02/01/08..................       51,125
    50,000   Felcor Lodging 9.500% 09/15/08.....       50,750
    50,000   Florida Panthers 9.875% 04/15/09...       52,250
    75,000   Harrahs Operating Co. Inc. 7.875%
              12/15/05..........................       80,437
   100,000   Hilton Hotels Corp. 7.625%
              05/15/08..........................      101,125
   175,000   HMH Properties Inc. Ser. B 7.875%
              08/01/08..........................      169,750
    75,000   ITT Corp. 6.750% 11/15/05..........       74,344
    50,000   Isle of Capri Casinos Inc. 9.000%
              03/15/12..........................       52,125
   175,000   Mandalay Resort Ser. B 10.250%
              08/01/07..........................      192,281
    75,000   Meristar Hospitality Corp. 9.125%
              01/15/11..........................       65,625
   100,000   MGM Grand Inc. 9.750% 06/01/07.....      111,000
    75,000   MGM Mirage 8.500% 09/15/10.........       83,018
    50,000   Mohegan Tribal Gaming 8.000%
              04/01/12..........................       52,625
   100,000   Park Place Entertainment 7.875%
              03/15/10..........................      102,250
   100,000   Park Place Entertainment 8.125%
              05/15/11..........................      104,125
    50,000   Penn National Gaming Inc. 11.125%
              03/01/08..........................       54,750
    50,000   RFS Partnership 9.750% 03/01/12....       51,250
   150,000   Starwood Hotels & Resort (144A)
              7.375% 05/01/07...................      148,125
    50,000   Sun Intl. Hotels Ltd. 8.875%
              08/15/11..........................       51,500
    75,000   Venetian Casino/LV Sands (144A)
              11.000% 06/15/10..................       78,750
    50,000   Wynn Las Vegas LLC 12.000%
              11/01/10..........................       50,500
                                                  -----------
                                                    1,933,580
                                                  -----------
             MACHINERY (1.4%)
    75,000   Agco Corp. 9.500% 05/01/08.........       81,375
    50,000   Briggs & Stratton Corp. 8.875%
              03/15/11..........................       54,250
   100,000   Columbus McKinnon Corp. 8.500%
              04/01/08..........................       72,500
   100,000   Simonds Inds. Inc. 10.250%
              07/01/08 (b)(c)...................       30,500
                                                  -----------
                                                      238,625
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             MANUFACTURING (0.9%)
$   50,000   Cabot Safety Corp. 12.500%
              07/15/05..........................  $    50,250
    75,000   Hexcel Corp. 9.750% 01/15/09.......       63,375
    50,000   Tyco Intl. Group 5.800% 08/01/06...       46,813
                                                  -----------
                                                      160,438
                                                  -----------
             MEDICAL & RELATED (8.4%)
    50,000   Advanced Medical Optics 9.250%
              07/15/10..........................       51,750
   100,000   Alaris Medical Inc. Ser. B 11.625%
              12/01/06..........................      113,500
   100,000   Alliance Imaging Inc. 10.375%
              04/15/11..........................       96,500
   125,000   Columbia HCA Healthcare 6.910%
              06/15/05..........................      132,047
   100,000   Conmed Corp. 9.000% 03/15/08.......      104,500
    50,000   Extendicare Health Services (144A)
              9.500% 07/01/10...................       48,750
   100,000   Fisher Scientific Intl. 9.000%
              02/01/08..........................      105,000
   100,000   Hanger Orthopedic Grp. 11.250%
              06/15/09..........................      103,500
   125,000   HCA -- The Health Care Co. 8.750%
              09/01/10..........................      143,542
   150,000   Kinetic Concepts Inc. Ser. B 9.625%
              11/01/07..........................      156,750
    50,000   Magellan Health Svcs. Inc. (144A)
              9.375% 11/15/07...................       39,250
   100,000   Magellan Health Svcs. Inc. 9.000%
              02/15/08..........................       25,500
    50,000   Manor Care Inc. 8.000% 03/01/08....       52,813
    50,000   Sybron Dental Specialties Svcs.
              8.125% 06/15/12...................       50,750
    50,000   Tenet Healthcare Corp. 6.375%
              12/01/11..........................       45,000
    50,000   Triad Hospitals Ser. B 8.750%
              05/01/09..........................       53,750
    50,000   US Oncology Inc. 9.625% 02/01/12...       51,250
   100,000   Vanguard Health Systems 9.750%
              08/01/11..........................       96,500
                                                  -----------
                                                    1,470,652
                                                  -----------
             METAL, MINING & STEEL (1.6%)
   100,000   Euramax Intl. 11.250% 10/01/06.....      103,000
    50,000   Jarden Corp. 9.750% 05/01/12.......       51,250
    50,000   Neenah Corp. Ser. B 11.125%
              05/01/07..........................       16,000
   100,000   Neenah Corp. Ser. F 11.125%
              05/01/07..........................       32,000
    50,000   Republic Technologies International
              Inc. 13.750% 07/15/09 (c).........        2,125
    75,000   Ryerson Tull Inc. 9.125%
              07/15/06..........................       66,375
                                                  -----------
                                                      270,750
                                                  -----------
             OIL, ENERGY & NATURAL GAS (4.2%)
    50,000   Compton Petroleum Corp. 9.900%
              05/15/09..........................       52,250
    50,000   Continental Resources 10.250%
              08/01/08..........................       44,750
    50,000   Dresser Inc. 9.375% 04/15/11.......       50,250
    50,000   El Paso Energy Partners (144A)
              10.625% 12/01/12..................       50,750
    50,000   Forest Oil Corp. 10.500%
              01/15/06..........................       53,250
    50,000   Grant Prideco Escrow (144A) 9.000%
              12/15/09..........................       52,250
    50,000   Lone Star Technologies 9.000%
              06/01/11..........................       45,750
    25,000   Magnum Hunter Resources Ser. B
              9.600% 03/15/12...................       26,625
    50,000   Petroleum Helicopters 9.375%
              05/01/09..........................       52,750
    50,000   Pogo Production Co. Ser. B 10.375%
              02/15/09..........................       54,500
    50,000   Swift Energy Co. 9.375% 05/01/12...       48,750

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             OIL, ENERGY & NATURAL GAS (CONTINUED)
$   75,000   Tesoro Petroleum Corp. Ser. B
              9.625% 11/01/08...................  $    48,375
   100,000   Williams Cos. 6.500% 08/01/06......       69,500
    25,000   Williams Cos. 7.625% 07/15/19......       15,625
   100,000   Williams Cos. 7.875% 9/01/21.......       62,500
                                                  -----------
                                                      727,875
                                                  -----------
             PRINTING & PUBLISHING (3.2%)
    75,000   Advanstar Communications Ser. B
              12.000% 02/15/11..................       58,875
    75,000   American Media Operation Ser. B
              10.250% 05/01/09..................       78,000
    50,000   Block Communications Inc. 9.250%
              04/15/09..........................       51,500
   125,000   Dex Media East (144A) 12.125%
              11/15/12..........................      139,062
   100,000   Vertis Inc. 10.875% 06/15/09.......      105,000
    50,000   Yell Finance BV 10.750% 08/01/11...       54,750
   100,000   Yell Finance BV due 08/01/11 0% til
              08/01/06 then 13.500%.............       71,500
                                                  -----------
                                                      558,687
                                                  -----------
             RENTAL AUTO/EQUIPMENT (0.9%)
   125,000   United Rentals Inc. 10.750%
              04/15/08..........................      124,375
    50,000   United Rentals Inc. 9.000%
              04/01/09..........................       40,500
                                                  -----------
                                                      164,875
                                                  -----------
             RESTRAUANTS & RELATED (0.2%)
    50,000   Advantica Restaurants 11.250%
              01/15/08..........................       38,250
                                                  -----------
             RETAIL (2.2%)
    50,000   Advance Stores Co. Inc. 10.250%
              04/15/08..........................       53,000
   100,000   JC Penny Co. Inc. (144A) 9.000%
              08/01/12..........................      102,250
    50,000   JC Penny Co. Inc. 7.600%
              04/01/07..........................       50,312
    75,000   Michaels Stores 9.250% 07/01/09....       79,313
    50,000   Mothers Work Inc. 11.250%
              08/01/10..........................       53,500
    50,000   United Auto (144A) 9.625%
              03/15/12..........................       48,750
                                                  -----------
                                                      387,125
                                                  -----------
             TELECOMMUNICATIONS & RELATED (4.8%)
    75,000   Airgate PCS Inc. due 10/01/09 0%
              til 10/01/04 then 13.500%.........        8,625
   125,000   Alamosa PCS Holdings Inc. due
              02/15/10 0% til 02/15/05 then
              12.875%...........................       23,125
   100,000   AT&T Wireless Svs. 7.875%
              03/01/11..........................      100,250
   125,000   Global Crossing Hldgs. 9.500%
              11/15/09 (c)......................        4,219
    50,000   Horizon PCS Inc. 13.750%
              06/15/11..........................        9,750
    50,000   Millicom Intl. 13.500% 06/01/06....       24,500
   225,000   Nextel Communications due 02/15/08
              0% til 02/15/03 then 9.950%.......      205,875
   225,000   Nextel Communications 9.375%
              11/15/09..........................      205,313
    50,000   Nextel Partners Inc. 12.500%
              11/15/09..........................       45,250
    50,000   Rogers Cantel 8.800% 10/01/07......       42,750
    65,000   Tritel PCS Inc. due 05/15/09 0% til
              05/15/04 then 12.750%.............       60,937
    50,000   Triton PCS Inc. due 05/01/08 0% til
              05/01/03 then 11.000%.............       43,250
    81,000   VoiceStream Wireless Holdings due
              11/15/09 0% til 11/15/04 then
              11.875%...........................       69,053
                                                  -----------
                                                      842,897
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             TEXTILES & RELATED (1.2%)
$   50,000   GFSI Inc. Ser. B 9.625% 03/01/07...  $    40,250
    75,000   Glenoit Corp. 11.000% 04/15/07 (b)
              (c)...............................            1
    50,000   Russell Corp. 9.250% 05/01/10......       54,125
   100,000   William Carter Co. Ser. B 10.875%
              08/15/11..........................      109,500
                                                  -----------
                                                      203,876
                                                  -----------
             TRANSPORTATION & EQUIPMENT (1.6%)
   100,000   Allied Holdings Inc. Ser. B 8.625%
              10/01/07..........................       77,500
   100,000   Stena Line AB (144A) 9.625%
              12/01/12..........................      103,500
   100,000   Stena Line AB 10.500% 12/15/05.....      103,500
                                                  -----------
                                                      284,500
                                                  -----------
             UTILITIES (3.7%)
    92,815   Caithness Coso Fund Corp. Ser. B
              9.050% 12/15/09...................       91,422
   275,000   Calpine Corp. 8.500% 02/15/11......      123,750
   175,000   Calpine Canada Energy 8.500%
              05/01/08..........................       79,625
   125,000   CMS Energy Corp. 8.500% 04/15/11...      106,875
    75,000   CMS Energy Corp. 8.900% 07/15/08...       67,125
    50,000   Illinois Power Co. (144A) 11.500%
              12/15/10..........................       48,500
   100,000   PSEG Energy Holdings 10.000%
              10/01/09..........................       82,875
    50,000   PSEG Energy Hldgs. 8.625%
              2/15/08...........................       40,563
                                                  -----------
                                                      640,735
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (91.6%)...........................  $15,962,161
                                                  -----------

                                                     FAIR
  SHARES              PREFERRED STOCKS               VALUE
-------------------------------------------------------------
             BROADCAST RADIO & TV (0.2%)
       375   Sinclair Capital...................  $    39,844
                                                  -----------
             PRINTING & PUBLISHING (0.6%)
       650   Primedia Inc. Series H.............       40,138
     1,000   Primedia Inc. .....................       62,500
                                                  -----------
                                                      102,638
                                                  -----------
             TELECOMMUNICATIONS & RELATED (0.0%)
       814   *McLeod USA Inc. ..................  $     3,337
                                                  -----------
             TOTAL PREFERRED STOCKS (0.8%)......  $   145,819
                                                  -----------

                                                     FAIR
  SHARES                  WARRANTS                   VALUE
-------------------------------------------------------------
       127   AMF Bowling Worldwide..............  $     2,383
       300   AMF Bowling Worldwide..............        2,137
       293   AMF Bowling Worldwide..............        1,282
     2,428   Call-Net Enterprises Inc. .........        1,505
        75   Jostens Inc. ......................        2,550
       740   Loral Space & Comm.................           96
     1,805   McLeod USA Inc. ...................          632
        75   Pliant Corp. ......................           84
       692   Viatel Holding Ltd. ...............          353
        50   XM Satellite Radio.................           50
                                                  -----------
             TOTAL WARRANTS (0.1%)..............  $    11,072
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (5.2%)
$  906,000   US Bank 1.050% 01/02/03 Repurchase
              price $906,062 Collateralized by
              Freddie Mac Mortgage Back Pool
              #G11298 Fair Value: $924,140 Face
              Value: $940,123 Due: 08/01/17
              Interest: 5.00%...................  $   906,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (5.2%)............................  $   906,000
                                                  -----------
             TOTAL HOLDINGS (97.7%) (COST
              $18,363,523) (a)..................  $17,025,052
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (2.3%)................      398,999
                                                  -----------
             NET ASSETS (100.0%)................  $17,424,051
                                                  ===========

---------------

     * Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term rates. The rates presented in this report represent the rates that were in effect on December 31, 2002. The maturity dates presented reflect the stated maturity date.
   (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $718,330.
   (b)  Represents an illiquid security.
   (c)  Represents a defaulted security.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $2,017,469 or 11.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $18,363,523)......................  $17,025,052
  Cash......................................        2,889
  Receivable for fund shares sold...........       31,465
  Dividends & accrued interest receivable...      381,522
                                              -----------
    Total assets............................   17,440,928
                                              -----------
Liabilities:
  Payable for fund shares redeemed..........            8
  Payable for investment management services
    (note 3)................................        6,366
  Accrued professional fees.................          982
  Accrued accounting and transfer agent
    fees....................................        8,092
  Accrued printing and proxy fees...........          474
  Other accrued expenses....................          955
                                              -----------
    Total liabilities.......................       16,877
                                              -----------
Net assets..................................  $17,424,051
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 2,532,774
  Paid-in capital in excess of par value....   19,199,268
  Accumulated net realized loss on
    investments.............................   (3,698,124)
  Net unrealized depreciation on
    investments.............................   (1,338,471)
  Undistributed net investment income.......      728,604
                                              -----------
Net assets..................................  $17,424,051
                                              ===========
Shares outstanding..........................    2,532,774
Net asset value per share...................  $      6.88
                                              ===========

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest...................................  $ 1,700,264
  Dividends..................................       23,369
  Other Income...............................        2,368
                                               -----------
    Total investment income..................    1,726,001
                                               -----------
Expenses:
  Management fees (note 3)...................      123,851
  Custodian fees.............................        4,800
  Directors' fees............................        1,000
  Professional fees..........................        8,225
  Accounting and transfer agent fees.........       43,491
  Printing and proxy fees....................        2,558
  Filing fees................................          182
  Other......................................           73
                                               -----------
    Total expenses...........................      184,180
                                               -----------
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)......       (4,485)
                                               -----------
    Net expenses.............................      179,695
                                               -----------
    Net investment income....................    1,546,306
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........   (1,752,213)
  Change in unrealized appreciation
    (depreciation) on investments............      815,483
                                               -----------
      Net loss on investments................     (936,730)
                                               -----------
      Net increase in net assets from
         operations..........................  $   609,576
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                                 2002            2001
                                                              -----------     -----------
From operations:
  Net investment income.....................................  $ 1,546,306     $ 1,363,190
  Realized loss on investments..............................   (1,752,213)     (1,542,795)
  Change in unrealized appreciation (depreciation) on
    investments.............................................      815,483         797,322
                                                              -----------     -----------
      Net increase in net assets from operations............      609,576         617,717
                                                              -----------     -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................   (1,369,160)     (2,040,964)
  Return of capital.........................................     (276,255)              0
                                                              -----------     -----------
      Total dividends and distributions.....................   (1,645,415)     (2,040,964)
                                                              -----------     -----------
From capital share transactions (note 4):
  Received from shares sold.................................   10,273,131       9,101,553
  Received from dividends reinvested........................    1,645,415       2,040,964
  Paid for shares redeemed..................................   (9,471,469)     (8,307,944)
                                                              -----------     -----------
    Increase in net assets derived from capital share
     transactions...........................................    2,447,077       2,834,573
                                                              -----------     -----------
  Increase in net assets....................................    1,411,238       1,411,326
Net Assets:
  Beginning of year.........................................   16,012,813      14,601,487
                                                              -----------     -----------
  End of year (a)...........................................  $17,424,051     $16,012,813
                                                              ===========     ===========
(a) Includes undistributed net investment income of.........  $   728,604     $   735,752
                                                              ===========     ===========

 FINANCIAL HIGHLIGHTS

                                                                     YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------       MAY 1, 1998 TO
                                                               2002       2001       2000       1999      DECEMBER 31, 1998*
                                                              ------     ------     ------     ------     ------------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................  $ 7.32     $ 8.02     $ 9.22     $ 9.59           $10.00
Income (loss) from investment operations:
  Net investment income.....................................    0.63       1.03(c)    0.58       0.57             0.38
  Net realized & unrealized loss on investments.............   (0.36)     (0.70)(c)  (1.20)     (0.38)           (0.40)
                                                              ------     ------     ------     ------           ------
    Total income (loss) from investment operations..........    0.27       0.33      (0.62)      0.19            (0.02)
                                                              ------     ------     ------     ------           ------
  Less distributions:
    Dividends from net investment income....................   (0.59)     (1.03)     (0.58)     (0.56)           (0.37)
    Distributions from net realized capital gains...........    0.00       0.00       0.00       0.00            (0.02)
    Return of capital.......................................   (0.12)      0.00       0.00       0.00             0.00
                                                              ------     ------     ------     ------           ------
      Total distributions...................................   (0.71)     (1.03)     (0.58)     (0.56)           (0.39)
                                                              ------     ------     ------     ------           ------
Net asset value, end of period..............................  $ 6.88     $ 7.32     $ 8.02     $ 9.22           $ 9.59
                                                              ======     ======     ======     ======           ======
Total return................................................    3.98%      4.27%     (7.10)%     1.95%            0.20%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......................  $ 17.4     $ 16.0     $ 14.6     $ 12.6           $ 10.4
  Ratios to average net assets:
    Ratios net of expenses voluntarily reduced or reimbursed
      by advisor (note 3):
      Expenses..............................................    1.09%      1.15%      1.10%      1.13%            1.20%(a)
      Net investment income.................................    9.36%      8.64%(c)   6.67%      6.19%            5.79%(a)
    Ratios assuming no expenses voluntarily reduced or
      reimbursed by advisor (note 3):
      Expenses..............................................    1.12%      1.15%      1.10%      1.13%            1.20%(a)
Portfolio turnover rate.....................................      46%        41%        21%        31%              11%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

(c) Without the adoption of the change in amortization method as discussed in
    Note 1 in the Notes to the Financial Statements, these amounts would have been:

      Net investment income.................................  $ 0.91
      Net realized and unrealized gain (loss)...............  $(0.58)
      Net investment income ratio...........................    7.01%

 * Represents commencement of operations.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 OBJECTIVE

The Capital Growth Portfolio seeks capital appreciation by investing primarily in common stocks of emerging growth companies.

 PERFORMANCE AS OF DECEMBER 31, 2002

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                   -42.06%
Since inception (5/1/98)                     3.22%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the year ended December 31, 2002, the Ohio National Capital Growth Portfolio returned (42.06)% versus the Russell 2000 Growth Index return of (30.27)%.

Our significant underperformance for the year can be largely traced to our emphasis on emerging growth companies. These faster growth companies fell more sharply than many less growth-oriented companies that compose the broad benchmark. As investors shortened their horizons throughout 2001-2002, the multiples of our universe shrunk markedly, from north of 40X earnings in 2000 to 23X earnings in mid-year 2002. The S&P 500 P/E stood at 20X in mid 2002, near parity with emerging growth stocks. This contraction in emerging growth multiples came as the economy showed signs of firming, and many emerging growth companies produced superior fundamental results. Marvell Technology Group conquered the emerging gigabyte Ethernet semiconductor segment. Marvell benefited from the exit of a major competitor in storage chips for disk drives, and the company entered a new market for wireless LAN chips. In the last 12 months Marvell has expanded revenues by 74%, and increased earnings by more than 150%. Yet the stock declined from over $50.00 to a low near $16.00, before recovering somewhat in the fourth quarter. It is this kind of decoupling of fundamentals and stock price that most frustrated us for the first three quarters of the year. Fortunately, investors came to their senses in October and started to focus on the opportunities in quality emerging growth companies.

Much of our performance advantage in the quarter came from technology companies, which led a rally that began in October. We went into the quarter overweighted in technology relative to the benchmark, and our outperformance carried that overweight higher, until we started to harvest some of our gains late in November and into December. Performance in the sector came from a broad range of companies.

We owned a number of software companies that contributed strong returns in the quarter. We believe product demand for many software companies will slowly begin to improve in 2003. Besides historically cheap prices, we see many software companies with 20%-40% excess capacity. This suggests to us that many companies can increase production without any additional investment in their business, and in most cases the incremental revenue will drop right to the bottom line. Network Associates provides network management and network security to enterprises, and with the acquisition of McAfee Associates now completed, they have a significant presence in the consumer market. Their strong fourth quarter capped a great 2002, where they increased earnings over 600% from 2001, and built significant momentum going into 2003 where we think earnings and operating margins can continue to improve. MicroStrategy is one of several companies in the business intelligence software segment that provided good returns in the quarter. The company has innovative technology that enables its Fortune 1000 client base to analyze myriad transaction data from across their enterprise to reveal valuable business trends. The stock was a highflier in 1999-2000 reaching $175.00 a share before plummeting to single digits. The company lost its edge, getting distracted with acquisitions outside its core strengths, and taking on too much debt. By late spring this year we believed the company was making significant progress in addressing these problems. They had restructured debt, were buying back stock, and were launching a new product cycle. The stock had a good run in the fourth quarter. Despite that move up, the stock still trades at a very cheap 12X-14X EPS estimate for 2003. The MicroStrategy story is a confirmation of our commitment to maintaining the research focus on our universe of companies, particularly when the market is working against us. This research enables us to take advantage of the volatility and get into positions early, at, or near a market bottom, before many investors have responded.

Health care, which had been a rewarding area for many growth investors throughout the last year, cooled down some in the fourth quarter. Investors began to rotate money out of health care and into technology as the rally took hold in October. In late summer, we had sold out of a number of hospital and health care service providers that ended up declining sharply late in the year. We made good sell decisions in stocks like Lifepoint Hospitals, especially in light of

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO (CONTINUED)

the news on large-cap hospital company Tenet Healthcare, which is under investigation of aggressive Medicare billing. This news cast a cloud over the entire service provider group. With health care costs continuing to spiral up, and budget pressure coming out of Washington, we believe the environment for many health care service providers like hospitals and HMO's, leveraged to the government, will only get more challenging.

We, therefore, are focused on more secular growth opportunities. A good example is Pharmaceutical Product Development, Inc., which provides drug development and discovery services to biotechnology and pharmaceutical companies. In short, the company provides a range of services to get drugs through the various phases of the FDA approval process, and then into the marketplace. The company enjoys strong organic growth; earnings were up 30% last year and we think they can increase another 25%-30% in 2003. Trading at 17X our earnings estimate for 2003, the stock is trading at a very attractive price. We started building our position earlier in 2002, and were encouraged when the CEO made a significant purchase of stock in late spring. The stock traded in a volatile pattern through the summer, before making a solid move late in the year and contributing strong returns in the fourth quarter. We are optimistic for continued strong performance.

Few equity investors were sad to see 2002 end. The market wrung the excess out of the economy, and in our view overreacted in the face of what we think is a slowly improving economy. Nonetheless the market has the last vote, and it voted strongly against our investment style, and many of our stock selections last year. However, the market has abandoned this segment before: in 1994, when Cisco router growth slowed, all technology stocks faltered but resurrected when Netscape went public in 1995. In 1998, when the Asian crisis occurred, semiconductor and networking stocks collapsed but lifted briskly in 1999 as the Internet boom cycle ignited. We are more confident of one eventual outcome. At some point in the future, as they always have in the past, investors will dramatically extend their time horizons, pushing up small-cap growth valuations to historically consistent ranges. We look forward to better results ahead.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                           CAPITAL GROWTH PORTFOLIO (COMMENCED
                                                                 OPERATIONS MAY 1, 1998)          RUSSELL 2000 GROWTH PORTFOLIO
                                                           -----------------------------------    -----------------------------
5/98                                                                   $10000.00                           $10000.00
                                                                         9706.00                             9547.00
'98                                                                     10339.80                             9165.12
                                                                        18424.50                            10340.10
'99                                                                     31281.10                            13115.40
                                                                        34359.20                            13276.70
'00                                                                     23144.30                            10173.90
                                                                        21707.10                            10189.20
'01                                                                     19762.10                             9244.65
                                                                        14110.20                             7640.70
'02                                                                     11451.80                             6446.46

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

Russell 2000 Growth Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the investable U.S. equity market.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Overture Services, Inc.                3.3
 2.  02Micro International                  2.2
 3.  Pinnacle Systems, Inc.                 2.0
 4.  Photon Dynamics, Inc.                  1.8
 5.  Sunrise Assisted Living,
     Inc.                                   1.8
 6.  Power Intergrations, Inc.              1.7
 7.  Taro Pharmaceutical Inds.
     Ltd.                                   1.5
 8.  Accredo Health, Inc.                   1.5
 9.  United Surgical Partners               1.4
10.  Marvell Technoloy Group                1.4

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Electronics/Semiconductors             18.9
 2.  Medical & Related                      11.7
 3.  Drugs/Biotechnology                    12.2
 4.  Computer & Related                     10.6
 5.  Computer Software                       9.7

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             BANKING (1.3%)
     8,050   Boston Private Financial
              Holdings..........................  $   159,873
    10,500   *Net.Bank Inc. ....................      101,640
                                                  -----------
                                                      261,513
                                                  -----------
             BROADCAST RADIO & TV (4.2%)
     7,600   *Cox Radio Inc. CL A...............      173,356
     4,000   *Entercom Communications Corp. ....      187,680
    13,800   *Entravision Communications........      137,724
     3,050   *Hispanic Broadcasting Corp. ......       62,678
     6,300   *Radio One Inc. ...................       92,106
    11,600   *Radio One Inc. CL D...............      167,388
                                                  -----------
                                                      820,932
                                                  -----------
             BUSINESS SERVICES (7.1%)
     9,850   *AMN Health Care...................      166,564
     5,150   *Bright Horizons Family Solutions
              Inc. .............................      144,818
     4,100   *Corporate Executive Board Co. ....      130,872
     4,550   *Digitas Inc. .....................       15,743
     7,050   *eResearch Technology Inc. ........      118,087
     5,800   *FTI Consulting....................      232,870
     6,950   Global Payments Inc. ..............      222,470
     5,400   *Resources Connection Inc. ........      125,334
       350   *SM & A............................        1,291
     1,200   *SRA International Inc. CL A.......       32,508
    12,150   *West Corp. .......................      201,690
                                                  -----------
                                                    1,392,247
                                                  -----------
             COMPUTER & RELATED (9.6%)
     3,800   *Anteon International Corp. .......       91,200
     5,450   *Avocent Corp. ....................      121,099
    10,850   *Coinstar Inc. ....................      245,752
     4,550   *Costar Group Inc. ................       83,948
     4,750   *Documentum Inc. ..................       74,385
     1,950   *F5 Networks Inc. .................       20,943
     6,750   *Lending Tree......................       86,940
    23,800   *Overture Services Inc. ...........      649,978
       650   *PEC Solutions Inc. ...............       19,435
    28,450   *Pinnacle Systems Inc. ............      387,205
     1,300   *SI International Inc. ............       14,053
     3,250   *WebEx Communications Inc. ........       48,750
     6,600   *WebMD Corp. ......................       56,430
                                                  -----------
                                                    1,900,118
                                                  -----------
             COMPUTER SOFTWARE (7.4%)
    25,700   *Agile Software Corp. .............      198,918
     3,900   *Altiris Inc. .....................       62,088
     4,100   *Embarcadero Technologies Inc. ....       24,477
       900   *IMPAC Medical Systems Inc. .......       16,668
     7,800   *Internet Security Systems.........      142,974
    22,650   *MatrixOne Inc. ...................       97,395
     7,600   *Microstrategy Inc. ...............      114,760
     5,850   *NetIQ Corp. ......................       72,248
     2,150   *Network Associates Inc. ..........       34,594
     9,450   *Quest Software Inc. ..............       97,429
     1,300   *Retek Inc. .......................        3,536
     2,500   *Secure Computing Corp. ...........       16,025
     1,950   *Symantec Corp. ...................       78,995

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             COMPUTER SOFTWARE (CONTINUED)
     4,100   *Verisity Ltd. ....................  $    78,146
     3,900   *Verity Inc. ......................       52,225
    13,150   *WebMethods Inc. ..................      108,093
    12,350   *WebSense Inc. ....................      263,808
                                                  -----------
                                                    1,462,379
                                                  -----------
             CONSUMER PRODUCTS (1.9%)
     6,850   *Coach Inc. .......................      225,502
     4,350   *Leapfrog Enterprises Inc. ........      109,403
     3,900   *Select Comfort Corp. .............       36,660
                                                  -----------
                                                      371,565
                                                  -----------
             CONTAINERS (0.3%)
     4,750   *Constar International Inc. .......       55,812
                                                  -----------
             DRUGS/BIOTECHNOLOGY (10.6%)
    12,600   *Andrx Group.......................      184,842
     6,200   *Atherogenics Inc. ................       45,942
     2,600   *Cephalon Inc. ....................      126,537
     4,450   *Covance Inc. .....................      109,426
     1,750   *CV Therapeutics Inc. .............       31,885
     2,050   *Enzon Inc. .......................       34,276
    19,700   *EXACT Sciences Corp. .............      213,351
     4,350   *Inspire Pharmaceuticals Inc. .....       40,629
     3,700   *Intermune Inc. ...................       94,387
     6,450   *Inveresk Research Group Inc. .....      139,191
     6,850   *KV Pharmaceutical Co. CL-A........      158,920
     9,750   *Martek Bioscience Corp. ..........      245,310
     3,700   *Medicis Pharmaceutical CL-A.......      183,779
     1,300   *Neurocrine Biosciences............       59,358
     7,400   *Pharmaceutical Product
              Development.......................      216,598
     1,100   *Scios Nova Inc. ..................       35,838
     9,750   *Telik Inc. .......................      113,685
     1,500   *Trimeris Inc. ....................       64,635
                                                  -----------
                                                    2,098,589
                                                  -----------
             EDUCATION (1.1%)
     4,650   *Career Education Corp. ...........      186,000
       450   Strayer Education Inc. ............       25,875
                                                  -----------
                                                      211,875
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (14.7%)
     5,200   *Advanced Energy Inds Inc. ........       66,144
    17,100   *August Technology Corp. ..........       86,526
    10,750   *Cree Inc. ........................      175,762
     1,950   *Cymer Inc. .......................       62,888
     4,550   *Digital Insight Corp. ............       39,539
     4,550   *Electro Scientific Inds. Inc. ....       91,000
     2,600   *Exar Corp. .......................       32,240
     8,050   *Genesis Microchip Inc. ...........      105,052
    10,200   *Integrated Circuit Systems........      186,150
     2,800   *Integrated Device Technology
              Inc. .............................       23,436
    15,600   *Intersil Corp. ...................      217,464
    11,850   *Ixia..............................       43,253
     9,550   *LTX Corp. ........................       57,587
     2,500   *MKS Instruments Inc. .............       41,075
     4,350   *Nanometrics Inc. .................       18,226
     3,250   *Nvidia Corp. .....................       37,407

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (CONTINUED)
     9,750   *Omnivision........................  $   132,308
    15,800   *Photon Dynamics Inc. .............      360,240
    14,550   *PLX Technologies Inc. ............       56,891
    20,200   *Power Integrations Inc. ..........      343,400
     5,300   *RF Micor Devices Inc. ............       38,849
     8,450   *Rudolph Technologies Inc. ........      161,902
     3,900   *Semtech Corp. ....................       42,588
    22,350   *Silicon Image Inc. ...............      134,100
     1,100   *Silicon Laboratories Inc. ........       20,988
    18,000   *Skyworks Solutions Inc. ..........      155,160
     1,500   *Wilson Greatbatch Technologies....       43,800
    28,000   *Xicor Inc. .......................      104,440
     1,300   *Zoran Corp. ......................       18,291
                                                  -----------
                                                    2,896,706
                                                  -----------
             ENTERTAINMENT & LEISURE (1.6%)
     1,750   *Expedia Inc. CL A.................      117,128
     7,050   *Multimedia Games..................      193,593
                                                  -----------
                                                      310,721
                                                  -----------
             FOOD & RELATED (0.4%)
     4,750   *Horizon Organic Holding Corp. ....       76,903
                                                  -----------
             FINANCIAL SERVICES (0.7%)
     1,850   *Financial Federal Corp. ..........       46,490
     5,000   *InterCept Group Inc. .............       84,655
                                                  -----------
                                                      131,145
                                                  -----------
             HOTEL, LODGING & CASINOS (3.1%)
     5,750   *Alliance Gaming Corp. ............       97,922
     4,000   *Hotels.com CL A...................      218,520
     5,950   *Penn National Gaming Inc. ........       94,367
    11,050   *Station Casinos Inc. .............      195,585
                                                  -----------
                                                      606,394
                                                  -----------
             INDUSTRIAL SERVICES (0.9%)
     8,800   *Applied Films Corp. ..............      175,912
                                                  -----------
             INSURANCE (1.3%)
     8,350   *Amerigroup Corp. .................      253,088
                                                  -----------
             MEDICAL & RELATED (11.6%)
     8,350   *Accredo Health Inc. ..............      294,338
     5,100   *Advanced Neuromodulation
              Systems...........................      179,010
     7,800   *American Healthways Inc. .........      136,500
     5,550   *American Medical Systems..........       89,965
     2,150   *Cyberonics Inc. ..................       39,560
     6,600   *Integra Lifesciences Holdings
              Corp. ............................      116,490
     6,700   *Lifepoint Hospitals Inc. .........      200,538
    14,300   *Med-Design Corp. .................      115,229
         1   Medtronic Inc. ....................           46
    11,550   *Priority Healthcare Corp-B........      267,960
     3,150   *Respironics.......................       95,858
    13,900   *Sunrise Assisted Living Inc. .....      345,971
    10,600   *U.S. Physical Therapy Inc. .......      118,190
    17,700   *United Surgical Partners..........      276,492
                                                  -----------
                                                    2,276,147
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             RESTAURANTS (1.1%)
     8,550   *CKE Restaurants Inc. .............  $    36,765
     5,100   *P.F. Chang's China Bistro Inc. ...      185,130
                                                  -----------
                                                      221,895
                                                  -----------
             RETAIL (4.5%)
     8,250   *Chico's FAS, Inc. ................      156,007
     2,600   *Copart Inc. ......................       30,784
     3,250   *Cost Plus Inc. ...................       93,177
     5,550   *Hot Topic.........................      126,984
     2,400   *Kirkland's Inc. ..................       27,120
     6,975   *Pacific Sunwear of California.....      123,388
     5,000   *Peet's Coffee & Tea Inc. .........       70,650
     1,400   *School Specialty Inc. ............       27,972
       450   *Too Inc. .........................       10,584
     3,900   *Ultimate Electronics Inc. ........       39,585
     7,800   *Urban Outfitters Inc. ............      183,846
                                                  -----------
                                                      890,097
                                                  -----------
             STEEL (0.3%)
     5,000   *Steel Dynamics Inc. ..............       60,150
                                                  -----------
             TELECOMMUNICATIONS & RELATED (0.1%)
     2,600   *Nextel Communications Inc. CL A...       30,030
                                                  -----------
             TRANSPORTATION (1.5%)
     7,250   *Forward Air Corp. ................      140,722
     5,850   *Jetblue Airways...................      157,950
                                                  -----------
                                                      298,672
                                                  -----------
             TOTAL U.S. COMMON STOCKS (85.3%)...  $16,802,890
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (1.5%)
             ELECTRONICS/SEMICONDUCTORS (1.4%)
    14,450   *Marvell Technology Group..........  $   272,527
                                                  -----------
             INSURANCE (0.1%)
       650   *Platinum Underwriters Holding.....       17,127
                                                  -----------
             TOTAL BERMUDA......................      289,654
                                                  -----------
             CANADA (2.1%)
             COMPUTER SOFTWARE (1.3%)
    11,200   *Cognos Inc. ......................      262,640
                                                  -----------
             HOTEL, LODGING & CASINOS (0.8%)
     5,550   Four Seasons Hotels Inc. ..........      156,787
                                                  -----------
             TOTAL CANADA.......................      419,427
                                                  -----------
             CAYMAN ISLANDS (2.2%)
             ELECTRONICS/SEMICONDUCTORS (2.2%)
    45,350   *02Micro International.............      442,117
                                                  -----------
             FRANCE (1.0%)
             COMPUTER SOFTWARE (1.0%)
    13,450   *Business Objects..................      201,750
                                                  -----------
             ISRAEL (2.6%)
             COMPUTER & RELATED (1.0%)
    28,100   *M-Systems Flash Disk Pioneer......      205,411
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             DRUGS/BIOTECHNOLOGY (1.6%)
     8,050   *Taro Pharmaceutical Inds. Ltd. ...  $   302,680
                                                  -----------
             TOTAL ISRAEL.......................      508,091
                                                  -----------
             NETHERLANDS (0.7%)
             MEDICAL & RELATED (0.1%)
     1,000   *Orthofix International NV.........       28,050
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (0.6%)
     8,450   *ASM International NV..............      109,005
                                                  -----------
             TOTAL NETHERLANDS..................      137,055
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (10.1%)...........................  $ 1,998,094
                                                  -----------
             TOTAL COMMON STOCKS (95.4%)........  $18,800,984
                                                  -----------

                                                     FAIR
  SHARES                  WARRANTS                   VALUE
-------------------------------------------------------------
     2,592   Expedia Inc. Warrants..............  $    92,845
                                                  -----------
             TOTAL WARRANTS (0.5%)..............  $    92,845
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (5.7%)
$1,127,000   US Bank 1.050% 01/02/03
              Repurchase price $1,127,077
              Collateralized by Freddie Mac
              Mortgage Backed Pool #G11298
              Fair Value: $1,149,565
              Face Value: $1,169,447
              Due: 08/01/17
              Interest: 5.00%...................  $ 1,127,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (5.7%)............................  $ 1,127,000
                                                  -----------
             TOTAL HOLDINGS (101.6%)
              (COST $19,875,036)................  $20,020,829
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-1.6%)...............     (308,615)
                                                  -----------
             NET ASSETS (100.0%)................  $19,712,214
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,199,542.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $19,875,036)......................  $ 20,020,829
  Cash......................................           987
  Receivable for securities sold............       148,295
  Receivable for fund shares sold...........        10,775
  Dividends & accrued interest receivable...           196
                                              ------------
    Total assets............................    20,181,082
                                              ------------
Liabilities:
  Payable for securities purchased..........       439,950
  Payable for fund shares redeemed..........            10
  Payable for investment management services
    (note 3)................................        15,578
  Accrued professional fees.................         4,615
  Accrued accounting and transfer agent
    fees....................................         4,246
  Accrued printing and proxy fees...........         2,339
  Other accrued expenses....................         2,130
                                              ------------
    Total liabilities.......................       468,868
                                              ------------
Net assets..................................  $ 19,712,214
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  1,922,430
  Paid-in capital in excess of par value....    46,898,910
  Accumulated net realized loss on
    investments.............................   (29,254,919)
  Net unrealized appreciation on
    investments.............................       145,793
                                              ------------
Net assets..................................  $ 19,712,214
                                              ============
Shares outstanding..........................     1,922,430
Net asset value per share...................  $      10.25
                                              ============

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest..................................  $     17,487
  Dividends (net of withholding tax $68)....         7,273
                                              ------------
    Total investment income.................        24,760
                                              ------------
Expenses:
  Management fees (note 3)..................       243,414
  Custodian fees............................         6,200
  Directors' fees...........................         1,800
  Professional fees.........................         8,550
  Accounting and transfer agent fees........        32,500
  Printing and proxy fees...................         6,159
  Filing fees...............................           443
  Other.....................................           167
                                              ------------
    Total expenses..........................       299,233
                                              ------------
    Net investment loss.....................      (274,473)
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments..........    (9,490,501)
  Change in unrealized appreciation
    (depreciation) on investments...........    (6,250,660)
                                              ------------
      Net loss on investments...............   (15,741,161)
                                              ------------
      Net decrease in net assets from
         operations.........................  $(16,015,634)
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC
CAPITAL GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                                  2002             2001
                                                              ------------     ------------
From operations:
  Net investment loss.......................................  $   (274,473)    $   (275,470)
  Realized loss on investments..............................    (9,490,501)     (17,060,870)
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (6,250,660)      11,075,977
                                                              ------------     ------------
      Net decrease in net assets from operations............   (16,015,634)      (6,260,363)
                                                              ------------     ------------
From capital share transactions (note 4):
  Received from shares sold.................................    39,600,856       60,718,991
  Paid for shares redeemed..................................   (41,443,845)     (56,341,369)
                                                              ------------     ------------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................    (1,842,989)       4,377,622
                                                              ------------     ------------
  Decrease in net assets....................................   (17,858,623)      (1,882,741)
Net Assets:
  Beginning of year.........................................    37,570,837       39,453,578
                                                              ------------     ------------
  End of year...............................................  $ 19,712,214     $ 37,570,837
                                                              ============     ============

 FINANCIAL HIGHLIGHTS

                                                                     YEARS ENDED DECEMBER 31,
                                                            -------------------------------------------       MAY 1, 1998 TO
                                                             2002        2001        2000        1999       DECEMBER 31, 1998*
                                                            -------     -------     -------     -------     ------------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period......................  $ 17.69     $ 20.68     $ 28.01     $ 10.47          $ 10.00
Income (loss) from investment operations:
  Net investment loss.....................................    (0.14)      (0.13)      (0.16)      (0.12)           (0.09)
  Net realized & unrealized gain (loss) on investments....    (7.30)      (2.86)      (7.15)      21.25             0.56
                                                            -------     -------     -------     -------          -------
  Total income (loss) from investment operations..........    (7.44)      (2.99)      (7.31)      21.13             0.47
                                                            -------     -------     -------     -------          -------
  Less distributions:
    Dividends from net investment income..................     0.00        0.00       (0.02)      (3.59)            0.00
                                                            -------     -------     -------     -------          -------
Net asset value, end of period............................  $ 10.25     $ 17.69     $ 20.68     $ 28.01          $ 10.47
                                                            =======     =======     =======     =======          =======
Total return..............................................   (42.06)%    (14.46)%    (26.01)%    202.38%            4.62%(b)
Ratios and supplemental data:
Net assets at end of period (millions)....................  $  19.7     $  37.6     $  39.5     $  20.3          $   2.3
  Ratios to average net assets:
    Ratios net of expenses voluntarily reduced or
      reimbursed by advisor (note 3):
      Expenses............................................     1.11%       1.06%       1.03%       1.09%            1.96%(a)
      Net investment loss.................................    (1.02)%     (0.76)%     (0.60)%     (0.61)%          (1.47)%(a)
    Ratios assuming no expenses voluntarily reduced or
      reimbursed by advisor (note 3):
      Expenses............................................     1.11%       1.06%       1.03%       1.09%            2.72%(a)
Portfolio turnover rate...................................      160%        142%        152%        185%             121%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

 * Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO

 OBJECTIVE
The Nasdaq 100 Index Portfolio seeks long-term growth of capital by investing primarily in stocks that are included in the Nasdaq 100 Index.

 PERFORMANCE AS OF DECEMBER 31, 2002

TOTAL RETURNS:

One-Year                                   -37.32%
Since inception (5/1/00)                   -39.91%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses. Unlike the other portfolios, the Nasdaq 100 Index portfolio is a non-diversified fund. The portfolio's concentration among relatively few companies and its concentration largely within a narrow range of related industries renders the portfolio vulnerable to greater volatility than is likely to be experienced by diversified portfolios. Changes in the prices of one or a few stocks can greatly affect the net asset value of the portfolio, either up or down.

 COMMENTS

For the year ended December 31, 2002, the Ohio National Nasdaq-100 Index Portfolio returned (37.32)% versus the Nasdaq 100 Index return of (37.52)%. The correlation to the Index for the year was 99.84%. One of the reasons for the high correlation was that over 10% of the Portfolio was invested in Nasdaq-100 shares. Nasdaq-100 shares represent ownership in the Nasdaq-100 Trust, which is a unit investment trust established to provide the investment returns of the Nasdaq-100 Index. The Portfolio also owned shares in each of the 100 stocks in the Index. The top five stock holdings are Microsoft Corp., Nasdaq-100 Shares, Intel Corp., Qualcomm, Inc. and Cisco Systems, Inc. These top five positions account for more than 30% of the Portfolio and are market-weighted relative to the Nasdaq-100 Index.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                                NASDAQ-100 INDEX PORTFOLIO
                                                            (COMMENCED OPERATIONS MAY 1, 2000)           NASDAQ-100 INDEX
                                                            ----------------------------------           ----------------
5/00                                                                    $10000.00                          $10000.00
                                                                          9852.00                            9828.00
'00                                                                       6089.52                            6115.96
                                                                          4732.78                            4781.46
'01                                                                       4100.48                            4114.45
                                                                          2719.85                            2744.34
'02                                                                       2569.98                            2570.62

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Nasdaq-100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the Nasdaq.

 TOP 10 PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Microsoft Corp.                        11.4
 2.  Nasdaq 100 Shares                       7.9
 3.  Intel Corp.                             4.3
 4.  Qualcomm, Inc.                          4.1
 5.  Cisco Systems, Inc.                     4.1
 6.  Amgen, Inc.                             3.5
 7.  Dell Computer Corp.                     3.1
 8.  Oracle Systems                          2.9
 9.  Comcast Corp.                           2.7
10.  eBay, Inc.                              1.9

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Computer Software                      17.4
 2.  Electronics/SemiConductors             13.8
 3.  Drugs/Biotechnology                    10.5
 4.  Telecommunications & Related            8.4
 5.  Internet & Related                      7.4

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                      FAIR
 SHARES              U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
           ADVERTISING (0.5%)
     700   *Lamar Advertising Co. ...............  $   23,555
   1,050   *TMP Worldwide Inc. ..................      11,875
                                                   ----------
                                                       35,430
                                                   ----------
           APPLICATION SOFTWARE (3.4%)
   2,080   Adobe Systems Inc. ...................      51,586
   3,400   *BEA Systems Inc. ....................      38,998
   1,950   *Citrix Systems Inc. .................      24,024
   2,100   *Compuware Corp. .....................      10,080
     800   *Mercury Interactive Corp. ...........      23,720
   3,975   *PeopleSoft Inc. .....................      72,742
   5,100   *Siebel Systems Inc. .................      38,148
                                                   ----------
                                                      259,298
                                                   ----------
           AUTOMOTIVE & RELATED (0.7%)
   1,175   Paccar Inc. ..........................      54,203
                                                   ----------
           BROADCASTING & CABLE TV (4.8%)
   8,550   *Comcast Corp. CL A...................     201,524
   2,235   *EchoStar Communications -- CL A......      49,751
   1,800   *PanAmSat Corp. ......................      26,352
   3,950   *USA Interactive......................      90,534
                                                   ----------
                                                      368,161
                                                   ----------
           BUSINESS SERVICES (3.2%)
   1,850   Cintas Corp. .........................      84,638
   2,137   *Fiserv Inc. .........................      72,551
   3,195   Paychex Inc. .........................      89,141
                                                   ----------
                                                      246,330
                                                   ----------
           CHEMICALS (0.4%)
     600   Sigma-Aldrich.........................      29,220
                                                   ----------
           COMPUTER & RELATED (4.9%)
   4,510   *Apple Computer Inc. .................      64,628
   2,125   *Brocade Communications System........       8,797
   8,600   *Dell Computer Corp. .................     229,964
   3,185   *Network Appliance Inc. ..............      31,850
  12,195   *Sun Microsystems Inc. ...............      37,926
                                                   ----------
                                                      373,165
                                                   ----------
           COMPUTER SOFTWARE (17.4%)
   1,275   *Electronic Arts Inc. ................      63,457
   2,325   *Intuit Inc. .........................     109,089
  16,600   *Microsoft Corp. .....................     858,220
  20,060   *Oracle Systems.......................     216,648
     600   *Synopsys Inc. .......................      27,690
   3,795   *Veritas Software Corp. ..............      59,278
                                                   ----------
                                                    1,334,382
                                                   ----------
           DISTRIBUTION & WHOLESALE (0.3%)
     650   Fastenal Co. .........................      24,303
                                                   ----------
           DRUGS/BIOTECHNOLOGY (9.7%)
   5,382   *Amgen Inc. ..........................     260,166
   1,675   *Biogen Inc. .........................      67,101
     450   *Cephalon Inc. .......................      21,901
   2,375   *Chiron Corp. ........................      89,300
   2,450   *Genzyme Corp. .......................      72,446

                                                      FAIR
 SHARES              U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
           DRUGS/BIOTECHNOLOGY (CONTINUED)
   1,750   *Gilead Sciences Inc. ................  $   59,500
   1,140   *Human Genome Sciences Inc. ..........      10,043
     550   *ICOS Corporation.....................      12,875
   1,500   *IDEC Pharmaceuticals Corp. ..........      49,755
     400   *Invitrogen Corp. ....................      12,516
   2,395   *Medimmune Inc. ......................      65,072
   2,840   *Millennium Pharmaceuticals Inc. .....      22,550
                                                   ----------
                                                      743,225
                                                   ----------
           ELECTRONICS/SEMICONDUCTORS (13.3%)
   4,850   *Altera Corp. ........................      59,800
   1,750   *American Power Conversion............      26,512
   7,700   *Applied Materials Inc. ..............     100,331
   1,650   *Broadcom Corp. CL A..................      24,849
     700   *Gentex Corp. ........................      22,148
  20,935   Intel Corp. ..........................     325,958
   2,050   *KLA-Tencor Corp. ....................      72,508
   4,040   Maxim Integrated Products Inc. .......     133,482
   1,500   Microchip Technology Inc. ............      36,675
     855   Molex Inc. ...........................      19,699
   1,500   *Nvidia...............................      17,265
   1,350   *Novellus Systems Inc. ...............      37,908
     820   *Qlogic Corp. ........................      28,298
   1,720   *RF Micro Devices Inc. ...............      12,608
   5,070   *Sanmina Corp. .......................      22,764
   4,055   *Xilinx Inc. .........................      83,533
                                                   ----------
                                                    1,024,338
                                                   ----------
           EDUCATION (0.9%)
   1,600   *Apollo Group Inc. ...................      70,400
                                                   ----------
           ENTERTAINMENT & LEISURE (0.3%)
     450   *Pixar Inc. ..........................      23,845
                                                   ----------
           FORESTRY & PAPER PRODUCTS (0.4%)
   2,150   *Smurfit-Stone Container Corp. .......      33,091
                                                   ----------
           INTERNET & RELATED (7.4%)
  23,250   *Cisco Systems Inc. ..................     304,575
   2,060   *eBay Inc. ...........................     139,709
   2,200   *Juniper Networks Inc. ...............      14,960
   1,350   *Symantec Corp. ......................      54,688
   2,005   *Verisign Inc. .......................      16,080
   2,530   *Yahoo! Inc. .........................      41,365
                                                   ----------
                                                      571,377
                                                   ----------
           MEDICAL & RELATED (3.1%)
   3,125   Biomet Inc. ..........................      89,563
     700   Dentsply International Inc. ..........      26,040
     600   *Express Scripts Inc. ................      28,824
     950   *First Health Group Corp..............      23,132
     350   *Henry Schein Inc. ...................      15,750
     900   *Lincare Holdings Inc. ...............      28,458
     600   *Patterson Dental Co. ................      26,244
                                                   ----------
                                                      238,011
                                                   ----------
           OIL, ENERGY & NATURAL GAS (0.3%)
     700   *Patterson-UTI Energy Inc.............      21,119
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                      FAIR
 SHARES              U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
           RESTAURANTS (1.3%)
   4,850   *Starbucks Corp. .....................  $   98,843
                                                   ----------
           RETAIL (5.4%)
   2,300   *Amazon.Com Inc. .....................      43,447
   3,550   *Bed Bath & Beyond Inc. ..............     122,582
     800   *CDW Computer Centers.................      35,080
   2,160   *Costco Wholesale Corp. ..............      60,610
   1,000   *Dollar Tree Stores Inc. .............      24,570
   1,200   *Petsmart.............................      20,556
     700   Ross Stores Inc. .....................      29,673
   2,825   *Staples Inc. ........................      51,698
     500   *Whole Foods Market Inc. .............      26,365
                                                   ----------
                                                      414,581
                                                   ----------
           TELECOMMUNICATIONS & RELATED (8.3%)
   9,000   *ADC Telecommunications Inc. .........      18,810
   4,615   *Ciena Corp. .........................      23,721
   1,755   *Comverse Technology Inc. ............      17,585
  13,485   *JDS Uniphase Corp. ..................      33,308
   3,730   Linear Technology Corp. ..............      95,936
  10,730   *Nextel Communications Inc. CL A......     123,932
   8,510   *Qualcomm Inc. .......................     309,679
   2,125   *Tellabs Inc. ........................      15,449
                                                   ----------
                                                      638,420
                                                   ----------
           TRANSPORTATION (0.7%)
     750   C.H Robinson Worldwide Inc. ..........      23,400
     900   Expeditors Intl Wash Inc. ............      29,385
                                                   ----------
                                                       52,785
                                                   ----------
           TOTAL U.S. COMMON STOCKS (86.7%)......  $6,654,527
                                                   ----------

                                                      FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             IRELAND (0.3%)
             AIRLINES (0.3%)
       550   *Ryanair Holdings PLC SP ADR........  $   21,538
                                                   ----------

                                                      FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             ISRAEL (1.2%)
             COMPUTER & RELATED (0.4%)
     2,170   *Check Point Software Technologies,
              Ltd. ..............................  $   28,145
                                                   ----------
             DRUGS/BIOTECHNOLOGY (0.8%)
     1,650   Teva Pharmaceutical SP ADR..........      63,707
                                                   ----------
             TOTAL ISRAEL........................      91,852
                                                   ----------
             SINGAPORE (0.5%)
             ELECTRONICS/SEMICONDUCTORS (0.5%)
     5,050   *Flextronics Intl. Ltd. ............      41,360
                                                   ----------
             SWEDEN (0.1%)
             TELECOMMUNICATIONS & RELATED (0.1%)
     1,250   *Ericsson (LM) Telephone SP ADR.....       8,425
                                                   ----------
             TOTAL FOREIGN COMMON STOCKS
              (2.1%).............................  $  163,175
                                                   ----------
             TOTAL COMMON STOCKS (88.8%).........  $6,817,702
                                                   ----------

                                                      FAIR
  SHARES            UNIT INVESTMENT TRUST            VALUE
-------------------------------------------------------------
    24,415   *NASDAQ 100 Shares..................  $  594,994
                                                   ----------
             TOTAL UNIT INVESTMENT TRUST
              (7.8%).............................  $  594,994
                                                   ----------

   FACE                                               FAIR
  AMOUNT               SHORT-TERM NOTES              VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.9%)
$  224,000   American Express Credit
             1.000% 01/02/03                       $  223,994
                                                   ----------
             TOTAL SHORT-TERM NOTES (2.9%).......  $  223,994
                                                   ----------
             TOTAL HOLDINGS (99.5%)
              (COST $14,238,171) (a).............  $7,636,690
                                                   ----------
             CASH & RECEIVABLE,
              NET OF LIABILITIES (0.5%)..........      39,044
                                                   ----------
             NET ASSETS (100.0%).................  $7,675,734
                                                   ==========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,348,933.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC
NASDAQ-100 PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $14,238,171).......................  $ 7,636,690
  Cash.......................................          847
  Receivable for fund shares sold............      173,079
  Dividends & accrued interest receivable....          896
                                               -----------
    Total assets.............................    7,811,512
                                               -----------
Liabilities:
  Payable for securities purchased...........      123,061
  Payable for fund shares redeemed...........           22
  Payable for investment management services
    (note 3).................................        2,283
  Accrued professional fees..................        4,968
  Accrued accounting and transfer agent
    fees.....................................        2,028
  Accrued printing and proxy fees............        1,071
  Other accrued expenses.....................        2,345
                                               -----------
    Total liabilities........................      135,778
                                               -----------
Net assets...................................  $ 7,675,734
                                               ===========
Net assets consist of:
  Par value, $1 per share....................  $ 2,987,146
  Paid-in capital in excess of par value.....   14,891,903
  Accumulated net realized loss on
    investments..............................   (3,601,834)
  Net unrealized depreciation on
    investments..............................   (6,601,481)
                                               -----------
Net assets...................................  $ 7,675,734
                                               ===========
Shares outstanding...........................    2,987,146
Net asset value per share....................  $      2.57
                                               ===========

 STATEMENT OF OPERATIONS

                                                For Year Ended December 31, 2002

Investment income:
  Interest...................................  $     2,965
  Dividends..................................        6,528
                                               -----------
    Total investment income..................        9,493
                                               -----------
Expenses:
  Management fees (note 3)...................       59,273
  Custodian fees.............................        4,800
  Directors' fees............................          500
  Professional fees..........................        7,950
  Accounting and transfer agent fees.........       11,000
  Printing and proxy fees....................        1,473
  Filing fees................................           86
  Other......................................           47
                                               -----------
    Total expenses...........................       85,129
                                               -----------
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)......      (31,612)
                                               -----------
    Net expenses.............................       53,517
                                               -----------
    Net investment loss......................      (44,024)
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........   (1,664,191)
  Change in unrealized appreciation
    (depreciation) on investments............   (2,346,927)
                                               -----------
      Net loss on investments................   (4,011,118)
                                               -----------
      Net decrease in net assets from
         operations..........................  $(4,055,142)
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                                 2002            2001
                                                              -----------     -----------
From operations:
  Net investment loss.......................................  $   (44,024)    $   (47,801)
  Realized loss on investments and forward currency
    transactions............................................   (1,664,191)     (1,842,160)
  Change in unrealized depreciation on investments..........   (2,346,927)     (1,082,448)
                                                              -----------     -----------
      Net decrease in net assets from operations............   (4,055,142)     (2,972,409)
                                                              -----------     -----------
From capital share transactions (note 4):
  Received from shares sold.................................   13,416,277      10,598,041
  Paid for shares redeemed..................................  (11,574,647)     (4,305,507)
                                                              -----------     -----------
    Increase in net assets derived from capital share
     transactions...........................................    1,841,630       6,292,534
                                                              -----------     -----------
  Increase (decrease) in net assets.........................   (2,213,512)      3,320,125
Net Assets:
  Beginning of year.........................................    9,889,246       6,569,121
                                                              -----------     -----------
  End of year...............................................  $ 7,675,734     $ 9,889,246
                                                              ===========     ===========

 FINANCIAL HIGHLIGHTS

                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                              -------------------       MAY 1, 2000 TO
                                                               2002        2001       DECEMBER 31, 2000*
                                                              -------     -------     ------------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................  $  4.10     $  6.09          $ 10.00
Income (loss) from investment operations:
  Net investment loss.......................................    (0.01)      (0.02)           (0.05)
  Net realized & unrealized loss on investments.............    (1.52)      (1.97)           (3.86)
                                                              -------     -------          -------
    Total loss from investment operations...................    (1.53)      (1.99)           (3.91)
                                                              -------     -------          -------
Net asset value, end of period..............................  $  2.57     $  4.10          $  6.09
                                                              =======     =======          =======
Total return................................................   (37.32)%    (32.68)%         (39.10)%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......................  $   7.7     $   9.9          $   6.6
  Ratios to average net assets:
    Ratios net of expenses voluntarily reduced or reimbursed
     by advisor (note 3):
      Expenses..............................................     0.68%       0.74%            1.12%(a)
      Net investment loss...................................    (0.56)%     (0.60)%          (0.86)%(a)
    Ratios assuming no expenses voluntarily reduced or
     reimbursed by advisor (note 3):
      Expenses..............................................     1.08%       1.05%            1.12%(a)
Portfolio turnover rate.....................................      103%         58%              36%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 OBJECTIVE

The Bristol Portfolio seeks long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of capitalization.

 PERFORMANCE AS OF DECEMBER 31, 2002

TOTAL RETURN:

Since inception (5/1/02)                   -21.00%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the period May 1, 2002 through December 31, 2002, the Ohio National Bristol Portfolio returned (21.00)% versus the S&P 500 Index return of (18.02)%. Thankfully, 2002 is finally over.

The year started off quite promising. After a strong rally in the fourth quarter of 2001 the market continued its momentum through the first quarter of 2002. Historically low short-term interest rates and large amounts of liquidity injected by an accommodating Federal Reserve spurred analysts and economists to forecast significant earnings and GDP expansion for 2002. In fact, economic data released during the first quarter seemed to support this optimism with both unemployment rates and GDP growth signaling that the "recession" had ended sometime in the fourth quarter of 2001. Company earnings reports also enforced this feeling as many technology, retail and other economically sensitive companies beat expectations and guided estimates higher for the coming year.

The "exuberance" was not to last, however, and by mid-April economists were beginning to talk about a "double-dip" recession. Accounting fraud emerged at WorldCom and Adelphia Communications, and post-Enron effects afflicted a host of utility companies. The gloom spread during May (inception of the Bristol Portfolio) and June as it seemed Pakistan and India were coming to the brink of nuclear war. Additional domestic terror alerts added to the pessimism. Analysts began to revise earnings estimates downward for the remainder of the year. As a result of this downturn in sentiment the S&P 500 Index fell 13% in the second quarter, as our stocks continued to undergo multiple contraction.

The fourth quarter witnessed the capital markets staging a modest rebound. Many market observers called the rally a "technical rebound" or "short covering" but the reality was that many stocks (ours in particular) just got too cheap during the September/October sell off. The rally was also fueled by the November election, which gave the Republicans control of the House and Senate. Optimism about a Bush stimulus plan involving tax cuts and a short resolution to the "Iraq issue" caused many investors to believe 2003 earnings would be much stronger than the previous year. We saw strong rebounds in our technology holdings Hewlett Packard, Oracle, IBM, Cisco, and International Rectifier, and in several financial services issues, JP Morgan Chase, Fleet Boston Financial, and Citigroup. Though fears of a miserable holiday shopping season dropped many consumer stocks during December, the S&P 500 Index turned in an impressive 8.40% return for the quarter, while the Portfolio trailed slightly behind. It was not enough to save a bad year, however, and from May to the end of the year the index lost (18.02)%. The Bristol Portfolio trailed the index, falling (21.00)% over the same period.

While we've often purchased stocks where bad news has already been discounted, this approach did not fare well in 2002. We saw numerous companies guide analyst estimates lower, and it's stock take a tumble. Later, when the company actually reported the expected lower earnings, the stock often got clobbered again.

We believe the economy is far more likely to exhibit growth going forward, rather than a return to recession as some pundits predict. If we are right and the economy experiences even modest growth in 2003, then our Portfolio is poised to outperform significantly. If we are wrong, a fourth consecutive down absolute year might occur, which hasn't happened in 70 years. Either way, we hold very attractively valued companies which continue to surpass expectations, and we are confident that they will outperform the benchmarks.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPH]

                                                                     BRISTOL PORTFOLIO                    S&P 500 INDEX
                                                                     -----------------                    -------------
5/1/02                                                                   10000.00                           10000.00
6/02                                                                      8951.00                            9138.00
12/02                                                                     7901.05                            8197.70

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Citigroup, Inc.                        3.1
 2.  Tyco International, Ltd.               2.8
 3.  Microsoft Corp.                        2.8
 4.  Int'l Business Machines                2.6
 5.  JP Morgan Chase & Co.                  2.5
 6.  Cisco Systems, Inc.                    2.5
 7.  General Electric                       2.4
 8.  Mandalay Resort Group                  2.4
 9.  Pfizer, Inc.                           2.4
10.  Mckesson HBOC, Inc.                    2.2

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Computer & Related                     11.5
 2.  Banking                                 9.2
 3.  Electronics/Semiconductors              9.2
 4.  Medical & Related                       8.3
 5.  Retail                                  8.1

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                      FAIR
 SHARES              U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
           AEROSPACE (2.7%)
   2,300   Honeywell-International Inc. .........  $   55,200
     400   United Technologies Corp. ............      24,776
                                                   ----------
                                                       79,976
                                                   ----------
           AIR COURIER (2.0%)
   1,100   Fedex Corp. ..........................      59,642
                                                   ----------
           BANKING (9.2%)
   2,600   Citigroup Inc. .......................      91,494
   2,600   Fleet Boston Financial Corp. .........      63,180
   3,100   JP Morgan Chase & Co. ................      74,400
   2,400   MBNA Corp. ...........................      45,648
                                                   ----------
                                                      274,722
                                                   ----------
           BROADCAST RADIO & TV (2.1%)
   2,700   *Comcast Corp Class A.................      63,639
                                                   ----------
           CHEMICALS (3.7%)
   1,200   Air Products & Chemicals Inc. ........      51,300
   1,000   Praxair Inc. .........................      57,770
                                                   ----------
                                                      109,070
                                                   ----------
           COMPUTER & RELATED (11.5%)
   5,600   *Cisco Systems Inc. ..................      73,360
   2,700   Hewlett-Packard Co. ..................      46,872
   1,000   Int'l Business Machines...............      77,500
   1,600   *Microsoft Corp. .....................      82,720
   5,600   *Oracle Systems.......................      60,480
                                                   ----------
                                                      340,932
                                                   ----------
           CONSUMER PRODUCTS (7.1%)
   1,700   *Jones Apparel Group..................      60,248
   1,900   Newell Rubbermaid Inc. ...............      57,627
   1,300   Nike Class B..........................      57,811
     400   Proctor & Gamble Co. .................      34,376
                                                   ----------
                                                      210,062
                                                   ----------
           DIVERSIFIED MANUFACTURING (1.3%)
     500   Eaton Corp. ..........................      39,055
                                                   ----------
           DRUGS/BIOTECHNOLOGY (5.2%)
   1,400   Abbott Labs...........................      56,000
   2,300   Pfizer Inc. ..........................      70,311
     700   Pharmacia Corp. ......................      29,260
                                                   ----------
                                                      155,571
                                                   ----------
           ELECTRICAL EQUIPMENT (2.4%)
   2,900   General Electric Co. .................      70,615
                                                   ----------
           ELECTRONICS/SEMICONDUCTORS (4.6%)
   4,400   *Altera Corp. ........................      54,252
   3,000   *International Rectifier Corp. .......      55,380
     800   Maxim Integrated Products.............      26,432
                                                   ----------
                                                      136,064
                                                   ----------
           ENTERTAINMENT & LEISURE (3.7%)
   2,100   Carnival Corp. .......................      52,395
   3,500   The Walt Disney Co. ..................      57,085
                                                   ----------
                                                      109,480
                                                   ----------

                                                      FAIR
 SHARES              U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (2.8%)
   1,900   John Hancock Financial Services.......  $   53,010
   1,200   Mellon Financial Corp. ...............      31,332
                                                   ----------
                                                       84,342
                                                   ----------
           HOTEL, LODGING & CASINOS (3.4%)
   2,200   *Boyd Gaming Corp. ...................      30,910
   2,300   *Mandalay Resort Group................      70,403
                                                   ----------
                                                      101,313
                                                   ----------
           INDUSTRIAL SERVICES (3.8%)
   3,100   Pall Corp. ...........................      51,708
   1,600   *SPX Corp. ...........................      59,920
                                                   ----------
                                                      111,628
                                                   ----------
           MACHINERY (2.0%)
   1,300   Caterpillar Inc. .....................      59,436
                                                   ----------
           MEDIA & PUBLISHING (5.4%)
   4,400   *AOL Time Warner......................      57,640
   1,300   Tribune Co. ..........................      59,098
   1,100   *Viacom Inc. - CL B...................      44,836
                                                   ----------
                                                      161,574
                                                   ----------
           MEDICAL & RELATED (8.3%)
   2,300   Baxter International Inc. ............      64,400
   1,850   *Guidant Corp. .......................      57,073
   2,600   *Laboratory Corp of America...........      60,424
   2,400   McKesson HBOC Inc. ...................      64,872
                                                   ----------
                                                      246,769
                                                   ----------
           RETAIL (8.1%)
   2,400   *Abercrombie & Fitch..................      49,104
   1,900   *Federated Department Stores..........      54,644
   1,500   Home Depot Inc. ......................      35,940
   2,000   Target Corp. .........................      60,000
     800   Wal-Mart Stores Inc. .................      40,408
                                                   ----------
                                                      240,096
                                                   ----------
           TOTAL U.S. COMMON STOCKS (89.3%)......  $2,653,986
                                                   ----------

                                                      FAIR
 SHARES            FOREIGN COMMON STOCKS             VALUE
-------------------------------------------------------------
           BERMUDA (2.8%)
           ELECTRONICS/SEMICONDUCTORS (2.8%)
   4,900   Tyco International Ltd. ..............  $   83,692
                                                   ----------
           FINLAND (1.8%)
           TELECOMMUNICATIONS & RELATED (1.8%)
   3,500   Nokia Corp. - ADR.....................      54,250
                                                   ----------
           NETHERLANDS (1.8%)
           ELECTRONICS/SEMICONDUCTORS (1.8%)
   3,100   Koninklijke Philips Electronics.......      54,808
                                                   ----------
           TOTAL FOREIGN COMMON STOCKS (6.4%)....  $  192,750
                                                   ----------
           TOTAL COMMON STOCKS (95.7%)...........  $2,846,736
                                                   ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

  FACE                                                FAIR
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (5.2%)
$155,000   US Bank 1.050% 01/02/03
            Repurchase price $155,011
            Collateralized by Freddie Mac
            Mortgage Backed Pool #G11298
            Fair Value: $158,103
            Face Value: $160,838
            Due: 08/01/17
            Interest: 5.00%......................  $  155,000
                                                   ----------
           TOTAL REPURCHASE AGREEMENTS (5.2%)....  $  155,000
                                                   ----------
           TOTAL HOLDINGS (100.9%)
            (COST $3,306,917) (a)................  $3,001,736
                                                   ----------
           LIABILITIES, NET OF CASH &
            RECEIVABLES (-0.9%)..................     (25,622)
                                                   ----------
           NET ASSETS (100.0%)...................  $2,976,114
                                                   ==========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $20,280.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $3,306,917)........................  $3,001,736
  Cash.......................................         779
  Receivable for securities sold.............      24,173
  Receivable for fund shares sold............          82
  Dividends and accrued interest
    receivable...............................       4,869
                                               ----------
    Total assets.............................   3,031,639
                                               ----------
Liabilities:
  Payable for securities purchased...........      42,806
  Payable for fund shares redeemed...........          12
  Payable for investment management services
    (note 3).................................       2,054
  Accrued professional fees..................       7,034
  Accrued accounting and transfer agent
    fees.....................................       1,521
  Accrued printing and proxy fees............         504
  Other accrued expenses.....................       1,594
                                               ----------
    Total liabilities........................      55,525
                                               ----------
Net assets...................................  $2,976,114
                                               ==========
Net assets consist of:
  Par value, $1 per share....................  $  376,916
  Paid-in capital in excess of par value.....   3,249,727
  Accumulated net realized loss on
    investments..............................    (345,348)
  Net unrealized depreciation on
    investments..............................    (305,181)
                                               ----------
Net assets...................................  $2,976,114
                                               ==========
Shares outstanding...........................     376,916
Net asset value per share....................  $     7.90
                                               ==========

 STATEMENT OF OPERATIONS

                                               *May 1, 2002 to December 31, 2002

Investment income:
  Interest....................................  $   1,970
  Dividends...................................     25,527
                                                ---------
    Total investment income...................     27,497
                                                ---------
Expenses:
  Management fees (note 3)....................     15,155
  Custodian fees..............................      3,200
  Directors' fees.............................        154
  Professional fees...........................      7,781
  Accounting and transfer agent fees..........      7,226
  Printing and proxy fees.....................        628
  Filing fees.................................        114
  Other.......................................         97
                                                ---------
    Total expenses............................     34,355
                                                ---------
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3).......     (2,268)
                                                ---------
    Net expenses..............................     32,087
                                                ---------
    Net investment loss.......................     (4,590)
                                                ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on investments............   (345,348)
  Change in unrealized appreciation
    (depreciation) on investments.............   (305,181)
                                                ---------
      Net loss on investments.................   (650,529)
                                                ---------
      Net decrease in net assets from
         operations...........................  $(655,119)
                                                =========

---------------

* Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                                  *MAY 1, 2002 TO
                                                                 DECEMBER 31, 2002
                                                                 -----------------
From operations:
  Net investment loss.......................................        $   (4,590)
  Realized loss on investments..............................          (345,348)
  Change in unrealized appreciation (depreciation) on
    investments.............................................          (305,181)
                                                                    ----------
      Net decrease in net assets from operations............          (655,119)
                                                                    ----------
From capital share transactions (note 4):
  Received from shares sold.................................         3,670,959
  Paid for shares redeemed..................................           (39,726)
                                                                    ----------
    Increase in net assets derived from capital share
     transactions...........................................         3,631,233
                                                                    ----------
  Increase in net assets....................................         2,976,114
Net Assets:
  Beginning of period.......................................                 0
                                                                    ----------
  End of period.............................................        $2,976,114
                                                                    ==========

 FINANCIAL HIGHLIGHTS

                                                                  *MAY 1, 2002 TO
                                                                 DECEMBER 31, 2002
                                                                 -----------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................          $ 10.00
Income (loss) from investment operations:
  Net investment loss.......................................            (0.01)
  Net realized and unrealized loss on investments...........            (2.09)
                                                                      -------
    Total loss from investment operations...................            (2.10)
                                                                      -------
Net asset value, end of period..............................          $  7.90
                                                                      =======
Total return................................................           (21.00)%(b)
Ratios and supplemental data:
Net assets at end of period (millions)......................          $   3.0
Ratios to average net assets:
Ratios net of expenses voluntarily reduced or reimbursed by
  advisor (note 3):
  Expenses..................................................             1.71%(a)
  Net investment loss.......................................            (0.24)%(a)
Ratios assuming no expenses voluntarily reduced or
  reimbursed by advisor (note 3):
  Ratio of expenses to average net assets...................             1.83%(a)
Portfolio turnover rate.....................................               98%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 OBJECTIVE

The Bryton Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of capitalization.

 PERFORMANCE AS OF DECEMBER 31, 2002

TOTAL RETURN:

Since inception (5/1/02)                   -31.20%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the period May 1, 2002 through December 31, 2002, the Ohio National Bryton Portfolio returned (31.20)% versus the Russell 2000 Growth Index return of (27.19)%. Thankfully, 2002 is finally over. The year started off quite promising. After a strong rally in the fourth quarter of 2001 the market continued its momentum through the first quarter of 2002. Historically low short-term interest rates and large amounts of liquidity injected by an accommodating Federal Reserve spurred analysts and economists to forecast significant earnings and GDP expansion for 2002. In fact, economic data released during the first quarter seemed to support this optimism with both unemployment rates and GDP growth signaling that the "recession" had ended sometime in the fourth quarter of 2001. Company earnings reports also enforced this feeling as many technology, retail and other economically sensitive companies beat expectations and guided estimates higher for the coming year.

The "exuberance" was not to last, however, and by mid-April economists were beginning to talk about a "double-dip" recession. Accounting fraud emerged at WorldCom, Adelphia Communications and a host of utility companies. The gloom spread during May and June as it seemed Pakistan and India were coming to the brink of nuclear war. Additional domestic terror alerts added to the pessimism. Analysts began to revise earnings estimates downward for the remainder of the year. The market's mood continued to be sour into the third quarter on fears of war with Iraq and the Russell 2000 Growth Index dropped 22%. Overweighted with cyclical stocks, which we retained due to attractive valuations as well as their "troughing" earnings, the Bryton Portfolio fell 28% during the third quarter.

The fourth quarter witnessed the capital markets staging a modest rebound. Many market observers called the rally a "technical rebound" or "short covering" but the reality was that many stocks (ours in particular) just got too cheap during the September/October sell off. The rally was also fueled by the November election, which gave the Republicans control of the House and Senate. Optimism about a Bush stimulus plan involving tax cuts and a short resolution to the "Iraq issue" caused many investors to believe 2003 earnings would be much stronger than the previous year.

We continue to be overweighted in technology and consumer-oriented stocks as the valuations are very attractive and the earnings numbers are headed in the right direction. If we are right and the economy experiences even modest growth, then our Portfolio is poised to outperform significantly. If we are wrong, a fourth consecutive down year might occur. Even so, we hold very attractively valued companies which continue to surpass expectations and we are confident that they will outperform the benchmarks.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[LINE GRAPH]

                                                                  BRYTON GROWTH PORTFOLIO               RUSSELL 2000 INDEX
                                                                  -----------------------               ------------------
5/1/02                                                                  $10000.00                          $10000.00
6/02                                                                      8171.00                            8630.00
12/02                                                                     6880.80                            7281.13

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

Russell 2000 Growth Index represents the 2000 smallest companies in the Russell 3000 Index.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Rudolph Technologies, Inc.             2.0
 2.  Asyst Technologies                     1.9
 3.  Verity, Inc.                           1.8
 4.  Quicksilver, Inc.                      1.8
 5.  Grant Prideco, Inc.                    1.7
 6.  Coach, Inc.                            1.7
 7.  Steiner Leisure, Ltd.                  1.7
 8.  Getty Images, Inc.                     1.7
 9.  Netscreen Technologies, Inc.           1.7
10.  Microstrategy, Inc.                    1.7

 TOP 5 INDUSTRIES AS OF DECEMBER 31, 2002*

                                      % of Net Assets
 1.  Electronics/Semiconductors             22.5
 2.  Retail                                 13.2
 3.  Computer Software                      10.0
 4.  Computer Services                       8.4
 5.  Consumer Products                       6.2

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
SHARES              U.S. COMMON STOCKS              VALUE
------------------------------------------------------------
          ADVERTISING (1.2%)
  1,000   *Lamar Advertising Co. ...............  $   33,650
                                                  ----------
          AUTOMOTIVE & RELATED (1.3%)
    700   Borg Warner Inc. .....................      35,294
                                                  ----------
          BANKING (2.8%)
  1,700   *Indymac Bancorp Inc. ................      31,433
  6,800   *Providian Financial Corp. ...........      44,132
                                                  ----------
                                                      75,565
                                                  ----------
          BROADCAST RADIO & TV (3.9%)
  1,500   *Cox Radio Inc. ......................      34,215
  1,900   *Cumulus Media Inc. CL A..............      28,253
  3,000   *Radio One Inc. CL D..................      43,290
                                                  ----------
                                                     105,758
                                                  ----------
          BUILDING & CONSTRUCTION (1.6%)
  3,400   *Maverick Tube Corp. .................      44,302
                                                  ----------
          BUSINESS SERVICES (1.7%)
  1,500   *Getty Images Inc. ...................      45,825
                                                  ----------
          COMPUTER SERVICES (8.4%)
 12,800   *Ariba Inc. ..........................      31,744
  2,000   *eSpeed Inc. CL A.....................      33,882
  4,500   *Freemarkets Inc. ....................      28,976
  2,400   *Interactive Data Corp. ..............      33,000
  3,000   *Intrado Inc. ........................      29,400
  1,400   *Overture Services Inc. ..............      38,234
  4,000   *WebMd Corp. .........................      34,200
                                                  ----------
                                                     229,436
                                                  ----------
          COMPUTER SOFTWARE (10.0%)
  2,700   Autodesk Inc. ........................      38,610
  1,000   *Documentum Inc. .....................      15,660
  3,000   *Microstrategy Inc. ..................      45,300
  1,000   *Serena Software Inc. ................      15,790
  2,000   *Verisity Ltd. .......................      38,120
  3,600   *Verity Inc. .........................      48,208
  4,800   *Webmethods Inc. .....................      39,456
  1,500   *Websense Inc. .......................      32,042
                                                  ----------
                                                     273,186
                                                  ----------
          CONSUMER PRODUCTS (6.2%)
    800   Alberto-Culver Co. CL B...............      40,320
  1,400   *Coach Inc. ..........................      46,088
  1,000   Ethan Allen Interiors.................      34,370
  1,800   *Quicksilver Inc. ....................      47,988
                                                  ----------
                                                     168,766
                                                  ----------
          DRUGS/BIOTECHNOLOGY (4.5%)
  1,000   Cambrex Corp. ........................      30,210
    875   *Invitrogen Corp. ....................      27,379
  1,000   *Pharmaceutical Product Development...      29,270
  2,217   *Sicor Inc. ..........................      35,139
                                                  ----------
                                                     121,998
                                                  ----------

                                                     FAIR
SHARES              U.S. COMMON STOCKS              VALUE
------------------------------------------------------------
          ELECTRONICS/SEMICONDUCTORS (21.0%)
  7,200   *Asyst Technologies...................  $   52,920
  1,400   *Coherent Inc. .......................      27,930
  2,000   *Cree Inc. ...........................      32,700
  1,400   *Cymer Inc. ..........................      45,150
  1,500   *Electro Scientific Inds. Inc. .......      30,000
  1,500   *FEI Company..........................      22,935
  1,800   *Integrated Circuit Systems...........      32,850
  2,600   *MKS Instruments Inc. ................      42,718
  1,500   Microchip Technology Inc. ............      36,675
 10,000   *Microtune Inc. ......................      31,300
  1,700   *Photon Dynamics Inc. ................      38,760
  1,000   *Planar Systems Inc. .................      20,630
  5,100   *RF Micro Devices Inc. ...............      37,383
  2,800   *Rudolph Technologies Inc. ...........      53,648
  4,900   *Skyworks Solutions Inc. .............      42,238
  1,800   *Zoran Corp. .........................      25,326
                                                  ----------
                                                     573,163
                                                  ----------
          ENTERTAINMENT & LEISURE (1.3%)
  2,200   *Royal Caribbean Cruises Ltd. ........      36,740
                                                  ----------
          FINANCIAL SERVICES (2.6%)
  1,000   A. G. Edwards, Inc. ..................      32,960
  1,300   Raymond James Financial Corp. ........      38,454
                                                  ----------
                                                      71,414
                                                  ----------
          HOTELS & LODGING (1.3%)
  1,600   *Choice Hotels Intl. Inc. ............      36,320
                                                  ----------
          MEDICAL & RELATED (1.4%)
  1,100   *Odyssey Healthcare...................      38,170
                                                  ----------
          OIL, ENERGY & NATURAL GAS (5.7%)
  4,100   *Grant Prideco Inc. ..................      47,724
  3,600   *Key Energy Group Inc. ...............      32,292
  1,400   *Patterson-UTI Energy Inc. ...........      42,238
  3,200   Vintage Petroleum Inc. ...............      33,760
                                                  ----------
                                                     156,014
                                                  ----------
          RETAIL (13.2%)
  1,400   *Abercrombie & Fitch..................      28,644
  1,350   *Ann Taylor Stores....................      27,567
  1,300   *Big Lots Inc. .......................      17,199
  1,500   *Dollar Tree Stores Inc. .............      36,855
  1,500   *Group 1 Automotive Inc. .............      35,820
  2,800   Pep Boys -Manny, Mo, Jack.............      32,480
  1,800   Pier 1 Imports........................      34,074
  1,400   *Stage Stores Inc. ...................      29,456
  3,000   *Valuevision International Inc. ......      44,940
  1,400   *Williams-Sonoma Inc. ................      38,010
  1,100   *Zale Corp. ..........................      35,090
                                                  ----------
                                                     360,135
                                                  ----------
          SCIENTIFIC & TECHNICAL INSTR. (1.2%)
  3,200   *Cytyc Corp. .........................      32,640
                                                  ----------
          SUPPLIES & FIXTURES (1.6%)
  2,150   *Applied Films Corp. .................      42,978
                                                  ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2002

                                                     FAIR
SHARES              U.S. COMMON STOCKS              VALUE
------------------------------------------------------------
          TELECOMMUNICATIONS & RELATED (5.4%)
  5,300   *Foundry Networks.....................  $   37,312
  2,000   *Itron Inc. ..........................      38,340
  2,700   *Netscreen Technologies Inc. .........      45,468
  2,500   *Tekelec..............................      26,125
                                                  ----------
                                                     147,245
                                                  ----------
          TOTAL U.S. COMMON STOCKS 96.3%).......  $2,628,599
                                                  ----------

                                                     FAIR
SHARES            FOREIGN COMMON STOCKS             VALUE
------------------------------------------------------------
          NETHERLANDS (1.5%)
          ELECTRONICS/SEMICONDUCTORS (1.5%)
  3,300   *ASM International....................  $   42,570
                                                  ----------
          BAHAMAS (1.7%)
          ENTERTAINMENT & LEISURE (1.7%)
  3,300   *Steiner Leisure Ltd. ................      46,001
                                                  ----------
          TOTAL FOREIGN COMMON STOCKS (3.2%)....  $   88,571
                                                  ----------
          TOTAL COMMON STOCKS (99.5%)...........  $2,717,170
                                                  ----------

 FACE                                                FAIR
AMOUNT            REPURCHASE AGREEMENTS             VALUE
------------------------------------------------------------
          FINANCIAL SERVICES (2.6%)
$70,000   US Bank 1.050% 1/02/03
           Repurchase price $70,005
           Collateralized by Freddie Mac
           Mortgage Backed Pool #G11298
           Fair Value: $71,402
           Face Value: $72,636
           Due: 8/01/17
           Interest: 5.00%......................  $   70,000
                                                  ----------
          TOTAL REPURCHASE AGREEMENTS (2.6%)....  $   70,000
                                                  ----------
          TOTAL HOLDINGS (102.1%)
           (COST $3,061,013) (a)................  $2,787,170
                                                  ----------
          LIABILITIES, NET OF CASH &
           RECEIVABLES (-2.1%)..................     (56,116)
                                                  ----------
          NET ASSETS (100.0%)...................  $2,731,054
                                                  ==========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $33,701.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                               December 31, 2002

Assets:
  Investments in securities, at fair value
    (Cost $3,061,013)........................  $2,787,170
  Cash.......................................         545
  Receivable for securities sold.............         945
  Dividends and accrued interest
    receivable...............................         488
                                               ----------
    Total assets.............................   2,789,148
                                               ----------
Liabilities:
  Payable for securities purchased...........      45,191
  Payable for fund shares redeemed...........          16
  Payable for investment management services
    (note 3).................................       2,031
  Accrued professional fees..................       7,057
  Accrued accounting and transfer agent
    fees.....................................       1,691
  Accrued printing and proxy fees............         471
  Other accrued expenses.....................       1,637
                                               ----------
    Total liabilities........................      58,094
                                               ----------
Net assets...................................  $2,731,054
                                               ==========
Net assets consist of:
  Par value, $1 per share....................  $  396,740
  Paid-in capital in excess of par value.....   3,305,323
  Accumulated net realized loss on
    investments..............................    (697,166)
  Net unrealized depreciation on
    investments..............................    (273,843)
                                               ----------
Net assets...................................  $2,731,054
                                               ==========
Shares outstanding...........................     396,740
Net asset value per share....................  $     6.88
                                               ==========

 STATEMENT OF OPERATIONS

                                               *May 1, 2002 to December 31, 2002

Investment income:
  Interest....................................  $   2,034
  Dividends...................................      3,512
                                                ---------
    Total investment income...................      5,546
                                                ---------
Expenses:
  Management fees (note 3)....................     14,609
  Custodian fees..............................      3,200
  Directors' fees.............................        154
  Professional fees...........................      7,800
  Accounting and transfer agent fees..........      7,226
  Printing and proxy fees.....................        628
  Filing fees.................................        114
  Other.......................................         63
                                                ---------
    Total expenses............................     33,794
                                                ---------
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3).......     (3,565)
                                                ---------
    Net expenses..............................     30,229
                                                ---------
    Net investment loss.......................    (24,683)
                                                ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on investments............   (697,166)
  Change in unrealized appreciation
    (depreciation) on investments.............   (273,843)
                                                ---------
      Net loss on investments.................   (971,009)
                                                ---------
      Net decrease in net assets from
         operations...........................  $(995,692)
                                                =========

---------------

* Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                                  *MAY 1, 2002 TO
                                                                 DECEMBER 31, 2002
                                                                 ------------------
From operations:
  Net investment loss.......................................         $  (24,683)
  Realized loss on investments..............................           (697,166)
  Change in unrealized appreciation (depreciation) on
    investments.............................................           (273,843)
                                                                     ----------
      Net decrease in net assets from operations............           (995,692)
                                                                     ----------
From capital share transactions (note 4):
  Received from shares sold.................................          3,831,624
  Paid for shares redeemed..................................           (104,878)
                                                                     ----------
    Increase in net assets derived from capital share
     transactions...........................................          3,726,746
                                                                     ----------
  Increase in net assets....................................          2,731,054
Net Assets:
  Beginning of period.......................................                  0
                                                                     ----------
  End of period.............................................         $2,731,054
                                                                     ==========

 FINANCIAL HIGHLIGHTS

                                                                  *MAY 1, 2002 TO
                                                                 DECEMBER 31, 2002
                                                                 ------------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
  Net asset value, beginning of period......................          $ 10.00
Income (loss) from investment operations:
  Net investment loss.......................................            (0.06)
  Net realized and unrealized loss on investments...........            (3.06)
                                                                      -------
    Total loss from investment operations...................            (3.12)
                                                                      -------
Net asset value, end of period..............................          $  6.88
                                                                      =======
Total return................................................           (31.20)%(b)
Ratios and supplemental data:
  Net assets at end of period (millions)....................          $   2.7
Ratios to average net assets:
Ratios net of expenses voluntarily reduced or reimbursed by
  advisor (note 3):
  Expenses..................................................             1.77%(a)
  Net investment loss.......................................            (1.45)%(a)
Ratios assuming no expenses voluntarily reduced or
  reimbursed by advisor (note 3):
  Ratio of expenses to average net assets...................             1.98%(a)
Portfolio turnover rate.....................................               38%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                                       December 31, 2002
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a series investment company which consists of 20 separate investment portfolios (the "Portfolios") that seek the following investment objectives:

   - Equity Portfolio -- long-term growth of capital by investing principally in common stocks or other equity securities. Current income is a secondary objective.

   - Money Market Portfolio -- maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments and medium-term notes.

   - Bond Portfolio -- high level of return consistent with preservation of capital by investing primarily in high quality intermediate and long-term debt securities.

   - Omni Portfolio -- high level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

   - International Portfolio -- long-term capital growth by investing primarily in common stocks of foreign companies.

   - Capital Appreciation Portfolio -- maximum capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short-term.

   - Discovery Portfolio -- maximum capital growth by investing primarily in common stocks of small- and medium-sized companies.

   - International Small Company Portfolio -- long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $1.5 billion or less.

   - Aggressive Growth Portfolio -- long term capital growth by investing in equity securities with attractive growth opportunities.

   - Small Cap Growth Portfolio -- long-term capital appreciation by investing in stocks of small companies that have strong business momentum, earnings growth and long-term capital appreciation.

   - Growth & Income Portfolio -- long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

   - S&P 500 Index Portfolio -- total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment grade corporate bonds and cash equivalents.

   - Social Awareness Portfolio -- long-term capital growth by investing primarily in common stocks and other equity securities of companies that, in the opinion of Ohio National Investments, Inc. ("ONI"), conduct their business in a way that enhances society's quality of life.

   - Blue Chip Portfolio -- growth of capital and income by concentrating investment decisions in securities of high quality companies.

   - Equity Income Portfolio -- above average income and capital appreciation by investing primarily in high quality income producing equity securities including common stock, preferred stock, REIT's, and securities convertible into common stock.

   - High Income Bond Portfolio -- high current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The portfolio's investments are generally rated BAA or lower by Moody's, or BBB or lower by S&P or Fitch.

   - Capital Growth Portfolio -- capital appreciation by investing in and actively managing equity securities in emerging growth companies.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   - Nasdaq-100 Index Portfolio -- long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100 Index. Unlike the other portfolios, the Nasdaq-100 Index portfolio is a non-diversified fund.

   The following portfolios commenced operations on May 1, 2002:

   - Bristol Portfolio -- long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of capitalization.

   - Bryton Growth Portfolio -- long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of capitalization.

   There are no assurances these objectives will be met.

   THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE FUND IN PREPARATION OF ITS FINANCIAL STATEMENTS:

   SECURITY VALUATION

   Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7, which approximates fair value. Provided that the money market segment of the Omni Portfolio maintains a dollar-weighted average maturity of 120 days or less and no such debt maturity greater than 1 year, the Omni Portfolio also values such securities at amortized cost.

   For all but the Money Market Portfolio, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price on the day of valuation or, if there has been no sale that day, at the mean between the bid and asked prices reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last sale price as of 4:00 p.m. Eastern time, or if there has been no sale for that day, at the mean between the bid and asked prices reported as of 4:00 p.m. Eastern time. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or a matrix provided by independent pricing services. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. The difference between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   All net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income from the remaining Portfolios are declared and paid to shareholders quarterly. Distributions arising from accumulated net realized capital gains are distributed to shareholders at least once a year.

   FOREIGN CURRENCY

   All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of the International, Discovery, International Small Company, Aggressive Growth, Growth & Income, Blue Chip, and Capital Growth Portfolios would not be reflected in the computation of the Portfolios' net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The books and records of all the Portfolios are maintained in U.S. dollars. Foreign currency amounts in the International, Discovery, International Small Company, Aggressive Growth, Growth & Income, Blue Chip and Capital Growth Portfolios are translated into U.S. dollars on the following basis:

   (1) fair value of investments, other assets and liabilities-at exchange rates prevailing at the end of the period.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   (2) purchases and sales of investments, income and expenses-at the rates of exchange prevailing on the respective dates of such transaction.

   Although the net assets and the fair value of the Portfolios are presented at the foreign exchange rates at the end of the period, the Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, for tax purposes, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

   Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

   FOREIGN CURRENCY CONTRACTS

   The Portfolios may enter into forward foreign currency exchange contracts (forward contracts). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations.

   OPTION WRITING AND FINANCIAL FUTURES CONTRACTS

   Each Portfolio, other than the Money Market Portfolio and S&P 500 Index Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, and each Portfolio, other than the Money Market Portfolio, may
   (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, (e) engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at fair value, and the related realized and unrealized gains and losses are included in the statement of operations. The Portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

   Each Portfolio, other than the Money Market Portfolio, may invest in financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets.

   A risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established secondary market.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   SECURITIES TRANSACTIONS AND RELATED INCOME

   Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of foreign securities in the International, Discovery, International Small Company, Aggressive Growth, Growth & Income, Blue Chip, and Capital Growth Portfolios, in which dividends are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

   REPURCHASE AGREEMENTS

   The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). At December 31, 2002, certain Portfolio's invested in repurchase agreements in which the aggregate amounted to $27,016,361.

   These securities are collateralized by various FGCI and FNMA certificates, and U.S. Treasury Notes, with a fair value of $27,570,477. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

   4(2) PAPER AND 144A SECURITIES

   4(2) paper is issued pursuant to section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"), which exempts the issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets.

   144(A) Securities in which the Portfolios invest may include securities issued by corporations without registration under the 1933 Act, in reliance on the private resale of securities to institutions in Section 5 of the 1933 Act ("Rule 144(A)"). Rule 144(A) securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. Investments by a Portfolio in Rule 144(A) securities could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Rule 144(A) securities will not be considered illiquid, however, if the Portfolio's subadviser has determined that a liquid trading market exists for such securities using procedures approved by the Board of Directors. The Portfolios' subadvisers have determined, using Board approved procedures, these securities to be liquid, unless otherwise noted.

   FEDERAL INCOME TAXES

   It is the policy of the Funds to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

   EXPENSE ALLOCATION

   Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated among all the Portfolios on the basis of relative net assets.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) FINANCIAL FUTURES CONTRACTS

   The S&P 500 Index Portfolio held investments in S&P 500 Index Futures Contracts as of December 31, 2002. These contracts are stock index futures contracts, which are developed by and traded on national commodity exchanges, whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.

   The contracts in the S&P 500 Index Portfolio are fully collateralized with commercial paper and cash on deposit with broker. The futures contracts in the Portfolio at December 31, 2002 are as follows:

                                                           EXPIRATION   UNDERLYING FACE   UNREALIZED   CASH DEPOSITED AS
        PORTFOLIO                  PURCHASED                  DATE      AMOUNT AT VALUE   GAIN/LOSS    MARGIN REQUIREMENT
        ---------                  ---------               ----------   ---------------   ----------   ------------------
      S&P 500 Index     105 Long S&P 500 Index Contracts    March 03      $23,471,437     ($400,313)       $6,386,665

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund has an investment advisory agreement with Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of Ohio National Life Insurance Company ("ONLIC"), under the terms of which ONI provides Portfolio management and investment advice to the Portfolios and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services, ONI receives from the Fund annual fees on the basis of each Portfolio's average daily net assets based on the following schedule: (a) for each of the Bond, Omni and Social Awareness Portfolios, 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million of net assets, 0.45% of the next $250 million of net assets, 0.40% of the next $500 million of net assets, 0.30% of the next $1 billion of net assets, and 0.25% of net assets over $2 billion; (b) for the Money Market Portfolio, 0.30% of the first $100 million of net assets, 0.25% of the next $150 million of net assets, 0.23% of the net $250 million of net assets, 0.20% of the next $500 million of net assets, and 0.15% of net assets over $1 billion; (c) for the International, Capital Growth, and Blue Chip Portfolios, 0.90% of each Portfolio's net assets; (d) for the Capital Appreciation, Discovery and Aggressive Growth Portfolios, 0.80% of each Portfolio's net assets, (e) for the Small Cap Growth Portfolio, 0.95% of the first $150 million of net assets, and 0.80% of net assets over $150 million; (f) for the Growth & Income Portfolio, 0.85% of the first $200 million of net assets and 0.80% of net assets over $200 million, (g) for the S&P 500 Index Portfolio, 0.40% of the first $100 million of net assets, 0.35% of the next $150 million of net assets, and 0.33% of net assets over $250 million; (h) for the International Small Company Portfolio, 1.00% of the first $100 million of net assets and 0.90% of that Portfolio's net assets over $100 million; (i) for the High Income Bond, Nasdaq-100 Index and Equity Income, 0.75% of each Portfolio's net assets; (j) for the Equity Portfolio, 0.80% of the first $500 million of the Portfolio's net assets, and 0.75% of net assets over $500 million; (k) for the Bristol Portfolio, 0.80% of the first $100 million of net assets, 0.75% of the next $400 million of net assets, and 0.70% of net assets over $500 million; and (l) for the Bryton Growth Portfolio, 0.85% of the first $100 million of net assets, 0.80% of the next $400 million of net assets, and 0.75% of net assets over $500 million.

   Under the Investment Advisory Agreement, the Fund authorizes ONI to retain sub-advisers for the Capital Appreciation, Discovery, Aggressive Growth, Small Cap Growth, Growth & Income, Capital Growth, Equity Income, Blue Chip, High Income Bond, International, International Small Company, Equity, Omni, Bristol and Bryton Growth Portfolios subject to the approval of the Portfolio's Board of Directors. ONI has entered into Sub-Advisory Agreements with Jennison Associates LLC ("Jennison"), Founders Asset Management LLC ("FAM"), Janus Capital Management LLC ("Janus"), UBS Global Asset Management (New York), Inc. ("UBS"), RS Investment Management, L.P. ("RSI"), Federated Investment Counseling ("FIC"), Federated Global Investment Management Corp. ("Federated Global"), Legg Mason Funds Management, Inc. ("LM"), and Suffolk Capital Management, LLC ("Suffolk") respectively, to manage the investment and reinvestment of those Portfolios' assets, subject to the supervision of ONI. As compensation for their services, (a) Jennison receives from ONI a fee at an annual rate of 0.75% of the first $10 million, 0.50% of the next $30 million, 0.35% of the next $25 million, 0.25% of the next $335 million, 0.22% of the next $600 million and 0.20% of average daily net asset value in excess of $1 billion of the Capital Appreciation Portfolio, (b) FAM receives from ONI a fee at an annual rate of 0.55% of the first $150 million, 0.50% of the next $150 million, and 0.40% of the

                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   average daily net asset value in excess of $300 million of the Discovery Portfolio; (c) Janus receives from ONI a fee at an annual rate of 0.55% of the first $100 million, 0.50% of the next $400 million, and 0.45% of average daily net asset value in excess of $500 million of the Aggressive Growth Portfolio; (d) UBS receives from ONI a fee at an annual rate of 0.65% of the first $50 million, 0.60% of the next $100 million, and 0.50% of average daily net assets in excess of $150 million of the Small Cap Growth Portfolio: (e) RSI receives from ONI a fee at an annual rate of (i) 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net assets in excess of $200 million of the Growth & Income Portfolio, and (ii) 0.64% of the first $100 million, 0.60% of the next $100 million, and 0.55% of the average daily net assets in excess of $200 million of the Capital Growth Portfolio; (f) FIC receives from ONI fees at an annual rate of (i) 0.50% of the first $35 million, 0.35% of the next $65 million, and 0.25% of the average daily net assets in excess of $100 million of each of the Equity Income and Blue Chip Portfolios, (ii) 0.50% of the first $30 million, 0.40% of the next $20 million, 0.30% of the next $25 million, and 0.25% of the average daily net assets in excess of $75 million of the High Income Bond Portfolio; (g) Federated Global receives (i) 0.40% of the first $200 million and 0.35% of average daily net assets in excess of $200 million of the International Portfolio, and (ii) 0.75% of the first $100 million and 0.65% of average daily net assets in excess of $100 million of the International Small Company Portfolio; (h) LM receives from ONI fees at the annual rate of 0.45% of the first $500 million and 0.40% of the average daily net assets in excess of $500 million of the Equity Portfolio; and (I) Suffolk receives from ONI fees at the annual rate of (i) 0.30% of the first $100 million, 0.25% of the next $150 million, 0.225% of the next $250 million, 0.20% of the next $500 million, 0.15% of the next $1 billion and 0.125% of the average daily net assets in excess of $2 billion of the Omni Portfolio, (ii) 0.45% of the first $100 million, 0.40% of the next $400 million and 0.35% of the average daily net assets in excess of $500 million of the Bristol Portfolio, and
   (iii) 0.50% of the first $100 million, 0.45% of the next $400 million and 0.40% of the average daily net assets in excess of $500 million of the Bryton Growth Portfolio.

   ONI is presently waiving any management fees in excess of 0.25%, 0.85% and 0.40% in the Money Market, International and Nasdaq-100 Index Portfolios, respectively.

   Under the agreement between the Funds and ONI, ONI has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of 1% of their daily net assets. For the period ended December 31, 2002, the reimbursement was $4,485, $2,268 and $3,565 for the High Income Bond, Bristol and Bryton Growth Portfolios, respectively.

   Effective November 1, 2002, UBS Global Asset Management (New York), Inc., replaced Pilgrim Baxter and Associates as the sub-adviser for the Core Growth Portfolio, and the Portfolio was renamed the Small Cap Growth Portfolio.

   Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $3,500 plus $1,000 for each Board meeting attended and $500 for each Board committee meeting attended.

   Under an agreement among ONI, ONLIC and the Fund, ONLIC will, to the extent requested by ONI, provide clerical, stenographic and administrative services and such office supplies and equipment as may be reasonably required in order that ONI may properly perform its functions on behalf of the Fund in connection with the Investment Advisory Agreement. In that regard, ONLIC performs various administrative services as well as the transfer agent function on behalf of the Fund. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as the accounting agent for all but the International and International Small Company Portfolios. U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for all but the International and International Small Company Portfolios. The accounting agent and custodian for the International and International Small Company Portfolios is State Street Bank-Kansas City, 801 Pennsylvania, Kansas City, Missouri. For assets held outside the United States, U.S. Bank and State Street-Kansas City enter into subcustodial agreements, as authorized by the Board of Directors.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4)CAPITAL SHARE TRANSACTIONS

   Capital share transactions for the year ended December 31, 2002 and December 31, 2001 were as follows:

                                                   EQUITY                   MONEY MARKET                     BOND
                                           -----------------------   --------------------------   --------------------------
                                              YEAR         YEAR          YEAR          YEAR           YEAR           YEAR
                                             ENDED        ENDED         ENDED          ENDED          ENDED         ENDED
                                            12/31/02     12/31/01      12/31/02      12/31/01       12/31/02       12/31/01
                                           ----------   ----------   ------------   -----------   -------------   ----------
   Capital shares issued on sales........   1,517,770    2,654,410    108,325,988    88,257,218      4,036,812     3,131,877
   Capital shares issued on reinvested
     dividends...........................      61,438       46,257        250,640       381,014        441,434       278,384
   Capital shares redeemed...............  (2,449,580)  (1,189,084)  (108,792,928)  (79,117,236)    (1,639,984)     (751,136)
                                           ----------   ----------   ------------   -----------    -----------    ----------
   Net increase (decrease)...............    (870,372)   1,511,583       (216,300)    9,520,996      2,838,262     2,659,125
                                           ==========   ==========   ============   ===========    ===========    ==========

                                                    OMNI                   INTERNATIONAL             CAPITAL APPRECIATION
                                           -----------------------   --------------------------   --------------------------
                                              YEAR         YEAR          YEAR          YEAR           YEAR           YEAR
                                             ENDED        ENDED         ENDED          ENDED          ENDED         ENDED
                                            12/31/02     12/31/01      12/31/02      12/31/01       12/31/02       12/31/01
                                           ----------   ----------   ------------   -----------   -------------   ----------
   Capital shares issued on sales........     267,660      296,592     12,409,141    25,212,508      1,655,599     2,340,827
   Capital shares issued on reinvested
     dividends...........................     128,879      150,638         23,347            --         95,755       668,619
   Capital shares redeemed...............  (1,625,382)  (1,902,950)   (14,399,114)  (25,762,913)    (1,346,561)     (617,624)
                                           ----------   ----------   ------------   -----------    -----------    ----------
   Net increase (decrease)...............  (1,228,843)  (1,455,720)    (1,966,626)     (550,405)       404,793     2,391,822
                                           ==========   ==========   ============   ===========    ===========    ==========

                                                  DISCOVERY             INT'L SMALL COMPANY           AGGRESSIVE GROWTH
                                           -----------------------   --------------------------   --------------------------
                                              YEAR         YEAR          YEAR          YEAR           YEAR           YEAR
                                             ENDED        ENDED         ENDED          ENDED          ENDED         ENDED
                                            12/31/02     12/31/02      12/31/02      12/31/01       12/31/02       12/31/01
                                           ----------   ----------   ------------   -----------   -------------   ----------
   Capital shares issued on sales........     488,673      714,866      6,634,032     5,129,034        536,220       682,425
   Capital shares issued on reinvested
     dividends...........................          --           --             --            --             --        35,568
   Capital shares redeemed...............  (1,119,844)  (1,125,606)    (6,786,705)   (5,419,877)      (531,354)     (554,586)
                                           ----------   ----------   ------------   -----------    -----------    ----------
   Net increase (decrease)...............    (631,171)    (410,740)      (152,673)     (290,843)         4,866       163,407
                                           ==========   ==========   ============   ===========    ===========    ==========

                                              SMALL CAP GROWTH            GROWTH & INCOME               S&P 500 INDEX
                                           -----------------------   --------------------------   --------------------------
                                              YEAR         YEAR          YEAR          YEAR           YEAR           YEAR
                                             ENDED        ENDED         ENDED          ENDED          ENDED         ENDED
                                            12/31/02     12/31/01      12/31/02      12/31/01       12/31/02       12/31/01
                                           ----------   ----------   ------------   -----------   -------------   ----------
   Capital shares issued on sales........     487,508      687,088        532,437       847,142      2,090,559     2,289,444
   Capital shares issued on reinvested
     dividends...........................          --       26,747             --       115,729        178,452       328,483
   Capital shares redeemed...............    (660,023)  (1,122,190)    (1,623,497)     (868,940)    (2,904,105)   (1,819,975)
                                           ----------   ----------   ------------   -----------    -----------    ----------
   Net increase (decrease)...............    (172,515)    (408,355)    (1,091,060)       93,931       (635,094)      797,952
                                           ==========   ==========   ============   ===========    ===========    ==========

                                              SOCIAL AWARENESS               BLUE CHIP                  EQUITY INCOME
                                           -----------------------   --------------------------   --------------------------
                                              YEAR         YEAR          YEAR          YEAR           YEAR           YEAR
                                             ENDED        ENDED         ENDED          ENDED          ENDED         ENDED
                                            12/31/02     12/31/01      12/31/02      12/31/01       12/31/02       12/31/01
                                           ----------   ----------   ------------   -----------   -------------   ----------
   Capital shares issued on sales........      73,350       49,588        623,111       542,519        387,907       516,998
   Capital shares issued on reinvested
     dividends...........................          --           --         11,962         5,907         17,048        14,598
   Capital shares redeemed...............     (56,560)     (62,857)      (290,110)     (289,751)      (229,062)     (309,137)
                                           ----------   ----------   ------------   -----------    -----------    ----------
   Net increase (decrease)...............      16,790      (13,269)       344,963       258,675        175,893       222,459
                                           ==========   ==========   ============   ===========    ===========    ==========

                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               HIGH INCOME BOND             CAPITAL GROWTH              NASDAQ-100 INDEX
                                            -----------------------   --------------------------   --------------------------
                                               YEAR         YEAR          YEAR          YEAR           YEAR           YEAR
                                              ENDED        ENDED         ENDED          ENDED          ENDED         ENDED
                                             12/31/02     12/31/01      12/31/02      12/31/01       12/31/02       12/31/01
                                            ----------   ----------   ------------   -----------   -------------   ----------
   Capital shares issued on sales.........   1,427,900    1,140,210      2,544,846     3,635,388      4,417,348     2,344,528
   Capital shares issued on reinvested
     dividends............................     235,846      270,539             --            --             --            --
   Capital shares redeemed................  (1,318,960)  (1,044,415)    (2,746,129)   (3,419,145)    (3,841,627)   (1,011,884)
                                            ----------   ----------   ------------   -----------    -----------    ----------
   Net increase (decrease)................     344,786      366,334       (201,283)      216,243        575,721     1,332,644
                                            ==========   ==========   ============   ===========    ===========    ==========

                                                                        BRYTON
                                            BRISTOL                     GROWTH
                                           ----------                ------------
                                            05/01/02                   05/01/02
                                               TO                         TO
                                            12/31/02                   12/31/02
                                           ----------                ------------
   Capital shares issued on sales........   381,868                    413,486
   Capital shares redeemed...............    (4,952)                   (16,746)
                                            -------                    -------
   Net increase..........................   376,916                    396,740
                                            =======                    =======

   The Fund is authorized to issue 250,000,000 of its capital shares. 20,000,000 shares each have been allocated to the Equity, Omni, and International Portfolios, and 10,000,000 are allocated to each of the other Portfolios. The remaining 20,000,000 are unallocated at this time.

(5) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 2002 were as follows:

                                                                                                               CAPITAL
                                                   EQUITY         BOND           OMNI       INTERNATIONAL   APPRECIATION
                                                ------------   -----------   ------------   -------------   -------------
   Stocks & Bonds:
     Purchases................................  $ 94,124,796   $44,404,887   $106,397,294    $53,908,349    $ 99,766,041
     Sales....................................   105,942,194    10,853,284    116,905,398     72,766,994      89,205,619

                                                               INTERNATIONAL
                                                                   SMALL        AGGRESSIVE     SMALL CAP      GROWTH &
                                                 DISCOVERY        COMPANY         GROWTH        GROWTH         INCOME
                                                ------------   -------------   ------------   -----------   -------------
   Stocks & Bonds:
     Purchases................................  $111,055,714    $15,268,463    $ 14,897,269   $41,163,423   $285,279,108
     Sales....................................   116,822,544     18,336,326      15,165,434    41,673,191    291,863,156

                                                  S&P 500        SOCIAL                     HIGH INCOME      EQUITY
                                                   INDEX        AWARENESS     BLUE CHIP        BOND          INCOME
                                                ------------   -----------   ------------   -----------   -------------
   Stocks & Bonds:
     Purchases................................  $ 56,187,961   $ 1,501,218   $  5,583,942   $ 8,736,584   $  8,916,655
     Sales....................................    18,215,307     1,400,612      2,307,331     7,137,808      7,496,002

                                                  CAPITAL      NASDAQ-100                     BRYTON
                                                   GROWTH         INDEX        BRISTOL        GROWTH
                                                ------------   -----------   ------------   -----------
   Stocks & Bonds:
     Purchases................................  $ 42,237,971   $ 9,835,671   $  6,143,015   $ 4,597,129
     Sales....................................    46,804,817     8,098,399      2,645,751       908,950

                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(6) FEDERAL INCOME TAX INFORMATION

   As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                  UNDISTRIBUTED                                                          TOTAL
                                 UNDISTRIBUTED      LONG-TERM                     ACCUMULATED       UNREALIZED        ACCUMULATED
                                   ORDINARY       CAPITAL GAINS    ACCUMULATED    CAPITAL AND      APPRECIATION        EARNINGS
                                    INCOME          (LOSSES)        EARNINGS      OTHER LOSSES   (DEPRECIATION)(1)     (DEFICIT)
                                 -------------    -------------    -----------    ------------   -----------------   -------------
   Equity....................       $   357            $--           $   357      $(62,565,904)    $(38,975,206)     $(101,540,753)
   Money Market..............           127            --                127            (3,352)              --             (3,225)
   Bond......................            --            --                 --        (1,560,493)       1,863,318            302,825
   Omni......................            --            --                 --       (22,240,115)      (5,248,972)       (27,489,087)
   International.............            --            --                 --       (46,595,811)      (7,497,443)       (54,093,254)
   Capital Appreciation......         1,953            --              1,953       (12,086,011)      (6,465,920)       (18,549,978)
   Discovery.................            --            --                 --       (50,572,676)     (12,390,182)       (62,962,858)
   International Small
     Company.................            --            --                 --        (7,752,523)          24,549         (7,727,974)
   Aggressive Growth.........            --            --                 --       (18,460,144)        (897,202)       (19,357,346)
   Small Cap Growth..........            --            --                 --       (23,795,321)        (353,376)       (24,148,697)
   Growth & Income...........            --            --                 --       (41,563,500)        (630,869)       (42,194,369)
   S&P 500 Index.............        21,910            --             21,910       (32,444,299)     (44,448,290)       (76,870,679)
   Social Awareness..........            --            --                 --        (2,748,728)        (652,246)        (3,400,974)
   Blue Chip.................           727            --                727        (1,196,797)      (1,427,025)        (2,623,095)
   Equity Income.............        11,917            --             11,917        (3,260,691)      (1,259,485)        (4,508,259)
   High Income Bond..........            --            --                 --        (3,687,850)        (620,141)        (4,307,991)
   Capital Growth............            --            --                 --       (28,055,377)      (1,053,749)       (29,109,126)
   Nasdaq-100 Index..........            --            --                 --        (2,252,901)      (7,950,414)       (10,203,315)
   Bristol...................            --            --                 --          (325,068)        (325,461)          (650,529)
   Bryton Growth.............            --            --                 --          (663,465)        (307,544)          (971,009)

---------------

(1) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and the difference between book and tax amortization methods for premium and market discounts.

   For corporate shareholders, the following percentage of the total ordinary income dividends paid during the year ended December 31, 2002, quality for the corporate dividends received deduction for the following Portfolios:

                                                           DIVIDENDS
                                                           RECEIVED
   PORTFOLIO                                               DEDUCTION
   ---------                                               ---------
   Equity..............................................      100.0%
   Omni................................................       52.2%
   Capital Appreciation................................       33.2%
   S&P 500 Index.......................................       98.8%
   Blue Chip...........................................      100.0%
   Equity Income.......................................      100.0%
   High Income Bond....................................        1.4%

                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   Under current tax law, capital losses realized after October 31 of a Portfolio's fiscal year may be deferred and treated as occurring on the first business day or the following fiscal year for tax purposes. The following Portfolios had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2003.

                                                          POST-OCTOBER
   PORTFOLIO                                                 LOSSES
   ---------                                              ------------
   Equity.............................................      2,921,892
   Bond...............................................        639,910
   Omni...............................................      2,407,769
   Capital Appreciation...............................      2,376,814
   Discovery..........................................      1,823,373
   International Small Company........................        328,129
   Aggressive Growth..................................         45,933
   Growth & Income....................................        270,513
   S&P 500 Index......................................        277,921
   Social Awareness...................................            158
   Blue Chip..........................................        308,927
   Equity Income......................................          3,340
   High Income Bond...................................        282,030
   Capital Growth.....................................        622,866
   Nasdaq-100 Index...................................      1,040,730
   Bristol............................................         84,821
   Bristol Growth.....................................        127,534

   For Federal income tax purposes, the following Portfolios had capital loss carryforwards as of December 31, 2002, which are available to offset future realized gains, if any:

                                                                            EXPIRATION AMOUNT BY YEAR
                                  TOTAL LOSS    ---------------------------------------------------------------------------------
   PORTFOLIO                     CARRYFORWARD    2003      2005      2006        2007         2008         2009          2010
   ---------                     ------------   -------   ------   --------   ----------   ----------   -----------   -----------
   Equity......................  $59,644,012    $    --   $   --   $     --   $       --   $       --   $ 6,500,258   $53,143,754
   Money Market................        3,352         --       --         --          220        3,006            96            30
   Bond........................      920,583     14,746    2,893    230,373       31,297      493,362       147,912            --
   Omni........................   19,832,346         --       --         --           --           --     8,416,306    11,416,040
   International...............   46,595,811         --       --         --           --           --    27,543,548    19,052,263
   Capital Appreciation........    9,709,197         --       --         --           --           --            --     9,709,197
   Discovery...................   48,749,303         --       --         --           --           --    24,541,858    24,207,445
   International Small             7,420,317         --       --         --           --           --     4,795,969     2,624,348
     Company...................
   Aggressive Growth...........   18,414,211         --       --         --    2,059,394    1,779,157    10,160,501     4,415,159
   Small Cap Growth............   23,795,321         --       --         --           --           --    20,123,383     3,671,938
   Growth & Income.............   41,292,987         --       --         --           --           --    20,490,636    20,802,351
   S&P 500 Index...............   32,166,378         --       --         --           --      639,849    17,982,141    13,544,388
   Social Awareness............    2,748,570         --       --    333,209    1,811,911           --       603,450            --
   Blue Chip...................      887,870         --       --         --           --       88,688       476,384       322,798
   Equity Income...............    3,257,351         --       --      5,714       70,595      842,992     1,112,295     1,225,755
   High Income Bond............    3,405,820         --       --         --      196,803      390,607     1,533,582     1,284,828
   Capital Growth..............   27,432,511         --       --         --           --    2,070,665    16,043,064     9,318,782
   Nasdaq-100 Index............    1,212,171         --       --         --           --       35,446            --     1,176,725
   Bristol.....................      240,247         --       --         --           --           --            --       240,247
   Brylon Growth...............      535,931         --       --         --           --           --            --       535,931

   The Board of Directors does not intend to authorize a distribution of any realized gain for a Portfolio until the capital loss carryover has been offset or expires.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                                       December 31, 2002
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The tax characteristics of dividends paid to shareholders for the year ended December 31, 2002, were as follows:

                                                                                   NET        RETURN         TOTAL
                                                                   ORDINARY     LONG-TERM       OF       DISTRIBUTIONS
                                                                    INCOME        GAINS      CAPITAL         PAID
                                                                  ----------    ---------    --------    -------------
   Equity.....................................................    $1,081,406    $     --     $     --     $1,081,406
   Money Market...............................................     2,506,937          --           --      2,506,397
   Bond.......................................................     4,483,103          --           --      4,483,103
   Omni.......................................................     1,378,520          --           --      1,378,520
   International..............................................            --          --      168,880        168,880
   Capital Appreciation.......................................       885,021     207,888           --      1,092,909
   S&P 500 Index..............................................     1,764,835          --           --      1,764,835
   Blue Chip..................................................       101,969          --           --        101,969
   Equity Income..............................................       132,461          --           --        132,461
   High Income Bond...........................................     1,369,160          --      276,255      1,645,415

   Cost for Federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

                                                                                                               CAPITAL
                                                   EQUITY          BOND           OMNI       INTERNATIONAL   APPRECIATION
                                                ------------   -------------   -----------   -------------   ------------
   Gross unrealized:
     Appreciation.............................  $ 43,726,362    $ 4,803,143    $ 1,862,681    $ 1,372,975    $  4,802,316
     Depreciation.............................   (82,701,568)    (2,939,825)    (7,111,653)    (8,872,574)    (11,268,236)
   Net unrealized:
     Appreciation (depreciation)..............   (38,975,206)     1,863,318     (5,248,972)    (7,499,599)     (6,465,920)

                                                               INTERNATIONAL   AGGRESSIVE      SMALL CAP       GROWTH &
                                                 DISCOVERY     SMALL COMPANY     GROWTH         GROWTH          INCOME
                                                ------------   -------------   -----------   -------------   ------------
   Gross unrealized:
     Appreciation.............................  $  4,631,088    $ 1,314,927    $   632,379    $   482,880    $  3,068,416
     Depreciation.............................   (17,021,270)    (1,288,121)    (1,529,575)      (836,256)     (3,699,285)
   Net unrealized:
     Appreciation (depreciation)..............   (12,390,182)        26,806       (897,196)      (353,376)       (630,869)

                                                  S&P 500         SOCIAL                        EQUITY       HIGH INCOME
                                                   INDEX         AWARENESS      BLUE CHIP       INCOME           BOND
                                                ------------   -------------   -----------   -------------   ------------
   Gross unrealized:
     Appreciation.............................  $  5,651,016    $    20,780    $   847,850    $   177,678    $    815,883
     Depreciation.............................   (50,099,306)      (673,026)    (2,274,875)    (1,437,163)     (1,436,024)
   Net unrealized:
     Appreciation (depreciation)..............   (44,448,290)      (652,246)    (1,427,025)    (1,259,485)       (620,141)

                                                  CAPITAL       NASDAQ-100                      BRYTON
                                                   GROWTH          INDEX         BRISTOL        GROWTH
                                                ------------   -------------   -----------   -------------
   Gross unrealized:
     Appreciation.............................  $  1,296,279    $   218,960    $    70,664    $   208,540
     Depreciation.............................    (2,350,028)    (8,169,374)      (396,125)      (516,084)
   Net unrealized:
     Appreciation (depreciation)..............    (1,053,749)    (7,950,414)      (325,461)      (307,544)

                    END OF NOTES TO THE FINANCIAL STATEMENTS

OHIO NATIONAL FUND, INC.

 INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Ohio National Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Ohio National Fund, Inc. -- Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio, International Portfolio, Capital Appreciation Portfolio, Discovery Portfolio, International Small Company Portfolio, Aggressive Growth Portfolio, Small Cap Growth Portfolio (formerly Core Growth Portfolio), Growth & Income Portfolio, S&P 500 Index Portfolio, Social Awareness Portfolio, Blue Chip Portfolio, Equity Income Portfolio, High Income Bond Portfolio, Capital Growth Portfolio, Nasdaq-100 Index Portfolio, Bristol Portfolio and Bryton Portfolio (collectively, the Portfolios), including the schedules of investments, as of December 31, 2002, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2002, the results of their operations for the periods then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 18, 2003

INFORMATION ABOUT DIRECTORS (UNAUDITED)

The following table contains information regarding Ohio National Fund, Inc. Directors. Asterisks indicate those directors who are "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund's Statement of Additional Information includes additional information about the Directors and is available by calling 1-800-366-6654.

NAME, ADDRESS, AGE, POSITION(S) HELD WITH FUND
AND LENGTH OF SERVICE AS AN OHIO NATIONAL
INVESTMENTS, INC. DIRECTOR                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY DIRECTORS
----------------------------------------------  -------------------------------------------   -------------------------------------
James E. Bushman                                Director, President & CEO, Cast-Fab           Director, The Midland Company,
3040 Forrer Street                              Technologies Inc.                             Hilltop Basic Resources, Inc.,
Cincinnati, Ohio                                                                              Littleford Group, Inc., Portman
58, Director, Member of Audit                                                                 Equipment Co., Rotex, Inc.,
and Independent Directors                                                                     Steinhauser Printing Co., Ante
Committees since March 2000                                                                   Investments, Inc., Carlisle
                                                                                              Construction Co., Inc., EGC
                                                                                              Constructions Co., Inc., Factory
                                                                                              Power Co. and Security Systems
                                                                                              Equipment Corp.
Joseph A. Campanella                            Retired. Until 2001, was Executive Vice       Director of Ohio Savings Bank;
7473 Pinehurst Drive                            President, Community Banking Div., Firstar    Trustee of University of Cincinnati
Cincinnati, Ohio                                Bank, N. A.                                   College of Nursing.
60, Director, Member of Audit
and Independent Directors
Committees
Ross Love                                       Director, President & CEO, Blue Chip          Trustee, Health Alliance of Greater
615 Windings Way                                Enterprises LTD.                              Cincinnati; Director, Partnership for
Cincinnati, Ohio                                                                              a Drug Free America (Chairman of
57, Director, Member of Audit                                                                 African-American Task Force);
and Independent Directors                                                                     Advisory Board, Syracuse University
Committees since March 1977                                                                   School of Management; Director,
                                                                                              Association of
                                                                                              National Advertisers.
John J. Palmer*                                 Executive Vice President, Strategic           Executive Vice President of Ohio
One Financial Way                               Initiatives, ONLI.                            National Mutual Holdings, Inc., Ohio
Cincinnati, Ohio                                                                              National Financial Services, Inc. and
64, President & Director since                                                                Ohio National Life Assurance
July 1997                                                                                     Corporation; Director and CEO of the
                                                                                              O.N. Equity Sales Co., Ohio National
                                                                                              Equities, Inc., National Security
                                                                                              Life and Annuity Company and SMON
                                                                                              Holdings, Inc.; Director and
                                                                                              President of O.N. Investment
                                                                                              Management Co. and O.N. Global
                                                                                              Holdings, Inc.; Director of Ohio
                                                                                              National Insurance Agency, Inc., Ohio
                                                                                              National Subamerica S.A., Ohio
                                                                                              National Seguros de Vida S.A. and
                                                                                              Fiduciary Capital Management, Inc.
George M. Vredeveld                             Professor of Economics, University of         Director of Center for Economic
University of Cincinnati                        Cincinnati                                    Education; Private Consultant
P.O. Box 210223 Cincinnati, Ohio                                                              Director of Benchmark Savings
60, Director, Member of Audit                                                                 Bank
and Independent Directors
Committees since March 1996

Each Director listed above is also a Manager of Dow(SM) Target Variable Fund LLC. They are responsible for all of the Portfolios of the respective Funds.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
98,174 Shares (Cost $2,570,058).............................    $1,688,591             $1,688,591
Money Market Subaccount
146,358 Shares (Cost $1,463,584)............................     1,463,584              1,463,584
Bond Subaccount
52,034 Shares (Cost $529,228)...............................       533,348                533,348
Omni Subaccount
98,571 Shares (Cost $1,758,067).............................       981,763                981,763
International Subaccount
146,180 Shares (Cost $1,837,688)............................       964,790                964,790
Capital Appreciation Subaccount
102,925 Shares (Cost $1,352,475)............................     1,141,443              1,141,443
Discovery Subaccount
124,836 Shares (Cost $2,786,990)............................     1,518,010              1,518,010
International Small Company Subaccount
25,568 Shares (Cost $326,879)...............................       204,292                204,292
Aggressive Growth Subaccount
75,038 Shares (Cost $566,614)...............................       312,156                312,156
Small Cap Growth Subaccount
44,253 Shares (Cost $387,360)...............................       223,476                223,476
Growth & Income Subaccount
133,722 Shares (Cost $1,907,065)............................     1,274,371              1,274,371
S&P 500 Index Subaccount
267,484 Shares (Cost $3,505,475)............................     2,436,783              2,436,783
Social Awareness Subaccount
16,496 Shares (Cost $139,998)...............................        85,286                 85,286
Blue Chip Subaccount
5,056 Shares (Cost $44,996).................................        40,957                 40,957
Equity Income Subaccount
2,207 Shares (Cost $18,081).................................        16,024                 16,024
High Income Bond Subaccount
10,553 Shares (Cost $77,011)................................        72,604                 72,604
Capital Growth Subaccount
10,284 Shares (Cost $188,397)...............................       105,408                105,408
Nasdaq-100 Index Subaccount
30,476 Shares (Cost $90,188)................................        78,324                 78,324
Bryton Growth Subaccount
73 Shares (Cost $499).......................................           506                    506

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
DOW TARGET 10 PORTFOLIOS:
January Subaccount
52 Shares (Cost $494).......................................    $      423             $      423
February Subaccount
340 Shares (Cost $3,531)....................................         2,871                  2,871
March Subaccount
78 Shares (Cost $759).......................................           624                    624
April Subaccount
121 Shares (Cost $1,226)....................................         1,052                  1,052
May Subaccount
75 Shares (Cost $729).......................................           602                    602
June Subaccount
86 Shares (Cost $765).......................................           668                    668
July Subaccount
162 Shares (Cost $1,286)....................................         1,238                  1,238
August Subaccount
119 Shares (Cost $996)......................................           905                    905
September Subaccount
100 Shares (Cost $782)......................................           753                    753
October Subaccount
125 Shares (Cost $1,052)....................................         1,090                  1,090
November Subaccount
126 Shares (Cost $1,032)....................................           972                    972
December Subaccount
72 Shares (Cost $646).......................................           583                    583

DOW TARGET 5 PORTFOLIOS:
January Subaccount
348 Shares (Cost $3,001)....................................         2,960                  2,960
February Subaccount
33 Shares (Cost $348).......................................           301                    301
March Subaccount
23 Shares (Cost $246).......................................           193                    193
April Subaccount
42 Shares (Cost $406).......................................           317                    317
May Subaccount
32 Shares (Cost $305).......................................           221                    221
June Subaccount
35 Shares (Cost $355).......................................           271                    271
July Subaccount
41 Shares (Cost $407).......................................           345                    345

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
DOW TARGET 5 PORTFOLIOS: (CONTINUED)
August Subaccount
31 Shares (Cost $360).......................................    $      342             $      342
September Subaccount
40 Shares (Cost $294).......................................           288                    288
October Subaccount
44 Shares (Cost $354).......................................           368                    368
November Subaccount
36 Shares (Cost $277).......................................           254                    254
December Subaccount
19 Shares (Cost $181).......................................           156                    156

JANUS ADVISER SERIES:
Growth Subaccount
25,022 Shares (Cost $551,227)...............................       380,584                380,584
Worldwide Subaccount
17,904 Shares (Cost $639,596)...............................       386,909                386,909
Balanced Subaccount
32,278 Shares (Cost $763,139)...............................       677,838                677,838

STRONG VARIABLE ANNUITY FUNDS, INC.:
Opportunity II Subaccount
11,499 Shares (Cost $198,588)...............................       159,485                159,485
Multi Cap Value II Subaccount
271 Shares (Cost $2,511)....................................         1,973                  1,973
Mid Cap Growth II Subaccount
8,844 Shares (Cost $170,059)................................        90,472                 90,472

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
8,590 Shares (Cost $72,049).................................        69,922                 69,922
Core US Equity Subaccount
2,814 Shares (Cost $28,867).................................        23,888                 23,888
Capital Growth Subaccount
9,168 Shares (Cost $84,199).................................        71,232                 71,232

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
US Real Estate Subaccount
1,363 Shares (Cost $16,080).................................        15,446                 15,446

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
9,174 Shares (Cost $66,627).................................    $   64,403             $   64,403
Small Cap Subaccount
24,855 Shares (Cost $303,806)...............................       266,449                266,449

FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CL 2:
VIP Mid-Cap Subaccount
13,072 Shares (Cost $241,424)...............................       227,316                227,316
VIP Contrafund Subaccount
6,448 Shares (Cost $120,232)................................       115,735                115,735
VIP Growth Subaccount
5,542 Shares (Cost $137,071)................................       128,641                128,641

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
686 Shares (Cost $7,143)....................................         7,124                  7,124
Investors Growth Stock Subaccount
686 Shares (Cost $4,948)....................................         4,797                  4,797
Mid Cap Growth Subaccount
1,554 Shares (Cost $6,945)..................................         6,962                  6,962
Total Return Subaccount
4,889 Shares (Cost $85,390).................................        83,351                 83,351

JP MORGAN SERIES TRUST II:
Small Company Subaccount
1,700 Shares (Cost $18,402).................................        17,573                 17,573
Mid Cap Value Subaccount
4,122 Shares (Cost $66,681).................................        68,921                 68,921

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                        OHIO NATIONAL FUND, INC.
                                                   -------------------------------------------------------------------

                                                     EQUITY     MONEY MARKET      BOND         OMNI      INTERNATIONAL
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                   ----------   ------------   ----------   ----------   -------------
                                                      2002          2002          2002         2002          2002
                                                   ----------   ------------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends...........................  $   6,864      $ 16,734      $26,657     $  21,180      $   2,988
  Risk & administrative expense (note 3).........    (24,318)      (16,596)      (5,878)      (14,595)       (14,948)
                                                   ---------      --------      -------     ---------      ---------
       Net investment activity...................    (17,454)          138       20,779         6,585        (11,960)
                                                   ---------      --------      -------     ---------      ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0             0            0             0              0
     Realized gain (loss)........................   (225,366)           42          250      (122,382)      (165,000)
     Unrealized gain (loss)......................   (158,276)            0       11,107      (187,796)       (96,029)
                                                   ---------      --------      -------     ---------      ---------
       Net gain (loss) on investments............   (383,642)           42       11,357      (310,178)      (261,029)
                                                   ---------      --------      -------     ---------      ---------
          Net increase (decrease) in contract
            owners' equity from operations.......  $(401,096)     $    180      $32,136     $(303,593)     $(272,989)
                                                   =========      ========      =======     =========      =========

                                                           OHIO NATIONAL FUND, INC.
                                                   -----------------------------------------
                                                     CAPITAL                   INTERNATIONAL
                                                   APPRECIATION   DISCOVERY      SMALL CO.
                                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                   ------------   ----------   -------------
                                                       2002          2002          2002
                                                   ------------   ----------   -------------
Investment activity:
  Reinvested dividends...........................   $   2,550     $       0       $      0
  Risk & administrative expense (note 3).........     (16,844)      (27,303)        (2,918)
                                                    ---------     ---------       --------
       Net investment activity...................     (14,294)      (27,303)        (2,918)
                                                    ---------     ---------       --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................      11,269             0              0
     Realized gain (loss)........................     (42,909)     (407,547)       (44,286)
     Unrealized gain (loss)......................    (262,450)     (430,985)         4,982
                                                    ---------     ---------       --------
       Net gain (loss) on investments............    (294,090)     (838,532)       (39,304)
                                                    ---------     ---------       --------
          Net increase (decrease) in contract
            owners' equity from operations.......   $(308,384)    $(865,835)      $(42,222)
                                                    =========     =========       ========

                                                                        OHIO NATIONAL FUND, INC.
                                                   -------------------------------------------------------------------
                                                   AGGRESSIVE    SMALL CAP      GROWTH &       S&P          SOCIAL
                                                     GROWTH        GROWTH        INCOME     500 INDEX      AWARENESS
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                   ----------   ------------   ----------   ----------   -------------
                                                      2002          2002          2002         2002          2002
                                                   ----------   ------------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends...........................  $       0     $       0     $       0    $  30,200      $      0
  Risk & administrative expense (note 3).........     (4,611)       (3,714)      (19,946)     (35,666)       (1,334)
                                                   ---------     ---------     ---------    ---------      --------
       Net investment activity...................     (4,611)       (3,714)      (19,946)      (5,466)       (1,334)
                                                   ---------     ---------     ---------    ---------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0             0             0            0             0
     Realized loss...............................    (71,375)     (115,964)     (166,034)    (199,064)      (16,933)
     Unrealized gain (loss)......................    (42,407)       14,361      (287,538)    (516,724)      (16,719)
                                                   ---------     ---------     ---------    ---------      --------
       Net loss on investments...................   (113,782)     (101,603)     (453,572)    (715,788)      (33,652)
                                                   ---------     ---------     ---------    ---------      --------
          Net increase (decrease) in contract
            owners' equity from operations.......  $(118,393)    $(105,317)    $(473,518)   $(721,254)     $(34,986)
                                                   =========     =========     =========    =========      ========

                                                          OHIO NATIONAL FUND, INC.
                                                   ---------------------------------------
                                                                    EQUITY     HIGH INCOME
                                                    BLUE CHIP       INCOME        BOND
                                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                   ------------   ----------   -----------
                                                       2002          2002         2002
                                                   ------------   ----------   -----------
Investment activity:
  Reinvested dividends...........................    $   270       $   149       $ 4,676
  Risk & administrative expense (note 3).........       (331)         (121)         (552)
                                                     -------       -------       -------
       Net investment activity...................        (61)           28         4,124
                                                     -------       -------       -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0             0             0
     Realized loss...............................       (638)         (409)         (244)
     Unrealized gain (loss)......................     (3,869)       (1,478)       (1,939)
                                                     -------       -------       -------
       Net loss on investments...................     (4,507)       (1,887)       (2,183)
                                                     -------       -------       -------
          Net increase (decrease) in contract
            owners' equity from operations.......    $(4,568)      $(1,859)      $ 1,941
                                                     =======       =======       =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                  OHIO NATIONAL FUND, INC.                            DOW TARGET 10 PORTFOLIOS
                            ------------------------------------   --------------------------------------------------------------
                             CAPITAL     NASDAQ-100     BRYTON
                              GROWTH       INDEX        GROWTH      JANUARY      FEBRUARY      MARCH        APRIL         MAY
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2002         2002       2002 (B)       2002         2002         2002         2002         2002
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....   $      0     $      0       $ 0          $ 14        $ 126        $  28        $  39        $  18
  Risk & administrative
     expense (note 3).....     (1,518)        (453)       (1)           (6)         (41)          (8)         (14)          (7)
                             --------     --------       ---          ----        -----        -----        -----        -----
       Net investment
          activity........     (1,518)        (453)       (1)            8           85           20           25           11
                             --------     --------       ---          ----        -----        -----        -----        -----
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............          0            0         0             0            0           11            0            0
     Realized gain
       (loss).............    (36,731)      (6,895)        0            (3)          (9)          (3)          (3)          (4)
     Unrealized gain
       (loss).............    (27,515)     (10,187)        7           (65)        (452)        (152)        (140)        (101)
                             --------     --------       ---          ----        -----        -----        -----        -----
       Net gain (loss) on
          investments.....    (64,246)     (17,082)        7           (68)        (461)        (144)        (143)        (105)
                             --------     --------       ---          ----        -----        -----        -----        -----
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....   $(65,764)    $(17,535)      $ 6          $(60)       $(376)       $(124)       $(118)       $ (94)
                             ========     ========       ===          ====        =====        =====        =====        =====

                                                            DOW TARGET 10 PORTFOLIOS
                            ----------------------------------------------------------------------------------------
                               JUNE         JULY        AUGUST     SEPTEMBER     OCTOBER      NOVEMBER     DECEMBER
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2002         2002         2002         2002         2002         2002         2002
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....     $ 19         $ 25         $ 21         $ 18         $ 20         $ 17         $ 11
  Risk & administrative
     expense (note 3).....       (8)         (11)          (9)          (8)         (11)          (8)          (4)
                               ----         ----         ----         ----         ----         ----         ----
       Net investment
          activity........       11           14           12           10            9            9            7
                               ----         -----        -----        -----        -----        -----        -----
  Realized & unrealized
     loss on investments:
     Reinvested capital
       gains..............        0            0            0            0            0            0            0
     Realized loss........       (5)          (5)          (5)           0            0            0           (1)
     Unrealized loss......      (85)         (34)         (65)         (35)         (17)         (80)         (64)
                               ----         ----         ----         ----         ----         ----         ----
       Net loss on
          investments.....      (90)         (39)         (70)         (35)         (17)         (80)         (65)
                               ----         ----         ----         ----         ----         ----         ----
          Net decrease in
            contract
            owners' equity
            from
            operations....     $(79)        $(25)        $(58)        $(25)        $ (8)        $(71)        $(58)
                               ====         ====         ====         ====         ====         ====         ====

---------------

(b) Period from May 1, 2002, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                   DOW TARGET 5 PORTFOLIOS
                            -----------------------------------------------------------------------------------------------------
                             JANUARY      FEBRUARY      MARCH        APRIL         MAY          JUNE         JULY        AUGUST
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                               2002         2002         2002         2002         2002         2002         2002         2002
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....    $  97         $  9         $  7         $  9         $  7         $  8         $  7         $ 6
  Risk & administrative
     expense (note 3).....      (42)          (3)          (3)          (4)          (3)          (3)          (4)         (4)
                              -----         ----         ----         ----         ----         ----         ----         ---
       Net investment
          activity........       55            6            4            5            4            5            3           2
                              -----         ----         ----         ----         ----         ----         ----         ---
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............        0            1            1            0            0            0            0           0
     Realized gain
       (loss).............        1           (2)          (1)          (9)          (2)          (2)          (2)         (1)
     Unrealized loss......     (528)         (41)         (38)         (37)         (46)         (41)         (26)         (7)
                              -----         ----         ----         ----         ----         ----         ----         ---
       Net loss on
          investments.....     (527)         (42)         (38)         (46)         (48)         (43)         (28)         (8)
                              -----         ----         ----         ----         ----         ----         ----         ---
          Net decrease in
            contract
            owners' equity
            from
            operations....    $(472)        $(36)        $(34)        $(41)        $(44)        $(38)        $(25)        $(6)
                              =====         ====         ====         ====         ====         ====         ====         ===

                                         DOW TARGET 5 PORTFOLIOS                        JANUS ADVISER SERIES
                            -------------------------------------------------   ------------------------------------
                            SEPTEMBER     OCTOBER      NOVEMBER     DECEMBER      GROWTH     WORLDWIDE     BALANCED
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2002         2002         2002         2002         2002         2002         2002
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....     $  6         $  7         $  5         $  3      $       0    $   1,548     $ 11,615
  Risk & administrative
     expense (note 3).....       (3)          (4)          (3)          (1)        (4,792)      (5,792)      (7,945)
                               ----         ----         ----         ----      ---------    ---------     --------
       Net investment
          activity........        3            3            2            2         (4,792)      (4,244)       3,670
                               ----         ----         ----         ----      ---------    ---------     --------
  Realized & unrealized
     loss on investments:
     Reinvested capital
       gains..............        0            0            0            0              0            0            0
     Realized loss........        0           (1)          (1)          (1)       (44,199)    (106,440)     (23,705)
     Unrealized loss......      (19)          (6)         (30)         (21)       (61,441)     (27,152)     (28,112)
                               ----         ----         ----         ----      ---------    ---------     --------
       Net loss on
          investments.....      (19)          (7)         (31)         (22)      (105,640)    (133,592)     (51,817)
                               ----         ----         ----         ----      ---------    ---------     --------
          Net decrease in
            contract
            owners' equity
            from
            operations....     $(16)        $ (4)        $(29)        $(20)     $(110,432)   $(137,836)    $(48,147)
                               ====         ====         ====         ----      =========    =========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                  STRONG VARIABLE ANNUITY FUNDS INC.      GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                               ----------------------------------------   ---------------------------------------
                                                                MULTI CAP     MID CAP       GROWTH        CORE US       CAPITAL
                                               OPPORTUNITY II    VALUE II    GROWTH II      INCOME        EQUITY        GROWTH
                                                 SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    2002           2002         2002         2002          2002          2002
                                               --------------   ----------   ----------   ----------    ----------    ----------
Investment activity:
  Reinvested dividends......................      $    737        $  11       $      0      $ 1,115       $   153       $   151
  Risk & administrative expense (note 3)....        (1,114)         (23)        (1,476)        (467)         (229)         (542)
                                                  --------        -----       --------      -------       -------       -------
       Net investment activity..............          (377)         (12)        (1,476)         648           (76)         (391)
                                                  --------        -----       --------      -------       -------       -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............         3,339          125              0            0             0             0
     Realized loss..........................        (1,952)          (7)       (52,942)        (548)         (830)       (1,319)
     Unrealized gain (loss).................       (23,649)        (543)         1,954       (1,175)       (2,647)       (8,099)
                                                  --------        -----       --------      -------       -------       -------
       Net loss investments.................       (22,262)        (425)       (50,988)      (1,723)       (3,477)       (9,418)
                                                  --------        -----       --------      -------       -------       -------
          Net decrease in contact owners'
            equity from operations..........      $(22,639)       $(437)      $(52,464)     $(1,075)      $(3,553)      $(9,809)
                                                  ========        =====       ========      =======       =======       =======

                                                    VAN KAMPEN        LAZARD RETIREMENT      FIDELITY VARIABLE INSURANCE PRODUCTS
                                                    UNIVERSAL           SERIES, INC.                  FUND SERVICE CL 2
                                                   INST. FUNDS     -----------------------   ------------------------------------
                                                  --------------    EMERGING                    VIP          VIP          VIP
                                                  US REAL ESTATE     MARKET     SMALL CAP     MID-CAP     CONTRAFUND     GROWTH
                                                    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  --------------   ----------   ----------   ----------   ----------   ----------
                                                       2002           2002         2002         2002         2002         2002
                                                  --------------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends..........................     $   488        $   377      $      0     $    454     $    66      $     45
  Risk & administrative expense (note 3)........        (137)          (379)       (2,551)      (1,807)       (628)         (948)
                                                     -------        -------      --------     --------     -------      --------
       Net investment activity..................         351             (2)       (2,551)      (1,353)       (562)         (903)
                                                     -------        -------      --------     --------     -------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................         286              0           941            0           0             0
     Realized gain (loss).......................       1,238             17           295       (1,987)       (799)      (12,164)
     Unrealized loss............................      (1,107)        (1,478)      (43,596)     (15,910)     (3,886)       (5,897)
                                                     -------        -------      --------     --------     -------      --------
       Net gain (loss) investments..............         417         (1,461)      (42,360)     (17,897)     (4,685)      (18,061)
                                                     -------        -------      --------     --------     -------      --------
          Net increase (decrease) in contact
           owners' equity from operations.......     $   768        $(1,463)     $(44,911)    $(19,250)    $(5,247)     $(18,964)
                                                     =======        =======      ========     ========     =======      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                     MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS      JP MORGAN SERIES TRUST II
                                                  ---------------------------------------------------   -------------------------
                                                     NEW        INVESTORS      MID CAP       TOTAL         SMALL        MID CAP
                                                  DISCOVERY    GROWTH STOCK     GROWTH       RETURN       COMPANY        VALUE
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                  ----------   ------------   ----------   ----------   -----------   -----------
                                                     2002          2002          2002         2002         2002          2002
                                                  ----------   ------------   ----------   ----------   -----------   -----------
Investment activity:
  Reinvested dividends..........................     $  0         $   0          $  0       $   157        $   1        $    3
  Risk & administrative expense (note 3)........      (25)          (19)          (25)         (377)         (40)         (348)
                                                     ----         -----          ----       -------        -----        ------
       Net investment activity..................      (25)          (19)          (25)         (220)         (39)         (345)
                                                     ----         -----          ----       -------        -----        ------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................        0             0             0           129            0            35
     Realized gain (loss).......................        2           (88)          (21)          (16)          (4)           (9)
     Unrealized gain (loss).....................      (19)         (151)           18        (2,058)        (829)        2,241
                                                     ----         -----          ----       -------        -----        ------
       Net gain (loss) investments..............      (17)         (239)           (3)       (1,945)        (833)        2,267
                                                     ----         -----          ----       -------        -----        ------
          Net increase (decrease) in contact
           owners' equity from operations.......     $(42)        $(258)         $(28)      $(2,165)       $(872)       $1,922
                                                     ====         =====          ====       =======        =====        ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                      OHIO NATIONAL FUND, INC.
                                               -----------------------------------------------------------------------
                                                         EQUITY                     MONEY MARKET              BOND
                                                       SUBACCOUNT                    SUBACCOUNT            SUBACCOUNT
                                               --------------------------    --------------------------    -----------
                                                  2002           2001           2002           2001           2002
                                               -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (17,454)    $  (23,203)    $       138    $    28,471     $ 20,779
  Reinvested capital gains...................           0              0               0              0            0
  Realized gain (loss).......................    (225,366)      (133,543)             42          2,648          250
  Unrealized gain (loss).....................    (158,276)       (63,774)              0              0       11,107
                                               ----------     ----------     -----------    -----------     --------
     Net increase (decrease) in
       contract owners' equity
       from operations.......................    (401,096)      (220,520)            180         31,119       32,136
                                               ----------     ----------     -----------    -----------     --------
Equity transactions:
  Contract purchase payments.................     669,073        428,809       1,513,219      2,587,559      151,993
  Transfers from fixed & other
     subaccounts.............................      48,635        101,879         374,593        551,089      205,322
  Withdrawals, surrenders, death
     benefit payments, & contract charges
     (note 4)................................    (527,111)      (400,361)     (1,000,212)    (2,488,700)     (90,127)
  Transfers to fixed & other
     subaccounts.............................     (63,884)      (110,908)       (348,992)      (473,429)     (88,994)
                                               ----------     ----------     -----------    -----------     --------
     Net equity transactions.................     126,713         19,419         538,608        176,519      178,194
                                               ----------     ----------     -----------    -----------     --------
       Net change in contract owners'
          equity.............................    (274,383)      (201,101)        538,788        207,638      210,330
Contract owners' equity:
  Beginning of period........................   1,962,974      2,164,075         924,796        717,158      323,018
                                               ----------     ----------     -----------    -----------     --------
  End of period..............................  $1,688,591     $1,962,974     $ 1,463,584    $   924,796     $533,348
                                               ==========     ==========     ===========    ===========     ========
Change in units:
  Beginning units............................     115,133        114,667          71,555         56,828       22,694
                                               ----------     ----------     -----------    -----------     --------
  Units purchased............................      47,156         26,510         166,725        264,421       24,340
  Units redeemed.............................     (38,760)       (26,044)       (125,079)      (249,694)     (12,083)
                                               ----------     ----------     -----------    -----------     --------
  Ending units...............................     123,529        115,133         113,201         71,555       34,951
                                               ==========     ==========     ===========    ===========     ========

                                                       OHIO NATIONAL FUND, INC.
                                               -----------------------------------------
                                                  BOND                   OMNI
                                               SUBACCOUNT             SUBACCOUNT
                                               -----------    --------------------------
                                                  2001           2002           2001
                                               -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................   $  27,680     $    6,585     $    8,068
  Reinvested capital gains...................           0              0              0
  Realized gain (loss).......................      (5,866)      (122,382)      (180,723)
  Unrealized gain (loss).....................      18,970       (187,796)       (70,289)
                                                ---------     ----------     ----------
     Net increase (decrease) in
       contract owners' equity
       from operations.......................      40,784       (303,593)      (242,944)
                                                ---------     ----------     ----------
Equity transactions:
  Contract purchase payments.................      71,301        243,289        317,014
  Transfers from fixed & other
     subaccounts.............................      64,627            496         27,576
  Withdrawals, surrenders, death
     benefit payments, & contract charges
     (note 4)................................    (403,882)      (189,907)      (382,236)
  Transfers to fixed & other
     subaccounts.............................     (43,841)       (70,932)      (128,242)
                                                ---------     ----------     ----------
     Net equity transactions.................    (311,795)       (17,054)      (165,888)
                                                ---------     ----------     ----------
       Net change in contract owners'
          equity.............................    (271,011)      (320,647)      (408,832)
Contract owners' equity:
  Beginning of period........................     594,029      1,302,410      1,711,242
                                                ---------     ----------     ----------
  End of period..............................   $ 323,018     $  981,763     $1,302,410
                                                =========     ==========     ==========
Change in units:
  Beginning units............................      44,642        102,201        115,175
                                                ---------     ----------     ----------
  Units purchased............................       9,503         22,122         23,850
  Units redeemed.............................     (31,451)       (23,215)       (36,824)
                                                ---------     ----------     ----------
  Ending units...............................      22,694        101,108        102,201
                                                =========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                      OHIO NATIONAL FUND, INC.
                                               -----------------------------------------------------------------------

                                                     INTERNATIONAL              CAPITAL APPRECIATION        DISCOVERY
                                                       SUBACCOUNT                    SUBACCOUNT            SUBACCOUNT
                                               --------------------------    --------------------------    -----------
                                                  2002           2001           2002           2001           2002
                                               -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (11,960)    $  (19,172)    $  (14,294)    $  (12,764)    $   (27,303)
  Reinvested capital gains...................           0              0         11,269        136,298               0
  Realized gain (loss).......................    (165,000)       (81,611)       (42,909)        28,727        (407,547)
  Unrealized gain (loss).....................     (96,029)      (429,929)      (262,450)       (41,721)       (430,985)
                                               ----------     ----------     ----------     ----------     -----------
     Net increase (decrease) in contract
       owners' equity from operations........    (272,989)      (530,712)      (308,384)       110,540        (865,835)
                                               ----------     ----------     ----------     ----------     -----------
Equity transactions:
  Contract purchase payments.................     234,174        234,483        430,877        225,935         548,416
  Transfers from fixed & other
     subaccounts.............................      18,988         41,728        105,571        212,283          37,668
  Withdrawals, surrenders, death benefit
     payments contract charges...............    (182,304)      (137,802)      (300,979)      (445,164)       (570,494)
  Transfers to fixed & other subaccounts.....     (71,255)       (72,868)      (149,971)       (60,524)       (225,310)
                                               ----------     ----------     ----------     ----------     -----------
  Net equity transactions....................        (397)        65,541         85,498        (67,470)       (209,720)
                                               ----------     ----------     ----------     ----------     -----------
     Net change in contract owners' equity...    (273,386)      (465,171)      (222,886)        43,070      (1,075,555)
Contract owners' equity:
  Beginning of period........................   1,238,176      1,703,347      1,364,329      1,321,259       2,593,565
                                               ----------     ----------     ----------     ----------     -----------
  End of period..............................  $  964,790     $1,238,176     $1,141,443     $1,364,329     $ 1,518,010
                                               ==========     ==========     ==========     ==========     ===========
Change in units:
  Beginning units............................     107,016        102,308         58,461         61,277         103,072
                                               ----------     ----------     ----------     ----------     -----------
  Units purchased............................      23,888         19,039         25,912         17,802          27,422
  Units redeemed.............................     (24,398)       (14,331)       (22,292)       (20,618)        (39,591)
                                               ----------     ----------     ----------     ----------     -----------
  Ending units...............................     106,506        107,016         62,081         58,461          90,903
                                               ==========     ==========     ==========     ==========     ===========

                                                       OHIO NATIONAL FUND, INC.
                                               -----------------------------------------
                                                                 INTERNATIONAL SMALL
                                                DISCOVERY              COMPANY
                                               SUBACCOUNT             SUBACCOUNT
                                               -----------    --------------------------
                                                  2001           2002           2001
                                               -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (39,136)     $ (2,918)      $  (3,923)
  Reinvested capital gains...................           0             0               0
  Realized gain (loss).......................    (241,153)      (44,286)        (37,115)
  Unrealized gain (loss).....................    (412,989)        4,982         (67,263)
                                               ----------      --------       ---------
     Net increase (decrease) in contract
       owners' equity from operations........    (693,278)      (42,222)       (108,301)
                                               ----------      --------       ---------
Equity transactions:
  Contract purchase payments.................     503,860        80,460          65,226
  Transfers from fixed & other
     subaccounts.............................     106,591        16,704           4,986
  Withdrawals, surrenders, death benefit
     payments contract charges...............    (568,922)      (54,623)        (77,230)
  Transfers to fixed & other subaccounts.....    (255,178)      (21,627)        (14,184)
                                               ----------      --------       ---------
  Net equity transactions....................    (213,649)       20,914         (21,202)
                                               ----------      --------       ---------
     Net change in contract owners' equity...    (906,927)      (21,308)       (129,503)
Contract owners' equity:
  Beginning of period........................   3,500,492       225,600         355,103
                                               ----------      --------       ---------
  End of period..............................  $2,593,565      $204,292       $ 225,600
                                               ==========      ========       =========
Change in units:
  Beginning units............................     112,051        17,022          18,696
                                               ----------      --------       ---------
  Units purchased............................      22,246         7,020           4,365
  Units redeemed.............................     (31,225)       (5,660)         (6,039)
                                               ----------      --------       ---------
  Ending units...............................     103,072        18,382          17,022
                                               ==========      ========       =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                 OHIO NATIONAL FUND, INC.
                                                 --------------------------------------------------------
                                                     AGGRESSIVE GROWTH              SMALL CAP GROWTH
                                                         SUBACCOUNT                    SUBACCOUNT
                                                 --------------------------    --------------------------
                                                    2002           2001           2002           2001
                                                 -----------    -----------    -----------    -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity......................   $  (4,611)     $    (591)     $  (3,714)     $  (6,096)
  Reinvested capital gains.....................           0              0              0          4,090
  Realized loss................................     (71,375)       (44,971)      (115,964)      (227,528)
  Unrealized gain (loss).......................     (42,407)       (99,465)        14,361        (14,482)
                                                  ---------      ---------      ---------      ---------
     Net decrease in contract owners' equity
       from operations.........................    (118,393)      (145,027)      (105,317)      (244,016)
                                                  ---------      ---------      ---------      ---------
Equity transactions:
  Contract purchase payments...................     169,186        175,766        126,589        135,983
  Transfers from fixed & other
     subaccounts...............................       4,841            732         65,929        223,666
  Withdrawals, surrenders, death benefit
     payments contract charges.................    (108,616)       (90,232)      (103,696)      (111,762)
  Transfers to fixed & other subaccounts.......     (14,082)        (7,431)       (82,761)      (324,184)
                                                  ---------      ---------      ---------      ---------
     Net equity transactions...................      51,329         78,835          6,061        (76,297)
                                                  ---------      ---------      ---------      ---------
       Net change in contract owners'
          equity...............................     (67,064)       (66,192)       (99,256)      (320,313)
Contract owners' equity:
  Beginning of period..........................     379,220        445,412        322,732        643,045
                                                  ---------      ---------      ---------      ---------
  End of period................................   $ 312,156      $ 379,220      $ 223,476      $ 322,732
                                                  =========      =========      =========      =========
Change in units:
  Beginning units..............................      51,052         40,338         31,749         37,758
                                                  ---------      ---------      ---------      ---------
  Units purchased..............................      26,986         22,493         22,192         30,691
  Units redeemed...............................     (18,952)       (11,779)       (22,504)       (36,700)
                                                  ---------      ---------      ---------      ---------
  Ending units.................................      59,086         51,052         31,437         31,749
                                                  =========      =========      =========      =========

                                                                 OHIO NATIONAL FUND, INC.
                                                 --------------------------------------------------------
                                                      GROWTH & INCOME                S&P 500 INDEX
                                                         SUBACCOUNT                    SUBACCOUNT
                                                 --------------------------    --------------------------
                                                    2002           2001           2002           2001
                                                 -----------    -----------    -----------    -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity......................  $  (19,946)    $   (1,465)    $   (5,466)    $   22,891
  Reinvested capital gains.....................           0          1,795              0              0
  Realized loss................................    (166,034)      (151,481)      (199,064)      (149,300)
  Unrealized gain (loss).......................    (287,538)      (206,128)      (516,724)      (403,533)
                                                 ----------     ----------     ----------     ----------
     Net decrease in contract owners' equity
       from operations.........................    (473,518)      (357,279)      (721,254)      (529,942)
                                                 ----------     ----------     ----------     ----------
Equity transactions:
  Contract purchase payments...................     459,144        488,928      1,026,788        881,856
  Transfers from fixed & other
     subaccounts...............................      17,884        118,980         65,543        227,043
  Withdrawals, surrenders, death benefit
     payments contract charges.................    (371,730)      (716,559)      (622,941)      (746,248)
  Transfers to fixed & other subaccounts.......    (165,286)      (207,251)      (191,272)      (440,522)
                                                 ----------     ----------     ----------     ----------
     Net equity transactions...................     (59,988)      (315,902)       278,118        (77,871)
                                                 ----------     ----------     ----------     ----------
       Net change in contract owners'
          equity...............................    (533,506)      (673,181)      (443,136)      (607,813)
Contract owners' equity:
  Beginning of period..........................   1,807,877      2,481,058      2,879,919      3,487,732
                                                 ----------     ----------     ----------     ----------
  End of period................................  $1,274,371     $1,807,877     $2,436,783     $2,879,919
                                                 ==========     ==========     ==========     ==========
Change in units:
  Beginning units..............................     102,074        120,285        182,773        189,273
                                                 ----------     ----------     ----------     ----------
  Units purchased..............................      32,109         30,743         78,097         59,699
  Units redeemed...............................     (36,128)       (48,954)       (58,287)       (66,199)
                                                 ----------     ----------     ----------     ----------
  Ending units.................................      98,055        102,074        202,583        182,773
                                                 ==========     ==========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                    OHIO NATIONAL FUND, INC.
                                     --------------------------------------------------------------------------------------
                                          SOCIAL AWARENESS                 BLUE CHIP                   EQUITY INCOME
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2002           2001           2002           2001           2002           2001
                                     -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........   $ (1,334)      $ (1,994)       $   (61)      $   (134)       $    28        $     8
  Reinvested capital gains.........          0              0              0              0              0              0
  Realized loss....................    (16,933)       (22,302)          (638)          (212)          (409)          (245)
  Unrealized loss..................    (16,719)       (10,777)        (3,869)          (271)        (1,478)          (369)
                                      --------       --------        -------       --------        -------        -------
     Net increase (decrease) in
       contract owners' equity from
       operations..................    (34,986)       (35,073)        (4,568)          (617)        (1,859)          (606)
                                      --------       --------        -------       --------        -------        -------
Equity transactions:
  Contract purchase payments.......     36,344         40,925         39,452         10,258         12,744          3,775
  Transfers from fixed & other
     subaccounts...................          0             27            917         13,300          2,000              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................    (17,193)       (54,486)        (3,467)       (15,141)          (784)          (885)
  Transfers to fixed & other
     subaccounts...................    (12,777)       (16,237)        (1,877)             0         (1,683)        (1,174)
                                      --------       --------        -------       --------        -------        -------
     Net equity transactions.......      6,374        (29,771)        35,025          8,417         12,277          1,716
                                      --------       --------        -------       --------        -------        -------
     Net change in contract owners'
       equity......................    (28,612)       (64,844)        30,457          7,800         10,418          1,110
Contract owners' equity:
  Beginning of period..............    113,898        178,742         10,500          2,700          5,606          4,496
                                      --------       --------        -------       --------        -------        -------
  End of period....................   $ 85,286       $113,898        $40,957       $ 10,500        $16,024        $ 5,606
                                      ========       ========        =======       ========        =======        =======
Change in units:
  Beginning units..................     15,174         18,847          1,076            262            684            477
                                      --------       --------        -------       --------        -------        -------
  Units purchased..................      6,072          5,180          4,865          2,364          2,195            453
  Units redeemed...................     (5,182)        (8,853)          (661)        (1,550)          (374)          (246)
                                      --------       --------        -------       --------        -------        -------
  Ending units.....................     16,064         15,174          5,280          1,076          2,505            684
                                      ========       ========        =======       ========        =======        =======

                                      OHIO NATIONAL FUND, INC.
                                     --------------------------
                                          HIGH INCOME BOND
                                             SUBACCOUNT
                                     --------------------------
                                        2002           2001
                                     -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $ 4,124        $ 1,825
  Reinvested capital gains.........          0              0
  Realized loss....................       (244)          (126)
  Unrealized loss..................     (1,939)        (1,357)
                                       -------        -------
     Net increase (decrease) in
       contract owners' equity from
       operations..................      1,941            342
                                       -------        -------
Equity transactions:
  Contract purchase payments.......     46,100         12,067
  Transfers from fixed & other
     subaccounts...................      7,672              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................     (1,991)        (1,417)
  Transfers to fixed & other
     subaccounts...................     (2,937)             0
                                       -------        -------
     Net equity transactions.......     48,844         10,650
                                       -------        -------
     Net change in contract owners'
       equity......................     50,785         10,992
Contract owners' equity:
  Beginning of period..............     21,819         10,827
                                       -------        -------
  End of period....................    $72,604        $21,819
                                       =======        =======
Change in units:
  Beginning units..................      2,250          1,149
                                       -------        -------
  Units purchased..................      5,543          1,245
  Units redeemed...................       (492)          (144)
                                       -------        -------
  Ending units.....................      7,301          2,250
                                       =======        =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                                   OHIO NATIONAL FUND, INC.
                                                              ------------------------------------------------------------------
                                                                                                                        BRYTON
                                                                   CAPITAL GROWTH             NASDAQ-100 INDEX          GROWTH
                                                                     SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT
                                                              -------------------------   -------------------------   ----------
                                                                 2002          2001          2002          2001        2002(B)
                                                              -----------   -----------   -----------   -----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................   $ (1,518)     $ (1,671)     $   (453)      $  (111)       $ (1)
  Reinvested capital gains..................................          0             0             0             0           0
  Realized loss.............................................    (36,731)      (22,956)       (6,895)         (103)          0
  Unrealized gain (loss)....................................    (27,515)        4,881       (10,187)       (1,484)          7
                                                               --------      --------      --------       -------        ----
     Net increase (decrease) in contract owners' equity from
      operations............................................    (65,764)      (19,746)      (17,535)       (1,698)          6
                                                               --------      --------      --------       -------        ----
Equity transactions:
  Contract purchase payments................................     93,970        44,659        59,282        13,359           0
  Transfers from fixed & other subaccounts..................      1,003         5,799        46,975         6,270         500
  Withdrawals, surrenders, death benefit payments contract
     charges................................................    (26,361)      (26,281)       (2,207)         (250)          0
  Transfers to fixed & other subaccounts....................    (17,103)      (10,325)      (26,661)            0           0
                                                               --------      --------      --------       -------        ----
     Net equity transactions................................     51,509        13,852        77,389        19,379         500
                                                               --------      --------      --------       -------        ----
       Net change in contract owners' equity................    (14,255)       (5,894)       59,854        17,681         506
Contract owners' equity:
  Beginning of period.......................................    119,663       125,557        18,470           789           0
                                                               --------      --------      --------       -------        ----
  End of period.............................................   $105,408      $119,663      $ 78,324       $18,470        $506
                                                               ========      ========      ========       =======        ====
Change in units:
  Beginning units...........................................     13,710        12,119         4,606           131           0
                                                               --------      --------      --------       -------        ----
  Units purchased...........................................     15,621         5,557        35,683         4,543          74
  Units redeemed............................................     (8,205)       (3,966)       (8,698)          (68)          0
                                                               --------      --------      --------       -------        ----
  Ending units..............................................     21,126        13,710        31,591         4,606          74
                                                               ========      ========      ========       =======        ====

---------------

(b) Period from May 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                 DOW TARGET 10 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                              JANUARY                    FEBRUARY                      MARCH
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  8          $   1        $   85        $   17         $  20        $    0
  Reinvested capital gains.........        0              0             0             0            11             0
  Realized gain (loss).............       (3)            10            (9)            4            (3)          (31)
  Unrealized loss..................      (65)            (5)         (452)         (209)         (152)         (181)
                                        ----          -----        ------        ------         -----        ------
     Net increase (decrease) in
       contract owners' equity
       from operations.............      (60)             6          (376)         (188)         (124)         (212)
                                        ----          -----        ------        ------         -----        ------
Equity transactions:
  Contract purchase payments.......      375            512           579         1,101           475           344
  Transfers from fixed & other
     subaccounts...................        0              0             0         2,631             0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (4)          (391)           (8)         (865)           (6)          (68)
  Transfers to fixed & other
     subaccounts...................        0            (15)            0           (15)            0          (995)
                                        ----          -----        ------        ------         -----        ------
     Net equity transactions.......      371            106           571         2,852           469          (719)
                                        ----          -----        ------        ------         -----        ------
       Net change in contract
          owners' equity...........      311            112           195         2,664           345          (931)
Contract owners' equity:
  Beginning of period..............      112              0         2,676            12           279         1,210
                                        ----          -----        ------        ------         -----        ------
  End of period....................     $423          $ 112        $2,871        $2,676         $ 624        $  279
                                        ====          =====        ======        ======         =====        ======
Change in units:
  Beginning units..................       12              0           254             1            24            99
                                        ----          -----        ------        ------         -----        ------
  Units purchased..................       38             52            54           332            38            27
  Units redeemed...................       (1)           (40)           (1)          (79)            0          (102)
                                        ----          -----        ------        ------         -----        ------
  Ending units.....................       49             12           307           254            62            24
                                        ====          =====        ======        ======         =====        ======

                                     DOW TARGET 10 PORTFOLIOS
                                     -------------------------
                                               APRIL
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $   25        $     4
  Reinvested capital gains.........         0              0
  Realized gain (loss).............        (3)            83
  Unrealized loss..................      (140)           (47)
                                       ------        -------
     Net increase (decrease) in
       contract owners' equity
       from operations.............      (118)            40
                                       ------        -------
Equity transactions:
  Contract purchase payments.......       400          1,715
  Transfers from fixed & other
     subaccounts...................         0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................        (8)        (1,040)
  Transfers to fixed & other
     subaccounts...................         0            (42)
                                       ------        -------
     Net equity transactions.......       392            633
                                       ------        -------
       Net change in contract
          owners' equity...........       274            673
Contract owners' equity:
  Beginning of period..............       778            105
                                       ------        -------
  End of period....................    $1,052        $   778
                                       ======        =======
Change in units:
  Beginning units..................        73             10
                                       ------        -------
  Units purchased..................        35            160
  Units redeemed...................        (1)           (97)
                                       ------        -------
  Ending units.....................       107             73
                                       ======        =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                 DOW TARGET 10 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                                MAY                        JUNE                        JULY
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity..........     $  11         $   3         $  11         $   2        $   14         $   2
  Reinvested capital gains.........         0             0             0             0             0             0
  Realized loss....................        (4)          (44)           (5)          (10)           (5)          (16)
  Unrealized loss..................      (101)          (41)          (85)          (35)          (34)          (59)
                                        -----         -----         -----         -----        ------         -----
     Net decrease in contract
       owners' equity from
       operations..................       (94)          (82)          (79)          (43)          (25)          (73)
                                        -----         -----         -----         -----        ------         -----
Equity transactions:
  Contract purchase payments.......       348           495           634           389           833           736
  Transfers from fixed & other
     subaccounts...................         0           310             0             0             0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................        (6)         (439)         (314)         (149)          (18)         (546)
  Transfers to fixed & other
     subaccounts...................         0           (52)            0           (40)            0           (43)
                                        -----         -----         -----         -----        ------         -----
     Net equity transactions.......       342           314           320           200           815           147
                                        -----         -----         -----         -----        ------         -----
       Net change in contract
          owners' equity...........       248           232           241           157           790            74
Contract owners' equity:
  Beginning of period..............       354           122           427           270           448           374
                                        -----         -----         -----         -----        ------         -----
  End of period....................     $ 602         $ 354         $ 668         $ 427        $1,238         $ 448
                                        =====         =====         =====         =====        ======         =====
Change in units:
  Beginning units..................        32            11            41            25            40            32
                                        -----         -----         -----         -----        ------         -----
  Units purchased..................        28            65            58            34            85            61
  Units redeemed...................        (1)          (44)          (29)          (18)           (1)          (53)
                                        -----         -----         -----         -----        ------         -----
  Ending units.....................        59            32            70            41           124            40
                                        =====         =====         =====         =====        ======         =====

                                     DOW TARGET 10 PORTFOLIOS
                                     -------------------------
                                              AUGUST
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity..........     $ 12          $   4
  Reinvested capital gains.........        0              0
  Realized loss....................       (5)           (22)
  Unrealized loss..................      (65)           (38)
                                        ----          -----
     Net decrease in contract
       owners' equity from
       operations..................      (58)           (56)
                                        ----          -----
Equity transactions:
  Contract purchase payments.......      455            626
  Transfers from fixed & other
     subaccounts...................        0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................      (11)          (376)
  Transfers to fixed & other
     subaccounts...................        0            (42)
                                        ----          -----
     Net equity transactions.......      444            208
                                        ----          -----
       Net change in contract
          owners' equity...........      386            152
Contract owners' equity:
  Beginning of period..............      519            367
                                        ----          -----
  End of period....................     $905          $ 519
                                        ====          =====
Change in units:
  Beginning units..................       49             33
                                        ----          -----
  Units purchased..................       46             56
  Units redeemed...................       (1)           (40)
                                        ----          -----
  Ending units.....................       94             49
                                        ====          =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                 DOW TARGET 10 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                             SEPTEMBER                    OCTOBER                    NOVEMBER
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $ 10          $   2        $    9         $   2         $  9          $   2
  Reinvested capital gains.........        0              0             0             0            0              0
  Realized gain (loss).............        0              1             0            50            0             13
  Unrealized loss..................      (35)           (20)          (17)           (7)         (80)            (8)
                                        ----          -----        ------         -----         ----          -----
       Net increase (decrease) in
          contract owners' equity
          from operations..........      (25)           (17)           (8)           45          (71)             7
                                        ----          -----        ------         -----         ----          -----
Equity transactions:
  Contract purchase payments.......      228            597           394           768          464            613
  Transfers from fixed & other
     subaccounts...................        0              0             0             0            0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (6)          (368)           (4)         (507)          (4)          (390)
  Transfers to fixed & other
     subaccounts...................        0            (38)            0           (18)           0            (18)
                                        ----          -----        ------         -----         ----          -----
     Net equity transactions.......      222            191           390           243          460            205
                                        ----          -----        ------         -----         ----          -----
       Net change in contract
          owners' equity...........      197            174           382           288          389            212
Contract owners' equity:
  Beginning of period..............      556            382           708           420          583            371
                                        ----          -----        ------         -----         ----          -----
  End of period....................     $753          $ 556        $1,090         $ 708         $972          $ 583
                                        ====          =====        ======         =====         ====          =====
Change in units:
  Beginning units..................       56             36            63            36           64             39
                                        ----          -----        ------         -----         ----          -----
  Units purchased..................       28             61            42            73           61             69
  Units redeemed...................       (1)           (41)           (1)          (46)          (1)           (44)
                                        ----          -----        ------         -----         ----          -----
  Ending units.....................       83             56           104            63          124             64
                                        ====          =====        ======         =====         ====          =====

                                     DOW TARGET 10 PORTFOLIOS
                                     -------------------------
                                             DECEMBER
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  7          $   0
  Reinvested capital gains.........        0              0
  Realized gain (loss).............       (1)            (1)
  Unrealized loss..................      (64)            (7)
                                        ----          -----
       Net increase (decrease) in
          contract owners' equity
          from operations..........      (58)            (8)
                                        ----          -----
Equity transactions:
  Contract purchase payments.......      285            275
  Transfers from fixed & other
     subaccounts...................        0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................        0           (226)
  Transfers to fixed & other
     subaccounts...................        0            (16)
                                        ----          -----
     Net equity transactions.......      285             33
                                        ----          -----
       Net change in contract
          owners' equity...........      227             25
Contract owners' equity:
  Beginning of period..............      356            331
                                        ----          -----
  End of period....................     $583          $ 356
                                        ====          =====
Change in units:
  Beginning units..................       37             34
                                        ----          -----
  Units purchased..................       34             28
  Units redeemed...................        0            (25)
                                        ----          -----
  Ending units.....................       71             37
                                        ====          =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                  DOW TARGET 5 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                              JANUARY                    FEBRUARY                      MARCH
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $   55        $   19         $  6          $  1          $  4          $  1
  Reinvested capital gains.........         0           115            1            14             1            25
  Realized gain (loss).............         1            17           (2)           (2)           (1)            0
  Unrealized loss                        (528)         (314)         (41)          (16)          (38)          (34)
                                       ------        ------         ----          ----          ----          ----
     Net decrease in contract
       owners' equity from
       operations..................      (472)         (163)         (36)           (3)          (34)           (8)
                                       ------        ------         ----          ----          ----          ----
Equity transactions:
  Contract purchase payments.......        88            97          253           102           138            60
  Transfers from fixed & other
     subaccounts...................         0             0            0             0             0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................        (2)          (39)          (4)          (54)           (3)          (43)
  Transfers to fixed & other
     subaccounts...................         0             0            0             0             0             0
                                       ------        ------         ----          ----          ----          ----
     Net equity transactions.......        86            58          249            48           135            17
                                       ------        ------         ----          ----          ----          ----
       Net change in contract
          owners' equity...........      (386)         (105)         213            45           101             9
Contract owners' equity:
  Beginning of period..............     3,346         3,451           88            43            92            83
                                       ------        ------         ----          ----          ----          ----
  End of period....................    $2,960        $3,346         $301          $ 88          $193          $ 92
                                       ======        ======         ====          ====          ====          ====
Change in units:
  Beginning units..................       314           309            7             4             7             6
                                       ------        ------         ----          ----          ----          ----
  Units purchased..................         8             9           21             8            10             4
  Units redeemed...................         0            (4)           0            (5)            0            (3)
                                       ------        ------         ----          ----          ----          ----
  Ending units.....................       322           314           28             7            17             7
                                       ======        ======         ====          ====          ====          ====

                                      DOW TARGET 5 PORTFOLIOS
                                     -------------------------
                                               APRIL
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  5          $   1
  Reinvested capital gains.........        0             66
  Realized gain (loss).............       (9)           (34)
  Unrealized loss                        (37)           (69)
                                        ----          -----
     Net decrease in contract
       owners' equity from
       operations..................      (41)           (36)
                                        ----          -----
Equity transactions:
  Contract purchase payments.......      165            259
  Transfers from fixed & other
     subaccounts...................        0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (4)          (128)
  Transfers to fixed & other
     subaccounts...................        0              0
                                        ----          -----
     Net equity transactions.......      161            131
                                        ----          -----
       Net change in contract
          owners' equity...........      120             95
Contract owners' equity:
  Beginning of period..............      197            102
                                        ----          -----
  End of period....................     $317          $ 197
                                        ====          =====
Change in units:
  Beginning units..................       18              8
                                        ----          -----
  Units purchased..................       15             22
  Units redeemed...................        0            (12)
                                        ----          -----
  Ending units.....................       33             18
                                        ====          =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                  DOW TARGET 5 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                                MAY                        JUNE                        JULY
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity..........     $  4          $   4         $  5          $  0          $  3          $   1
  Reinvested capital gains.........        0             52            0            29             0             33
  Realized loss....................       (2)          (217)          (2)           (2)           (2)           (19)
  Unrealized loss..................      (46)           (60)         (41)          (57)          (26)           (51)
                                        ----          -----         ----          ----          ----          -----
     Net decrease in contract
       owners' equity from
       operations..................      (44)          (221)         (38)          (30)          (25)           (36)
                                        ----          -----         ----          ----          ----          -----
Equity transactions:
  Contract purchase payments.......      111            137           98           152           166            257
  Transfers from fixed & other
     subaccounts...................        0            927            0             0             0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (4)          (799)          (3)          (13)           (6)          (120)
  Transfers to fixed & other
     subaccounts...................        0              0            0             0             0              0
                                        ----          -----         ----          ----          ----          -----
     Net equity transactions.......      107            265           95           139           160            137
                                        ----          -----         ----          ----          ----          -----
       Net change in contract
          owners' equity...........       63             44           57           109           135            101
Contract owners' equity:
  Beginning of period..............      158            114          214           105           210            109
                                        ----          -----         ----          ----          ----          -----
  End of period....................     $221          $ 158         $271          $214          $345          $ 210
                                        ====          =====         ====          ====          ====          =====
Change in units:
  Beginning units..................       14              9           20             9            19              9
                                        ----          -----         ----          ----          ----          -----
  Units purchased..................        9             80           10            12            17             21
  Units redeemed...................        0            (75)           0            (1)            0            (11)
                                        ----          -----         ----          ----          ----          -----
  Ending units.....................       23             14           30            20            36             19
                                        ====          =====         ====          ====          ====          =====

                                      DOW TARGET 5 PORTFOLIOS
                                     -------------------------
                                              AUGUST
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity..........     $  2          $  2
  Reinvested capital gains.........        0            10
  Realized loss....................       (1)           (1)
  Unrealized loss..................       (7)          (23)
                                        ----          ----
     Net decrease in contract
       owners' equity from
       operations..................       (6)          (12)
                                        ----          ----
Equity transactions:
  Contract purchase payments.......      144           204
  Transfers from fixed & other
     subaccounts...................        0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (5)          (83)
  Transfers to fixed & other
     subaccounts...................        0             0
                                        ----          ----
     Net equity transactions.......      139           121
                                        ----          ----
       Net change in contract
          owners' equity...........      133           109
Contract owners' equity:
  Beginning of period..............      209           100
                                        ----          ----
  End of period....................     $342          $209
                                        ====          ====
Change in units:
  Beginning units..................       18             9
                                        ----          ----
  Units purchased..................       12            16
  Units redeemed...................        0            (7)
                                        ----          ----
  Ending units.....................       30            18
                                        ====          ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                  DOW TARGET 5 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                             SEPTEMBER                    OCTOBER                    NOVEMBER
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  3          $  0          $  3          $   2         $  2          $  0
  Reinvested capital gains.........        0             0             0              0            0             0
  Realized gain (loss).............        0             5            (1)            17           (1)            2
  Unrealized gain (loss)...........      (19)           (1)           (6)             5          (30)            3
                                        ----          ----          ----          -----         ----          ----
     Net increase (decrease) in
       contract owners' equity from
       operations..................      (16)            4            (4)            24          (29)            5
                                        ----          ----          ----          -----         ----          ----
Equity transactions:
  Contract purchase payments.......      102           138           126            303          103           157
  Transfers from fixed & other
     subaccounts...................        0             0             0              0            0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (4)          (59)           (1)          (171)          (2)          (46)
  Transfers to fixed & other
     subaccounts...................        0             0             0              0            0             0
                                        ----          ----          ----          -----         ----          ----
     Net equity transactions.......       98            79           125            132          101           111
                                        ----          ----          ----          -----         ----          ----
       Net change in contract
          owners' equity...........       82            83           121            156           72           116
Contract owners' equity:
  Beginning of period..............      206           123           247             91          182            66
                                        ----          ----          ----          -----         ----          ----
  End of period....................     $288          $206          $368          $ 247         $254          $182
                                        ====          ====          ====          =====         ====          ====
Change in units:
  Beginning units..................       18            11            19              7           21             8
                                        ----          ----          ----          -----         ----          ----
  Units purchased..................       12            12            12             26           15            18
  Units redeemed...................       (1)           (5)            0            (14)          (1)           (5)
                                        ----          ----          ----          -----         ----          ----
  Ending units.....................       29            18            31             19           35            21
                                        ====          ====          ====          =====         ====          ====

                                      DOW TARGET 5 PORTFOLIOS
                                     -------------------------
                                             DECEMBER
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  2          $  1
  Reinvested capital gains.........        0             5
  Realized gain (loss).............       (1)            1
  Unrealized gain (loss)...........      (21)           (5)
                                        ----          ----
     Net increase (decrease) in
       contract owners' equity from
       operations..................      (20)            2
                                        ----          ----
Equity transactions:
  Contract purchase payments.......       73            71
  Transfers from fixed & other
     subaccounts...................        0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................        0           (25)
  Transfers to fixed & other
     subaccounts...................        0             0
                                        ----          ----
     Net equity transactions.......       73            46
                                        ----          ----
       Net change in contract
          owners' equity...........       53            48
Contract owners' equity:
  Beginning of period..............      103            55
                                        ----          ----
  End of period....................     $156          $103
                                        ====          ====
Change in units:
  Beginning units..................        9             5
                                        ----          ----
  Units purchased..................        9             6
  Units redeemed...................        0            (2)
                                        ----          ----
  Ending units.....................       18             9
                                        ====          ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                               JANUS ADVISER SERIES
                                                 --------------------------------------------------------------------------------
                                                          GROWTH                 WORLDWIDE GROWTH                BALANCED
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -------------------------   ------------------------
                                                    2002          2001          2002          2001          2002          2001
                                                 -----------   -----------   -----------   -----------   -----------   ----------
Decrease in contract owners' equity from
  operations:
  Net investment activity......................   $  (4,792)    $ (4,405)     $  (4,244)    $  (6,043)    $   3,670    $   3,632
  Reinvested capital gains.....................           0            0              0             0             0            0
  Realized loss................................     (44,199)     (36,257)      (106,440)      (61,078)      (23,705)     (18,203)
  Unrealized loss..............................     (61,441)     (49,678)       (27,152)      (59,431)      (28,112)     (12,188)
                                                  ---------     --------      ---------     ---------     ---------    ---------
     Net decrease in contract owners' equity
      from operations..........................    (110,432)     (90,340)      (137,836)     (126,552)      (48,147)     (26,759)
                                                  ---------     --------      ---------     ---------     ---------    ---------
Equity transactions:
  Contract purchase payments...................     286,365      207,638        264,603       180,697       480,115      158,845
  Transfers from fixed & other subaccounts.....      14,723       47,777         13,488        22,939        62,541       63,279
  Withdrawals, surrenders, death benefit
     payments contract charges.................     (94,906)     (88,253)      (153,681)     (118,149)     (190,124)    (114,477)
  Transfers to fixed & other subaccounts.......     (29,244)     (31,703)       (50,183)      (26,793)      (66,583)     (29,188)
                                                  ---------     --------      ---------     ---------     ---------    ---------
     Net equity transactions...................     176,938      135,459         74,227        58,694       285,949       78,459
                                                  ---------     --------      ---------     ---------     ---------    ---------
       Net change in contract owners' equity...      66,506       45,119        (63,609)      (67,858)     .237,802       51,700
Contract owners' equity:
  Beginning of period..........................     314,078      268,959        450,518       518,376       440,036      388,336
                                                  ---------     --------      ---------     ---------     ---------    ---------
  End of period................................   $ 380,584     $314,078      $ 386,909     $ 450,518     $ 677,838    $ 440,036
                                                  =========     ========      =========     =========     =========    =========
Change in units:
  Beginning units..............................      41,550       26,949         52,002        46,591        44,094       36,533
                                                  ---------     --------      ---------     ---------     ---------    ---------
  Units purchased..............................      46,782       29,445         36,945        21,115        56,335       21,424
  Units redeemed...............................     (18,917)     (14,844)       (27,779)      (15,704)      (26,749)     (13,863)
                                                  ---------     --------      ---------     ---------     ---------    ---------
  Ending units.................................      69,415       41,550         61,168        52,002        73,680       44,094
                                                  =========     ========      =========     =========     =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                       STRONG VARIABLE ANNUITY FUNDS, INC.
                                                 --------------------------------------------------------------------------------
                                                      OPPORTUNITY II            MULTI CAP VALUE II          MID CAP GROWTH II
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -------------------------   ------------------------
                                                    2002          2001          2002          2001          2002          2001
                                                 -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................   $   (377)     $   (559)      $  (12)       $   (18)     $ (1,476)     $ (1,914)
  Reinvested capital gains.....................      3,339        10,236          125              0             0             0
  Realized gain (loss).........................     (1,952)         (801)          (7)            75       (52,942)      (29,419)
  Unrealized loss..............................    (23,649)      (11,376)        (543)           (49)        1,954       (22,150)
                                                  --------      --------       ------        -------      --------      --------
     Net increase (decrease) in contract
      owners' equity from operations...........    (22,639)       (2,500)        (437)             8       (52,464)      (53,483)
                                                  --------      --------       ------        -------      --------      --------
Equity transactions:
  Contract purchase payments...................     93,555        17,286          595            991        64,213        46,460
  Transfers from fixed & other subaccounts.....     28,037         4,175        1,801          1,043        16,370        51,212
  Withdrawals, surrenders, death benefit
     payments contract charges.................     (3,429)       (5,413)        (186)        (1,084)      (38,405)      (45,221)
  Transfers to fixed & other subaccounts.......     (2,306)         (833)           0         (2,751)      (17,450)      (17,297)
                                                  --------      --------       ------        -------      --------      --------
     Net equity transactions...................    115,857        15,215        2,210         (1,801)       24,728        35,154
                                                  --------      --------       ------        -------      --------      --------
       Net change in contract owners' equity...     93,218        12,715        1,773         (1,793)      (27,736)      (18,329)
Contract owners' equity:
  Beginning of period..........................     66,267        53,552          200          1,993       118,208       136,537
                                                  --------      --------       ------        -------      --------      --------
  End of period................................   $159,485      $ 66,267       $1,973        $   200      $ 90,472      $118,208
                                                  ========      ========       ======        =======      ========      ========
Change in units:
  Beginning units..............................      5,945         4,565           18            182        15,952        12,585
                                                  --------      --------       ------        -------      --------      --------
  Units purchased..............................     14,530         1,934          233            183        15,545         9,609
  Units redeemed...............................       (658)         (554)         (19)          (347)      (11,683)       (6,242)
                                                  --------      --------       ------        -------      --------      --------
  Ending units.................................     19,817         5,945          232             18        19,814        15,952
                                                  ========      ========       ======        =======      ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                      GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                 --------------------------------------------------------------------------------
                                                      GROWTH & INCOME             CORE US EQUITY              CAPITAL GROWTH
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -------------------------   ------------------------
                                                    2002          2001          2002          2001          2002          2001
                                                 -----------   -----------   -----------   -----------   -----------   ----------
Decrease in contract owners' equity from
  operations:
  Net investment activity......................    $   648       $  (108)      $   (76)      $  (119)      $  (391)     $  (283)
  Reinvested capital gains.....................          0             0             0             0             0          106
  Realized loss................................       (548)         (255)         (830)         (667)       (1,319)      (1,212)
  Unrealized loss..............................     (1,175)         (791)       (2,647)       (1,009)       (8,099)      (2,281)
                                                   -------       -------       -------       -------       -------      -------
     Net decrease in contract owners' equity
      from operations..........................     (1,075)       (1,154)       (3,553)       (1,795)       (9,809)      (3,670)
                                                   -------       -------       -------       -------       -------      -------
Equity transactions:
  Contract purchase payments...................     55,823        12,933        14,315         6,639        32,544       18,827
  Transfers from fixed & other subaccounts.....      6,118         5,701         2,856         5,602        33,045            0
  Withdrawals, surrenders, death benefit
     payments contract charges.................     (5,334)       (5,687)       (1,515)       (4,600)       (3,244)      (6,763)
  Transfers to fixed & other subaccounts.......     (5,007)       (2,610)       (3,991)       (2,800)       (8,572)        (233)
                                                   -------       -------       -------       -------       -------      -------
     Net equity transactions...................     51,600        10,337        11,665         4,841        53,773       11,831
                                                   -------       -------       -------       -------       -------      -------
       Net change in contract owners' equity...     50,525         9,183         8,112         3,046        43,964        8,161
Contract owners' equity:
  Beginning of period..........................     19,397        10,214        15,776        12,730        27,268       19,107
                                                   -------       -------       -------       -------       -------      -------
  End of period................................    $69,922       $19,397       $23,888       $15,776       $71,232      $27,268
                                                   =======       =======       =======       =======       =======      =======
Change in units:
  Beginning units..............................      2,196         1,035         1,864         1,307         3,185        1,883
                                                   -------       -------       -------       -------       -------      -------
  Units purchased..............................      8,087         1,793         2,477         1,088         8,772        2,102
  Units redeemed...............................     (1,232)         (632)         (677)         (531)         (814)        (800)
                                                   -------       -------       -------       -------       -------      -------
  Ending units.................................      9,051         2,196         3,664         1,864        11,143        3,185
                                                   =======       =======       =======       =======       =======      =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                   VAN KAMPEN UNIVERSAL
                                                    INSTITUTIONAL FUNDS                 LAZARD RETIREMENT SERIES, INC.
                                                 -------------------------   ----------------------------------------------------
                                                      US REAL ESTATE              EMERGING MARKET               SMALL CAP
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -------------------------   ------------------------
                                                    2002          2001          2002          2001          2002          2001
                                                 -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................   $    351       $   345       $    (2)      $   (45)     $ (2,551)     $ (1,179)
  Reinvested capital gains.....................        286            58             0             0           941         9,219
  Realized gain (loss).........................      1,238           223            17          (360)          295         2,041
  Unrealized gain (loss).......................     (1,107)          240        (1,478)          136       (43,596)        5,691
                                                  --------       -------       -------       -------      --------      --------
     Net increase (decrease) in contract
      owners' equity from operations...........        768           866        (1,463)         (269)      (44,911)       15,772
                                                  --------       -------       -------       -------      --------      --------
Equity transactions:
  Contract purchase payments...................      3,082           526        40,224         4,485        91,709        18,260
  Transfers from fixed & other subaccounts.....     12,446        10,177        20,864             0       131,885       121,025
  Withdrawals, surrenders, death benefit
     payments contract charges.................    (12,602)       (1,793)         (156)       (2,395)      (24,794)      (42,128)
  Transfers to fixed & other subaccounts.......          0        (1,044)         (980)            0        (8,539)         (746)
                                                  --------       -------       -------       -------      --------      --------
     Net equity transactions...................      2,926         7,866        59,952         2,090       190,261        96,411
                                                  --------       -------       -------       -------      --------      --------
       Net change in contract owners' equity...      3,694         8,732        58,489         1,821       145,350       112,183
Contract owners' equity:
  Beginning of period..........................     11,752         3,020         5,914         4,093       121,099         8,916
                                                  --------       -------       -------       -------      --------      --------
  End of period................................   $ 15,446       $11,752       $64,403       $ 5,914      $266,449      $121,099
                                                  ========       =======       =======       =======      ========      ========
Change in units:
  Beginning units..............................        838           233           711           461         8,224           709
                                                  --------       -------       -------       -------      --------      --------
  Units purchased..............................      1,122           814         7,404           536        16,351        10,415
  Units redeemed...............................       (835)         (209)         (143)         (286)       (2,299)       (2,900)
                                                  --------       -------       -------       -------      --------      --------
  Ending units.................................      1,125           838         7,972           711        22,276         8,224
                                                  ========       =======       =======       =======      ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CL 2
                                                 --------------------------------------------------------------------------------
                                                        VIP MID CAP               VIP CONTRAFUND                VIP GROWTH
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -------------------------   ------------------------
                                                    2002          2001          2002          2001          2002          2001
                                                 -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................   $ (1,353)     $   (771)     $   (562)      $   (50)     $   (903)     $  (217)
  Reinvested capital gains.....................          0             0             0            93             0          564
  Realized gain (loss).........................     (1,987)          779          (799)         (188)      (12,164)        (181)
  Unrealized gain (loss).......................    (15,910)        1,372        (3,886)         (403)       (5,897)      (2,339)
                                                  --------      --------      --------       -------      --------      -------
     Net increase (decrease) in contract
      owners' equity from operations...........    (19,250)        1,380        (5,247)         (548)      (18,964)      (2,173)
                                                  --------      --------      --------       -------      --------      -------
Equity transactions:
  Contract purchase payments...................    175,380        46,649        89,836         6,285       181,932       23,350
  Transfers from fixed & other subaccounts.....     63,982        69,530        34,980         2,436        14,009        2,408
  Withdrawals, surrenders, death benefit
     payments contract charges.................    (35,110)      (50,740)       (7,037)       (1,093)      (71,002)      (1,860)
  Transfers to fixed & other subaccounts.......     (9,036)      (25,624)       (5,251)       (1,550)       (5,267)        (669)
                                                  --------      --------      --------       -------      --------      -------
     Net equity transactions...................    195,216        39,815       112,528         6,078       119,672       23,229
                                                  --------      --------      --------       -------      --------      -------
       Net change in contract owners' equity...    175,966        41,195       107,281         5,530       100,708       21,056
Contract owners' equity:
  Beginning of period..........................     51,350        10,155         8,454         2,924        27,933        6,877
                                                  --------      --------      --------       -------      --------      -------
  End of period................................   $227,316      $ 51,350      $115,735       $ 8,454      $128,641      $27,933
                                                  ========      ========      ========       =======      ========      =======
Change in units:
  Beginning units..............................      4,838           911         1,061           317         4,076          813
                                                  --------      --------      --------       -------      --------      -------
  Units purchased..............................     23,695         8,785        16,164           933        35,761        3,514
  Units redeemed...............................     (4,408)       (4,858)         (943)         (189)      (12,541)        (251)
                                                  --------      --------      --------       -------      --------      -------
  Ending units.................................     24,125         4,838        16,282         1,061        27,296        4,076
                                                  ========      ========      ========       =======      ========      =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                                                                 JP MORGAN
                                                   MFS VARIABLE INSURANCE TRUST-SERVICE CLASS                 SERIES TRUST II
                                         --------------------------------------------------------------   -----------------------
                                                      INVESTORS
                                            NEW         GROWTH      MID CAP                                 SMALL       MID CAP
                                         DISCOVERY      STOCK        GROWTH          TOTAL RETURN          COMPANY       VALUE
                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT         SUBACCOUNT          SUBACCOUNT   SUBACCOUNT
                                         ----------   ----------   ----------   -----------------------   ----------   ----------
                                            2002         2002         2002         2002       2001(A)        2002         2002
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............    $  (25)     $   (19)      $  (25)     $  (220)      $   (2)     $   (39)     $  (345)
  Reinvested capital gains.............         0            0            0          129            0            0           35
  Realized gain (loss).................         2          (88)         (21)         (16)           0           (4)          (9)
  Unrealized gain (loss)...............       (19)        (151)          18       (2,058)          19         (829)       2,241
                                           ------      -------       ------      -------       ------      -------      -------
     Net increase (decrease) in
       contract
       owners' equity from
       operations......................       (42)        (258)         (28)      (2,165)          17         (872)       1,922
                                           ------      -------       ------      -------       ------      -------      -------
Equity transactions:
  Contract purchase payments...........     7,166        5,440        3,745       52,505           96        4,451       32,938
  Transfers from fixed & other
     subaccounts.......................         0        4,000        3,487       35,144        1,508       14,018       39,907
  Withdrawals, surrenders, death
     benefit payments contract
     charges...........................         0            0         (120)      (2,961)           0          (24)      (3,815)
  Transfers to fixed & other
     subaccounts.......................         0       (4,385)        (122)        (793)           0            0       (2,031)
                                           ------      -------       ------      -------       ------      -------      -------
     Net equity transactions...........     7,166        5,055        6,990       83,895        1,604       18,445       66,999
                                           ------      -------       ------      -------       ------      -------      -------
       Net change in contract owners'
          equity.......................     7,124        4,797        6,962       81,730        1,621       17,573       68,921
Contract owners' equity:
  Beginning of period..................         0            0            0        1,621            0            0            0
                                           ------      -------       ------      -------       ------      -------      -------
  End of period........................    $7,124      $ 4,797       $6,962      $83,351       $1,621      $17,573      $68,921
                                           ======      =======       ======      =======       ======      =======      =======
Change in units:
  Beginning units......................         0            0            0          158            0            0            0
                                           ------      -------       ------      -------       ------      -------      -------
  Units purchased......................       917          927        1,161        8,844          158        2,036        6,853
  Units redeemed.......................         0         (299)         (37)        (298)           0           (2)        (529)
                                           ------      -------       ------      -------       ------      -------      -------
  Ending units.........................       917          628        1,124        8,704          158        2,034        6,324
                                           ======      =======       ======      =======       ======      =======      =======

---------------

(a) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2002

   (1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Portfolios, Janus Adviser Series, Strong Variable Annuity Funds, Inc., Van Kampen Universal Institutional Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Series, Inc., Fidelity Variable Insurance Products Fund Service CL 2, MFS Variable Insurance Trust-Service Class and JP Morgan Series Trust II (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2002. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and the Dow Target Fund, in which the Account invests. For these services, ONI receives fees from the mutual funds.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefits.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                              ---------------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
        2002................          123,529           $13.669538     $ 1,688,591     1.35%     -19.83%       0.37%
        2001................          115,133           $17.049647     $ 1,962,974     1.35%      -9.66%       0.29%
        2000................          114,667           $18.872661     $ 2,164,075     1.35%      -7.89%       0.29%
        1999................          123,655           $20.488690     $ 2,533,520     1.35%      18.27%       0.33%
        1998................          107,818           $17.323587     $ 1,884,321     1.35%       4.31%       1.30%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                              ---------------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MONEY MARKET SUBACCOUNT
        2002................          113,201           $12.929045     $ 1,463,584     1.35%       0.04%       1.36%
        2001................           71,555           $12.924293     $   924,796     1.35%       2.41%       3.87%
        2000................           56,828           $12.619825     $   717,158     1.35%       4.93%       6.27%
        1999................           72,108           $12.027104     $   867,255     1.35%       3.62%       5.08%
        1998................           48,567           $11.606378     $   563,684     1.35%       3.98%       5.19%
   BOND SUBACCOUNT
        2002................           34,951           $15.259783     $   533,348     1.35%       7.21%       6.03%
        2001................           22,694           $14.233764     $   323,018     1.35%       6.97%       5.93%
        2000................           44,642           $13.306447     $   594,029     1.35%       4.45%       6.87%
        1999................           41,686           $12.739294     $   531,045     1.35%      -0.76%       6.94%
        1998................           16,940           $12.837064     $   217,454     1.35%       3.81%       6.33%
   OMNI SUBACCOUNT
        2002................          101,108           $ 9.710079     $   981,763     1.35%     -23.80%       1.93%
        2001................          102,201           $12.743583     $ 1,302,410     1.35%     -14.23%       1.89%
        2000................          115,175           $14.857791     $ 1,711,242     1.35%     -15.98%       1.14%
        1999................          143,525           $17.684265     $ 2,538,131     1.35%       9.87%       2.17%
        1998................          146,331           $16.095248     $ 2,355,241     1.35%       3.14%       2.78%
   INTERNATIONAL SUBACCOUNT
        2002................          106,506           $ 9.058520     $   964,790     1.35%     -21.71%       0.27%
        2001................          107,016           $11.569981     $ 1,238,176     1.35%     -30.51%       0.00%
        2000................          102,308           $16.649143     $ 1,703,347     1.35%     -23.23%       0.00%
        1999................           96,945           $21.687535     $ 2,102,497     1.35%      65.17%       0.00%
        1998................          110,066           $13.130325     $ 1,445,197     1.35%       2.50%       3.68%
   CAPITAL APPRECIATION SUBACCOUNT
        2002................           62,081           $18.386422     $ 1,141,443     1.35%     -21.21%       0.20%
        2001................           58,461           $23.337404     $ 1,364,329     1.35%       8.23%       0.51%
        2000................           61,277           $21.562036     $ 1,321,259     1.35%      29.75%       0.73%
        1999................           77,142           $16.618131     $ 1,281,955     1.35%       5.04%       3.01%
        1998................           72,571           $15.820771     $ 1,148,127     1.35%       4.50%       2.54%
   DISCOVERY SUBACCOUNT
        2002................           90,903           $16.699319     $ 1,518,010     1.35%     -33.63%       0.00%
        2001................          103,072           $25.162584     $ 2,593,565     1.35%     -19.45%       0.00%
        2000................          112,051           $31.240246     $ 3,500,492     1.35%     -12.40%       0.00%
        1999................          109,169           $35.661694     $ 3,893,167     1.35%     103.71%       0.00%
        1998................           91,751           $17.505914     $ 1,606,190     1.35%       9.10%       0.00%
   INTERNATIONAL SMALL CO. SUBACCOUNT
        2002................           18,382           $11.113756     $   204,292     1.35%     -16.14%       0.00%
        2001................           17,022           $13.253141     $   225,600     1.35%     -30.22%       0.00%
        2000................           18,696           $18.993697     $   355,103     1.35%     -31.20%       0.00%
        1999................           14,362           $27.606603     $   396,487     1.35%     105.74%       0.00%
        1998................           12,900           $13.418205     $   173,090     1.35%       2.15%       2.91%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                              ---------------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   AGGRESSIVE GROWTH SUBACCOUNT
        2002................           59,086           $ 5.283043     $   312,156     1.35%     -28.88%       0.00%
        2001................           51,052           $ 7.428111     $   379,220     1.35%     -32.73%       1.19%
        2000................           40,338           $11.041934     $   445,412     1.35%     -28.31%       0.00%
        1999................           36,760           $15.402459     $   566,190     1.35%       4.35%       0.00%
        1998................           38,333           $14.760465     $   565,815     1.35%       6.40%       0.00%
   SMALL CAP GROWTH SUBACCOUNT
        2002................           31,437           $ 7.108637     $   223,476     1.35%     -30.07%       0.00%
        2001................           31,749           $10.165257     $   322,732     1.35%     -40.31%       0.00%
        2000................           37,758           $17.030607     $   643,045     1.35%     -17.98%       0.00%
        1999................           27,196           $20.763312     $   564,687     1.35%     102.22%       0.00%
        1998................           23,776           $10.267604     $   244,125     1.35%       7.37%       0.00%
   GROWTH & INCOME SUBACCOUNT
        2002................           98,055           $12.996454     $ 1,274,371     1.35%     -26.62%       0.00%
        2001................          102,074           $17.711441     $ 1,807,877     1.35%     -14.00%       1.29%
        2000................          120,285           $20.626461     $ 2,481,058     1.35%      -9.65%       0.00%
        1999................          113,970           $22.795195     $ 2,597,968     1.35%      60.09%       0.21%
        1998................           71,864           $14.239205     $ 1,023,291     1.35%       5.66%       1.10%
   S&P 500 INDEX SUBACCOUNT
        2002................          202,583           $12.028576     $ 2,436,783     1.35%     -23.66%       1.13%
        2001................          182,773           $15.756783     $ 2,879,919     1.35%     -14.49%       2.06%
        2000................          189,273           $18.426977     $ 3,487,732     1.35%     -10.85%       3.13%
        1999................          177,053           $20.669795     $ 3,659,644     1.35%      23.96%       2.54%
        1998................          112,232           $16.675212     $ 1,871,487     1.35%      28.27%       2.67%
   SOCIAL AWARENESS SUBACCOUNT
        2002................           16,064           $ 5.308960     $    85,286     1.35%     -29.27%       0.00%
        2001................           15,174           $ 7.506050     $   113,898     1.35%     -20.85%       0.00%
        2000................           18,847           $ 9.483906     $   178,742     1.35%     -13.95%       0.00%
        1999................           19,408           $11.020767     $   213,892     1.35%      16.12%       0.46%
        1998................           20,572           $ 9.490457     $   195,235     1.35%     -23.44%       0.61%
   BLUE CHIP SUBACCOUNT
        2002................            5,280           $ 7.756922     $    40,957     1.35%     -20.50%       1.09%
        2001................            1,076           $ 9.757689     $    10,500     1.35%      -5.51%       0.73%
        2000................              262           $10.326548     $     2,700     1.35%      -0.27%       0.65%
   EQUITY INCOME SUBACCOUNT
        2002................            2,505           $ 6.397083     $    16,024     1.35%     -21.93%       1.61%
        2001................              684           $ 8.194331     $     5,606     1.35%     -13.00%       1.50%
        2000................              477           $ 9.419220     $     4,496     1.35%     -13.66%       1.50%
   HIGH INCOME BOND SUBACCOUNT
        2002................            7,301           $ 9.943806     $    72,604     1.35%       2.56%      11.28%
        2001................            2,250           $ 9.695650     $    21,819     1.35%       2.88%      13.10%
        2000................            1,149           $ 9.424124     $    10,827     1.35%      -8.34%       7.17%
   CAPITAL GROWTH SUBACCOUNT
        2002................           21,126           $ 4.989444     $   105,408     1.35%     -42.84%       0.00%
        2001................           13,710           $ 8.728217     $   119,663     1.35%     -15.75%       0.00%
        2000................           12,119           $10.359883     $   125,557     1.35%     -26.99%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   NASDAQ-100 INDEX SUBACCOUNT
        2002................           31,591           $ 2.479303     $    78,324     1.35%     -38.17%       0.00%
        2001................            4,606           $ 4.009851     $    18,470     1.35%     -33.56%       0.00%
        2000................              131           $ 6.034927     $       789     1.35%     -39.65%       0.00%       5/1/00
   BRYTON GROWTH SUBACCOUNT
        2002................               74           $ 6.818402     $       506     1.35%     -31.82%       0.00%       5/1/02
   DOW TARGET 10 PORTFOLIOS:
   JANUARY SUBACCOUNT
        2002................               49           $ 8.565381     $       423     1.35%     -11.94%       3.19%
        2001................               12           $ 9.726304     $       112     1.35%      -4.81%       1.56%
   FEBRUARY SUBACCOUNT
        2002................              307           $ 9.347952     $     2,871     1.35%     -11.38%       4.19%
        2001................              254           $10.547811     $     2,676     1.35%      -5.72%       2.06%
        2000................                1           $11.187746     $        12     1.35%      11.88%       3.27%       2/1/00
   MARCH SUBACCOUNT
        2002................               62           $10.109357     $       624     1.35%     -11.87%       4.78%
        2001................               24           $11.471108     $       279     1.35%      -6.24%       1.40%
        2000................               99           $12.234770     $     1,210     1.35%      22.35%       2.00%       3/1/00
   APRIL SUBACCOUNT
        2002................              107           $ 9.792664     $     1,052     1.35%      -7.86%       3.88%
        2001................               73           $10.627503     $       778     1.35%      -3.41%       1.89%
        2000................               10           $11.002247     $       105     1.35%      10.02%       1.10%       4/1/00
   MAY SUBACCOUNT
        2002................               59           $10.167294     $       602     1.35%      -9.16%       3.46%
        2001................               32           $11.192028     $       354     1.35%      -2.82%       1.95%
        2000................               11           $11.517087     $       122     1.35%      15.17%       1.85%       5/1/00
   JUNE SUBACCOUNT
        2002................               70           $ 9.527080     $       668     1.35%      -8.84%       3.38%
        2001................               41           $10.451075     $       427     1.35%      -2.63%       1.83%
        2000................               25           $10.733519     $       270     1.35%       7.34%       1.62%       6/1/00
   JULY SUBACCOUNT
        2002................              124           $10.003218     $     1,238     1.35%      -9.74%       3.02%
        2001................               40           $11.082486     $       448     1.35%      -4.67%       1.79%
        2000................               32           $11.624799     $       374     1.35%      16.25%       0.90%       7/1/00
   AUGUST SUBACCOUNT
        2002................               94           $ 9.616858     $       905     1.35%      -8.80%       3.14%
        2001................               49           $10.545026     $       519     1.35%      -4.35%       2.08%
        2000................               33           $11.024036     $       367     1.35%      10.24%       0.57%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002................               83           $ 9.058614     $       753     1.35%      -9.08%       2.95%
        2001................               56           $ 9.963690     $       556     1.35%      -5.31%       1.77%
        2000................               36           $10.522145     $       382     1.35%       5.22%       0.55%       9/1/00
   OCTOBER SUBACCOUNT
        2002................              104           $10.510065     $     1,090     1.35%      -6.93%       2.57%
        2001................               63           $11.293163     $       708     1.35%      -2.90%       1.74%
        2000................               36           $11.630397     $       420     1.35%      16.30%       0.25%      10/2/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 10 PORTFOLIOS: (CONTINUED)
   NOVEMBER SUBACCOUNT
        2002................              124           $ 7.865168     $       972     1.35%     -14.20%       2.74%
        2001................               64           $ 9.167088     $       583     1.35%      -2.66%       1.72%
        2000................               39           $ 9.417671     $       371     1.35%      -6.66%       0.28%
   DECEMBER SUBACCOUNT
        2002................               71           $ 8.200448     $       583     1.35%     -14.74%       3.01%
        2001................               37           $ 9.617872     $       356     1.35%      -2.21%       1.32%
        2000................               34           $ 9.835583     $       331     1.35%      -1.70%       2.87%
   DOW TARGET 5 PORTFOLIOS:
   JANUARY SUBACCOUNT
        2002................              322           $ 9.188244     $     2,960     1.35%     -13.77%       3.07%
        2001................              314           $10.655057     $     3,346     1.35%      -4.59%       1.90%
        2000................              309           $11.167155     $     3,451     1.35%      11.67%       3.16%       1/3/00
   FEBRUARY SUBACCOUNT
        2002................               28           $10.689089     $       301     1.35%      -8.72%       3.12%
        2001................                7           $11.709600     $        88     1.35%      -2.77%       2.45%
        2000................                4           $12.042671     $        43     1.35%      20.43%       3.05%       2/1/00
   MARCH SUBACCOUNT
        2002................               17           $11.424038     $       193     1.35%     -10.13%       3.83%
        2001................                7           $12.712174     $        92     1.35%      -5.87%       0.97%
        2000................                6           $13.504691     $        83     1.35%      35.05%       3.01%       3/1/00
   APRIL SUBACCOUNT
        2002................               33           $ 9.702465     $       317     1.35%     -10.73%       3.12%
        2001................               18           $10.869088     $       197     1.35%     -11.83%       1.57%
        2000................                8           $12.327140     $       102     1.35%      23.27%       2.43%       4/3/00
   MAY SUBACCOUNT
        2002................               23           $ 9.683400     $       221     1.35%     -15.36%       3.31%
        2001................               14           $11.441315     $       158     1.35%     -10.47%       2.33%
        2000................                9           $12.779101     $       114     1.35%      27.79%       2.10%       5/1/00
   JUNE SUBACCOUNT
        2002................               30           $ 9.169283     $       271     1.35%     -12.86%       3.27%
        2001................               20           $10.522635     $       214     1.35%      -9.63%       1.14%
        2000................                9           $11.643515     $       105     1.35%      16.44%       1.08%       6/1/00
   JULY SUBACCOUNT
        2002................               36           $ 9.660918     $       345     1.35%     -11.98%       2.65%
        2001................               19           $10.975399     $       210     1.35%      -6.56%       1.52%
        2000................                9           $11.746019     $       109     1.35%      17.46%       1.06%       7/3/00
   AUGUST SUBACCOUNT
        2002................               30           $11.548297     $       342     1.35%      -2.45%       2.21%
        2001................               18           $11.837787     $       209     1.35%       0.53%       2.56%
        2000................                9           $11.775902     $       100     1.35%      17.76%       1.08%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002................               29           $ 9.970517     $       288     1.35%     -14.98%       2.74%
        2001................               18           $11.727811     $       206     1.35%       0.99%       1.30%
        2000................               11           $11.613288     $       123     1.35%      16.13%       0.87%       9/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS: (CONTINUED)
   OCTOBER SUBACCOUNT
        2002................               31           $11.754453     $       368     1.35%      -7.15%       2.59%
        2001................               19           $12.659273     $       247     1.35%       1.82%       2.19%
        2000................                7           $12.432799     $        91     1.35%      24.33%       1.15%      10/2/00
   NOVEMBER SUBACCOUNT
        2002................               35           $ 7.174692     $       254     1.35%     -16.50%       2.75%
        2001................               21           $ 8.592807     $       182     1.35%       0.90%       1.16%
        2000................                8           $ 8.516491     $        66     1.35%     -14.46%       1.58%
   DECEMBER SUBACCOUNT
        2002................               18           $ 8.850626     $       156     1.35%     -18.64%       3.08%
        2001................                9           $10.878367     $       103     1.35%       2.95%       2.32%
        2000................                5           $10.566965     $        55     1.35%       5.62%       5.24%
   JANUS ADVISER SERIES:
   GROWTH SUBACCOUNT
        2002................           69,415           $ 5.482775     $   380,584     1.35%     -27.47%       0.00%
        2001................           41,550           $ 7.559084     $   314,078     1.35%     -24.26%       0.00%
        2000................           26,949           $ 9.980280     $   268,959     1.35%     -14.26%       2.50%
        1999................               87           $11.639885     $     1,007     1.35%      16.40%       0.00%      11/1/99
   WORLDWIDE SUBACCOUNT
        2002................           61,168           $ 6.325364     $   386,909     1.35%     -26.99%       0.36%
        2001................           52,002           $ 8.663493     $   450,518     1.35%     -22.13%       0.14%
        2000................           46,591           $11.126184     $   518,376     1.35%     -15.78%       2.68%
        1999................               39           $13.211585     $       517     1.35%      32.12%       0.00%      11/1/99
   BALANCED SUBACCOUNT
        2002................           73,680           $ 9.199713     $   677,838     1.35%      -7.81%       1.96%
        2001................           44,094           $ 9.979518     $   440,036     1.35%      -6.12%       2.19%
        2000................           36,533           $10.629722     $   388,336     1.35%      -3.47%       5.88%
        1999................            2,432           $11.011548     $    26,781     1.35%      10.12%       1.41%      11/1/99
   STRONG VARIABLE ANNUITY FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
        2002................           19,817           $ 8.047865     $   159,485     1.35%     -27.80%       0.88%
        2001................            5,945           $11.145870     $    66,267     1.35%      -4.99%       0.41%
        2000................            4,565           $11.731765     $    53,552     1.35%       5.18%       0.25%
   MULTI CAP VALUE II SUBACCOUNT
        2002................              232           $ 8.518375     $     1,973     1.35%     -24.18%       0.63%
        2001................               18           $11.235708     $       200     1.35%       2.73%       0.00%
        2000................              182           $10.937292     $     1,993     1.35%       6.39%       1.38%
   MID CAP GROWTH II SUBACCOUNT
        2002................           19,814           $ 4.566078     $    90,472     1.35%     -38.38%       0.00%
        2001................           15,952           $ 7.410085     $   118,208     1.35%     -31.70%       0.00%
        2000................           12,585           $10.849448     $   136,537     1.35%     -15.97%       0.00%
        1999................                3           $12.911573     $        40     1.35%      29.12%       0.00%      11/1/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
        2002................            9,051           $ 7.725302     $    69,922     1.35%     -12.52%       3.22%
        2001................            2,196           $ 8.831003     $    19,397     1.35%     -10.55%       0.65%
        2000................            1,035           $ 9.872837     $    10,214     1.35%      -5.95%       0.42%
   CORE US EQUITY SUBACCOUNT
        2002................            3,664           $ 6.520423     $    23,888     1.35%     -22.94%       0.88%
        2001................            1,864           $ 8.461111     $    15,776     1.35%     -13.12%       0.50%
        2000................            1,307           $ 9.739111     $    12,730     1.35%     -10.82%       1.01%
   CAPITAL GROWTH SUBACCOUNT
        2002................           11,143           $ 6.392633     $    71,232     1.35%     -25.34%       0.36%
        2001................            3,185           $ 8.562417     $    27,268     1.35%     -15.61%       0.21%
        2000................            1,883           $10.146128     $    19,107     1.35%      -9.20%       0.23%
        1999................                4           $11.173846     $        40     1.35%      11.74%       0.00%      11/1/99
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
   US REAL ESTATE SUBACCOUNT
        2002................            1,125           $13.724066     $    15,446     1.35%      -2.11%       4.55%
        2001................              838           $14.019726     $    11,752     1.35%       8.37%       7.14%
        2000................              233           $12.936895     $     3,020     1.35%      27.55%       2.53%
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
        2002................            7,972           $ 8.078966     $    64,403     1.35%      -2.81%       1.34%
        2001................              711           $ 8.312779     $     5,914     1.35%      -6.35%       0.59%
        2000................              461           $ 8.876193     $     4,093     1.35%     -29.03%       0.30%
   SMALL CAP SUBACCOUNT
        2002................           22,276           $11.961101     $   266,449     1.35%     -18.77%       0.00%
        2001................            8,224           $14.725694     $   121,099     1.35%      17.04%       0.11%
        2000................              709           $12.581576     $     8,916     1.35%      19.44%       0.34%
        1999................                3           $10.533744     $        30     1.35%       5.34%       0.00%      11/1/99
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     SERVICE CL 2:
   VIP MID CAP SUBACCOUNT
        2002................           24,125           $ 9.422471     $   227,316     1.35%     -11.22%       0.33%
        2001................            4,838           $10.613775     $    51,350     1.35%      -4.81%       0.00%
        2000................              911           $11.149859     $    10,155     1.35%      11.50%       0.49%       5/1/00
   VIP CONTRAFUND SUBACCOUNT
        2002................           16,282           $ 7.107965     $   115,735     1.35%     -10.81%       0.14%
        2001................            1,061           $ 7.969397     $     8,454     1.35%     -13.64%       0.45%
        2000................              317           $ 9.228340     $     2,924     1.35%      -7.72%       0.00%       5/1/00
   VIP GROWTH SUBACCOUNT
        2002................           27,296           $ 4.712906     $   128,641     1.35%     -31.23%       0.06%
        2001................            4,076           $ 6.852748     $    27,933     1.35%     -18.97%       0.04%
        2000................              813           $ 8.456846     $     6,877     1.35%     -15.43%       0.00%       5/1/00
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
        2002................              917           $ 7.771036     $     7,124     1.35%     -32.71%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
   INVESTORS GROWTH STOCK SUBACCOUNT
        2002................              628           $ 7.637636     $     4,797     1.35%     -28.68%       0.00%
   MID CAP GROWTH SUBACCOUNT
        2002................            1,124           $ 6.194421     $     6,962     1.35%     -44.19%       0.00%
   TOTAL RETURN SUBACCOUNT
        2002................            8,704           $ 9.576492     $    83,351     1.35%      -6.61%       0.54%
        2001................              158           $10.254547     $     1,621     1.35%       2.55%       0.00%      11/1/01
   JP MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
        2002                            2,034           $ 8.641547     $    17,573     1.35%      -0.53%       0.02%
   MID CAP VALUE SUBACCOUNT
        2002................            6,324           $10.898536     $    68,921     1.35%     -22.70%       0.01%

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the period indicated or from the inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) RISK AND ADMINISTRATIVE EXPENSE

   At the end of each valuation period ONLIC charges an amount equal to 0.35% on an annual basis of the contract value for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 1.00% for mortality and expense risk on an annual basis.

   The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   Both the administrative and the mortality and expense risk fees are assessed through the unit value calculation.
                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

(4) CONTRACT CHARGES

   No deduction for a sales charge is made from purchase payments. A withdrawal charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant.

   A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

   State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.

(5) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(6) AICPA AUDIT GUIDE UPDATE

   In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide was effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide required Separate Accounts presenting financial statements in conformity with accounting principles generally accepted in the United States of America to disclose financial highlights which include expense ratios, total return, and an investment income ratio (see note 2). The adoption of the guide had no financial impact on the Account.

OHIO NATIONAL VARIABLE ACCOUNT D

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statement of assets and contract owners' equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 21, 2003

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OHIO NATIONAL FUND, INC.

Post Office Box 371
Cincinnati, Ohio 45201

Form 1326 Rev. 2-03